UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22027
FundVantage Trust
(Exact name of registrant as specified in charter)

103 Bellevue Parkway
Wilmington, DE 19809
(Address of principal executive offices) (Zip code)
Registrant's telephone number, including area code:
856-528-3500
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Gotham Absolute Return Fund
Institutional Class Shares | GARIX
Semi-Annual Shareholder Report — March 31, 2025
This semi-annual shareholder report contains important information about the Gotham Absolute Return Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Absolute Return Fund (Institutional Class Shares / GARIX)	$78	1.59%*
* Annualized
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$766,488,888
Total number of portfolio holdings	1,713
Total advisory fee paid, net	$5,042,295
Portfolio turnover rate as of the end of the reporting period	84%
Portfolio Holdings Summary Table (as of March 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
Information Technology	13.7%
Industrials	8.5%
Consumer Discretionary	6.8%
Health Care	5.7%
Communication Services	4.6%
Consumer Staples	3.8%
Materials	2.6%
Energy	2.4%
Financials	1.9%
Utilities	1.5%
Short-Term Investment	40.1%
Other Assets in Excess of Liabilities	8.4%
TOTAL	100.0%
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.gothamfunds.com/documents.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Absolute Return Fund Institutional Class Shares (GARIX)
Semi-Annual Shareholder Report — March 31, 2025
GARIX-03/25-SAR
Gotham Enhanced Return Fund
Institutional Class Shares | GENIX
Semi-Annual Shareholder Report — March 31, 2025
This semi-annual shareholder report contains important information about the Gotham Enhanced Return Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Enhanced Return Fund (Institutional Class Shares / GENIX)	$76	1.57%*
* Annualized
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$304,278,077
Total number of portfolio holdings	1,554
Total advisory fee paid, net	$1,702,598
Portfolio turnover rate as of the end of the reporting period	64%
Portfolio Holdings Summary Table (as of March 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
Information Technology	4.1%
Industrials	3.3%
Communication Services	2.4%
Consumer Discretionary	2.1%
Consumer Staples	1.9%
Health Care	1.8%
Materials	1.0%
Financials	1.0%
Energy	0.6%
Utilities	0.4%
Affiliated Equity Registered Investment Companies	47.2%
Short-Term Investment	19.3%
Other Assets in Excess of Liabilities	14.9%
TOTAL	100.0%
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.gothamfunds.com/documents.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Enhanced Return Fund Institutional Class Shares (GENIX)
Semi-Annual Shareholder Report — March 31, 2025
GENIX-03/25-SAR
Gotham Neutral Fund
Institutional Class Shares | GONIX
Semi-Annual Shareholder Report — March 31, 2025
This semi-annual shareholder report contains important information about the Gotham Neutral Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Neutral Fund (Institutional Class Shares / GONIX)	$79	1.59%*
* Annualized
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$110,818,651
Total number of portfolio holdings	1,642
Total advisory fee paid, net	$571,993
Portfolio turnover rate as of the end of the reporting period	213%
Portfolio Holdings Summary Table (as of March 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
Information Technology	18.6%
Industrials	15.3%
Health Care	14.3%
Consumer Discretionary	11.2%
Consumer Staples	7.2%
Materials	6.8%
Energy	6.6%
Communication Services	4.4%
Utilities	3.5%
Financials	2.5%
Short-Term Investment	1.5%
Other Assets in Excess of Liabilities	8.1%
TOTAL	100.0%
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.gothamfunds.com/documents.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Neutral Fund Institutional Class Shares (GONIX)
Semi-Annual Shareholder Report — March 31, 2025
GONIX-03/25-SAR
Gotham Index Plus Fund
Institutional Class Shares | GINDX
Semi-Annual Shareholder Report — March 31, 2025
This semi-annual shareholder report contains important information about the Gotham Index Plus Fund Institutional Class Shares (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Index Plus Fund (Institutional Class Shares / GINDX)	$76	1.54%*
* Annualized
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$899,343,676
Total number of portfolio holdings	699
Total advisory fee paid, net	$3,431,517
Portfolio turnover rate as of the end of the reporting period	44%
Portfolio Holdings Summary Table (as of March 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
Information Technology	5.0%
Communication Services	3.0%
Financials	2.4%
Industrials	2.4%
Health Care	1.8%
Consumer Discretionary	1.6%
Consumer Staples	1.6%
Materials	0.9%
Energy	0.6%
Utilities	0.6%
Real Estate	0.5%
Affiliated Equity Registered Investment Company	45.7%
Short-Term Investment	6.7%
Other Assets in Excess of Liabilities	27.2%
TOTAL	100.0%
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.gothamfunds.com/documents.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Index Plus Fund Institutional Class Shares (GINDX)
Semi-Annual Shareholder Report — March 31, 2025
GINDX-03/25-SAR
Gotham Index Plus Fund
Investor Class Shares | GNNDX
Semi-Annual Shareholder Report — March 31, 2025
This semi-annual shareholder report contains important information about the Gotham Index Plus Fund Investor Class Shares (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Index Plus Fund (Investor Class Shares / GNNDX)	$88	1.78%*
* Annualized
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$899,343,676
Total number of portfolio holdings	699
Total advisory fee paid, net	$3,431,517
Portfolio turnover rate as of the end of the reporting period	44%
Portfolio Holdings Summary Table (as of March 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
Information Technology	5.0%
Communication Services	3.0%
Financials	2.4%
Industrials	2.4%
Health Care	1.8%
Consumer Discretionary	1.6%
Consumer Staples	1.6%
Materials	0.9%
Energy	0.6%
Utilities	0.6%
Real Estate	0.5%
Affiliated Equity Registered Investment Company	45.7%
Short-Term Investment	6.7%
Other Assets in Excess of Liabilities	27.2%
TOTAL	100.0%
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.gothamfunds.com/documents.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Index Plus Fund Investor Class Shares (GNNDX)
Semi-Annual Shareholder Report — March 31, 2025
GNNDX-03/25-SAR
Gotham Large Value Fund
Institutional Class Shares | GVALX
Semi-Annual Shareholder Report — March 31, 2025
This semi-annual shareholder report contains important information about the Gotham Large Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Large Value Fund (Institutional Class Shares / GVALX)	$37	0.75%*
* Annualized
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$32,953,101
Total number of portfolio holdings	269
Total advisory fee paid, net	$46,721
Portfolio turnover rate as of the end of the reporting period	94%
Portfolio Holdings Summary Table (as of March 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
Industrials	21.0%
Health Care	11.9%
Consumer Discretionary	11.9%
Information Technology	11.7%
Financials	11.4%
Consumer Staples	9.4%
Communication Services	7.4%
Energy	5.3%
Real Estate	4.4%
Materials	3.5%
Utilities	1.3%
Short-Term Investment	0.4%
Other Assets in Excess of Liabilities	0.4%
TOTAL	100.0%
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.gothamfunds.com/documents.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Large Value Fund Institutional Class Shares (GVALX)
Semi-Annual Shareholder Report — March 31, 2025
GVALX-03/25-SAR
Gotham Enhanced S&P 500
Index Fund
Institutional Class Shares | GSPFX
Semi-Annual Shareholder Report — March 31, 2025
This semi-annual shareholder report contains important information about the Gotham Enhanced S&P 500 Index Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Enhanced S&P 500 Index Fund (Institutional Class Shares / GSPFX)	$25	0.50%*
* Annualized
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$20,916,583
Total number of portfolio holdings	501
Total advisory fee paid, net	$38,017
Portfolio turnover rate as of the end of the reporting period	92%
Portfolio Holdings Summary Table (as of March 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
Information Technology	27.9%
Communication Services	14.2%
Financials	13.0%
Consumer Discretionary	12.1%
Industrials	10.3%
Health Care	8.1%
Consumer Staples	5.4%
Energy	2.8%
Materials	2.4%
Real Estate	1.7%
Utilities	1.2%
Short-Term Investment	0.9%
Other Assets in Excess of Liabilities	0.0%
TOTAL	100.0%
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.gothamfunds.com/documents.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Enhanced S&P 500 Index Fund Institutional Class Shares (GSPFX)
Semi-Annual Shareholder Report — March 31, 2025
GSPFX-03/25-SAR
Gotham Hedged Core Fund
Institutional Class Shares | GCHDX
Semi-Annual Shareholder Report — March 31, 2025
This semi-annual shareholder report contains important information about the Gotham Hedged Core Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Hedged Core Fund (Institutional Class Shares / GCHDX)	$86	1.71%*
* Annualized
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$5,177,806
Total number of portfolio holdings	289
Total advisory fee paid, net	$20,601
Portfolio turnover rate as of the end of the reporting period	158%
Portfolio Holdings Summary Table (as of March 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
	Long	Short	Net
Information Technology	42.1%	(12.1)%	30.0%
Consumer Staples	22.9%	—	22.9%
Communication Services	11.9%	(0.8)%	11.1%
Financials	9.3%	(0.4)%	8.9%
Consumer Discretionary	10.2%	(1.8)%	8.4%
Health Care	14.0%	(6.0)%	8.0%
Materials	7.3%	(3.5)%	3.8%
Industrials	9.4%	(6.3)%	3.1%
Utilities	6.7%	(5.2)%	1.5%
Energy	2.8%	(1.9)%	0.9%
Real Estate	0.5%	(1.6)%	(1.1)%
Short-Term Investment	2.2%	—	2.2%
Total Investments	139.3%	(39.6)%	99.7%
Other Assets in Excess of Liabilities			0.3%
Net Assets			100.0%
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.gothamfunds.com/documents.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Hedged Core Fund Institutional Class Shares (GCHDX)
Semi-Annual Shareholder Report — March 31, 2025
GCHDX-03/25-SAR
Gotham Defensive Long 500 Fund
Institutional Class Shares | GDLFX
Semi-Annual Shareholder Report — March 31, 2025
This semi-annual shareholder report contains important information about the Gotham Defensive Long 500 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Defensive Long 500 Fund (Institutional Class Shares / GDLFX)	$99	1.97%*
* Annualized
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$18,128,123
Total number of portfolio holdings	434
Total advisory fee paid, net	$51,721
Portfolio turnover rate as of the end of the reporting period	103%
Portfolio Holdings Summary Table (as of March 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
Information Technology	23.1%
Consumer Staples	8.4%
Communication Services	6.9%
Industrials	5.9%
Materials	5.7%
Health Care	4.8%
Consumer Discretionary	4.1%
Financials	3.8%
Utilities	2.7%
Energy	0.7%
Short-Term Investment	8.7%
Other Assets in Excess of Liabilities	25.2%
TOTAL	100.0%
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.gothamfunds.com/documents.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Defensive Long 500 Fund Institutional Class Shares (GDLFX)
Semi-Annual Shareholder Report — March 31, 2025
GDLFX-03/25-SAR
Gotham Total Return Fund
Institutional Class Shares | GTRFX
Semi-Annual Shareholder Report — March 31, 2025
This semi-annual shareholder report contains important information about the Gotham Total Return Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Total Return Fund (Institutional Class Shares / GTRFX)	$0	0.00%*
* Annualized
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$14,764,491
Total number of portfolio holdings	7
Total advisory fee paid, net	$0
Portfolio turnover rate as of the end of the reporting period	3%
Portfolio Holdings Summary Table (as of March 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
Affiliated Equity Registered Investment Companies	98.3%
Short-Term Investment	1.8%
Liabilities in Excess of Other Assets	(0.1)%
TOTAL	100.0%
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.gothamfunds.com/documents.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Total Return Fund Institutional Class Shares (GTRFX)
Semi-Annual Shareholder Report — March 31, 2025
GTRFX-03/25-SAR
Gotham Enhanced 500 Plus Fund
Institutional Class Shares | GEFPX
Semi-Annual Shareholder Report — March 31, 2025
This semi-annual shareholder report contains important information about the Gotham Enhanced 500 Plus Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Enhanced 500 Plus Fund (Institutional Class Shares / GEFPX)	$95	1.91%*
* Annualized
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$4,757,721
Total number of portfolio holdings	495
Total advisory fee paid, net	$0
Portfolio turnover rate as of the end of the reporting period	114%
Portfolio Holdings Summary Table (as of March 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
	Long	Short	Net
Information Technology	34.8%	(7.6)%	27.2%
Communication Services	17.8%	(0.6)%	17.2%
Financials	16.7%	(1.8)%	14.9%
Consumer Discretionary	15.3%	(2.9)%	12.4%
Industrials	17.3%	(5.7)%	11.6%
Consumer Staples	9.6%	(1.8)%	7.8%
Health Care	12.7%	(7.0)%	5.7%
Materials	3.8%	(1.6)%	2.2%
Energy	4.0%	(3.0)%	1.0%
Real Estate	3.4%	(2.5)%	0.9%
Utilities	1.5%	(4.8)%	(3.3)%
Short-Term Investment	2.1%	—	2.1%
Total Investments	139.0%	(39.3)%	99.7%
Other Assets in Excess of Liabilities			0.3%
Net Assets			100.0%
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.gothamfunds.com/documents.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Enhanced 500 Plus Fund Institutional Class Shares (GEFPX)
Semi-Annual Shareholder Report — March 31, 2025
GEFPX-03/25-SAR

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Semi-Annual Financials and Additional Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

GOTHAM FUNDS
of
FundVantage Trust
Gotham Absolute Return Fund
Gotham Enhanced Return Fund
Gotham Neutral Fund
Gotham Index Plus Fund
Gotham Large Value Fund
Gotham Enhanced S&P 500 Index Fund
Gotham Hedged Core Fund
Gotham Defensive Long 500 Fund
Gotham Total Return Fund
Gotham Enhanced 500 Plus Fund
SEMI-ANNUAL FINANCIALS AND ADDITIONAL INFORMATION
March 31, 2025
(Unaudited)
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

GOTHAM FUNDS
SEMI-ANNUAL REPORT
AS OF March 31, 2025

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 51.5%
Automobiles & Components — 0.9%
Adient PLC (Ireland)*	424	$ 5,453
Aptiv PLC (Jersey)*	417	24,811
BorgWarner, Inc.	10,358	296,757
Dorman Products, Inc.*	1,586	191,176
Ford Motor Co.(a)	201,580	2,021,847
Garrett Motion, Inc.	670	5,608
General Motors Co.(a)	53,022	2,493,625
Gentherm, Inc.*	5,181	138,540
Goodyear Tire & Rubber Co. (The)*	3,290	30,400
LCI Industries	4,530	396,058
Lear Corp.	464	40,934
Magna International, Inc. (Canada)	196	6,662
Phinia, Inc.	13,350	566,440
Thor Industries, Inc.	2,259	171,255
Visteon Corp.*	7,187	557,855
		6,947,421
Capital Goods — 5.9%
3M Co.(a)	19,058	2,798,858
Alamo Group, Inc.	1,243	221,515
AMETEK, Inc.	4,870	838,322
Argan, Inc.	621	81,457
Armstrong World Industries, Inc.	152	21,414
Astec Industries, Inc.	387	13,332
Astronics Corp.*	1,545	37,343
Bloom Energy Corp., Class A*	434	8,532
Blue Bird Corp.*	17,059	552,200
Builders FirstSource, Inc.*	867	108,323
Caterpillar, Inc.	1,438	474,252
Chart Industries, Inc.*	1,220	176,119
Crane Co.	85	13,020
Cummins, Inc.(a)	5,126	1,606,693
Deere & Co.(a)	2,731	1,281,795
DNOW, Inc.*	4,673	79,815
Douglas Dynamics, Inc.	311	7,225
Dover Corp.	7,769	1,364,858
EMCOR Group, Inc.	1,724	637,242
Emerson Electric Co.	10,004	1,096,839
Enpro, Inc.	214	34,623
Fortive Corp.	2,682	196,269
Franklin Electric Co., Inc.	1,228	115,285
Gates Industrial Corp. PLC (United Kingdom)*	3,452	63,551
GE Vernova, Inc.	3,303	1,008,340
Generac Holdings, Inc.*	6,423	813,473
General Dynamics Corp.(a)	4,870	1,327,465
General Electric Co.(a)	15,456	3,093,518
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Gibraltar Industries, Inc.*	3,231	$ 189,530
Granite Construction, Inc.	3,700	278,980
Griffon Corp.	5,841	417,631
Hayward Holdings, Inc.*	51,859	721,877
Helios Technologies, Inc.	412	13,221
Hexcel Corp.	3,511	192,262
Howmet Aerospace, Inc.	14,584	1,891,982
Hubbell, Inc.	585	193,582
Hyster-Yale, Inc.	149	6,189
IES Holdings, Inc.*	78	12,879
Illinois Tool Works, Inc.	2,500	620,025
JBT Marel Corp.	3,348	409,126
Johnson Controls International PLC (Ireland)	25,160	2,015,568
Karat Packaging, Inc.	4	106
Kennametal, Inc.	8,689	185,076
Kratos Defense & Security Solutions, Inc.*	2,270	67,396
L3Harris Technologies, Inc.	2,841	594,650
Lockheed Martin Corp.	3,443	1,538,023
Masco Corp.	12,060	838,652
MasTec, Inc.(a)*	11,300	1,318,823
Mercury Systems, Inc.*	3,569	153,788
MRC Global, Inc.*	16,037	184,105
Mueller Water Products, Inc., Class A	13,771	350,059
NEXTracker, Inc., Class A*	15,325	645,795
NuScale Power Corp.*	10,565	149,600
Oshkosh Corp.	812	76,393
Parker-Hannifin Corp.	639	388,416
Pentair PLC (Ireland)	11,217	981,263
Powell Industries, Inc.	6,494	1,106,123
Power Solutions International, Inc.*	702	17,747
Preformed Line Products Co.	25	3,502
Primoris Services Corp.	15,204	872,862
Proto Labs, Inc.*	73	2,558
Regal Rexnord Corp.	1,225	139,466
Rocket Lab USA, Inc.(a)*	130,405	2,331,641
Rockwell Automation, Inc.	2	517
Sensata Technologies Holding PLC (United Kingdom)	4,000	97,080
Snap-on, Inc.(a)	4,190	1,412,072
SPX Technologies, Inc.*	388	49,967
Stanley Black & Decker, Inc.	2,228	171,289
Sterling Infrastructure, Inc.*	948	107,323
Textron, Inc.	2,658	192,040
Trane Technologies PLC (Ireland)	1,564	526,943

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Tutor Perini Corp.*	16,889	$ 391,487
United Rentals, Inc.	451	282,642
V2X, Inc.*	1,550	76,028
Valmont Industries, Inc.	3,641	1,039,032
Vertiv Holdings Co., Class A	10,259	740,700
Vicor Corp.*	1,335	62,451
Watsco, Inc.	13	6,608
Watts Water Technologies, Inc., Class A	122	24,878
WESCO International, Inc.	1,861	289,013
Westinghouse Air Brake Technologies Corp.	545	98,836
Worthington Enterprises, Inc.	15,718	787,315
WW Grainger, Inc.(a)	1,499	1,480,757
Xylem, Inc.	193	23,056
Zurn Elkay Water Solutions Corp.	8,467	279,242
		45,119,850
Commercial & Professional Services — 1.6%
Automatic Data Processing, Inc.(a)	7,962	2,432,630
Booz Allen Hamilton Holding Corp.	2,493	260,718
BrightView Holdings, Inc.*	556	7,139
Broadridge Financial Solutions, Inc.	2,911	705,801
Cintas Corp.(a)	7,589	1,559,767
CRA International, Inc.	123	21,304
CSG Systems International, Inc.	212	12,820
Dun & Bradstreet Holdings, Inc.	13,710	122,567
ICF International, Inc.	1,470	124,906
Innodata, Inc.*	12,737	457,258
Jacobs Solutions, Inc.(a)	11,400	1,378,146
Leidos Holdings, Inc.(a)	10,379	1,400,542
ManpowerGroup, Inc.	56	3,241
Pitney Bowes, Inc.	25,066	226,847
Pursuit Attractions and Hospitality, Inc.*	1,070	37,867
Republic Services, Inc.(a)	5,203	1,259,959
Robert Half, Inc.	940	51,277
Steelcase, Inc., Class A	17,909	196,283
Tetra Tech, Inc.	3	88
UniFirst Corp.	2,147	373,578
Upwork, Inc.*	16,335	213,172
Veralto Corp.(a)	17,621	1,717,167
Willdan Group, Inc.*	370	15,066
		12,578,143
Consumer Discretionary Distribution & Retail — 2.9%
Abercrombie & Fitch Co., Class A*	3,365	256,985
Amazon.com, Inc.(a)*	48,412	9,210,867
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Discretionary Distribution & Retail — (Continued)
American Eagle Outfitters, Inc.	11,717	$ 136,152
AutoZone, Inc.*	108	411,780
Bath & Body Works, Inc.	5,195	157,512
Best Buy Co., Inc.	1,609	118,438
Buckle, Inc. (The)	95	3,640
CarMax, Inc.*	7,227	563,128
Carvana Co.*	1	209
eBay, Inc.(a)	39,104	2,648,514
Etsy, Inc.*	5,199	245,289
Five Below, Inc.*	9,515	712,911
Gap, Inc. (The)	14,129	291,199
Home Depot, Inc. (The)	1,061	388,846
LKQ Corp.(a)	32,588	1,386,294
Lowe's Cos., Inc.(a)	6,458	1,506,199
Macy's, Inc.	16,681	209,513
Nordstrom, Inc.	6,150	150,368
Petco Health & Wellness Co., Inc.*	51,575	157,304
Pool Corp.	156	49,663
Ross Stores, Inc.	1,175	150,153
Signet Jewelers Ltd. (Bermuda)	12,881	747,871
TJX Cos., Inc. (The)	8,129	990,112
Ulta Beauty, Inc.*	960	351,878
Urban Outfitters, Inc.*	8,542	447,601
Valvoline, Inc.*	2,490	86,677
Williams-Sonoma, Inc.	4,016	634,930
		22,014,033
Consumer Durables & Apparel — 1.1%
Acushnet Holdings Corp.	2,853	195,887
Amer Sports, Inc. (Cayman Islands)*	36	962
Champion Homes, Inc.*	80	7,581
Cricut, Inc., Class A	386	1,988
Deckers Outdoor Corp.*	1,876	209,755
Garmin Ltd. (Switzerland)	4,431	962,103
G-III Apparel Group Ltd.*	472	12,909
Hasbro, Inc.	14,954	919,521
Kontoor Brands, Inc.	1,056	67,721
Legacy Housing Corp.*	125	3,152
Leggett & Platt, Inc.	3,923	31,031
Mattel, Inc.*	11,556	224,533
Mohawk Industries, Inc.*	1,431	163,392
NIKE, Inc., Class B	920	58,402
NVR, Inc.*	131	949,015
Peloton Interactive, Inc., Class A(a)*	350,693	2,216,380
PulteGroup, Inc.	837	86,044
Ralph Lauren Corp.	2,785	614,761
SharkNinja, Inc. (Cayman Islands)*	841	70,148

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Tapestry, Inc.	12,541	$ 883,012
VF Corp.	3,789	58,805
Wolverine World Wide, Inc.	34,871	485,056
YETI Holdings, Inc.*	2,419	80,069
		8,302,227
Consumer Services — 1.5%
ADT, Inc.	3,798	30,916
Airbnb, Inc., Class A*	1,363	162,824
BJ's Restaurants, Inc.*	1,555	53,274
Booking Holdings, Inc.	207	953,630
Brinker International, Inc.*	115	17,141
Caesars Entertainment, Inc.*	9,050	226,250
Carnival Corp. (Panama)*	30,759	600,723
Cracker Barrel Old Country Store, Inc.	6,971	270,614
DoorDash, Inc., Class A*	5,208	951,866
Expedia Group, Inc.	3,382	568,514
Frontdoor, Inc.*	5,323	204,510
Golden Entertainment, Inc.	244	6,439
Graham Holdings Co., Class B	191	183,524
Las Vegas Sands Corp.	6,030	232,939
Life Time Group Holdings, Inc.*	16,583	500,807
McDonald's Corp.(a)	6,741	2,105,686
Red Rock Resorts, Inc., Class A	367	15,917
Rush Street Interactive, Inc.*	113,726	1,219,143
Strategic Education, Inc.	1,801	151,212
Sweetgreen, Inc., Class A*	1,207	30,199
Universal Technical Institute, Inc.*	4,281	109,936
Vail Resorts, Inc.	918	146,898
Wynn Resorts Ltd.	4,850	404,975
Yum! Brands, Inc.(a)	16,165	2,543,725
		11,691,662
Consumer Staples Distribution & Retail — 1.3%
Chefs' Warehouse, Inc. (The)*	3,447	187,724
Costco Wholesale Corp.(a)	2,041	1,930,337
Dollar General Corp.	8,226	723,312
Dollar Tree, Inc.*	11,159	837,706
Kroger Co. (The)	121	8,191
Sysco Corp.	6,165	462,622
Target Corp.(a)	27,642	2,884,719
United Natural Foods, Inc.*	18,969	519,561
Walmart, Inc.(a)	26,755	2,348,821
		9,902,993
Energy — 2.4%
Baker Hughes Co.	4,982	218,959
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Borr Drilling Ltd. (Bermuda)	56,016	$ 122,675
Cameco Corp. (Canada)	4,066	167,357
Centrus Energy Corp., Class A*	7,773	483,558
Chevron Corp.(a)	40,353	6,750,653
Coterra Energy, Inc.	8,305	240,015
CVR Energy, Inc.	3,995	77,503
Dorian LPG Ltd. (Marshall Islands)	15,093	337,178
EOG Resources, Inc.(a)	24,272	3,112,641
Halliburton Co.	15,199	385,599
Helix Energy Solutions Group, Inc.*	10,330	85,842
Kinder Morgan, Inc.(a)	63,454	1,810,343
Magnolia Oil & Gas Corp., Class A	2,524	63,756
Murphy Oil Corp.	23,196	658,766
Nordic American Tankers Ltd. (Bermuda)	13,324	32,777
Northern Oil & Gas, Inc.	4,966	150,122
NOV, Inc.	10,381	157,999
Oceaneering International, Inc.*	7,943	173,237
Schlumberger NV (Curacao)	17,474	730,413
TC Energy Corp. (Canada)	326	15,390
TechnipFMC PLC (United Kingdom)	12,564	398,153
Texas Pacific Land Corp.	339	449,172
Tidewater, Inc.*	4,705	198,880
Valero Energy Corp.(a)	9,368	1,237,232
Vermilion Energy, Inc. (Canada)	5,440	44,064
Weatherford International PLC (Ireland)	2,211	118,399
World Kinect Corp.	1,205	34,174
		18,254,857
Financial Services — 2.9%
Affirm Holdings, Inc.*	17,679	798,914
Berkshire Hathaway, Inc., Class B(a)*	4,956	2,639,466
Blackrock, Inc.	818	774,221
Cboe Global Markets, Inc.	1,233	279,016
CME Group, Inc.(a)	8,755	2,322,614
Coinbase Global, Inc., Class A*	8,845	1,523,374
Corpay, Inc.(a)*	3,668	1,279,105
Euronet Worldwide, Inc.*	3,539	378,142
FactSet Research Systems, Inc.	42	19,095
Fiserv, Inc.(a)*	17,020	3,758,527
Franklin Resources, Inc.	29,165	561,426
Global Payments, Inc.	148	14,492
Intercontinental Exchange, Inc.	2,755	475,238
Mastercard, Inc., Class A	1,577	864,385
Moody's Corp.	71	33,064
Nasdaq, Inc.	16,334	1,239,097

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Payoneer Global, Inc.*	45,174	$ 330,222
PayPal Holdings, Inc.(a)*	37,001	2,414,315
Remitly Global, Inc.*	5,418	112,694
S&P Global, Inc.	1,750	889,175
Sezzle, Inc.*	2,786	97,204
T Rowe Price Group, Inc.	11,951	1,097,938
		21,901,724
Food, Beverage & Tobacco — 2.2%
Altria Group, Inc.(a)	35,207	2,113,124
Brown-Forman Corp., Class B	322	10,929
Coca-Cola Co. (The)	10,460	749,145
Conagra Brands, Inc.	11,175	298,037
Constellation Brands, Inc., Class A	3,435	630,391
Darling Ingredients, Inc.*	7,229	225,834
Dole PLC (Ireland)	1,904	27,513
Fresh Del Monte Produce, Inc. (Cayman Islands)	773	23,832
Hershey Co. (The)	117	20,010
Ingredion, Inc.	7,650	1,034,356
J M Smucker Co. (The)	2,133	252,569
Kellanova(a)	30,524	2,517,925
Keurig Dr Pepper, Inc.(a)	61,005	2,087,591
Kraft Heinz Co. (The)(a)	57,594	1,752,585
Lancaster Colony Corp.	539	94,325
Molson Coors Beverage Co., Class B	9,948	605,535
Philip Morris International, Inc.	5,516	875,555
Pilgrim's Pride Corp.(a)*	27,972	1,524,754
Post Holdings, Inc.*	1,099	127,880
Primo Brands Corp.	6,128	217,483
Seneca Foods Corp., Class A*	23	2,048
Tootsie Roll Industries, Inc.	282	8,877
Tyson Foods, Inc., Class A(a)	17,852	1,139,136
Vita Coco Co., Inc. (The)*	11,462	351,310
WK Kellogg Co.	2,223	44,304
		16,735,048
Health Care Equipment & Services — 3.1%
Alcon AG (Switzerland)	808	76,703
Align Technology, Inc.*	3,120	495,643
Alignment Healthcare, Inc.*	13,724	255,541
Amedisys, Inc.*	1,469	136,073
Avanos Medical, Inc.*	9,331	133,713
Baxter International, Inc.	23,015	787,803
Bioventus, Inc., Class A*	485	4,438
Cencora, Inc.(a)	4,698	1,306,467
Centene Corp.*	20,130	1,222,092
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Cigna Group (The)	749	$ 246,421
DaVita, Inc.*	2,557	391,144
DENTSPLY SIRONA, Inc.	316	4,721
Dexcom, Inc.*	8,637	589,821
Doximity, Inc., Class A*	509	29,537
Elevance Health, Inc.(a)	5,338	2,321,817
Envista Holdings Corp.*	24,447	421,955
GE HealthCare Technologies, Inc.(a)	27,253	2,199,590
GeneDx Holdings Corp.*	5,357	474,443
Globus Medical, Inc., Class A*	13,239	969,095
HCA Healthcare, Inc.	2,302	795,456
Henry Schein, Inc.*	9,552	654,216
Hologic, Inc.(a)*	21,464	1,325,831
ICU Medical, Inc.*	3,803	528,085
Intuitive Surgical, Inc.*	743	367,986
Labcorp Holdings, Inc.	3,517	818,547
LifeStance Health Group, Inc.*	5,701	37,969
LivaNova PLC (United Kingdom)*	7,600	298,528
Masimo Corp.*	3,090	514,794
McKesson Corp.	114	76,721
Medtronic PLC (Ireland)	15,512	1,393,908
Omnicell, Inc.*	16,834	588,517
Pediatrix Medical Group, Inc.*	21,521	311,839
Phreesia, Inc.*	6,747	172,453
ResMed, Inc.(a)	7,719	1,727,898
Select Medical Holdings Corp.	6,567	109,669
Solventum Corp.*	7,595	577,524
Teleflex, Inc.	1,466	202,587
Tenet Healthcare Corp.*	1,070	143,915
Universal Health Services, Inc., Class B	5,427	1,019,733
		23,733,193
Household & Personal Products — 0.7%
Central Garden & Pet Co., Class A*	5,570	182,306
Clorox Co. (The)	2,231	328,515
Colgate-Palmolive Co.(a)	21,704	2,033,665
Coty, Inc., Class A*	8,636	47,239
Estee Lauder Cos., Inc. (The), Class A	855	56,430
Kimberly-Clark Corp.(a)	15,663	2,227,592
Oddity Tech Ltd., Class A (Israel)*	9,598	415,209
Oil-Dri Corp. of America	49	2,250
Olaplex Holdings, Inc.*	2,104	2,672
		5,295,878
Materials — 2.4%
Alcoa Corp.	5,670	172,935

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Alpha Metallurgical Resources, Inc.*	2,714	$ 339,928
AptarGroup, Inc.	1,198	177,759
Avery Dennison Corp.	3,411	607,056
Avient Corp.	4,862	180,672
Ball Corp.	20,396	1,062,020
Cabot Corp.	4,266	354,675
Carpenter Technology Corp.	173	31,344
CF Industries Holdings, Inc.	8,298	648,489
Commercial Metals Co.	1,597	73,478
Crown Holdings, Inc.	2,523	225,203
DuPont de Nemours, Inc.(a)	29,013	2,166,691
Eastman Chemical Co.	10,547	929,296
Element Solutions, Inc.	15,530	351,133
FMC Corp.	18,296	771,908
Fortuna Mining Corp. (Canada)*	77,012	469,773
Freeport-McMoRan, Inc.	4,272	161,738
Ingevity Corp.*	6,278	248,546
Innospec, Inc.	1,570	148,757
International Paper Co.	25,465	1,358,558
Linde PLC (Ireland)	5,403	2,515,853
Louisiana-Pacific Corp.	2,701	248,438
LyondellBasell Industries NV, Class A (Netherlands)	9,577	674,221
Minerals Technologies, Inc.	3,007	191,155
New Gold, Inc. (Canada)*	417,401	1,548,558
NewMarket Corp.	311	176,166
Newmont Corp.	1,132	54,653
Nucor Corp.	1,132	136,225
Orla Mining Ltd. (Canada)*	635	5,937
Pactiv Evergreen, Inc.	2,808	50,572
Pan American Silver Corp. (Canada)	2,694	69,586
PPG Industries, Inc.	11,454	1,252,495
Quaker Chemical Corp.	3,090	381,955
Silgan Holdings, Inc.	3,230	165,118
Stepan Co.	513	28,236
SunCoke Energy, Inc.	10,630	97,796
Teck Resources Ltd., Class B (Canada)	2,882	104,991
United States Lime & Minerals, Inc.	350	30,933
Wheaton Precious Metals Corp. (Canada)	7,726	599,769
		18,812,616
Media & Entertainment — 3.8%
Alphabet, Inc., Class A(a)	46,755	7,230,193
Bumble, Inc., Class A*	98,525	427,598
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Charter Communications, Inc., Class A*	1,379	$ 508,203
Cinemark Holdings, Inc.	1	25
Comcast Corp., Class A(a)	42,854	1,581,313
Electronic Arts, Inc.	6,713	970,163
EverQuote, Inc., Class A*	17,250	451,777
Fox Corp., Class A	20,771	1,175,639
Getty Images Holdings, Inc.*	2,644	4,574
Interpublic Group of Cos., Inc. (The)	9,514	258,400
Match Group, Inc.	2,774	86,549
Meta Platforms, Inc., Class A(a)	15,567	8,972,196
Netflix, Inc.(a)*	2,004	1,868,790
News Corp., Class A	42,680	1,161,750
Roku, Inc.*	971	68,397
Shutterstock, Inc.	3,193	59,486
Spotify Technology SA (Luxembourg)*	1,179	648,485
TEGNA, Inc.	10,445	190,308
Vimeo, Inc.*	81,397	428,148
Walt Disney Co. (The)(a)	25,176	2,484,871
Warner Bros Discovery, Inc.*	21,072	226,103
Ziff Davis, Inc.*	614	23,074
		28,826,042
Pharmaceuticals, Biotechnology & Life Sciences — 2.7%
ADMA Biologics, Inc.*	28,497	565,380
Alkermes PLC (Ireland)*	4,842	159,883
Amgen, Inc.	165	51,406
Amneal Pharmaceuticals, Inc.*	20,631	172,888
ARS Pharmaceuticals, Inc.*	3,637	45,753
Aurinia Pharmaceuticals, Inc. (Canada)*	139	1,118
Bio-Rad Laboratories, Inc., Class A*	1,372	334,164
Bristol-Myers Squibb Co.	13,938	850,079
Charles River Laboratories International, Inc.*	3,353	504,694
Dynavax Technologies Corp.*	224	2,905
Elanco Animal Health, Inc.*	93,188	978,474
Fortrea Holdings, Inc.*	41,214	311,166
Gilead Sciences, Inc.(a)	27,444	3,075,100
Harmony Biosciences Holdings, Inc.*	10,622	352,544
Illumina, Inc.*	2,458	195,018
Incyte Corp.*	9,501	575,286
Innoviva, Inc.*	5,429	98,428
IQVIA Holdings, Inc.*	8,873	1,564,310
Jazz Pharmaceuticals PLC (Ireland)*	4,051	502,932
Johnson & Johnson	778	129,023

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Ligand Pharmaceuticals, Inc.*	650	$ 68,341
Merck & Co., Inc.(a)	53,631	4,813,919
Mesa Laboratories, Inc.	11	1,305
Niagen Bioscience, Inc.*	685	4,726
Pacira BioSciences, Inc.*	5,294	131,556
Pfizer, Inc.	45,604	1,155,605
QIAGEN NV (Netherlands)	13,667	548,730
Regeneron Pharmaceuticals, Inc.	3,049	1,933,767
Repligen Corp.*	1,872	238,193
Supernus Pharmaceuticals, Inc.*	9,160	299,990
Waters Corp.*	1,799	663,057
Xeris Biopharma Holdings, Inc.*	896	4,919
Zoetis, Inc.	223	36,717
		20,371,376
Semiconductors & Semiconductor Equipment — 4.0%
ACM Research, Inc., Class A*	653	15,241
Advanced Micro Devices, Inc.*	7,540	774,660
Alpha & Omega Semiconductor Ltd. (Bermuda)*	2,856	71,000
Ambarella, Inc. (Cayman Islands)*	2,491	125,372
Applied Materials, Inc.	5,023	728,938
Broadcom, Inc.(a)	38,916	6,515,706
Cirrus Logic, Inc.*	5,839	581,886
Credo Technology Group Holding Ltd. (Cayman Islands)*	3,019	121,243
FormFactor, Inc.*	1,524	43,114
GLOBALFOUNDRIES, Inc. (Cayman Islands)*	9,820	362,456
Ichor Holdings Ltd. (Cayman Islands)*	6,417	145,088
Lam Research Corp.	6	436
Marvell Technology, Inc.	5,137	316,285
Microchip Technology, Inc.	10,333	500,220
Micron Technology, Inc.(a)	29,500	2,563,255
Monolithic Power Systems, Inc.	761	441,365
NVIDIA Corp.(a)	69,651	7,548,775
NXP Semiconductors NV (Netherlands)	3,289	625,107
ON Semiconductor Corp.*	3,727	151,652
Photronics, Inc.*	18,163	377,064
QUALCOMM, Inc.(a)	43,983	6,756,229
Semtech Corp.*	25,550	878,920
Skyworks Solutions, Inc.	6,294	406,781
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Teradyne, Inc.	10,228	$ 844,833
Universal Display Corp.	261	36,404
		30,932,030
Software & Services — 5.1%
Accenture PLC, Class A (Ireland)	4,537	1,415,725
ACI Worldwide, Inc.*	12,256	670,526
Adeia, Inc.	2,346	31,014
Adobe, Inc.*	1,631	625,537
Alarm.com Holdings, Inc.*	15,081	839,258
ASGN, Inc.*	898	56,592
AvePoint, Inc.*	9,018	130,220
Cadence Design Systems, Inc.(a)*	5,893	1,498,767
Clear Secure, Inc., Class A	14,143	366,445
Clearwater Analytics Holdings, Inc., Class A*	6,174	165,463
Crowdstrike Holdings, Inc., Class A*	5,941	2,094,678
Daily Journal Corp.*	6	2,386
Docebo, Inc. (Canada)*	16	459
Docusign, Inc.*	10,786	877,980
DXC Technology Co.*	31,073	529,795
Dynatrace, Inc.*	682	32,156
Elastic NV (Netherlands)*	59	5,257
EPAM Systems, Inc.*	2,066	348,823
Fortinet, Inc.(a)*	41,874	4,030,791
Gartner, Inc.*	1,590	667,387
Gen Digital, Inc.	46,068	1,222,645
Guidewire Software, Inc.*	2,215	415,002
I3 Verticals, Inc., Class A*	566	13,963
Informatica, Inc., Class A*	9,828	171,499
InterDigital, Inc.	789	163,126
Kyndryl Holdings, Inc.*	4,254	133,576
LiveRamp Holdings, Inc.*	3,407	89,059
Microsoft Corp.(a)	11,498	4,316,234
NCR Voyix Corp.*	4,047	39,458
NextNav, Inc.*	6,217	75,661
Okta, Inc.*	2,720	286,198
OneSpan, Inc.	1,641	25,025
Oracle Corp.(a)	20,232	2,828,636
Palantir Technologies, Inc., Class A*	8,779	740,948
Palo Alto Networks, Inc.(a)*	14,654	2,500,559
Pegasystems, Inc.(a)	21,078	1,465,343
Q2 Holdings, Inc.*	11,320	905,713
Qualys, Inc.*	1,608	202,495
Rubrik, Inc., Class A*	1,199	73,115
Salesforce, Inc.	5,606	1,504,426
ServiceNow, Inc.(a)*	4,775	3,801,569

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Twilio, Inc., Class A(a)*	21,518	$ 2,106,827
Verint Systems, Inc.*	116	2,071
VeriSign, Inc.*	2,009	510,025
Workday, Inc., Class A*	3,218	751,500
Yext, Inc.*	25,225	155,386
Zoom Communications, Inc.*	508	37,475
		38,926,793
Technology Hardware & Equipment — 3.5%
ADTRAN Holdings, Inc.*	5,935	51,753
Apple, Inc.(a)	28,541	6,339,812
Arista Networks, Inc.*	31,161	2,414,354
Avnet, Inc.	1,316	63,287
Benchmark Electronics, Inc.	11,192	425,632
CDW Corp.	335	53,687
Celestica, Inc. (Canada)*	8,309	654,832
Cisco Systems, Inc.	15,650	965,762
CompoSecure, Inc., Class A	11,699	127,168
Corning, Inc.	2,167	99,205
Daktronics, Inc.*	84	1,023
Dell Technologies, Inc., Class C(a)	16,042	1,462,228
Digi International, Inc.*	687	19,119
ePlus, Inc.*	3,832	233,867
F5, Inc.(a)*	5,748	1,530,520
Fabrinet (Cayman Islands)*	92	18,171
Hewlett Packard Enterprise Co.	64,181	990,313
HP, Inc.(a)	39,096	1,082,568
Itron, Inc.(a)*	11,434	1,197,826
Jabil, Inc.	780	106,135
Keysight Technologies, Inc.*	946	141,683
Knowles Corp.*	9,073	137,910
NetApp, Inc.(a)	14,086	1,237,314
NetScout Systems, Inc.*	1,035	21,745
Novanta, Inc. (Canada)*	551	70,456
PAR Technology Corp.*	4,758	291,856
Plexus Corp.*	3,886	497,913
Ribbon Communications, Inc.*	788	3,089
Rogers Corp.*	4,540	306,586
ScanSource, Inc.*	7,868	267,591
Seagate Technology Holdings PLC (Ireland)	20,498	1,741,305
Super Micro Computer, Inc.*	2,033	69,610
TD SYNNEX Corp.	155	16,114
TE Connectivity PLC (Ireland)	4,911	694,023
Teledyne Technologies, Inc.*	2,352	1,170,614
Trimble, Inc.*	202	13,261
Viavi Solutions, Inc.*	616	6,893
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Western Digital Corp.*	23,667	$ 956,857
Zebra Technologies Corp., Class A(a)*	4,454	1,258,522
		26,740,604
Telecommunication Services — 0.8%
AT&T, Inc.(a)	47,763	1,350,738
Iridium Communications, Inc.	22,464	613,716
Lumen Technologies, Inc.*	113,151	443,552
T-Mobile US, Inc.(a)	10,138	2,703,906
Verizon Communications, Inc.(a)	29,903	1,356,400
		6,468,312
Transportation — 1.2%
Air Transport Services Group, Inc.*	8,529	191,391
CH Robinson Worldwide, Inc.	470	48,128
Covenant Logistics Group, Inc.	137	3,041
CSX Corp.	28,471	837,901
Delta Air Lines, Inc.	34,272	1,494,259
FedEx Corp.	5,397	1,315,681
Genco Shipping & Trading Ltd. (Marshall Islands)	12,924	172,665
Heartland Express, Inc.	1,177	10,852
JB Hunt Transport Services, Inc.	7,447	1,101,784
Matson, Inc.	1,091	139,833
SkyWest, Inc.*	8,091	706,911
Uber Technologies, Inc.(a)*	21,166	1,542,155
Union Pacific Corp.(a)	5,675	1,340,662
Werner Enterprises, Inc.	4,656	136,421
		9,041,684
Utilities — 1.5%
American Water Works Co., Inc.	2,700	398,304
Atmos Energy Corp.	1,813	280,254
Brookfield Renewable Corp. (Canada)	14,891	415,757
Constellation Energy Corp.(a)	22,243	4,484,856
Dominion Energy, Inc.(a)	51,753	2,901,791
Edison International	822	48,432
Evergy, Inc.	3,575	246,496
MDU Resources Group, Inc.	9,992	168,965
National Fuel Gas Co.	5,116	405,136
NRG Energy, Inc.(a)	15,950	1,522,587
Pinnacle West Capital Corp.	182	17,335
Vistra Corp.	6,975	819,144
		11,709,057
TOTAL COMMON STOCKS (Cost $356,544,229)		394,305,543

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
SHORT-TERM INVESTMENT — 40.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(b)	307,606,562	$307,606,562
TOTAL SHORT-TERM INVESTMENT (Cost $307,606,562)		307,606,562

TOTAL INVESTMENTS - 91.6% (Cost $664,150,791)		701,912,105
OTHER ASSETS IN EXCESS OF LIABILITIES - 8.4%		64,576,783
NET ASSETS - 100.0%		$766,488,888

(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
(b)	Rate disclosed is the 7-day yield at March 31, 2025.
*	Non-income producing.
PLC	Public Limited Company
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
The portfolio matures between July 23, 2025 and January 17, 2030, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps, which represents 9.1% of net assets as of March 31, 2025:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Adient PLC (Ireland)*	USFF +0.250%	Weekly	MS	07/16/29	30,495	$527,504	$392,166	$(126,382)
Aptiv PLC (Jersey)	USFF +0.250%	Weekly	MS	01/17/30	13,159	855,026	782,960	(57,569)
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7,869	234,892	225,447	(2,198)
Dorman Products, Inc.	USFF +0.250%	Weekly	MS	01/12/29	736	77,704	88,717	12,361
Ford Motor Co.	USFF +0.250%	Weekly	MS	07/23/25	107,747	1,085,916	1,080,702	101,238
General Motors Co.	USFF +0.250%	Weekly	MS	01/07/27	31,251	1,496,162	1,469,735	12,051
Gentherm, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,451	177,552	119,020	(55,495)
Goodyear Tire & Rubber Co. (The)	USFF +0.250%	Weekly	MS	01/17/30	8,647	78,745	79,898	2,519
LCI Industries	USFF +0.250%	Weekly	MS	01/12/29	5,231	551,996	457,346	(76,084)
Lear Corp.	USFF +0.250%	Weekly	MS	01/17/30	8,230	795,587	726,051	(49,708)
Magna International, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	10,815	407,409	367,602	(29,068)
Phinia, Inc.	USFF +0.250%	Weekly	MS	07/16/29	14,869	721,370	630,892	(73,673)
Visteon Corp.	USFF +0.250%	Weekly	MS	07/11/28	9,400	816,432	729,628	(72,960)
					252,900	7,826,295	7,150,164	(414,968)
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	01/12/29	5,521	599,982	810,814	232,815
Acuity, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,097	291,659	288,895	2,204
Alamo Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,607	483,563	464,593	(10,292)
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/10/28	10,712	1,924,541	1,843,964	(45,643)
Armstrong World Industries, Inc.	USFF +0.250%	Weekly	MS	01/17/30	4,084	600,416	575,354	(14,257)
Astec Industries, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,036	36,942	35,690	(535)
Astronics Corp.	USFF +0.250%	Weekly	MS	01/17/30	2,482	61,500	59,990	(437)
Bloom Energy Corp., Class A	USFF +0.250%	Weekly	MS	01/17/30	15,803	371,647	310,687	(54,641)
Blue Bird Corp.	USFF +0.250%	Weekly	MS	07/11/28	5,414	199,427	175,251	(20,770)
Builders FirstSource, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,991	678,717	623,576	(43,627)
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	01/10/28	432	140,755	142,474	8,417
Chart Industries, Inc.	USFF +0.250%	Weekly	MS	07/16/29	358	46,870	51,681	5,637
Crane Co.	USFF +0.250%	Weekly	MS	01/10/28	2,597	444,069	397,808	(38,092)
Cummins, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,196	1,002,526	1,001,754	28,330
Deere & Co.	USFF +0.250%	Weekly	MS	01/12/29	1,752	748,607	822,301	94,285
DNOW, Inc.	USFF +0.250%	Weekly	MS	07/16/29	12,714	172,416	217,155	47,962
Douglas Dynamics, Inc.	USFF +0.250%	Weekly	MS	01/17/30	145	3,473	3,368	14
Dover Corp.	USFF +0.250%	Weekly	MS	01/12/29	6,794	1,304,207	1,193,570	(83,004)
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,623	1,570,604	1,339,169	(204,530)
Emerson Electric Co.	USFF +0.250%	Weekly	MS	07/16/29	12,548	1,477,377	1,375,763	(71,000)
Enpro, Inc.	USFF +0.250%	Weekly	MS	01/17/30	962	165,421	155,642	(6,948)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Fortive Corp.	USFF +0.250%	Weekly	MS	01/17/30	18,252	$1,395,302	$1,335,681	$(35,833)
Fortune Brands Innovations, Inc.	USFF +0.250%	Weekly	MS	01/17/30	5,973	397,162	363,636	(26,367)
Franklin Electric Co., Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,087	214,203	195,928	(14,618)
Gates Industrial Corp. PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/17/30	36,412	771,964	670,345	(88,527)
GE Vernova, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,860	434,311	567,821	141,145
Generac Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	15,081	2,310,122	1,910,009	(361,003)
General Dynamics Corp.	USFF -0.250%	Weekly	MS	01/10/28	13,758	3,580,799	3,750,156	234,747
General Electric Co.	USFF +0.250%	Weekly	MS	01/07/27	4,410	703,300	882,661	196,857
Gibraltar Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,278	258,527	250,947	(3,173)
Granite Construction, Inc.	USFF +0.250%	Weekly	MS	07/16/29	15,136	1,251,725	1,141,254	(87,586)
Griffon Corp.	USFF +0.250%	Weekly	MS	01/10/28	6,370	407,851	455,455	59,281
Hayward Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	57,106	836,247	794,916	(27,404)
Helios Technologies, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,183	224,901	166,322	(54,620)
Hexcel Corp.	USFF +0.250%	Weekly	MS	01/17/30	35,771	2,261,884	1,958,820	(264,238)
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,243	495,428	680,174	194,141
Hubbell, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,323	452,419	437,794	(6,939)
Hyster-Yale, Inc.	USFF +0.250%	Weekly	MS	01/17/30	429	19,586	17,821	(1,401)
IES Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,041	227,922	171,880	(52,154)
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,484	1,619,673	1,608,097	33,329
Intuitive Machines, Inc.	USFF +0.250%	Weekly	MS	01/17/30	194,910	1,367,177	1,452,079	105,307
ITT, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,157	314,544	278,598	(29,835)
JBT Marel Corp.	USFF +0.250%	Weekly	MS	01/17/30	2,857	359,263	349,125	(4,054)
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	54,737	4,319,183	4,384,981	161,839
Kennametal, Inc.	USFF +0.250%	Weekly	MS	01/12/29	22,594	535,257	481,252	(39,941)
Kratos Defense & Security Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	594	10,405	17,636	7,440
L3Harris Technologies, Inc.	USFF +0.250%	Weekly	MS	07/16/29	15,486	3,281,822	3,241,375	34,057
Lennox International, Inc.	USFF +0.250%	Weekly	MS	01/17/30	896	520,670	502,504	(9,325)
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	01/05/26	1,207	533,411	539,179	28,043
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	3,541	201,986	246,241	56,853
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
MasTec, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,984	$311,972	$348,263	$41,601
Mercury Systems, Inc.	USFF +0.250%	Weekly	MS	07/16/29	26,733	1,165,831	1,151,925	5,849
MRC Global, Inc.	USFF +0.250%	Weekly	MS	07/16/29	13,456	162,909	154,475	(5,645)
MSC Industrial Direct Co., Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	2,917	234,093	226,563	(3,565)
Mueller Water Products, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	35,198	791,451	894,733	119,421
NEXTracker, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	8,770	316,897	369,568	58,065
NuScale Power Corp.	USFF +0.250%	Weekly	MS	07/16/29	2,408	27,226	34,097	7,365
Oshkosh Corp.	USFF +0.250%	Weekly	MS	01/17/30	17,676	1,849,126	1,662,958	(153,065)
Parker-Hannifin Corp.	USFF +0.250%	Weekly	MS	07/11/28	2,095	1,379,801	1,273,446	(78,760)
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	6,049	576,103	529,167	(35,346)
Powell Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,514	366,789	428,210	70,366
Primoris Services Corp.	USFF +0.250%	Weekly	MS	07/16/29	16,946	1,195,820	972,870	(201,014)
Regal Rexnord Corp.	USFF +0.250%	Weekly	MS	01/12/29	696	98,432	79,240	(17,022)
REV Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	20,411	660,982	644,988	(4,249)
Rocket Lab USA, Inc.	USFF +0.250%	Weekly	MS	07/16/29	34,682	305,188	620,114	320,122
Rockwell Automation, Inc.	USFF +0.250%	Weekly	MS	01/17/30	6,616	1,757,569	1,709,442	(18,363)
Sensata Technologies Holding PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/17/30	31,643	909,342	767,976	(125,951)
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,020	588,169	680,760	118,960
SPX Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,341	601,911	559,034	(32,662)
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,379	198,093	182,898	(5,481)
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/10/28	9,123	1,246,533	1,032,815	(192,599)
Textron, Inc.	USFF +0.250%	Weekly	MS	01/17/30	596	43,583	43,061	248
Toro Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	8,935	716,339	650,021	(52,285)
Trane Technologies PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	158	49,733	53,233	5,048
Tutor Perini Corp.	USFF +0.250%	Weekly	MS	01/12/29	16,424	391,625	380,708	(4,258)
V2X, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,517	169,997	172,509	5,421
Valmont Industries, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,490	781,615	710,571	(55,078)
Vicor Corp.	USFF +0.250%	Weekly	MS	01/17/30	711	37,988	33,261	(4,051)
Watsco, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,328	1,664,974	1,691,622	54,846
Watts Water Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	3,023	651,469	616,450	(23,011)
WESCO International, Inc.	USFF +0.250%	Weekly	MS	01/17/30	11,897	2,162,380	1,847,604	(273,420)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	01/17/30	11,089	$2,046,551	$2,010,990	$118
Worthington Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,257	242,326	263,323	28,095
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/06/26	826	763,770	815,948	73,554
Xylem, Inc.	USFF +0.250%	Weekly	MS	01/17/30	9,641	1,252,152	1,151,714	(77,724)
Zurn Elkay Water Solutions Corp.	USFF +0.250%	Weekly	MS	07/11/28	4,746	146,440	156,523	13,533
					966,339	67,496,942	65,663,266	(469,028)
Commercial & Professional Services
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	07/23/25	2,224	545,850	679,499	162,877
Booz Allen Hamilton Holding Corp.	USFF +0.250%	Weekly	MS	01/17/30	1,168	120,424	122,149	3,796
BrightView Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	143	1,755	1,836	(543)
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/16/29	878	190,598	212,880	27,468
Cintas Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,572	439,417	528,623	100,112
Copart, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,594	189,914	203,384	24,412
CRA International, Inc.	USFF +0.250%	Weekly	MS	01/17/30	21	3,689	3,637	44
Dun & Bradstreet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	8,113	72,362	72,530	(910)
ICF International, Inc.	USFF +0.250%	Weekly	MS	01/05/26	5,761	636,968	489,512	(136,668)
Innodata, Inc.	USFF +0.250%	Weekly	MS	07/16/29	24,894	956,926	893,695	(47,011)
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,022	367,508	365,330	6,767
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,372	850,195	859,838	31,505
ManpowerGroup, Inc.	USFF -0.250%	Weekly	MS	07/16/29	11,792	658,619	682,521	35,058
Pitney Bowes, Inc.	USFF +0.250%	Weekly	MS	07/16/29	43,537	420,891	394,010	(18,508)
Pursuit Attractions and Hospitality, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,276	48,620	45,158	(2,606)
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,381	714,592	818,743	121,872
Robert Half, Inc.	USFF +0.250%	Weekly	MS	01/17/30	8,295	486,716	452,492	(22,193)
Steelcase, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	8,547	100,286	93,675	(2,924)
Tetra Tech, Inc.	USFF +0.250%	Weekly	MS	01/17/30	29,024	915,118	848,952	(52,625)
UniFirst Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,400	271,392	243,600	(23,287)
Upwork, Inc.	USFF +0.250%	Weekly	MS	07/16/29	116,374	1,784,431	1,518,681	(235,532)
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	5,030	427,802	490,174	71,703
Willdan Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	617	25,332	25,124	254
					288,035	10,229,405	10,046,043	43,061
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail
Abercrombie & Fitch Co., Class A	USFF +0.250%	Weekly	MS	01/17/30	8,765	$1,080,895	$669,383	$(393,195)
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/08/27	22,972	4,211,401	4,370,653	230,525
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7	21,074	26,689	6,005
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	07/16/29	9,005	314,145	273,032	(35,113)
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	01/07/27	379	31,058	27,898	(1,750)
Buckle, Inc. (The)	USFF +0.250%	Weekly	MS	01/17/30	4,350	161,416	166,692	8,040
CarMax, Inc.	USFF +0.250%	Weekly	MS	01/17/30	5,616	410,502	437,599	34,074
Carvana Co.	USFF +0.250%	Weekly	MS	01/17/30	6,022	1,019,855	1,259,080	266,733
Dillard's, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	785	332,333	281,132	(46,592)
eBay, Inc.	USFF +0.250%	Weekly	MS	07/08/27	10,329	477,812	699,583	268,862
Etsy, Inc.	USFF +0.250%	Weekly	MS	07/16/29	7,628	391,901	359,889	(35,254)
Five Below, Inc.	USFF +0.250%	Weekly	MS	07/16/29	13,383	1,263,328	1,002,721	(239,203)
Gap, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	21,287	420,466	438,725	27,709
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	6,188	2,388,638	2,267,840	(65,693)
LKQ Corp.	USFF +0.250%	Weekly	MS	01/12/29	8,551	324,535	363,760	49,783
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,595	347,712	372,002	35,804
Macy's, Inc.	USFF +0.250%	Weekly	MS	01/17/30	36,955	504,130	464,155	(29,610)
Nordstrom, Inc.	USFF +0.250%	Weekly	MS	01/17/30	20,524	498,624	501,812	12,557
Petco Health & Wellness Co., Inc.	USFF +0.250%	Weekly	MS	07/16/29	129,057	475,219	393,624	(73,523)
Pool Corp.	USFF +0.250%	Weekly	MS	07/16/29	3,702	1,225,909	1,178,532	(22,388)
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,080	396,630	393,593	4,613
Sally Beauty Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	43,805	448,741	395,559	(45,558)
Signet Jewelers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/17/30	1,483	86,056	86,103	1,535
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	18,041	2,156,051	2,197,394	80,443
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,820	1,112,168	1,033,643	(59,679)
Urban Outfitters, Inc.	USFF +0.250%	Weekly	MS	01/17/30	32,914	1,735,323	1,724,694	18,758
Valvoline, Inc.	USFF +0.250%	Weekly	MS	01/17/30	22,334	859,719	777,447	(67,696)
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,118	664,947	651,056	(1,875)
					445,695	23,360,588	22,814,290	(71,688)
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF +0.250%	Weekly	MS	07/16/29	3,509	225,939	240,928	20,046
Amer Sports, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/17/30	17,467	504,728	466,893	(29,264)
Champion Homes, Inc.	USFF +0.250%	Weekly	MS	01/17/30	9,036	914,851	856,251	(43,091)
Cricut, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	402	2,183	2,070	(43)
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	01/17/30	21,656	3,454,035	2,421,357	(974,216)
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/08/27	2,962	492,015	643,139	168,174
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
G-III Apparel Group Ltd.	USFF +0.250%	Weekly	MS	01/17/30	1,025	$27,441	$28,034	$1,091
Hasbro, Inc.	USFF +0.250%	Weekly	MS	07/11/28	11,996	667,817	737,634	98,330
Kontoor Brands, Inc.	USFF +0.250%	Weekly	MS	07/16/29	7,048	600,495	451,988	(139,156)
Legacy Housing Corp.	USFF +0.250%	Weekly	MS	01/17/30	120	3,096	3,026	16
Leggett & Platt, Inc.	USFF +0.250%	Weekly	MS	01/17/30	20,352	181,891	160,984	(16,989)
Mattel, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,953	33,334	37,947	5,209
Mohawk Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,427	524,905	505,475	(10,518)
NIKE, Inc., Class B	USFF +0.250%	Weekly	MS	01/17/30	6,014	453,698	381,769	(64,222)
NVR, Inc.	USFF +0.250%	Weekly	MS	01/07/27	71	536,050	514,352	(12,597)
Peloton Interactive, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	126,437	726,978	799,082	84,434
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,871	886,152	854,485	(10,401)
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,077	136,438	216,652	87,694
VF Corp.	USFF +0.250%	Weekly	MS	01/17/30	7,226	119,350	112,148	(5,151)
Wolverine World Wide, Inc.	USFF +0.250%	Weekly	MS	07/16/29	60,103	1,350,241	836,033	(488,229)
YETI Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	23,278	853,662	770,502	(68,686)
					332,030	12,695,299	11,040,749	(1,397,569)
Consumer Services
ADT, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,037	6,400	8,441	2,410
Airbnb, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	4,516	563,520	539,481	(14,473)
BJ's Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,730	57,177	59,270	3,093
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	190	861,682	875,313	30,532
Brinker International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	19,021	2,993,677	2,835,080	(107,923)
Caesars Entertainment, Inc.	USFF +0.250%	Weekly	MS	07/16/29	29,145	961,019	728,625	(216,105)
Carnival Corp. (Panama)	USFF +0.250%	Weekly	MS	07/16/29	51,033	1,268,347	996,674	(250,184)
Cheesecake Factory, Inc. (The)	USFF +0.250%	Weekly	MS	01/17/30	17,260	877,617	839,872	(21,697)
Cracker Barrel Old Country Store, Inc.	USFF +0.250%	Weekly	MS	01/17/30	5,763	234,673	223,720	(6,950)
DoorDash, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	3,296	645,150	602,410	(31,793)
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,437	610,783	577,760	(21,394)
Frontdoor, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,413	44,512	54,287	10,715
Golden Entertainment, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,840	51,894	48,558	(2,000)
Graham Holdings Co., Class B	USFF +0.250%	Weekly	MS	01/17/30	245	228,246	235,411	11,074
Life Time Group Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	13,873	313,612	418,965	113,346
McDonald's Corp.	USFF +0.250%	Weekly	MS	01/05/26	5,049	1,417,091	1,577,156	208,526
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Red Rock Resorts, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	10,867	$530,039	$471,302	$(47,560)
Royal Caribbean Cruises Ltd. (Liberia)	USFF +0.250%	Weekly	MS	01/17/30	4,085	1,047,440	839,222	(187,402)
Rush Street Interactive, Inc.	USFF +0.250%	Weekly	MS	01/12/29	53,791	549,284	576,640	34,941
Strategic Education, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,156	110,940	97,058	(10,426)
Stride, Inc.	USFF +0.250%	Weekly	MS	01/17/30	5,614	726,598	710,171	(4,103)
Sweetgreen, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	319	6,634	7,981	1,493
Texas Roadhouse, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,389	419,053	398,079	(12,227)
Universal Technical Institute, Inc.	USFF +0.250%	Weekly	MS	01/17/30	9,524	265,279	244,576	(16,182)
Vail Resorts, Inc.	USFF +0.250%	Weekly	MS	01/17/30	6,372	1,028,370	1,019,647	22,777
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	01/12/29	13,476	1,198,827	1,125,246	(51,598)
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,068	804,721	954,860	177,082
					272,509	17,822,585	17,065,805	(386,028)
Consumer Staples Distribution & Retail
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	01/07/27	3,218	3,097,361	3,043,520	8,150
Dollar General Corp.	USFF +0.250%	Weekly	MS	07/16/29	8,806	667,512	774,312	120,653
Dollar Tree, Inc.	USFF +0.250%	Weekly	MS	07/16/29	15,018	1,060,074	1,127,401	85,293
Kroger Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	18,662	1,154,389	1,263,231	132,279
Sysco Corp.	USFF +0.250%	Weekly	MS	07/11/28	14,835	1,067,846	1,113,218	67,413
Target Corp.	USFF +0.250%	Weekly	MS	07/11/28	14,537	1,780,302	1,517,081	(205,344)
United Natural Foods, Inc.	USFF +0.250%	Weekly	MS	07/16/29	39,549	1,062,816	1,083,247	38,443
Walmart, Inc.	USFF +0.250%	Weekly	MS	01/07/27	18,200	1,448,306	1,597,778	189,534
					132,825	11,338,606	11,519,788	436,421
Energy
Antero Resources Corp.	USFF +0.250%	Weekly	MS	01/17/30	26,954	967,147	1,090,020	141,420
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/08/27	13,335	589,638	586,073	9,623
Borr Drilling Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/12/29	15,122	82,052	33,117	(45,865)
Cameco Corp. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	25,288	1,061,770	1,040,854	(2,895)
Centrus Energy Corp., Class A	USFF +0.250%	Weekly	MS	01/17/30	20,145	1,580,172	1,253,220	(300,189)
ChampionX Corp.	USFF +0.250%	Weekly	MS	07/16/29	6,275	167,174	186,995	25,258
Chevron Corp.	USFF +0.250%	Weekly	MS	01/12/29	20,713	3,134,092	3,465,078	433,360
Core Natural Resources, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,419	355,895	263,605	(100,201)
Coterra Energy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	69,636	1,888,452	2,012,480	168,558
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
CVR Energy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	43,114	$833,366	$836,412	$17,176
Dorian LPG Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/10/28	4,045	139,908	90,365	(21,590)
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	01/12/29	14,729	1,846,635	1,888,847	85,710
Halliburton Co.	USFF +0.250%	Weekly	MS	01/17/30	13,093	318,693	332,169	19,597
Helix Energy Solutions Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	25,227	207,440	209,636	5,739
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	01/12/29	63,375	1,585,728	1,808,089	275,417
Magnolia Oil & Gas Corp., Class A	USFF +0.250%	Weekly	MS	01/17/30	44,339	1,033,955	1,120,003	103,572
Marathon Petroleum Corp.	USFF +0.250%	Weekly	MS	01/17/30	1,407	199,483	204,986	8,323
Murphy Oil Corp.	USFF +0.250%	Weekly	MS	01/10/28	6,796	216,533	193,006	(15,679)
Nordic American Tankers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/17/30	14,263	37,111	35,087	(1,363)
Northern Oil & Gas, Inc.	USFF +0.250%	Weekly	MS	07/16/29	40,479	1,499,120	1,223,680	(226,246)
NOV, Inc.	USFF +0.250%	Weekly	MS	01/17/30	112,174	1,722,803	1,707,288	21,750
Oceaneering International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	15,644	393,792	341,196	(47,284)
Schlumberger NV (Curacao)	USFF +0.250%	Weekly	MS	07/16/29	24,171	925,560	1,010,348	107,596
Seadrill Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/17/30	17,634	541,787	440,850	(91,739)
Suncor Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	54,103	2,048,006	2,094,868	96,940
TC Energy Corp. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	68,102	3,094,609	3,215,095	204,522
TechnipFMC PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/11/28	13,186	346,620	417,864	83,910
Texas Pacific Land Corp.	USFF +0.250%	Weekly	MS	01/17/30	1,814	2,451,707	2,403,532	(5,225)
Tidewater, Inc.	USFF +0.250%	Weekly	MS	07/16/29	12,306	522,795	520,175	6,256
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/16/29	11,765	1,587,953	1,553,804	(2,037)
Vermilion Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	22,529	204,180	182,485	(15,490)
Weatherford International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	6,954	462,568	372,387	(80,868)
World Kinect Corp.	USFF +0.250%	Weekly	MS	01/17/30	13,053	386,132	370,183	(7,439)
					845,189	32,432,876	32,503,797	850,617
Financial Services
Affirm Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,253	187,567	147,003	(37,358)
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	07/23/25	11,792	2,658,122	6,280,183	3,667,059
Blackrock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	230	162,811	217,690	58,944
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	325	$55,129	$73,544	$22,728
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,808	581,159	744,934	209,304
Coinbase Global, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	11,435	2,167,481	1,969,450	(161,333)
Corpay, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,605	1,183,521	1,257,136	93,668
Euronet Worldwide, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,571	250,435	274,711	29,454
FactSet Research Systems, Inc.	USFF +0.250%	Weekly	MS	01/17/30	339	149,848	154,123	6,315
Fiserv, Inc.	USFF +0.250%	Weekly	MS	07/11/28	11,341	2,209,660	2,504,433	332,184
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	7,589	172,324	146,088	1,602
Global Payments, Inc.	USFF +0.250%	Weekly	MS	07/16/29	19,342	2,071,511	1,893,969	(137,681)
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	07/16/29	11,851	1,955,048	2,044,297	129,771
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,782	959,830	976,750	33,905
Moody's Corp.	USFF +0.250%	Weekly	MS	01/17/30	1,775	792,830	826,600	47,221
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	07/16/29	16,481	1,275,097	1,250,249	2,360
Payoneer Global, Inc.	USFF +0.250%	Weekly	MS	01/12/29	17,670	100,854	129,168	30,053
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	42,245	3,305,458	2,756,486	(493,024)
Remitly Global, Inc.	USFF +0.250%	Weekly	MS	01/17/30	13,224	279,689	275,059	135
S&P Global, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,790	892,497	909,499	33,552
Sezzle, Inc.	USFF +0.250%	Weekly	MS	07/16/29	34,350	1,387,744	1,198,471	(165,765)
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,157	337,851	290,034	23
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	8,775	3,051,348	3,075,286	79,799
					227,730	26,187,814	29,395,163	3,782,916
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	07/23/25	31,668	1,579,066	1,900,713	429,159
Brown-Forman Corp., Class B	USFF +0.250%	Weekly	MS	07/16/29	11,096	379,346	376,598	6,215
Cal-Maine Foods, Inc.	USFF +0.250%	Weekly	MS	01/17/30	15,056	1,321,221	1,368,590	59,889
Celsius Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	9,367	235,951	333,653	154,485
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	01/05/26	10,458	659,562	749,002	120,503
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	44,063	1,194,633	1,175,160	16,658
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	5,184	1,009,853	951,368	(37,732)
Darling Ingredients, Inc.	USFF +0.250%	Weekly	MS	01/17/30	31,587	940,988	986,778	61,741
Dole PLC (Ireland)	USFF +0.250%	Weekly	MS	01/17/30	5,748	83,375	83,059	1,533
Fresh Del Monte Produce, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/17/30	5,791	175,182	178,537	7,168
General Mills, Inc.	USFF +0.250%	Weekly	MS	07/16/29	13,546	844,519	809,915	(14,204)
Hershey Co. (The)	USFF +0.250%	Weekly	MS	01/17/30	5,842	899,355	999,157	123,303
Ingredion, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,258	519,595	575,724	70,522
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
J M Smucker Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	11,433	$1,283,684	$1,353,782	$96,296
Kellanova	USFF +0.250%	Weekly	MS	07/11/28	8,243	464,979	679,965	243,310
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/12/29	41,314	1,386,559	1,413,765	70,020
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	36,400	1,159,159	1,107,652	(5,838)
Lancaster Colony Corp.	USFF +0.250%	Weekly	MS	01/17/30	198	34,633	34,650	636
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	07/08/27	3,478	191,389	211,706	30,936
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	07/16/29	28,088	4,067,522	4,211,515	213,003
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,089	589,503	807,777	243,774
Pilgrim's Pride Corp.	USFF +0.250%	Weekly	MS	07/16/29	14,038	661,044	765,211	116,136
Post Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	7,700	877,037	895,972	33,696
Primo Brands Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,611	28,603	57,174	30,293
Seneca Foods Corp., Class A	USFF +0.250%	Weekly	MS	01/17/30	39	3,324	3,473	238
Tootsie Roll Industries, Inc.	USFF +0.250%	Weekly	MS	01/17/30	335	10,530	10,546	227
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	8,244	492,599	526,050	50,625
Vita Coco Co., Inc. (The)	USFF +0.250%	Weekly	MS	01/12/29	2,940	72,442	90,111	19,438
WK Kellogg Co.	USFF +0.250%	Weekly	MS	07/16/29	6,686	108,651	133,252	27,783
					369,500	21,274,304	22,790,855	2,169,813
Health Care Equipment & Services
Alcon AG (Switzerland)	USFF +0.250%	Weekly	MS	01/17/30	9,678	866,283	918,733	64,334
Align Technology, Inc.	USFF +0.250%	Weekly	MS	01/17/30	16,690	3,052,346	2,651,373	(349,307)
Alignment Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/17/30	8,897	150,515	165,662	17,726
Amedisys, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,205	107,065	111,619	6,406
Avanos Medical, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,575	81,802	65,560	(14,826)
Baxter International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	99,482	3,390,207	3,405,269	80,454
Bioventus, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	709	7,033	6,487	(394)
Boston Scientific Corp.	USFF +0.250%	Weekly	MS	01/17/30	13,816	1,372,962	1,393,758	44,054
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,225	727,171	896,840	186,276
Centene Corp.	USFF +0.250%	Weekly	MS	01/10/28	8,771	541,075	532,487	598
Cigna Group (The)	USFF +0.250%	Weekly	MS	07/16/29	4,771	1,361,505	1,569,659	239,634
CVS Health Corp.	USFF +0.250%	Weekly	MS	07/16/29	28,281	1,414,908	1,916,038	538,787
DaVita, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,463	640,824	682,705	52,755
DENTSPLY SIRONA, Inc.	USFF +0.250%	Weekly	MS	01/17/30	17,651	283,044	263,706	(11,693)
Dexcom, Inc.	USFF +0.250%	Weekly	MS	01/17/30	13,768	989,075	940,217	(32,094)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	01/12/29	8,300	$3,372,882	$3,610,168	$311,854
Envista Holdings Corp.	USFF +0.250%	Weekly	MS	01/12/29	81,898	1,548,878	1,413,559	(109,085)
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	8,493	608,665	685,470	88,329
GeneDx Holdings Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,968	81,564	174,296	97,485
Globus Medical, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	26,197	2,032,220	1,917,620	(80,190)
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,900	568,558	656,545	101,325
Henry Schein, Inc.	USFF +0.250%	Weekly	MS	01/17/30	33,630	2,416,452	2,303,319	(72,224)
Hologic, Inc.	USFF +0.250%	Weekly	MS	01/12/29	14,045	1,007,041	867,560	(122,769)
ICU Medical, Inc.	USFF +0.250%	Weekly	MS	07/16/29	948	144,547	131,639	(10,430)
Intuitive Surgical, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,318	1,737,513	1,643,306	(64,783)
Labcorp Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,108	757,442	723,356	(19,838)
LifeStance Health Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	16,140	117,785	107,492	(8,267)
LivaNova PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/16/29	11,335	516,435	445,239	(62,427)
Masimo Corp.	USFF +0.250%	Weekly	MS	01/17/30	11,047	1,929,259	1,840,430	(56,160)
McKesson Corp.	USFF +0.250%	Weekly	MS	01/12/29	31	16,399	20,863	4,860
Omnicell, Inc.	USFF +0.250%	Weekly	MS	01/12/29	13,108	457,680	458,256	8,351
Pediatrix Medical Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	23,688	322,734	343,239	25,997
Phreesia, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,949	42,727	49,816	7,845
ResMed, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,893	360,655	423,748	75,977
Select Medical Holdings Corp.	USFF +0.250%	Weekly	MS	07/16/29	39,407	735,018	658,097	(62,537)
Solventum Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,963	99,391	149,267	51,590
Stryker Corp.	USFF +0.250%	Weekly	MS	01/17/30	3,638	1,409,795	1,354,245	(28,612)
Teleflex, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,184	482,484	439,997	(33,367)
Tenet Healthcare Corp.	USFF +0.250%	Weekly	MS	01/12/29	283	31,018	38,064	7,603
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	01/12/29	16,026	2,774,994	3,011,285	283,836
					563,479	38,557,951	38,986,989	1,157,073
Household & Personal Products
Central Garden & Pet Co., Class A	USFF +0.250%	Weekly	MS	07/16/29	5,609	175,874	183,583	10,717
Church & Dwight Co., Inc.	USFF +0.250%	Weekly	MS	01/17/30	5,269	549,313	580,064	42,911
Clorox Co. (The)	USFF +0.250%	Weekly	MS	01/17/30	3,165	463,031	466,046	10,881
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/11/28	8,568	727,190	802,822	99,005
Coty, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	102,517	583,463	560,768	(13,202)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Household & Personal Products — (continued)
Estee Lauder Cos., Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/17/30	18,802	$1,296,354	$1,240,932	$(28,781)
Honest Co., Inc. (The)	USFF +0.250%	Weekly	MS	07/16/29	113,855	709,961	535,119	(167,992)
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/08/27	11,140	1,434,348	1,584,331	229,329
Oddity Tech Ltd., Class A (Israel)	USFF +0.250%	Weekly	MS	01/12/29	2,542	85,482	109,967	25,964
Oil-Dri Corp. of America	USFF +0.250%	Weekly	MS	01/17/30	67	3,196	3,077	(32)
Olaplex Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,464	3,324	3,129	(106)
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	14,592	2,462,891	2,486,769	69,567
					288,590	8,494,427	8,556,607	278,261
Materials
Agnico Eagle Mines Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	7,862	755,607	852,319	119,181
Alcoa Corp.	USFF +0.250%	Weekly	MS	01/17/30	37,569	1,286,813	1,145,854	(116,344)
Alpha Metallurgical Resources, Inc.	USFF +0.250%	Weekly	MS	07/16/29	10,193	1,917,071	1,276,673	(607,935)
AptarGroup, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,745	418,557	407,303	(3,159)
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	01/12/29	4,099	776,714	729,499	(29,150)
Avient Corp.	USFF +0.250%	Weekly	MS	07/16/29	4,305	178,868	159,974	(14,015)
Ball Corp.	USFF +0.250%	Weekly	MS	07/08/27	5,995	328,114	312,160	(4,391)
Cabot Corp.	USFF +0.250%	Weekly	MS	01/12/29	11,786	1,057,484	979,888	(54,002)
Carpenter Technology Corp.	USFF +0.250%	Weekly	MS	01/12/29	485	83,067	87,872	6,244
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	26,563	2,094,292	2,075,898	17,303
Commercial Metals Co.	USFF +0.250%	Weekly	MS	07/16/29	6,386	308,108	293,820	(11,022)
Corteva, Inc.	USFF +0.250%	Weekly	MS	01/17/30	31,268	1,971,301	1,967,695	34,333
Crown Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	664	48,141	59,269	12,480
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	01/12/29	8,951	714,002	668,461	(23,094)
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	07/11/28	12,286	1,193,839	1,082,519	(78,832)
Element Solutions, Inc.	USFF +0.250%	Weekly	MS	07/16/29	16,931	439,733	382,810	(48,333)
FMC Corp.	USFF +0.250%	Weekly	MS	07/16/29	25,824	1,252,974	1,089,515	(122,625)
Fortuna Mining Corp. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	90,990	396,960	555,039	169,957
Ingevity Corp.	USFF +0.250%	Weekly	MS	07/16/29	5,555	237,910	219,922	(13,930)
Innospec, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,451	153,619	137,482	(12,531)
International Flavors & Fragrances, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7,799	626,215	605,280	(6,981)
International Paper Co.	USFF +0.250%	Weekly	MS	01/12/29	16,985	850,822	906,150	83,689
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Kinross Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	36,623	$397,584	$461,816	$80,138
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	01/05/26	2,803	1,151,038	1,305,189	190,300
Louisiana-Pacific Corp.	USFF +0.250%	Weekly	MS	01/12/29	687	58,648	63,190	6,175
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	07/16/29	32,474	2,522,543	2,286,170	(147,221)
Minerals Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,293	85,626	82,196	(1,510)
New Gold, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	253,782	661,192	941,531	294,161
NewMarket Corp.	USFF +0.250%	Weekly	MS	01/10/28	626	314,301	354,598	49,702
Newmont Corp.	USFF +0.250%	Weekly	MS	01/12/29	57,750	2,421,306	2,788,170	434,144
Nucor Corp.	USFF +0.250%	Weekly	MS	01/17/30	3,129	405,931	376,544	(20,767)
Pactiv Evergreen, Inc.	USFF +0.250%	Weekly	MS	01/17/30	10,710	191,481	192,887	4,678
Pan American Silver Corp. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	29,703	724,509	767,228	55,897
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	8,956	1,051,894	979,339	(47,450)
Quaker Chemical Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,249	201,102	154,389	(42,759)
Silgan Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	808	39,662	41,305	2,939
Southern Copper Corp.	USFF +0.250%	Weekly	MS	07/16/29	11,989	1,092,900	1,120,492	52,745
Stepan Co.	USFF +0.250%	Weekly	MS	01/17/30	1,889	113,211	103,971	(7,028)
SunCoke Energy, Inc.	USFF +0.250%	Weekly	MS	07/16/29	21,394	225,418	196,825	(22,170)
Teck Resources Ltd., Class B (Canada)	USFF +0.250%	Weekly	MS	07/16/29	12,812	529,629	466,741	(52,756)
United States Lime & Minerals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,986	533,177	440,663	(83,255)
Wheaton Precious Metals Corp. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	1,475	109,742	114,504	6,652
					831,830	29,921,105	29,233,150	49,458
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/26	38,005	6,261,063	5,877,093	(262,657)
Bumble, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	56,004	390,857	243,057	(141,960)
Cable One, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,248	359,739	331,681	(21,829)
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	319	81,693	117,561	37,283
Cinemark Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	16,263	453,067	404,786	(44,218)
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	38,520	1,411,750	1,421,388	51,352
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,631	846,205	958,312	129,492
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
EverQuote, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	14,793	$333,094	$387,429	$60,002
Fox Corp., Class A	USFF +0.250%	Weekly	MS	01/12/29	7,645	330,139	432,707	111,552
Getty Images Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,402	3,115	2,425	(604)
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/23/25	2,553	70,961	69,339	7,879
Match Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	15,693	493,071	489,622	4,925
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	9,746	5,245,510	5,617,205	473,467
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,772	1,575,239	1,652,443	103,884
News Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	12,581	327,643	342,455	22,443
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	22,453	2,004,464	1,861,578	(77,164)
Roku, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,070	269,113	216,251	(63,401)
Shutterstock, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,081	20,998	20,139	(471)
Spotify Technology SA (Luxembourg)	USFF +0.250%	Weekly	MS	01/12/29	75	23,590	41,252	18,094
TEGNA, Inc.	USFF +0.250%	Weekly	MS	07/23/25	17,200	311,594	313,384	9,112
Vimeo, Inc.	USFF +0.250%	Weekly	MS	01/10/28	20,876	80,032	109,808	31,358
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	9,362	906,107	924,029	14,014
Warner Bros Discovery, Inc.	USFF +0.250%	Weekly	MS	01/17/30	118,505	1,237,208	1,271,559	53,451
Ziff Davis, Inc.	USFF +0.250%	Weekly	MS	01/17/30	7,011	292,163	263,473	(23,714)
					422,808	23,328,415	23,368,976	492,290
Pharmaceuticals, Biotechnology & Life Sciences
ADMA Biologics, Inc.	USFF +0.250%	Weekly	MS	07/16/29	33,381	536,210	662,279	137,719
Alkermes PLC (Ireland)	USFF +0.250%	Weekly	MS	01/17/30	30,889	1,072,667	1,019,955	(34,534)
Amneal Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	12,655	101,624	106,049	6,171
ARS Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,152	29,418	27,072	(1,815)
Aurinia Pharmaceuticals, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	9,021	73,867	72,529	(56)
Biogen, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,326	328,342	318,290	(4,501)
Bio-Rad Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	2,043	570,696	497,593	(63,416)
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	01/12/29	6,166	303,266	376,064	87,566
Charles River Laboratories International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	11,571	1,956,270	1,741,667	(181,478)
Dynavax Technologies Corp.	USFF +0.250%	Weekly	MS	01/17/30	11,166	155,234	144,823	(7,751)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Elanco Animal Health, Inc.	USFF +0.250%	Weekly	MS	01/12/29	55,939	$695,078	$587,360	$(96,255)
Fortrea Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	59,350	1,085,518	448,093	(619,030)
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7,205	480,196	807,320	357,567
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,640	68,563	87,622	20,265
Illumina, Inc.	USFF +0.250%	Weekly	MS	07/16/29	11,206	1,396,464	889,084	(483,724)
Incyte Corp.	USFF +0.250%	Weekly	MS	01/12/29	11,747	704,042	711,281	19,181
Innoviva, Inc.	USFF +0.250%	Weekly	MS	07/16/29	15,853	281,110	287,415	11,093
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,616	937,236	813,801	(107,548)
Jazz Pharmaceuticals PLC (Ireland)	USFF +0.250%	Weekly	MS	01/17/30	15,671	2,190,276	1,945,555	(207,637)
Johnson & Johnson	USFF +0.250%	Weekly	MS	01/17/30	13,795	2,247,081	2,287,763	82,965
Krystal Biotech, Inc.	USFF +0.250%	Weekly	MS	01/17/30	784	136,734	141,355	6,967
Ligand Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,978	219,914	207,967	(8,194)
MannKind Corp.	USFF +0.250%	Weekly	MS	01/17/30	12,137	62,291	61,049	(303)
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/06/26	76,110	7,086,202	6,831,634	(62,617)
Pacira BioSciences, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,358	18,772	33,746	15,325
Pfizer, Inc.	USFF +0.250%	Weekly	MS	07/16/29	213,652	5,529,689	5,413,942	(11,383)
QIAGEN NV (Netherlands)	USFF +0.250%	Weekly	MS	07/16/29	6,361	283,794	255,394	(23,566)
Regeneron Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,539	4,477,417	4,147,230	(249,848)
Repligen Corp.	USFF +0.250%	Weekly	MS	01/17/30	7,744	1,169,278	985,347	(164,119)
Supernus Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,100	165,470	167,025	4,387
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	01/17/30	4,515	2,558,474	2,246,664	(266,556)
United Therapeutics Corp.	USFF +0.250%	Weekly	MS	01/17/30	2,544	788,018	784,239	9,584
Viatris, Inc.	USFF +0.250%	Weekly	MS	07/16/29	207,603	2,522,679	1,808,222	(644,914)
Waters Corp.	USFF +0.250%	Weekly	MS	01/12/29	469	141,278	172,859	34,004
Zoetis, Inc.	USFF +0.250%	Weekly	MS	01/17/30	5,677	885,817	934,718	63,918
					871,963	41,258,985	38,023,006	(2,382,533)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	01/10/28	35,861	3,983,540	3,684,359	(254,566)
Alpha & Omega Semiconductor Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/17/30	16,679	472,566	414,640	(49,899)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Ambarella, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/16/29	1,158	$81,134	$58,282	$(24,085)
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	01/17/30	10,741	1,620,434	1,558,734	(34,225)
Broadcom, Inc.	USFF +0.250%	Weekly	MS	07/23/25	52,925	9,786,519	8,861,233	(697,639)
Cirrus Logic, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,958	177,035	195,124	21,117
Credo Technology Group Holding Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/12/29	433	10,341	17,389	7,256
FormFactor, Inc.	USFF +0.250%	Weekly	MS	01/17/30	5,159	185,839	145,948	(36,714)
GLOBALFOUNDRIES, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/16/29	23,005	902,197	849,115	(37,788)
Ichor Holdings Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/16/29	3,552	103,407	80,311	(21,314)
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	31,102	2,303,182	2,261,115	4,365
Microchip Technology, Inc.	USFF +0.250%	Weekly	MS	01/17/30	6,581	339,939	318,586	(15,570)
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	07/16/29	30,288	2,852,813	2,631,724	(166,387)
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,749	1,871,719	1,594,365	(240,734)
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	53,037	5,550,853	5,748,150	292,578
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	01/17/30	7,579	1,546,711	1,440,465	(75,615)
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	01/12/29	40,041	2,222,818	1,629,268	(555,916)
Photronics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	10,618	197,719	220,430	26,089
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/08/27	24,324	3,746,107	3,736,410	124,427
Semtech Corp.	USFF +0.250%	Weekly	MS	01/12/29	59,091	2,538,424	2,032,730	(462,721)
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,464	286,452	223,878	(50,612)
Teradyne, Inc.	USFF +0.250%	Weekly	MS	01/17/30	19,229	1,679,320	1,588,315	(62,565)
					439,574	42,459,069	39,290,571	(2,310,518)
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	4,859	1,639,335	1,516,202	(90,211)
ACI Worldwide, Inc.	USFF +0.250%	Weekly	MS	07/16/29	24,052	1,269,749	1,315,885	67,571
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	14,205	5,756,757	5,448,044	(211,300)
Alarm.com Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	11,352	653,358	631,739	(10,534)
Appian Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	8,712	289,616	250,993	(33,916)
ASGN, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,452	203,156	154,525	(45,161)
AvePoint, Inc.	USFF +0.250%	Weekly	MS	07/16/29	30,041	470,393	433,792	(28,796)
BlackBerry Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	149,607	600,206	564,018	(31,559)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Cadence Design Systems, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,669	$1,451,450	$1,441,797	$10,497
Clear Secure, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	3,846	65,313	99,650	41,082
Clearwater Analytics Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	46,989	1,307,266	1,259,305	(25,814)
Crowdstrike Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	6,588	2,395,103	2,322,797	(33,984)
Docusign, Inc.	USFF +0.250%	Weekly	MS	07/16/29	20,423	1,770,129	1,662,432	(77,720)
DXC Technology Co.	USFF +0.250%	Weekly	MS	07/16/29	25,259	500,765	430,666	(61,595)
Elastic NV (Netherlands)	USFF +0.250%	Weekly	MS	07/16/29	2,859	296,579	254,737	(40,473)
EPAM Systems, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,949	1,143,587	835,589	(288,620)
Fair Isaac Corp.	USFF +0.250%	Weekly	MS	01/17/30	787	1,458,067	1,451,354	15,677
Fortinet, Inc.	USFF +0.250%	Weekly	MS	01/12/29	13,333	959,030	1,283,435	340,660
Gartner, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,400	1,156,614	1,007,376	(129,640)
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	07/08/27	46,875	1,157,602	1,244,062	123,215
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	9,038	1,661,351	1,628,105	(5,110)
Guidewire Software, Inc.	USFF +0.250%	Weekly	MS	01/12/29	460	56,912	86,186	33,099
I3 Verticals, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	3,577	93,198	88,245	(3,344)
Informatica, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	5,565	134,400	97,109	(36,954)
InterDigital, Inc.	USFF +0.250%	Weekly	MS	01/17/30	9,958	2,085,377	2,058,816	8,788
International Business Machines Corp.	USFF +0.250%	Weekly	MS	07/16/29	9,582	2,181,740	2,382,660	254,003
Kyndryl Holdings, Inc.	USFF +0.250%	Weekly	MS	07/06/26	30,358	1,227,977	953,241	(253,930)
LiveRamp Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	10,046	274,530	262,602	(7,250)
Microsoft Corp.	USFF +0.250%	Weekly	MS	07/08/27	7,824	2,816,115	2,937,051	195,039
NCR Voyix Corp.	USFF +0.250%	Weekly	MS	07/16/29	25,874	331,439	252,272	(75,361)
NextNav, Inc.	USFF +0.250%	Weekly	MS	01/17/30	610	7,240	7,424	339
Nutanix, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	9,735	660,459	679,600	29,867
Okta, Inc.	USFF +0.250%	Weekly	MS	07/16/29	31,756	3,338,260	3,341,366	59,609
OneSpan, Inc.	USFF +0.250%	Weekly	MS	01/17/30	6,003	98,019	91,546	(4,782)
Oracle Corp.	USFF +0.250%	Weekly	MS	01/05/26	14,667	2,053,154	2,050,593	60,175
Palantir Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	57,685	4,380,495	4,868,614	562,252
Palo Alto Networks, Inc.	USFF +0.250%	Weekly	MS	01/10/28	16,249	2,831,746	2,772,729	(11,082)
Pegasystems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,492	337,263	381,804	50,814
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,077	128,894	246,191	121,334
Qualys, Inc.	USFF +0.250%	Weekly	MS	07/16/29	408	49,943	51,379	2,315
Rubrik, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	5,856	400,583	357,099	(36,674)
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	8,179	2,254,651	2,194,916	(20,888)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,241	$4,681,261	$4,172,570	$(429,470)
Twilio, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	5,696	343,212	557,695	220,322
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/12/29	522	93,124	132,520	41,004
Workday, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	2,114	508,496	493,682	(6,179)
Yext, Inc.	USFF +0.250%	Weekly	MS	07/08/27	9,940	62,058	61,230	255
Zoom Communications, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,197	233,793	235,843	6,038
					723,966	57,869,765	57,051,486	243,608
Technology Hardware & Equipment
ADTRAN Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	14,268	135,373	124,417	(8,632)
Apple, Inc.	USFF +0.250%	Weekly	MS	01/07/27	34,739	7,646,042	7,716,574	217,288
Arista Networks, Inc.	USFF +0.250%	Weekly	MS	07/16/29	52,590	5,034,133	4,074,673	(874,270)
Avnet, Inc.	USFF +0.250%	Weekly	MS	01/17/30	6,282	322,700	302,101	(13,034)
Benchmark Electronics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,918	118,170	110,972	(3,445)
CDW Corp.	USFF +0.250%	Weekly	MS	01/17/30	3,995	701,872	640,239	(49,387)
Celestica, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	7,490	642,319	590,287	(41,134)
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	07/23/25	4,017	187,491	247,889	69,032
Coherent Corp.	USFF +0.250%	Weekly	MS	01/17/30	5,351	450,342	347,494	(95,197)
CompoSecure, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	22,408	282,280	243,575	(33,897)
Corning, Inc.	USFF +0.250%	Weekly	MS	01/17/30	25,495	1,271,565	1,167,161	(77,955)
Dell Technologies, Inc., Class C	USFF +0.250%	Weekly	MS	07/16/29	32,258	3,355,313	2,940,317	(350,831)
Digi International, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,655	48,413	46,059	(1,502)
ePlus, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,288	108,867	78,607	(28,386)
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,517	253,758	403,932	154,499
Fabrinet (Cayman Islands)	USFF +0.250%	Weekly	MS	01/12/29	24	3,918	4,740	922
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	01/07/27	80,601	1,576,511	1,243,673	(272,399)
HP, Inc.	USFF +0.250%	Weekly	MS	07/23/25	25,071	733,749	694,216	(17,536)
IPG Photonics Corp.	USFF +0.250%	Weekly	MS	07/16/29	7,644	528,292	482,642	(37,050)
Itron, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,388	505,467	564,447	66,985
Jabil, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7,566	1,196,938	1,029,506	(146,737)
Juniper Networks, Inc.	USFF +0.250%	Weekly	MS	01/17/30	39,698	1,425,391	1,436,671	44,054
Knowles Corp.	USFF +0.250%	Weekly	MS	07/16/29	10,139	173,892	154,113	(16,805)
NetApp, Inc.	USFF +0.250%	Weekly	MS	07/23/25	4,297	409,434	377,448	(293)
NetScout Systems, Inc.	USFF +0.250%	Weekly	MS	01/17/30	10,011	229,459	210,331	(15,213)
Novanta, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	2,640	371,885	337,577	(27,984)
PAR Technology Corp.	USFF +0.250%	Weekly	MS	07/16/29	2,552	192,747	156,540	(34,184)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Plexus Corp.	USFF +0.250%	Weekly	MS	07/16/29	4,118	$602,971	$527,639	$(65,885)
Ribbon Communications, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,609	11,508	10,227	(1,053)
Rogers Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,280	292,189	221,498	(65,714)
ScanSource, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,684	124,223	91,283	(30,806)
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	24,143	2,124,445	2,050,948	(2,259)
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	01/17/30	28,306	1,425,452	969,197	(432,108)
TD SYNNEX Corp.	USFF +0.250%	Weekly	MS	01/17/30	1,322	180,609	137,435	(59,190)
TE Connectivity PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	2,285	330,321	322,916	556
Teledyne Technologies, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,817	862,592	904,339	55,880
Trimble, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,624	258,580	237,916	(16,257)
Viavi Solutions, Inc.	USFF +0.250%	Weekly	MS	01/17/30	32,832	387,218	367,390	(13,244)
Western Digital Corp.	USFF +0.250%	Weekly	MS	07/11/28	56,514	2,644,528	2,284,861	(314,900)
Zebra Technologies Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	2,681	964,403	757,543	(190,513)
					578,117	38,115,360	34,609,393	(2,728,584)
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	01/10/28	53,560	1,137,985	1,514,677	416,551
Iridium Communications, Inc.	USFF +0.250%	Weekly	MS	01/12/29	30,534	875,095	834,189	(21,304)
Lumen Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	29,158	37,638	114,299	77,331
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,802	1,080,405	1,547,451	500,214
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/08/27	48,699	1,916,054	2,208,987	365,568
					167,753	5,047,177	6,219,603	1,338,360
Transportation
Air Transport Services Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,761	84,009	84,397	1,842
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/17/30	9,170	913,977	939,008	45,075
Covenant Logistics Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	363	8,580	8,059	(336)
CSX Corp.	USFF +0.250%	Weekly	MS	07/23/25	23,657	717,431	696,226	2,396
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	50,643	2,777,932	2,208,035	(516,053)
FedEx Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,357	755,031	818,369	87,300
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Genco Shipping & Trading Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/12/29	4,646	$82,252	$62,071	$(15,383)
Heartland Express, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,280	11,984	11,802	79
JB Hunt Transport Services, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,661	610,337	541,645	(55,307)
Matson, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,832	390,526	362,977	(20,351)
Schneider National, Inc., Class B	USFF +0.250%	Weekly	MS	07/16/29	12,324	361,583	281,603	(75,967)
SkyWest, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,127	135,962	185,836	52,207
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	8,754	574,626	637,816	72,944
Union Pacific Corp.	USFF +0.250%	Weekly	MS	01/12/29	5,594	1,346,397	1,321,527	6,199
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	01/17/30	17,232	1,949,801	1,895,348	3,023
Werner Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,458	122,763	101,319	(19,029)
					152,859	10,843,191	10,156,038	(431,361)
Utilities
American Water Works Co., Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,831	251,100	270,109	26,935
Atmos Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,635	374,769	407,318	41,206
Brookfield Renewable Corp. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	3,839	107,702	107,185	1,338
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	07/23/25	26,558	6,570,401	5,354,890	(1,086,564)
Dominion Energy, Inc.	USFF +0.250%	Weekly	MS	07/16/29	14,168	778,000	794,400	55,888
Edison International	USFF +0.250%	Weekly	MS	01/17/30	20,772	1,162,962	1,223,886	80,630
Evergy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	27,519	1,837,928	1,897,435	96,179
MDU Resources Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	28,916	487,660	488,970	12,537
National Fuel Gas Co.	USFF +0.250%	Weekly	MS	07/16/29	1,389	81,295	109,995	32,254
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,809	439,509	554,527	131,943
Pinnacle West Capital Corp.	USFF +0.250%	Weekly	MS	01/17/30	6,464	593,907	615,696	32,304
Vistra Corp.	USFF +0.250%	Weekly	MS	07/16/29	6,063	882,832	712,039	(153,989)
					145,963	13,568,065	12,536,450	(729,339)

Total Reference Entity — Long						540,128,224	528,022,189	(479,738)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Dana, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(52,511)	$(846,109)	$(699,972)	$131,991
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Automobiles & Components — (continued)
Fox Factory Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(52,320)	$(1,935,576)	$(1,221,149)	$690,796
Lucid Group, Inc.	USFF -1.384%	Weekly	MS	01/17/30	(353,275)	(741,985)	(854,926)	(122,661)
Patrick Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(16,368)	(1,548,261)	(1,384,078)	138,269
Rivian Automotive, Inc., Class A	USFF -0.630%	Weekly	MS	07/16/29	(25,723)	(334,477)	(320,251)	9,862
Standard Motor Products, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,457)	(39,041)	(36,323)	2,238
Winnebago Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,242)	(292,294)	(215,099)	72,444
					(507,896)	(5,737,743)	(4,731,798)	922,939
Capital Goods
AAON, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(20,786)	(1,657,381)	(1,624,010)	10,314
AAR Corp.	USFF -0.250%	Weekly	MS	01/12/29	(16,400)	(1,118,331)	(918,236)	185,428
Advanced Drainage Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(20,664)	(2,917,772)	(2,245,144)	629,054
AeroVironment, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,414)	(1,006,622)	(764,485)	228,938
AGCO Corp.	USFF -0.250%	Weekly	MS	07/16/29	(3,483)	(356,741)	(322,421)	30,832
Albany International Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(667)	(68,459)	(46,050)	20,572
Allegion PLC (Ireland)	USFF -0.250%	Weekly	MS	01/17/30	(920)	(118,745)	(120,023)	(2,806)
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(36,088)	(1,334,952)	(435,943)	881,493
American Superconductor Corp.	USFF -0.250%	Weekly	MS	01/17/30	(446)	(8,066)	(8,090)	(98)
American Woodmark Corp.	USFF -0.250%	Weekly	MS	07/16/29	(2,713)	(232,895)	(159,606)	70,261
Arcosa, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(11,992)	(992,798)	(924,823)	54,957
Array Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(104,499)	(680,381)	(508,910)	162,560
Atkore, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(18,919)	(1,319,662)	(1,134,951)	165,780
Atmus Filtration Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(37,979)	(1,326,484)	(1,394,969)	(90,294)
ATS Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(7,305)	(212,697)	(182,114)	27,820
AZEK Co., Inc. (The)	USFF -0.250%	Weekly	MS	01/17/30	(20,889)	(1,041,514)	(1,021,263)	6,592
AZZ, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,415)	(330,998)	(285,528)	41,152
BlueLinx Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(147)	(12,563)	(11,022)	5,999
Boeing Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(14,474)	(2,721,213)	(2,468,541)	216,935
Boise Cascade Co.	USFF -0.250%	Weekly	MS	07/16/29	(1,349)	(198,661)	(132,323)	63,288
Cadre Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(24,327)	(844,947)	(720,322)	109,774
Construction Partners, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(34,552)	(2,530,107)	(2,483,252)	13,629
Core & Main, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(9,796)	(515,731)	(473,245)	35,740
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
CSW Industrials, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,464)	$(1,093,207)	$(1,009,825)	$69,045
Donaldson Co., Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,015)	(501,528)	(470,426)	23,247
Ducommun, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,257)	(73,423)	(72,944)	(452)
Dycom Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,609)	(712,839)	(549,795)	156,630
Energy Recovery, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,716)	(44,489)	(43,157)	(1,710)
Enerpac Tool Group Corp.	USFF -0.250%	Weekly	MS	01/17/30	(8,319)	(380,897)	(373,190)	2,733
EnerSys	USFF -0.250%	Weekly	MS	07/16/29	(31,244)	(3,027,079)	(2,861,326)	116,695
Eos Energy Enterprises, Inc.	USFF -5.397%	Weekly	MS	07/16/29	(155,957)	(754,267)	(589,517)	154,392
Fastenal Co.	USFF -0.250%	Weekly	MS	01/17/30	(18,446)	(1,424,700)	(1,430,487)	(23,884)
Flowserve Corp.	USFF -0.250%	Weekly	MS	01/17/30	(5,547)	(289,979)	(270,915)	14,722
Fluence Energy, Inc.	USFF -0.986%	Weekly	MS	01/17/30	(108,787)	(669,558)	(527,617)	133,173
Fluor Corp.	USFF -0.250%	Weekly	MS	07/16/29	(18,209)	(1,020,359)	(652,246)	354,733
GATX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(3,914)	(519,584)	(607,727)	(111,379)
GMS, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,871)	(907,842)	(722,261)	173,680
Great Lakes Dredge & Dock Corp.	USFF -0.250%	Weekly	MS	01/17/30	(3,370)	(29,863)	(29,319)	184
Herc Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(9,949)	(1,541,873)	(1,335,852)	185,118
Hillenbrand, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,312)	(238,130)	(128,232)	102,077
Hillman Solutions Corp.	USFF -0.250%	Weekly	MS	01/17/30	(18,562)	(179,998)	(163,160)	14,527
Honeywell International, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,919)	(1,046,106)	(1,041,598)	(8,792)
Huntington Ingalls Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(12,989)	(3,128,619)	(2,650,276)	408,463
Janus International Group, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(34,643)	(284,409)	(249,430)	31,999
Kadant, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(882)	(336,945)	(297,155)	36,276
Masterbrand, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(35,840)	(616,050)	(468,070)	139,945
Middleby Corp. (The)	USFF -0.250%	Weekly	MS	01/17/30	(1,737)	(300,277)	(263,989)	36,289
Moog, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(13,389)	(2,485,323)	(2,320,983)	128,760
MYR Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,056)	(1,143,409)	(797,963)	331,523
National Presto Industries, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(91)	(8,051)	(8,000)	(22)
Nordson Corp.	USFF -0.250%	Weekly	MS	07/16/29	(12,894)	(2,791,373)	(2,600,978)	140,365
Northrop Grumman Corp.	USFF -0.250%	Weekly	MS	01/17/30	(1,642)	(827,914)	(840,720)	(21,537)
Otis Worldwide Corp.	USFF -0.250%	Weekly	MS	01/17/30	(25,166)	(2,566,004)	(2,597,131)	(64,823)
Quanex Building Products Corp.	USFF -0.250%	Weekly	MS	07/16/29	(22,921)	(492,121)	(426,101)	58,107
Quanta Services, Inc.	USFF -0.250%	Weekly	MS	07/23/25	(1,898)	(523,594)	(482,434)	58,511
RBC Bearings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,336)	(477,742)	(429,885)	42,723
Redwire Corp.	USFF -3.830%	Weekly	MS	01/17/30	(44,207)	(461,986)	(366,476)	89,471
RTX Corp.	USFF -0.250%	Weekly	MS	01/17/30	(10,028)	(1,326,518)	(1,328,309)	(21,267)
Rush Enterprises, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(3,792)	(197,263)	(202,531)	(10,974)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Simpson Manufacturing Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,430)	$(1,422,240)	$(1,167,104)	$232,938
SiteOne Landscape Supply, Inc.	USFF +0.250%	Weekly	MS	07/06/26	(1,870)	(262,178)	(227,093)	32,826
Spirit AeroSystems Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(27,447)	(903,635)	(945,824)	(56,254)
Standex International Corp.	USFF -0.250%	Weekly	MS	01/17/30	(1,852)	(338,450)	(298,894)	35,009
Stantec, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(4,765)	(403,021)	(394,733)	1,229
Sunrun, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(96,172)	(973,075)	(563,568)	396,749
Symbotic, Inc.	USFF -6.530%	Weekly	MS	07/16/29	(32,624)	(885,572)	(659,331)	214,633
Terex Corp.	USFF -0.250%	Weekly	MS	07/16/29	(48,370)	(2,196,091)	(1,827,419)	332,542
Timken Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(9,401)	(735,828)	(675,650)	48,911
Transcat, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,665)	(591,770)	(421,759)	162,265
TransDigm Group, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,280)	(3,071,581)	(3,153,901)	(122,664)
Trex Co., Inc.	USFF -0.250%	Weekly	MS	07/16/29	(42,798)	(2,596,005)	(2,486,564)	75,349
Wabash National Corp.	USFF -0.250%	Weekly	MS	07/16/29	(13,585)	(254,925)	(150,114)	99,902
WillScot Holdings Corp.	USFF -0.250%	Weekly	MS	01/17/30	(13,655)	(524,689)	(379,609)	149,641
Woodward, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,903)	(548,220)	(529,768)	11,278
Xometry, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(16,921)	(422,513)	(421,671)	(4,679)
					(1,376,940)	(70,100,832)	(61,898,298)	7,216,143
Commercial & Professional Services
ABM Industries, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,533)	(214,040)	(214,683)	(3,424)
ACV Auctions, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(50,292)	(751,685)	(708,614)	33,223
Alight, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(34,827)	(281,911)	(206,524)	68,928
CACI International, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(8,514)	(3,240,785)	(3,123,957)	74,260
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(5,211)	(541,621)	(581,079)	(46,544)
CBIZ, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(15,806)	(1,199,752)	(1,199,043)	(15,030)
CECO Environmental Corp.	USFF -0.250%	Weekly	MS	07/16/29	(5,963)	(166,137)	(135,956)	28,030
Clarivate PLC (Jersey)	USFF -0.266%	Weekly	MS	07/11/28	(273,890)	(1,631,259)	(1,076,388)	533,461
Dayforce, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(15,340)	(1,047,692)	(894,782)	139,171
Enviri Corp.	USFF -0.250%	Weekly	MS	01/17/30	(5,061)	(34,696)	(33,656)	618
First Advantage Corp.	USFF +0.250%	Weekly	MS	07/16/29	(18,787)	(260,187)	(264,709)	(7,909)
GEO Group, Inc. (The)	USFF -0.250%	Weekly	MS	01/17/30	(7,460)	(217,502)	(217,907)	(3,230)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Huron Consulting Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,852)	$(203,518)	$(265,669)	$(67,683)
Insperity, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(14,217)	(1,161,831)	(1,268,583)	(135,424)
Legalzoom.com, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(24,485)	(172,621)	(210,816)	(42,328)
Maximus, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(13,791)	(927,667)	(940,408)	(24,688)
MillerKnoll, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(37,852)	(877,703)	(724,487)	132,178
Montrose Environmental Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(24,936)	(688,047)	(355,587)	323,448
NV5 Global, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(12,232)	(255,672)	(235,711)	16,634
Paychex, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,478)	(831,426)	(845,146)	(28,981)
Paycom Software, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,143)	(478,481)	(468,203)	4,022
Paylocity Holding Corp.	USFF -0.250%	Weekly	MS	01/17/30	(12,956)	(2,707,306)	(2,427,177)	246,925
Planet Labs PBC	USFF -0.281%	Weekly	MS	01/17/30	(4,787)	(15,978)	(16,180)	(379)
Rollins, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(8,447)	(419,453)	(456,391)	(43,528)
Science Applications International Corp.	USFF -0.250%	Weekly	MS	01/17/30	(1,819)	(198,846)	(204,219)	(7,954)
SS&C Technologies Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,948)	(322,205)	(329,776)	(12,998)
TransUnion	USFF -0.250%	Weekly	MS	01/17/30	(10,256)	(994,696)	(851,145)	134,028
TriNet Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,989)	(556,973)	(474,568)	74,324
UL Solutions, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(25,674)	(1,393,665)	(1,448,014)	(75,547)
Verisk Analytics, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(462)	(137,298)	(137,500)	(1,970)
Verra Mobility Corp.	USFF -0.250%	Weekly	MS	07/16/29	(36,128)	(939,632)	(813,241)	115,197
Vestis Corp.	USFF -0.250%	Weekly	MS	01/17/30	(37,602)	(508,681)	(372,260)	128,654
VSE Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,575)	(430,544)	(548,954)	(124,944)
Waste Management, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,696)	(1,523,169)	(1,550,191)	(52,912)
					(742,009)	(25,332,679)	(23,601,524)	1,357,628
Consumer Discretionary Distribution & Retail
Academy Sports & Outdoors, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(8,108)	(390,216)	(369,806)	14,752
Arhaus, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(34,538)	(420,297)	(300,481)	114,324
Boot Barn Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(10,672)	(1,760,832)	(1,146,493)	591,225
Burlington Stores, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(18,487)	(4,514,341)	(4,406,007)	49,025
Caleres, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,703)	(63,533)	(63,803)	(1,226)
Camping World Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(16,673)	(304,325)	(269,436)	29,443
Chewy, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(42,559)	(1,409,006)	(1,383,593)	6,924
Dick's Sporting Goods, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,701)	(1,750,478)	(1,552,214)	167,890
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Foot Locker, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(20,774)	$(458,714)	$(292,913)	$159,804
Genuine Parts Co.	USFF -0.250%	Weekly	MS	07/16/29	(28,850)	(3,513,477)	(3,437,189)	(3,006)
GigaCloud Technology, Inc., Class A (Cayman Islands)	USFF -1.080%	Weekly	MS	01/12/29	(16,887)	(628,506)	(239,795)	380,482
Guess?, Inc.	USFF -0.680%	Weekly	MS	01/17/30	(7,051)	(82,890)	(78,055)	3,779
Kohl's Corp.	USFF -2.780%	Weekly	MS	01/17/30	(59,139)	(570,444)	(483,757)	73,191
MarineMax, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,478)	(209,291)	(160,777)	45,832
National Vision Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(22,054)	(270,242)	(281,850)	(15,219)
O'Reilly Automotive, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,087)	(1,478,970)	(1,557,214)	(97,653)
Penske Automotive Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(655)	(116,768)	(94,307)	22,821
RealReal, Inc. (The)	USFF -0.250%	Weekly	MS	01/17/30	(39,657)	(228,393)	(213,751)	11,673
RH	USFF -0.250%	Weekly	MS	01/17/30	(3,531)	(817,737)	(827,702)	(20,681)
Sonic Automotive, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(2,810)	(191,661)	(160,058)	28,908
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/17/30	(18,549)	(1,062,044)	(1,022,050)	22,629
					(370,963)	(20,242,165)	(18,341,251)	1,584,917
Consumer Durables & Apparel
BRP, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(513)	(18,308)	(17,345)	782
Brunswick Corp.	USFF -0.250%	Weekly	MS	01/12/29	(13,945)	(1,158,116)	(750,938)	373,703
Capri Holdings Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	07/11/28	(99,150)	(3,495,892)	(1,956,230)	1,495,095
Carter's, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,017)	(278,391)	(205,195)	65,411
Figs, Inc., Class A	USFF -0.266%	Weekly	MS	07/16/29	(71,497)	(391,940)	(328,171)	58,724
Installed Building Products, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,093)	(536,965)	(530,326)	(3,120)
La-Z-Boy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,832)	(266,312)	(227,973)	34,592
Oxford Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,406)	(735,405)	(551,850)	171,768
Polaris, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(31,849)	(1,863,697)	(1,303,898)	498,599
Skechers USA, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(58,844)	(3,884,178)	(3,341,162)	491,990
Sonos, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(25,738)	(333,843)	(274,624)	54,863
Sturm Ruger & Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,849)	(439,273)	(386,967)	40,629
Topgolf Callaway Brands Corp.	USFF -0.250%	Weekly	MS	01/05/26	(78,605)	(953,009)	(518,007)	423,233
Whirlpool Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,090)	(282,069)	(188,372)	72,508
					(415,428)	(14,637,398)	(10,581,058)	3,778,777
Consumer Services
Accel Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,917)	(42,126)	(38,857)	2,749
Aramark	USFF -0.250%	Weekly	MS	01/17/30	(24,950)	(937,005)	(861,274)	62,918
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Bloomin' Brands, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(75,444)	$(681,077)	$(540,933)	$125,526
Cava Group, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,590)	(574,990)	(569,442)	(1,978)
Choice Hotels International, Inc.	USFF -0.830%	Weekly	MS	01/12/29	(2,411)	(312,582)	(320,133)	(13,837)
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(92,917)	(1,050,372)	(618,827)	417,771
Darden Restaurants, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,061)	(985,236)	(1,051,473)	(83,664)
Dave & Buster's Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(40,752)	(1,082,940)	(716,013)	352,724
Domino's Pizza, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,858)	(1,846,869)	(1,772,558)	43,637
Duolingo, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,884)	(1,078,515)	(895,597)	168,773
Everi Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(110,965)	(1,383,258)	(1,516,892)	(154,054)
First Watch Restaurant Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(42,740)	(844,276)	(711,621)	121,590
Krispy Kreme, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(65,982)	(746,724)	(324,631)	404,255
Kura Sushi USA, Inc., Class A	USFF -0.680%	Weekly	MS	01/12/29	(9,187)	(553,468)	(470,374)	75,852
Light & Wonder, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(13,782)	(1,396,882)	(1,193,659)	185,621
Marriott International, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(2,789)	(845,459)	(664,340)	181,412
MGM Resorts International	USFF -0.250%	Weekly	MS	07/16/29	(57,394)	(2,247,341)	(1,701,158)	516,674
Mister Car Wash, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(114,897)	(1,059,812)	(906,537)	138,976
Papa John's International, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(13,308)	(614,659)	(546,693)	60,493
Perdoceo Education Corp.	USFF -0.250%	Weekly	MS	01/17/30	(10,598)	(269,467)	(266,858)	(1,245)
Planet Fitness, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(3,970)	(399,111)	(383,542)	10,356
Portillo's, Inc., Class A	USFF -0.680%	Weekly	MS	01/10/28	(51,435)	(1,060,058)	(611,562)	434,634
Six Flags Entertainment Corp.	USFF -0.250%	Weekly	MS	07/16/29	(26,486)	(1,109,100)	(944,756)	149,798
Viking Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/17/30	(14,859)	(604,973)	(590,645)	6,407
Wendy's Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(5,076)	(103,227)	(74,262)	24,175
Wingstop, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,540)	(1,091,802)	(798,553)	277,947
Wyndham Hotels & Resorts, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,275)	(360,323)	(296,420)	57,856
					(809,067)	(23,281,652)	(19,387,610)	3,565,366
Consumer Staples Distribution & Retail
BJ's Wholesale Club Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(11,713)	(1,160,293)	(1,336,453)	(191,380)
Casey's General Stores, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,442)	(988,427)	(1,059,926)	(84,458)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail — (continued)
Grocery Outlet Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(84,488)	$(1,767,994)	$(1,181,142)	$563,644
Ingles Markets, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(5,477)	(349,365)	(356,717)	(12,079)
Maplebear, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,153)	(321,081)	(245,443)	71,450
Performance Food Group Co.	USFF -0.250%	Weekly	MS	07/16/29	(37,703)	(3,115,065)	(2,964,587)	108,665
SpartanNash Co.	USFF -0.250%	Weekly	MS	01/17/30	(4,817)	(93,658)	(97,592)	(6,069)
					(152,793)	(7,795,883)	(7,241,860)	449,773
Energy
APA Corp.	USFF -0.250%	Weekly	MS	07/16/29	(74,093)	(2,144,288)	(1,557,435)	521,652
Archrock, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(40,017)	(1,015,763)	(1,050,046)	(51,247)
Atlas Energy Solutions, Inc.	USFF -0.580%	Weekly	MS	01/12/29	(44,074)	(976,342)	(786,280)	145,117
Baytex Energy Corp. (Canada)	USFF -0.267%	Weekly	MS	01/12/29	(83,743)	(191,453)	(186,747)	759
BKV Corp.	USFF -0.780%	Weekly	MS	01/17/30	(115)	(2,402)	(2,415)	(12)
BW LPG Ltd. (Singapore)	USFF -0.880%	Weekly	MS	01/17/30	(9,025)	(100,206)	(98,192)	(636)
California Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(13,023)	(651,750)	(572,621)	63,556
Canadian Natural Resources Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(3,021)	(93,252)	(93,047)	5,511
Cenovus Energy, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(21,080)	(303,080)	(293,223)	2,792
Cheniere Energy, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(878)	(194,255)	(203,169)	(11,435)
Chord Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(9,267)	(1,419,335)	(1,044,576)	308,828
Civitas Resources, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(12,182)	(892,837)	(425,030)	413,003
ConocoPhillips	USFF -0.250%	Weekly	MS	01/17/30	(6,139)	(613,019)	(644,718)	(47,817)
Delek US Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(29,527)	(518,740)	(444,972)	60,675
Denison Mines Corp. (Canada)	USFF -0.282%	Weekly	MS	07/16/29	(669,431)	(1,071,791)	(870,260)	187,475
Devon Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(5,887)	(223,953)	(220,174)	(2,049)
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,578)	(1,020,860)	(891,811)	121,926
DT Midstream, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(13,959)	(1,310,419)	(1,346,764)	(61,592)
Enbridge, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(39,995)	(1,677,900)	(1,772,178)	(133,376)
Energy Fuels, Inc. (Canada)	USFF -2.191%	Weekly	MS	07/16/29	(166,375)	(786,595)	(620,579)	155,709
Expand Energy Corp.	USFF -0.250%	Weekly	MS	01/17/30	(4,842)	(497,172)	(539,011)	(48,342)
Expro Group Holdings NV (Netherlands)	USFF -0.250%	Weekly	MS	01/12/29	(118,859)	(2,000,830)	(1,181,458)	793,543
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Granite Ridge Resources, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(116)	$(710)	$(705)	$29
Gulfport Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,858)	(767,202)	(894,552)	(137,403)
Hess Corp.	USFF -0.250%	Weekly	MS	01/17/30	(2,107)	(335,001)	(336,551)	(5,921)
Kinetik Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(18,085)	(687,449)	(939,335)	(404,728)
Kodiak Gas Services, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(28,615)	(933,039)	(1,067,340)	(164,329)
Kosmos Energy Ltd.	USFF -0.279%	Weekly	MS	07/11/28	(386,738)	(1,581,200)	(881,763)	678,685
Liberty Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(104,702)	(1,947,582)	(1,657,433)	257,756
Matador Resources Co.	USFF -0.250%	Weekly	MS	07/16/29	(22,923)	(1,259,288)	(1,171,136)	61,244
New Fortress Energy, Inc.	USFF -0.830%	Weekly	MS	07/08/27	(82,550)	(1,702,634)	(685,991)	907,701
NexGen Energy Ltd. (Canada)	USFF -0.270%	Weekly	MS	07/16/29	(329,684)	(1,752,532)	(1,480,281)	249,247
NextDecade Corp.	USFF -0.250%	Weekly	MS	01/12/29	(94,978)	(607,644)	(738,929)	(139,239)
Occidental Petroleum Corp.	USFF -0.250%	Weekly	MS	07/16/29	(49,667)	(2,559,280)	(2,451,563)	51,089
ONEOK, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(17,741)	(1,656,649)	(1,760,262)	(193,821)
Par Pacific Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(97,986)	(2,465,406)	(1,397,280)	1,035,751
Peabody Energy Corp.	USFF -0.250%	Weekly	MS	01/17/30	(22,859)	(307,918)	(309,739)	(5,836)
Pembina Pipeline Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(34,137)	(1,430,106)	(1,366,504)	(957)
Phillips 66	USFF -0.250%	Weekly	MS	01/17/30	(9,872)	(1,278,985)	(1,218,995)	37,043
ProFrac Holding Corp., Class A	USFF -3.430%	Weekly	MS	07/08/27	(51,722)	(564,269)	(392,570)	164,222
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(26,846)	(282,629)	(197,318)	83,253
Range Resources Corp.	USFF -0.250%	Weekly	MS	01/17/30	(15,380)	(571,215)	(614,123)	(54,301)
REX American Resources Corp.	USFF -0.250%	Weekly	MS	01/17/30	(388)	(15,012)	(14,577)	271
Select Water Solutions, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(26,958)	(290,341)	(283,059)	3,498
SFL Corp. Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/16/29	(63,409)	(620,053)	(519,954)	71,881
SM Energy Co.	USFF -0.250%	Weekly	MS	01/17/30	(16,410)	(470,553)	(491,480)	(27,079)
Solaris Energy Infrastructure, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(15,320)	(422,845)	(333,363)	81,939
Talos Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(15,678)	(235,583)	(152,390)	86,130
Targa Resources Corp.	USFF -0.250%	Weekly	MS	01/17/30	(10,795)	(2,079,235)	(2,164,074)	(112,138)
Transocean Ltd. (Switzerland)	USFF -0.270%	Weekly	MS	01/12/29	(33,007)	(196,478)	(104,632)	89,296
Valaris Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/12/29	(15,562)	(1,159,718)	(610,964)	533,542
Veren, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(2,967)	(26,269)	(19,642)	5,838
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Vital Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(15,672)	$(765,636)	$(332,560)	$424,205
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/16/29	(7,802)	(421,112)	(466,248)	(66,166)
					(2,996,644)	(47,099,815)	(39,900,019)	5,934,742
Financial Services
Fidelity National Information Services, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(34,270)	(2,521,230)	(2,559,284)	(71,163)
Flywire Corp.	USFF -0.250%	Weekly	MS	01/17/30	(40,543)	(420,678)	(385,159)	30,023
Jack Henry & Associates, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,324)	(795,595)	(789,562)	(5,379)
Marqeta, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(388,575)	(1,895,985)	(1,600,929)	268,684
MSCI, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,808)	(1,051,414)	(1,022,424)	15,202
Paysafe Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/17/30	(10,916)	(199,396)	(171,272)	25,536
Shift4 Payments, Inc., Class A	USFF -0.580%	Weekly	MS	07/16/29	(5,708)	(612,895)	(466,401)	145,868
					(486,144)	(7,497,193)	(6,995,031)	408,771
Food, Beverage & Tobacco
Archer-Daniels-Midland Co.	USFF -0.250%	Weekly	MS	07/16/29	(77,321)	(3,958,473)	(3,712,181)	165,155
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	01/12/29	(11,824)	(1,044,426)	(903,590)	118,509
Coca-Cola Consolidated, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(501)	(691,755)	(676,350)	5,920
Flowers Foods, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(35,502)	(774,819)	(674,893)	78,011
Freshpet, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(15,889)	(1,397,361)	(1,321,488)	57,538
Hormel Foods Corp.	USFF -0.250%	Weekly	MS	01/17/30	(46,974)	(1,383,713)	(1,453,376)	(87,818)
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(51,299)	(4,031,954)	(2,734,237)	1,203,379
McCormick & Co., Inc., non-voting shares	USFF -0.250%	Weekly	MS	01/17/30	(20,281)	(1,639,584)	(1,669,329)	(53,867)
Mondelez International, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(7,469)	(506,708)	(506,772)	(9,372)
Simply Good Foods Co. (The)	USFF -0.250%	Weekly	MS	01/17/30	(19,989)	(763,018)	(689,421)	63,600
TreeHouse Foods, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(53,706)	(1,958,303)	(1,454,896)	481,623
Universal Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,887)	(341,618)	(386,016)	(61,035)
					(347,642)	(18,491,732)	(16,182,549)	1,961,643
Health Care Equipment & Services
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	07/11/28	(80,657)	(3,784,188)	(2,445,520)	1,288,956
Addus HomeCare Corp.	USFF -0.250%	Weekly	MS	01/17/30	(2,013)	(189,595)	(199,066)	(11,929)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
agilon health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(170,381)	$(956,331)	$(737,750)	$199,430
Alphatec Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(93,203)	(1,133,762)	(945,078)	173,870
Astrana Health, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(7,910)	(232,349)	(245,289)	(15,961)
Becton Dickinson & Co.	USFF -0.250%	Weekly	MS	07/16/29	(19,567)	(4,467,775)	(4,482,017)	(83,141)
BrightSpring Health Services, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(29,275)	(518,899)	(529,585)	(17,474)
Brookdale Senior Living, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(107,765)	(567,338)	(674,609)	(115,343)
Cardinal Health, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,206)	(569,583)	(579,461)	(17,331)
Castle Biosciences, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(933)	(20,439)	(18,679)	2,463
Certara, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(56,936)	(669,862)	(563,666)	98,093
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/17/30	(5,282)	(482,717)	(445,537)	30,868
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,350)	(592,384)	(460,248)	124,382
Enovis Corp.	USFF -0.250%	Weekly	MS	01/12/29	(34,263)	(1,611,243)	(1,309,189)	280,907
Ensign Group, Inc. (The)	USFF -0.250%	Weekly	MS	01/17/30	(8,354)	(1,087,114)	(1,081,008)	(8,657)
Evolent Health, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(58,382)	(647,057)	(552,878)	85,707
Glaukos Corp.	USFF -0.250%	Weekly	MS	01/17/30	(20,298)	(2,102,592)	(1,997,729)	77,257
GoodRx Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(108,327)	(828,078)	(477,722)	341,040
Haemonetics Corp.	USFF -0.250%	Weekly	MS	01/12/29	(10,927)	(962,701)	(694,411)	255,669
Hims & Hers Health, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(21,982)	(792,870)	(649,568)	132,913
Humana, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,295)	(1,680,288)	(1,665,657)	(13,986)
IDEXX Laboratories, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,745)	(807,549)	(732,813)	64,154
Integer Holdings Corp.	USFF -0.250%	Weekly	MS	07/16/29	(7,873)	(1,032,156)	(929,093)	90,727
Integra LifeSciences Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(92,765)	(2,451,092)	(2,039,902)	378,653
iRadimed Corp.	USFF -0.250%	Weekly	MS	01/17/30	(54)	(2,825)	(2,834)	(13)
iRhythm Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(14,212)	(1,527,096)	(1,487,712)	18,338
Lantheus Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(10,908)	(1,293,188)	(1,064,621)	218,062
Merit Medical Systems, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(497)	(51,576)	(52,538)	(1,606)
Molina Healthcare, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,082)	(662,003)	(685,790)	(32,456)
Neogen Corp.	USFF -0.250%	Weekly	MS	01/10/28	(102,914)	(1,595,224)	(892,264)	682,023
NeoGenomics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(24,078)	(244,658)	(228,500)	12,975
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(54,157)	$(1,683,897)	$(965,078)	$696,717
Option Care Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(50,888)	(1,616,570)	(1,778,536)	(184,999)
Patterson Cos., Inc.	USFF -0.250%	Weekly	MS	07/11/28	(41,539)	(1,285,125)	(1,297,678)	(36,003)
Privia Health Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(20,086)	(421,633)	(450,931)	(35,951)
Progyny, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,275)	(218,657)	(207,204)	8,677
Quest Diagnostics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,328)	(229,852)	(224,698)	2,245
QuidelOrtho Corp.	USFF -0.250%	Weekly	MS	07/06/26	(5,253)	(479,262)	(183,697)	305,051
RadNet, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,707)	(187,402)	(184,312)	660
RxSight, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(11,612)	(414,785)	(293,203)	116,163
Schrodinger, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(33,041)	(1,113,546)	(652,229)	446,712
STAAR Surgical Co.	USFF -0.250%	Weekly	MS	01/10/28	(35,648)	(858,771)	(628,474)	219,041
Surgery Partners, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(92,292)	(2,770,678)	(2,191,935)	542,354
Teladoc Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(138,585)	(1,396,775)	(1,103,137)	275,310
TransMedics Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,282)	(292,701)	(220,813)	69,708
UnitedHealth Group, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(8,157)	(4,094,751)	(4,272,229)	(237,415)
Zimmer Biomet Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(32,124)	(3,476,386)	(3,635,794)	(212,571)
					(1,651,408)	(54,105,323)	(47,160,682)	6,214,289
Household & Personal Products
BellRing Brands, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(36,372)	(2,780,731)	(2,708,259)	35,951
Edgewell Personal Care Co.	USFF -0.250%	Weekly	MS	01/17/30	(15,592)	(482,001)	(486,626)	(13,069)
elf Beauty, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,542)	(1,573,034)	(536,352)	1,016,037
Interparfums, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,421)	(642,857)	(503,419)	118,164
Kenvue, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(44,714)	(1,048,379)	(1,072,242)	(39,507)
Spectrum Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(18,470)	(1,496,725)	(1,321,529)	148,426
					(128,111)	(8,023,727)	(6,628,427)	1,266,002
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,256)	(1,009,532)	(960,260)	24,236
Albemarle Corp.	USFF -0.250%	Weekly	MS	01/10/28	(10,385)	(1,482,399)	(747,928)	695,060
Algoma Steel Group, Inc. (Canada)	USFF -0.730%	Weekly	MS	01/10/28	(53,769)	(469,867)	(291,428)	155,366
ATI, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,725)	(580,829)	(505,992)	75,720
Celanese Corp.	USFF -0.250%	Weekly	MS	07/16/29	(50,851)	(3,554,237)	(2,886,811)	615,028
Century Aluminum Co.	USFF -0.250%	Weekly	MS	01/12/29	(36,563)	(664,548)	(678,609)	(23,114)
Chemours Co. (The)	USFF -0.250%	Weekly	MS	01/17/30	(55,861)	(838,640)	(755,799)	66,683
Cleveland-Cliffs, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(94,484)	(1,085,696)	(776,658)	294,799
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Dow, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(108,973)	$(4,685,040)	$(3,805,337)	$718,420
Equinox Gold Corp. (Canada)	USFF -0.250%	Weekly	MS	07/23/25	(114,363)	(1,226,673)	(786,817)	421,557
ERO Copper Corp. (Canada)	USFF -1.180%	Weekly	MS	01/17/30	(185)	(2,238)	(2,242)	—
Franco-Nevada Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(21,608)	(2,892,077)	(3,404,556)	(575,782)
Graphic Packaging Holding Co.	USFF -0.250%	Weekly	MS	07/16/29	(15,007)	(446,426)	(389,582)	47,908
Greif, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	(11,571)	(739,459)	(636,289)	79,604
HB Fuller Co.	USFF -0.250%	Weekly	MS	01/17/30	(1,593)	(88,202)	(89,399)	(3,033)
Huntsman Corp.	USFF -0.250%	Weekly	MS	01/12/29	(25,145)	(613,581)	(397,040)	185,408
Kaiser Aluminum Corp.	USFF -0.250%	Weekly	MS	01/17/30	(2,159)	(147,976)	(130,879)	16,277
Knife River Corp.	USFF -0.250%	Weekly	MS	01/17/30	(1,962)	(194,097)	(176,992)	14,587
MAG Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(54,402)	(679,004)	(831,263)	(161,152)
Martin Marietta Materials, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,768)	(927,632)	(845,334)	69,135
Methanex Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(7,006)	(363,109)	(245,841)	110,765
Mosaic Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(9,673)	(263,570)	(261,268)	(7,397)
Novagold Resources, Inc. (Canada)	USFF -0.272%	Weekly	MS	01/17/30	(742)	(2,146)	(2,167)	(16)
Nutrien Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(51,407)	(2,589,737)	(2,553,386)	(49,956)
O-I Glass, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(75,989)	(1,116,943)	(871,594)	231,693
Perimeter Solutions, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,916)	(61,034)	(59,574)	690
Ryerson Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(16,536)	(371,903)	(379,667)	(22,325)
Sandstorm Gold Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(157,793)	(1,044,718)	(1,191,337)	(160,319)
Sensient Technologies Corp.	USFF -0.250%	Weekly	MS	01/17/30	(687)	(50,338)	(51,133)	(1,424)
Sherwin-Williams Co. (The)	USFF -0.250%	Weekly	MS	01/17/30	(2,568)	(929,949)	(896,720)	19,157
Sonoco Products Co.	USFF -0.250%	Weekly	MS	01/17/30	(29,857)	(1,396,112)	(1,410,445)	(35,933)
SSR Mining, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(152,450)	(1,469,010)	(1,529,074)	(93,005)
Steel Dynamics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(25,385)	(3,338,606)	(3,175,156)	104,053
Taseko Mines Ltd. (Canada)	USFF -0.680%	Weekly	MS	01/12/29	(177,277)	(420,548)	(397,100)	17,952
TriMas Corp.	USFF -0.250%	Weekly	MS	01/12/29	(23,303)	(607,102)	(545,989)	51,079
Tronox Holdings PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/10/28	(91,379)	(1,286,222)	(643,308)	581,084
United States Steel Corp.	USFF -0.250%	Weekly	MS	01/12/29	(24,126)	(1,123,603)	(1,019,565)	86,066
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Vulcan Materials Co.	USFF -0.250%	Weekly	MS	01/17/30	(9,116)	$(2,136,610)	$(2,126,763)	$(20,943)
Warrior Met Coal, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(35,486)	(2,142,831)	(1,693,392)	418,659
					(1,570,326)	(43,042,244)	(38,152,694)	3,946,587
Media & Entertainment
Altice USA, Inc., Class A	USFF -0.271%	Weekly	MS	01/17/30	(67,820)	(180,370)	(180,401)	(2,369)
Cars.com, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(9,539)	(113,012)	(107,505)	4,055
EchoStar Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(67,862)	(2,766,522)	(1,735,910)	979,610
fuboTV, Inc.	USFF -0.273%	Weekly	MS	01/17/30	(264,659)	(878,429)	(772,804)	94,110
Grindr, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(33,661)	(596,219)	(602,532)	(14,117)
Ibotta, Inc., Class A	USFF -0.880%	Weekly	MS	01/17/30	(2,042)	(86,617)	(86,172)	(661)
Integral Ad Science Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(27,541)	(341,951)	(221,980)	116,385
Lions Gate Entertainment Corp., Class B (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(55,650)	(531,458)	(440,748)	83,757
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,644)	(861,153)	(736,994)	112,873
Madison Square Garden Sports Corp.	USFF -0.250%	Weekly	MS	01/17/30	(2,691)	(542,471)	(523,992)	11,382
Magnite, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(11,586)	(231,863)	(132,196)	96,652
National CineMedia, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,116)	(24,029)	(24,037)	(292)
Nextdoor Holdings, Inc.	USFF -0.730%	Weekly	MS	01/17/30	(21,924)	(37,043)	(33,544)	3,045
Sphere Entertainment Co.	USFF -0.250%	Weekly	MS	01/17/30	(10,873)	(357,989)	(355,765)	(2,448)
TripAdvisor, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(114,966)	(1,843,512)	(1,629,068)	190,611
Warner Music Group Corp., Class A	USFF -0.250%	Weekly	MS	01/17/30	(51,473)	(1,755,115)	(1,613,679)	112,493
Webtoon Entertainment, Inc.	USFF -2.330%	Weekly	MS	01/17/30	(144)	(1,114)	(1,104)	28
ZipRecruiter, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(6,109)	(35,899)	(35,982)	(522)
ZoomInfo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(116,959)	(1,318,989)	(1,169,590)	134,816
					(875,259)	(12,503,755)	(10,404,003)	1,919,408
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(26,548)	(296,338)	(231,764)	60,712
AbCellera Biologics, Inc. (Canada)	USFF -1.503%	Weekly	MS	07/11/28	(197,135)	(685,503)	(439,611)	236,914
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Agilent Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,867)	$(1,323,204)	$(1,037,262)	$281,409
Amicus Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(39,782)	(399,306)	(324,621)	69,469
ANI Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(14,180)	(834,025)	(949,351)	(126,256)
Arrowhead Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(54,365)	(1,218,246)	(692,610)	509,655
Avadel Pharmaceuticals PLC (Ireland)	USFF -0.250%	Weekly	MS	01/12/29	(54,238)	(699,939)	(424,684)	266,110
Bausch Health Cos., Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(12,988)	(131,316)	(84,032)	46,391
Beam Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(14,082)	(351,640)	(275,021)	72,029
Biohaven Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	01/17/30	(8,131)	(228,767)	(195,469)	30,323
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	07/16/29	(6,223)	(488,153)	(364,854)	115,926
Bruker Corp.	USFF -0.250%	Weekly	MS	07/16/29	(45,066)	(2,959,232)	(1,881,055)	1,033,717
Cogent Biosciences, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,757)	(24,270)	(22,504)	1,480
Corcept Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(11,611)	(814,574)	(1,326,208)	(522,309)
Crinetics Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(10,460)	(497,729)	(350,828)	140,391
Cytek Biosciences, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(974)	(3,909)	(3,906)	(14)
Day One Biopharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,768)	(46,985)	(45,740)	661
Denali Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(13,866)	(204,008)	(188,508)	12,851
Edgewise Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,442)	(148,783)	(141,724)	5,136
Evolus, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(20,065)	(241,099)	(241,382)	(3,419)
Exact Sciences Corp.	USFF -0.250%	Weekly	MS	01/17/30	(1,882)	(82,862)	(81,472)	334
Harrow, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(8,842)	(228,220)	(235,197)	(9,944)
Immunovant, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(14,524)	(392,337)	(248,215)	138,997
Indivior PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/17/30	(16,562)	(161,523)	(157,836)	1,552
Iovance Biotherapeutics, Inc.	USFF -0.263%	Weekly	MS	01/17/30	(12,818)	(43,987)	(42,684)	758
Kymera Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,492)	(44,020)	(40,836)	2,639
Liquidia Corp.	USFF -0.250%	Weekly	MS	01/12/29	(59,323)	(673,178)	(875,014)	(210,652)
Myriad Genetics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(521)	(4,563)	(4,621)	(85)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Nurix Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(10,449)	$(148,999)	$(124,134)	$22,940
Ocular Therapeutix, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(75,064)	(586,875)	(550,219)	28,975
Organon & Co.	USFF -0.250%	Weekly	MS	01/17/30	(16,263)	(252,481)	(242,156)	4,148
Perrigo Co. PLC (Ireland)	USFF -0.250%	Weekly	MS	07/16/29	(10,201)	(291,472)	(286,036)	(2,546)
Prestige Consumer Healthcare, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,409)	(253,439)	(293,072)	(42,931)
Protagonist Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(14,305)	(756,653)	(691,790)	54,950
Recursion Pharmaceuticals, Inc., Class A	USFF -0.930%	Weekly	MS	01/17/30	(60,710)	(371,266)	(321,156)	45,263
Roivant Sciences Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/17/30	(2,130)	(21,409)	(21,492)	(331)
Sarepta Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(12,120)	(1,485,160)	(773,498)	692,172
Sotera Health Co.	USFF -0.250%	Weekly	MS	07/06/26	(40,305)	(678,852)	(469,956)	200,005
Standard BioTools, Inc.	USFF -0.268%	Weekly	MS	01/12/29	(49,963)	(116,263)	(53,960)	60,808
Summit Therapeutics, Inc.	USFF -0.780%	Weekly	MS	01/17/30	(5,024)	(97,703)	(96,913)	(461)
Tempus AI, Inc.	USFF -5.630%	Weekly	MS	01/17/30	(24,355)	(1,337,213)	(1,174,885)	144,782
Tilray Brands, Inc.	USFF -4.183%	Weekly	MS	07/11/28	(1,039,473)	(1,179,902)	(683,454)	480,971
Vaxcyte, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,896)	(394,309)	(184,873)	204,286
Vertex Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,701)	(1,811,789)	(1,794,319)	(13,562)
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,235)	(1,649,487)	(948,132)	711,288
					(2,047,115)	(24,660,988)	(19,617,054)	4,745,532
Semiconductors & Semiconductor Equipment
Allegro MicroSystems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(148,800)	(3,590,256)	(3,739,344)	(205,670)
Astera Labs, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(33,370)	(2,165,972)	(1,991,188)	146,345
Cohu, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(30,445)	(796,854)	(447,846)	338,566
Diodes, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(30,784)	(2,243,306)	(1,328,945)	889,189
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,011)	(137,046)	(62,733)	72,545
Entegris, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(8,831)	(951,317)	(772,536)	190,568
First Solar, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(16,914)	(3,366,600)	(2,138,437)	1,183,940
indie Semiconductor, Inc., Class A	USFF -0.809%	Weekly	MS	01/12/29	(82,434)	(443,710)	(167,753)	270,157
Intel Corp.	USFF -0.250%	Weekly	MS	01/12/29	(127,073)	(3,064,081)	(2,885,828)	133,371
Kulicke & Soffa Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(40,430)	(1,856,374)	(1,333,381)	483,545
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Lattice Semiconductor Corp.	USFF -0.250%	Weekly	MS	01/12/29	(20,629)	$(1,298,800)	$(1,081,991)	$202,282
MaxLinear, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(50,853)	(917,370)	(552,264)	353,081
Onto Innovation, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,358)	(301,665)	(164,780)	132,953
PDF Solutions, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,607)	(99,621)	(88,040)	10,305
Power Integrations, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(932)	(83,367)	(47,066)	34,090
Qorvo, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(11,417)	(965,507)	(826,705)	131,581
SiTime Corp.	USFF -0.250%	Weekly	MS	01/17/30	(520)	(77,083)	(79,492)	(3,389)
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(7,671)	(1,505,388)	(1,378,479)	107,154
					(618,079)	(23,864,317)	(19,086,808)	4,470,613
Software & Services
A10 Networks, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(18,185)	(264,495)	(297,143)	(39,572)
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(10,009)	(1,013,321)	(805,725)	198,980
Appfolio, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(1,291)	(288,556)	(283,891)	905
Applied Digital Corp.	USFF -0.830%	Weekly	MS	07/16/29	(140,278)	(1,042,916)	(788,362)	240,878
Asana, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(44,622)	(613,909)	(650,143)	(44,270)
Autodesk, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,649)	(828,005)	(693,508)	123,646
BigBear.ai Holdings, Inc.	USFF -2.844%	Weekly	MS	01/17/30	(265,834)	(851,375)	(760,285)	79,931
BILL Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(34,437)	(1,595,678)	(1,580,314)	(5,578)
BlackLine, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(447)	(21,511)	(21,644)	(383)
Box, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(17,091)	(572,590)	(527,428)	37,669
Braze, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(10,183)	(405,261)	(367,403)	32,565
CCC Intelligent Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(90,993)	(1,054,058)	(821,667)	218,569
Cipher Mining, Inc.	USFF -0.283%	Weekly	MS	07/16/29	(538,344)	(2,011,162)	(1,238,191)	746,566
Cleanspark, Inc.	USFF -0.680%	Weekly	MS	01/12/29	(96,506)	(1,067,711)	(648,520)	405,189
Commvault Systems, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(9,515)	(1,662,953)	(1,501,086)	140,183
Datadog, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(48,078)	(6,046,680)	(4,769,818)	1,197,409
DigitalOcean Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(18,202)	(668,401)	(607,765)	51,883
Dolby Laboratories, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(3,007)	(244,297)	(241,492)	(1,706)
Dropbox, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(48,096)	(1,479,992)	(1,284,644)	178,114
Enfusion, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(14,417)	(140,550)	(160,750)	(22,207)
Fastly, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(135,925)	(1,311,934)	(860,405)	434,316
Five9, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(37,973)	(2,325,681)	(1,030,967)	1,264,175
Globant SA (Luxembourg)	USFF -0.250%	Weekly	MS	01/17/30	(5,561)	(1,227,494)	(654,641)	556,750
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Hackett Group, Inc. (The)	USFF -0.250%	Weekly	MS	01/17/30	(110)	$(3,193)	$(3,214)	$(30)
Jamf Holding Corp.	USFF -0.250%	Weekly	MS	07/16/29	(21,447)	(305,331)	(260,581)	40,769
JFrog Ltd. (Israel)	USFF -0.250%	Weekly	MS	07/16/29	(7,396)	(210,080)	(236,672)	(29,321)
Klaviyo, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(33,511)	(1,234,212)	(1,014,043)	203,979
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(68,362)	(1,604,622)	(598,168)	985,395
Meridianlink, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,235)	(43,510)	(41,415)	1,557
MongoDB, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(15,014)	(2,838,631)	(2,633,456)	167,893
Onestream, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(898)	(18,963)	(19,163)	(416)
PagerDuty, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(18,503)	(392,605)	(338,050)	49,428
Roper Technologies, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(531)	(311,544)	(313,067)	(5,585)
Samsara, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(9,873)	(357,855)	(378,432)	(25,248)
SEMrush Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(12,096)	(208,931)	(112,856)	93,362
SentinelOne, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(77,694)	(1,755,737)	(1,412,477)	321,440
SoundHound AI, Inc., Class A	USFF -2.430%	Weekly	MS	01/17/30	(61,283)	(627,612)	(497,618)	121,777
Sprinklr, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(90,552)	(912,008)	(756,109)	143,942
Sprout Social, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(19,951)	(794,778)	(438,722)	345,641
SPS Commerce, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,310)	(255,363)	(173,876)	78,163
Synopsys, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,613)	(1,614,907)	(1,549,435)	58,736
Terawulf, Inc.	USFF -0.695%	Weekly	MS	01/12/29	(293,335)	(1,338,168)	(800,805)	519,806
UiPath, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(50,593)	(533,139)	(521,108)	5,056
Varonis Systems, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,698)	(197,033)	(190,034)	4,442
Vertex, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(32,105)	(1,091,110)	(1,123,996)	(47,196)
Weave Communications, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(359)	(3,901)	(3,981)	(99)
Zeta Global Holdings Corp., Class A	USFF -0.250%	Weekly	MS	07/16/29	(72,382)	(1,401,381)	(981,500)	401,493
					(2,489,494)	(44,793,144)	(34,994,570)	9,228,996
Technology Hardware & Equipment
Advanced Energy Industries, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,577)	(1,015,555)	(817,474)	185,539
Applied Optoelectronics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(53,275)	(1,042,797)	(817,771)	211,351
Bel Fuse, Inc., Class B	USFF -0.250%	Weekly	MS	01/17/30	(1,573)	(120,530)	(117,755)	1,224
Calix, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(18,945)	(779,066)	(671,411)	97,664
Ciena Corp.	USFF -0.250%	Weekly	MS	01/17/30	(10,910)	(723,166)	(659,291)	54,402
Cognex Corp.	USFF -0.250%	Weekly	MS	01/12/29	(11,696)	(552,571)	(348,892)	201,736
Corsair Gaming, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(13,393)	(126,597)	(118,662)	5,764
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Crane NXT Co.	USFF -0.250%	Weekly	MS	01/12/29	(25,108)	$(1,563,844)	$(1,290,551)	$243,983
Extreme Networks, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(49,370)	(704,607)	(653,165)	42,213
Harmonic, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,568)	(48,190)	(34,217)	13,384
Insight Enterprises, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,472)	(257,048)	(220,785)	35,249
IonQ, Inc.	USFF -0.630%	Weekly	MS	01/17/30	(41,423)	(1,010,040)	(914,206)	82,590
Mirion Technologies, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(73,575)	(1,138,624)	(1,066,838)	56,587
Motorola Solutions, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,529)	(2,810,513)	(2,858,461)	(84,861)
OSI Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,050)	(591,388)	(787,077)	(205,275)
Pure Storage, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(95,407)	(5,041,105)	(4,223,668)	751,203
Sanmina Corp.	USFF -0.250%	Weekly	MS	07/16/29	(17,040)	(1,469,911)	(1,298,107)	152,781
Viasat, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(47,152)	(963,964)	(491,324)	460,001
Vishay Intertechnology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(83,207)	(1,911,866)	(1,322,991)	529,327
					(566,270)	(21,871,382)	(18,712,646)	2,834,862
Telecommunication Services
AST SpaceMobile, Inc.	USFF -3.030%	Weekly	MS	01/17/30	(6,991)	(199,852)	(158,975)	38,283
BCE, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(15,222)	(372,641)	(349,497)	7,615
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,571)	(425,508)	(341,558)	68,255
Frontier Communications Parent, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(62,788)	(2,200,441)	(2,251,578)	(80,555)
Gogo, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(8,618)	(67,567)	(74,287)	(7,575)
Rogers Communications, Inc., Class B (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(7,849)	(219,824)	(209,804)	5,104
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	07/23/25	(23,278)	(488,126)	(292,604)	126,237
United States Cellular Corp.	USFF -0.250%	Weekly	MS	07/16/29	(3,956)	(250,988)	(273,557)	(25,836)
					(134,273)	(4,224,947)	(3,951,860)	131,528
Transportation
Alaska Air Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(34,436)	(1,824,125)	(1,694,940)	105,239
Allegiant Travel Co.	USFF -0.250%	Weekly	MS	07/11/28	(3,482)	(274,227)	(179,845)	88,590
ArcBest Corp.	USFF -0.250%	Weekly	MS	07/16/29	(15,510)	(1,712,143)	(1,094,696)	592,125
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Canadian National Railway Co. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(11,232)	$(1,153,366)	$(1,094,671)	$34,490
Canadian Pacific Kansas City Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(17,275)	(1,362,981)	(1,212,878)	130,332
Forward Air Corp.	USFF -0.250%	Weekly	MS	01/17/30	(7,756)	(161,752)	(155,818)	3,841
Frontier Group Holdings, Inc.	USFF -0.274%	Weekly	MS	01/12/29	(77,592)	(475,453)	(336,749)	132,487
FTAI Infrastructure, Inc.	USFF -0.267%	Weekly	MS	01/17/30	(16,271)	(83,138)	(73,708)	8,109
GXO Logistics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(40,319)	(2,164,814)	(1,575,667)	560,724
Hub Group, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(8,167)	(344,338)	(303,567)	35,256
JetBlue Airways Corp.	USFF -0.250%	Weekly	MS	07/11/28	(154,005)	(908,883)	(742,304)	154,664
Joby Aviation, Inc.	USFF -0.830%	Weekly	MS	01/17/30	(127,598)	(911,885)	(768,140)	131,791
RXO, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(92,272)	(2,382,976)	(1,762,395)	589,288
Saia, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,045)	(1,442,378)	(1,064,014)	359,436
TFI International, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(3,078)	(473,670)	(238,391)	225,090
Universal Logistics Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(75)	(2,018)	(1,968)	57
Wheels Up Experience, Inc.	USFF -9.912%	Weekly	MS	07/16/29	(45,946)	(63,379)	(46,405)	16,173
					(658,059)	(15,741,526)	(12,346,156)	3,167,692
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(180,622)	(2,791,435)	(2,243,325)	440,433
Algonquin Power & Utilities Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(459,072)	(2,839,033)	(2,359,630)	278,274
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(4,300)	(243,147)	(276,705)	(57,944)
Ameren Corp.	USFF -0.250%	Weekly	MS	07/16/29	(7,074)	(652,454)	(710,230)	(79,079)
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	07/16/29	(12,600)	(1,237,461)	(1,376,802)	(166,201)
American States Water Co.	USFF -0.250%	Weekly	MS	01/12/29	(6,248)	(493,657)	(491,593)	(12,309)
Avista Corp.	USFF -0.250%	Weekly	MS	07/16/29	(12,917)	(504,078)	(540,835)	(52,056)
Black Hills Corp.	USFF -0.250%	Weekly	MS	07/16/29	(11,246)	(698,964)	(682,070)	872
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(9,851)	(527,569)	(477,379)	25,905
Chesapeake Utilities Corp.	USFF -0.250%	Weekly	MS	01/12/29	(5,867)	(627,360)	(753,499)	(150,904)
DTE Energy Co.	USFF -0.250%	Weekly	MS	07/16/29	(7,971)	(976,465)	(1,102,150)	(161,886)
Duke Energy Corp.	USFF -0.250%	Weekly	MS	01/17/30	(30,663)	(3,522,266)	(3,739,966)	(274,195)
Eversource Energy	USFF -0.250%	Weekly	MS	07/16/29	(14,058)	(893,927)	(873,142)	(11,734)
Exelon Corp.	USFF -0.250%	Weekly	MS	01/17/30	(31,057)	(1,346,910)	(1,431,107)	(109,916)
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(71,614)	(2,889,105)	(2,894,638)	(94,028)
Fortis, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(7,673)	(335,231)	(349,735)	(24,152)
IDACORP, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,480)	(477,340)	(520,666)	(77,574)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Concluded)
March 31, 2025
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
MGE Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,743)	$(416,732)	$(440,909)	$(35,671)
New Jersey Resources Corp.	USFF -0.250%	Weekly	MS	01/12/29	(33,651)	(1,578,367)	(1,650,918)	(121,676)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(14,129)	(1,002,779)	(1,001,605)	(18,022)
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(8,390)	(273,406)	(336,355)	(74,994)
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	01/05/26	(24,877)	(1,105,365)	(1,062,745)	(37,904)
Northwestern Energy Group, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(4,624)	(296,949)	(267,591)	(21,623)
OGE Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(13,989)	(574,034)	(642,934)	(86,350)
ONE Gas, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(18,173)	(1,242,902)	(1,373,697)	(180,591)
Ormat Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(10,252)	(865,230)	(725,534)	121,182
Otter Tail Corp.	USFF -0.250%	Weekly	MS	07/16/29	(7,143)	(580,635)	(574,083)	(2,875)
Portland General Electric Co.	USFF -0.250%	Weekly	MS	07/11/28	(15,598)	(745,687)	(695,671)	17,517
PPL Corp.	USFF -0.250%	Weekly	MS	01/17/30	(17,232)	(606,227)	(622,248)	(25,487)
Public Service Enterprise Group, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(16,984)	(1,384,059)	(1,397,783)	(39,047)
ReNew Energy Global PLC, Class A (United Kingdom)	USFF -0.250%	Weekly	MS	07/16/29	(28,748)	(173,365)	(169,326)	1,794
Sempra	USFF -0.250%	Weekly	MS	01/10/28	(12,381)	(1,008,734)	(883,508)	89,718
SJW Group	USFF -0.250%	Weekly	MS	01/12/29	(12,293)	(669,829)	(672,304)	(22,820)
Spire, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(185)	(14,453)	(14,476)	(180)
TransAlta Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(49,471)	(571,802)	(462,554)	100,237
TXNM Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,427)	(190,649)	(236,756)	(57,719)
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(11,938)	(1,206,459)	(1,301,003)	(122,665)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(39,416)	(2,563,928)	(2,790,259)	(320,051)
					(1,225,957)	(38,127,993)	(38,145,731)	(1,363,721)

Total Reference Entity — Short						(531,176,438)	(458,061,629)	63,742,487
Net Value of Reference Entity						$8,951,786	$69,960,560	$63,262,749

*	Includes $2,253,975 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 18.6%
Automobiles & Components — 0.3%
BorgWarner, Inc.	1,331	$ 38,133
Ford Motor Co.	42,339	424,660
Gentherm, Inc.*	1,351	36,126
LCI Industries	1,221	106,752
Phinia, Inc.	3,707	157,288
Visteon Corp.*	2,097	162,769
		925,728
Capital Goods — 2.2%
3M Co.	4,414	648,240
Alamo Group, Inc.	17	3,030
AMETEK, Inc.	173	29,780
Blue Bird Corp.*	1,335	43,214
Chart Industries, Inc.*	414	59,765
Crane Co.	53	8,118
Cummins, Inc.	253	79,300
Deere & Co.	625	293,344
DNOW, Inc.*	358	6,115
Dover Corp.	1,418	249,114
EMCOR Group, Inc.	386	142,677
GE Vernova, Inc.	649	198,127
Generac Holdings, Inc.*	1,709	216,445
Gibraltar Industries, Inc.*	553	32,439
Granite Construction, Inc.	1,267	95,532
Griffon Corp.	1,438	102,817
Hayward Holdings, Inc.*	13,030	181,378
Helios Technologies, Inc.	329	10,558
Howmet Aerospace, Inc.	2,722	353,125
Illinois Tool Works, Inc.	506	125,493
Kennametal, Inc.	2,607	55,529
Lockheed Martin Corp.	6	2,680
Masco Corp.	3,016	209,733
MasTec, Inc.*	2,934	342,427
MRC Global, Inc.*	3,181	36,518
MSC Industrial Direct Co., Inc., Class A	348	27,029
Mueller Water Products, Inc., Class A	4,850	123,287
NEXTracker, Inc., Class A*	1,054	44,416
NuScale Power Corp.*	3,246	45,963
Parker-Hannifin Corp.	139	84,491
Pentair PLC (Ireland)	3,045	266,377
Powell Industries, Inc.	1,823	310,512
Primoris Services Corp.	2,510	144,099
Rocket Lab USA, Inc.*	45,438	812,431
Snap-on, Inc.	1,106	372,733
Stanley Black & Decker, Inc.	462	35,519
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Sterling Infrastructure, Inc.*	194	$ 21,963
Trane Technologies PLC (Ireland)	190	64,015
Tutor Perini Corp.*	3,788	87,806
Valmont Industries, Inc.	922	263,111
Worthington Enterprises, Inc.	4,406	220,696
WW Grainger, Inc.	286	282,519
Zurn Elkay Water Solutions Corp.	2,875	94,817
		6,827,282
Commercial & Professional Services — 0.7%
Automatic Data Processing, Inc.	21	6,416
BrightView Holdings, Inc.*	35	450
Broadridge Financial Solutions, Inc.	520	126,079
Cintas Corp.	1,077	221,356
Dun & Bradstreet Holdings, Inc.	3,933	35,161
ICF International, Inc.	292	24,811
Jacobs Solutions, Inc.	2,830	342,119
Leidos Holdings, Inc.	2,667	359,885
OPENLANE, Inc.*	1,732	33,393
Pitney Bowes, Inc.	4,825	43,666
Republic Services, Inc.	1,414	342,414
Steelcase, Inc., Class A	5,306	58,154
UniFirst Corp.	458	79,692
Veralto Corp.	4,526	441,059
		2,114,655
Consumer Discretionary Distribution & Retail — 0.7%
Amazon.com, Inc.*	4,463	849,130
Best Buy Co., Inc.	68	5,005
eBay, Inc.	6,460	437,536
Etsy, Inc.*	592	27,931
Gap, Inc. (The)	4,562	94,023
Home Depot, Inc. (The)	92	33,717
LKQ Corp.	8,474	360,484
Petco Health & Wellness Co., Inc.*	9,994	30,482
Pool Corp.	93	29,607
Ross Stores, Inc.	360	46,004
Shoe Carnival, Inc.	961	21,132
Williams-Sonoma, Inc.	342	54,070
		1,989,121
Consumer Durables & Apparel — 0.7%
Acushnet Holdings Corp.	378	25,953
Garmin Ltd. (Switzerland)	1,009	219,084
Hasbro, Inc.	2,689	165,347
Kontoor Brands, Inc.	531	34,053
Mattel, Inc.*	1,866	36,256
Mohawk Industries, Inc.*	632	72,162

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
NVR, Inc.*	45	$ 325,998
Peloton Interactive, Inc., Class A*	109,717	693,411
Ralph Lauren Corp.	639	141,053
Tapestry, Inc.	3,542	249,392
Wolverine World Wide, Inc.	8,605	119,696
		2,082,405
Consumer Services — 0.5%
ADT, Inc.	529	4,306
Adtalem Global Education, Inc.*	266	26,770
Brinker International, Inc.*	1	149
Caesars Entertainment, Inc.*	1,716	42,900
Expedia Group, Inc.	112	18,827
Frontdoor, Inc.*	1,731	66,505
Life Time Group Holdings, Inc.*	4,289	129,528
Rush Street Interactive, Inc.*	30,418	326,081
Strategic Education, Inc.	529	44,415
Wynn Resorts Ltd.	1,536	128,256
Yum! Brands, Inc.	3,940	619,999
		1,407,736
Consumer Staples Distribution & Retail — 0.4%
Costco Wholesale Corp.	255	241,174
Dollar General Corp.	1,106	97,251
Dollar Tree, Inc.*	568	42,640
Sysco Corp.	1,974	148,129
United Natural Foods, Inc.*	2,668	73,076
Walmart, Inc.	6,964	611,369
		1,213,639
Energy — 0.6%
Baker Hughes Co.	89	3,911
Coterra Energy, Inc.	11,574	334,489
Dorian LPG Ltd. (Marshall Islands)	4,272	95,436
Kinder Morgan, Inc.	10,923	311,633
Murphy Oil Corp.	7,025	199,510
Northern Oil & Gas, Inc.	1,121	33,888
Oceaneering International, Inc.*	1,964	42,835
Schlumberger NV (Curacao)	3,524	147,303
TechnipFMC PLC (United Kingdom)	2,922	92,598
Tidewater, Inc.*	1,195	50,513
Transocean Ltd. (Switzerland)*	18,931	60,011
Valero Energy Corp.	2,582	341,005
Vermilion Energy, Inc. (Canada)	1,788	14,483
		1,727,615
Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B*	2,436	1,297,365
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Cboe Global Markets, Inc.	199	$ 45,032
CME Group, Inc.	1,329	352,570
Corpay, Inc.*	327	114,031
Euronet Worldwide, Inc.*	978	104,499
Fiserv, Inc.*	3,590	792,780
Franklin Resources, Inc.	4,707	90,610
Intercontinental Exchange, Inc.	511	88,148
Mastercard, Inc., Class A	250	137,030
Nasdaq, Inc.	4,284	324,984
Payoneer Global, Inc.*	11,932	87,223
PayPal Holdings, Inc.*	7,332	478,413
S&P Global, Inc.	495	251,510
T Rowe Price Group, Inc.	2,867	263,391
		4,427,586
Food, Beverage & Tobacco — 1.2%
Altria Group, Inc.	8,557	513,591
Coca-Cola Co. (The)	3,538	253,392
Constellation Brands, Inc., Class A	1,159	212,700
Ingredion, Inc.	2,419	327,073
J M Smucker Co. (The)	552	65,362
Kellanova	7,230	596,403
Keurig Dr Pepper, Inc.	11,558	395,515
Kraft Heinz Co. (The)	15,175	461,775
Molson Coors Beverage Co., Class B	2,641	160,758
Philip Morris International, Inc.	1,414	224,444
Pilgrim's Pride Corp.*	8,285	451,615
Primo Brands Corp.	1,845	65,479
Utz Brands, Inc.	378	5,322
Vita Coco Co., Inc. (The)*	1,213	37,179
WK Kellogg Co.	424	8,450
		3,779,058
Health Care Equipment & Services — 1.1%
Avanos Medical, Inc.*	184	2,637
Butterfly Network, Inc.*	406	926
Cencora, Inc.	618	171,860
Centene Corp.*	2,237	135,808
DaVita, Inc.*	380	58,129
Elevance Health, Inc.	1,206	524,562
Envista Holdings Corp.*	4,785	82,589
GE HealthCare Technologies, Inc.	4,562	368,199
GeneDx Holdings Corp.*	1,370	121,334
Globus Medical, Inc., Class A*	2,171	158,917
HCA Healthcare, Inc.	529	182,796
ICU Medical, Inc.*	910	126,363

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
LivaNova PLC (United Kingdom)*	2,309	$ 90,697
McKesson Corp.	91	61,242
Omnicell, Inc.*	3,869	135,260
Pediatrix Medical Group, Inc.*	4,991	72,320
Phreesia, Inc.*	2,196	56,130
ResMed, Inc.	2,075	464,489
Select Medical Holdings Corp.	985	16,449
Solventum Corp.*	889	67,599
Teleflex, Inc.	549	75,866
Tenet Healthcare Corp.*	328	44,116
Universal Health Services, Inc., Class B	1,496	281,098
		3,299,386
Household & Personal Products — 0.3%
BellRing Brands, Inc.*	209	15,562
Central Garden & Pet Co., Class A*	260	8,510
Church & Dwight Co., Inc.	409	45,027
Colgate-Palmolive Co.	2,083	195,177
Kimberly-Clark Corp.	3,048	433,487
Oddity Tech Ltd., Class A (Israel)*	2,798	121,041
Procter & Gamble Co. (The)	479	81,631
		900,435
Materials — 0.9%
Alpha Metallurgical Resources, Inc.*	257	32,189
AptarGroup, Inc.	36	5,342
Avery Dennison Corp.	235	41,823
Avient Corp.	224	8,324
Ball Corp.	1,662	86,540
Cabot Corp.	603	50,133
CF Industries Holdings, Inc.	215	16,802
Commercial Metals Co.	172	7,914
Crown Holdings, Inc.	306	27,314
DuPont de Nemours, Inc.	3,519	262,799
Eastman Chemical Co.	1,367	120,446
Element Solutions, Inc.	433	9,790
FMC Corp.	1,653	69,740
Fortuna Mining Corp. (Canada)*	15,378	93,806
Ingevity Corp.*	1,312	51,942
Innospec, Inc.	357	33,826
International Paper Co.	5,479	292,305
Linde PLC (Ireland)	1,151	535,952
Louisiana-Pacific Corp.	946	87,013
LyondellBasell Industries NV, Class A (Netherlands)	1,270	89,408
Minerals Technologies, Inc.	844	53,653
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
New Gold, Inc. (Canada)*	106,937	$ 396,736
NewMarket Corp.	102	57,778
PPG Industries, Inc.	2,357	257,738
Quaker Chemical Corp.	784	96,910
Silgan Holdings, Inc.	769	39,311
SunCoke Energy, Inc.	2,245	20,654
		2,846,188
Media & Entertainment — 2.0%
Alphabet, Inc., Class A	11,773	1,820,577
Bumble, Inc., Class A*	3,471	15,064
Charter Communications, Inc., Class A*	331	121,983
Comcast Corp., Class A	4,104	151,438
Electronic Arts, Inc.	700	101,164
EverQuote, Inc., Class A*	2,704	70,818
Fox Corp., Class A	5,641	319,280
Interpublic Group of Cos., Inc. (The)	2,556	69,421
Meta Platforms, Inc., Class A	3,552	2,047,231
Netflix, Inc.*	366	341,306
News Corp., Class A	12,321	335,378
Omnicom Group, Inc.	1,954	162,006
Spotify Technology SA (Luxembourg)*	111	61,053
TEGNA, Inc.	2,953	53,804
Vimeo, Inc.*	20,793	109,371
Walt Disney Co. (The)	4,192	413,750
Yelp, Inc.*	959	35,512
		6,229,156
Pharmaceuticals, Biotechnology & Life Sciences — 0.7%
Amneal Pharmaceuticals, Inc.*	161	1,349
Bio-Rad Laboratories, Inc., Class A*	58	14,127
Charles River Laboratories International, Inc.*	160	24,083
Elanco Animal Health, Inc.*	15,505	162,803
Fortrea Holdings, Inc.*	9,016	68,071
Gilead Sciences, Inc.	4,044	453,130
Harmony Biosciences Holdings, Inc.*	2,360	78,328
Illumina, Inc.*	530	42,050
Incyte Corp.*	952	57,644
Innoviva, Inc.*	728	13,199
IQVIA Holdings, Inc.*	2,366	417,126
Pacira BioSciences, Inc.*	1,604	39,859
Pfizer, Inc.	3,142	79,618
QIAGEN NV (Netherlands)	4,588	184,208
Repligen Corp.*	160	20,358

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Supernus Pharmaceuticals, Inc.*	2,405	$ 78,764
Viatris, Inc.	19,396	168,939
Waters Corp.*	430	158,485
		2,062,141
Semiconductors & Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc.*	804	82,603
Ambarella, Inc. (Cayman Islands)*	33	1,661
Broadcom, Inc.	3,766	630,541
Cirrus Logic, Inc.*	844	84,109
GLOBALFOUNDRIES, Inc. (Cayman Islands)*	2,418	89,248
Ichor Holdings Ltd. (Cayman Islands)*	1,695	38,324
NVIDIA Corp.	3,741	405,450
Photronics, Inc.*	1,164	24,165
Rambus, Inc.*	198	10,251
Semtech Corp.*	6,857	235,881
		1,602,233
Software & Services — 2.1%
Alarm.com Holdings, Inc.*	113	6,288
AvePoint, Inc.*	117	1,689
BlackLine, Inc.*	101	4,890
Cadence Design Systems, Inc.*	363	92,322
Clear Secure, Inc., Class A	4,579	118,642
Clearwater Analytics Holdings, Inc., Class A*	526	14,097
Crowdstrike Holdings, Inc., Class A*	29	10,225
DXC Technology Co.*	5,610	95,651
EPAM Systems, Inc.*	130	21,949
Fortinet, Inc.*	7,903	760,743
Gartner, Inc.*	188	78,911
Gen Digital, Inc.	8,861	235,171
Guidewire Software, Inc.*	421	78,879
Informatica, Inc., Class A*	3,172	55,351
Kyndryl Holdings, Inc.*	680	21,352
Microsoft Corp.	3,497	1,312,739
NCR Voyix Corp.*	3,208	31,278
Okta, Inc.*	211	22,201
Oracle Corp.	2,950	412,440
Palo Alto Networks, Inc.*	2,676	456,633
Pegasystems, Inc.	6,288	437,142
Q2 Holdings, Inc.*	3,615	289,236
Qualys, Inc.*	537	67,624
Salesforce, Inc.	264	70,847
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
ServiceNow, Inc.*	1,191	$ 948,203
Teradata Corp.*	907	20,389
Twilio, Inc., Class A*	6,237	610,665
VeriSign, Inc.*	358	90,885
Yext, Inc.*	2,717	16,737
		6,383,179
Technology Hardware & Equipment — 1.0%
Apple, Inc.	1,432	318,090
Bel Fuse, Inc., Class B	22	1,647
Benchmark Electronics, Inc.	321	12,208
CompoSecure, Inc., Class A	205	2,228
ePlus, Inc.*	1,000	61,030
F5, Inc.*	1,096	291,832
Fabrinet (Cayman Islands)*	28	5,530
Hewlett Packard Enterprise Co.	9,334	144,024
HP, Inc.	703	19,466
Itron, Inc.*	3,432	359,536
Jabil, Inc.	59	8,028
Knowles Corp.*	1,671	25,399
NetApp, Inc.	4,066	357,158
PAR Technology Corp.*	1,310	80,355
Plexus Corp.*	972	124,542
Rogers Corp.*	1,167	78,808
ScanSource, Inc.*	2,159	73,428
Seagate Technology Holdings PLC (Ireland)	4,445	377,603
TE Connectivity PLC (Ireland)	1,403	198,272
Teledyne Technologies, Inc.*	717	356,858
Western Digital Corp.*	4,317	174,536
		3,070,578
Telecommunication Services — 0.4%
AT&T, Inc.	8,752	247,506
Iridium Communications, Inc.	6,496	177,471
Lumen Technologies, Inc.*	34,571	135,518
T-Mobile US, Inc.	2,032	541,955
Verizon Communications, Inc.	2,530	114,761
		1,217,211
Transportation — 0.4%
CSX Corp.	642	18,894
Delta Air Lines, Inc.	1,538	67,057
FedEx Corp.	661	161,138
Golden Ocean Group Ltd. (Bermuda)	4,143	33,061
Matson, Inc.	380	48,705
SkyWest, Inc.*	2,727	238,258

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Uber Technologies, Inc.*	6,458	$ 470,530
Union Pacific Corp.	1,191	281,362
Werner Enterprises, Inc.	1,643	48,140
		1,367,145
Utilities — 0.4%
American Water Works Co., Inc.	130	19,178
Atmos Energy Corp.	88	13,603
Brookfield Renewable Corp. (Canada)	74	2,066
Constellation Energy Corp.	1,509	304,260
National Fuel Gas Co.	1,489	117,914
NRG Energy, Inc.	4,010	382,794
Vistra Corp.	2,167	254,492
		1,094,307
TOTAL COMMON STOCKS (Cost $49,270,983)		56,566,784
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES — 47.2%
Gotham 1000 Value ETF(a)(b)	3,040,000	70,113,040
Gotham Enhanced 500 ETF(a)(b)	2,398,000	73,738,500
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $121,367,410)		143,851,540
SHORT-TERM INVESTMENT — 19.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(c)	58,673,575	58,673,575
TOTAL SHORT-TERM INVESTMENT (Cost $58,673,575)		58,673,575

TOTAL INVESTMENTS - 85.1% (Cost $229,311,968)		259,091,899
OTHER ASSETS IN EXCESS OF LIABILITIES - 14.9%		45,186,178
NET ASSETS - 100.0%		$304,278,077

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
(b)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
(c)	Rate disclosed is the 7-day yield at March 31, 2025.
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
The portfolio matures between August 27, 2025 and January 22, 2030, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps, which represents 33.2% of net assets as of March 31, 2025:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Adient PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	15,570	$268,313	$200,230	$(64,345)
Aptiv PLC (Jersey)	USFF +0.250%	Weekly	MS	01/22/30	4,522	289,974	269,059	(16,894)
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	01/12/29	11,163	340,317	319,820	(11,682)
Ford Motor Co.	USFF +0.250%	Weekly	MS	07/16/29	79,038	816,574	792,751	(6,601)
Garrett Motion, Inc.	USFF +0.250%	Weekly	MS	01/22/30	293	2,433	2,452	281
General Motors Co.	USFF +0.250%	Weekly	MS	07/08/27	31,781	1,548,676	1,494,660	(24,647)
Gentex Corp.	USFF +0.250%	Weekly	MS	07/16/29	2,634	70,933	61,372	(8,305)
Gentherm, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,082	125,335	82,413	(41,054)
Goodyear Tire & Rubber Co. (The)	USFF +0.250%	Weekly	MS	01/22/30	3,014	27,850	27,849	593
LCI Industries	USFF +0.250%	Weekly	MS	01/12/29	3,562	378,470	311,426	(56,547)
Lear Corp.	USFF +0.250%	Weekly	MS	01/22/30	4,317	415,571	380,846	(29,062)
Magna International, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	8,198	313,497	278,650	(30,518)
Phinia, Inc.	USFF +0.250%	Weekly	MS	07/16/29	10,078	494,373	427,610	(58,939)
Visteon Corp.	USFF +0.250%	Weekly	MS	07/11/28	6,420	567,660	498,320	(61,687)
					183,672	5,659,976	5,147,458	(409,407)
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	01/12/29	5,171	587,452	759,413	187,254
Acuity, Inc.	USFF +0.250%	Weekly	MS	01/22/30	545	144,924	143,526	745
Alamo Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,867	351,289	332,718	(13,748)
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,331	1,099,862	1,089,818	4,465
Applied Industrial Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2	411	451	599
Argan, Inc.	USFF +0.250%	Weekly	MS	01/22/30	284	38,297	37,252	(314)
Armstrong World Industries, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,197	323,128	309,513	(9,012)
Astec Industries, Inc.	USFF +0.250%	Weekly	MS	01/22/30	545	19,472	18,775	(735)
Astronics Corp.	USFF +0.250%	Weekly	MS	01/22/30	1,557	39,146	37,633	(772)
Bloom Energy Corp., Class A	USFF +0.250%	Weekly	MS	01/22/30	7,599	179,554	149,396	(27,580)
Blue Bird Corp.	USFF +0.250%	Weekly	MS	07/11/28	9,137	343,826	295,765	(43,336)
Builders FirstSource, Inc.	USFF -0.250%	Weekly	MS	08/27/25	2,191	304,824	273,744	(26,865)
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	01/10/28	654	201,875	215,689	28,013
Chart Industries, Inc.	USFF +0.250%	Weekly	MS	07/16/29	542	72,209	78,243	7,207
Crane Co.	USFF +0.250%	Weekly	MS	07/08/27	1,406	235,634	215,371	(17,059)
Cummins, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,216	922,591	1,008,023	110,124
Deere & Co.	USFF +0.250%	Weekly	MS	01/12/29	1,237	507,905	580,586	83,976
DNOW, Inc.	USFF +0.250%	Weekly	MS	07/16/29	7,632	105,061	130,355	27,353
Douglas Dynamics, Inc.	USFF +0.250%	Weekly	MS	01/22/30	190	4,521	4,414	207
Dover Corp.	USFF +0.250%	Weekly	MS	01/12/29	4,999	931,694	878,224	(38,094)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,252	$993,523	$832,407	$(147,507)
Emerson Electric Co.	USFF +0.250%	Weekly	MS	07/16/29	9,294	1,092,287	1,018,994	(58,684)
Fortive Corp.	USFF +0.250%	Weekly	MS	01/22/30	7,210	542,685	527,628	(7,678)
Fortune Brands Innovations, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,132	74,088	68,916	(3,977)
Franklin Electric Co., Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,667	167,834	156,498	(8,999)
Gates Industrial Corp. PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/22/30	19,798	416,800	364,481	(46,639)
GE Vernova, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,234	194,261	376,716	185,546
Generac Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	8,884	1,347,164	1,125,159	(207,116)
General Dynamics Corp.	USFF +0.250%	Weekly	MS	07/16/29	7,001	1,808,344	1,908,333	125,522
General Electric Co.	USFF +0.250%	Weekly	MS	01/07/27	3,029	482,951	606,254	139,354
Gibraltar Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,902	176,852	170,231	(4,078)
Granite Construction, Inc.	USFF +0.250%	Weekly	MS	07/16/29	8,829	730,082	665,707	(54,981)
Griffon Corp.	USFF +0.250%	Weekly	MS	01/10/28	4,975	280,456	355,713	86,529
Hayward Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	42,034	618,514	585,113	(26,487)
Helios Technologies, Inc.	USFF +0.250%	Weekly	MS	07/06/26	3,267	149,199	104,838	(42,182)
Hexcel Corp.	USFF +0.250%	Weekly	MS	01/22/30	21,039	1,322,421	1,152,096	(153,675)
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,449	414,886	577,169	168,616
Hubbell, Inc.	USFF +0.250%	Weekly	MS	01/22/30	659	225,271	218,070	(4,018)
Hyster-Yale, Inc.	USFF +0.250%	Weekly	MS	01/22/30	191	8,546	7,934	(399)
IES Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	697	154,117	115,082	(36,791)
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,036	754,296	752,958	15,980
Intuitive Machines, Inc.	USFF +0.250%	Weekly	MS	01/22/30	100,040	703,664	745,298	49,563
JBT Marel Corp.	USFF +0.250%	Weekly	MS	01/22/30	2,748	346,124	335,806	(6,160)
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	34,719	2,749,905	2,781,339	78,874
Karat Packaging, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1	27	27	229
Kennametal, Inc.	USFF +0.250%	Weekly	MS	01/12/29	13,588	322,402	289,424	(27,666)
L3Harris Technologies, Inc.	USFF +0.250%	Weekly	MS	07/16/29	7,113	1,498,890	1,488,822	11,957
Lennox International, Inc.	USFF +0.250%	Weekly	MS	01/22/30	420	244,042	235,549	(4,587)
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	08/27/25	1,608	706,398	718,310	42,963
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,144	271,612	288,174	27,305
MasTec, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,053	320,066	356,316	40,970
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Mercury Systems, Inc.	USFF +0.250%	Weekly	MS	07/16/29	13,366	$585,914	$575,941	$(2,082)
MRC Global, Inc.	USFF +0.250%	Weekly	MS	07/16/29	8,763	106,877	100,599	(4,651)
MSC Industrial Direct Co., Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	2,101	163,542	163,185	2,287
Mueller Water Products, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	22,783	504,003	579,144	82,525
NEXTracker, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	10,298	375,416	433,958	63,720
NuScale Power Corp.	USFF +0.250%	Weekly	MS	07/16/29	2,644	30,008	37,439	8,052
Oshkosh Corp.	USFF +0.250%	Weekly	MS	01/22/30	8,914	909,957	838,629	(61,828)
Owens Corning	USFF +0.250%	Weekly	MS	01/22/30	445	65,129	63,555	(1,377)
Parker-Hannifin Corp.	USFF +0.250%	Weekly	MS	07/11/28	928	599,807	564,085	(26,343)
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	4,634	438,284	405,382	(26,624)
Powell Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,405	346,049	409,644	70,158
Power Solutions International, Inc.	USFF +0.250%	Weekly	MS	01/22/30	333	9,793	8,418	(1,018)
Preformed Line Products Co.	USFF +0.250%	Weekly	MS	01/22/30	8	1,157	1,121	208
Primoris Services Corp.	USFF +0.250%	Weekly	MS	07/16/29	13,951	994,423	800,927	(179,814)
Proto Labs, Inc.	USFF +0.250%	Weekly	MS	01/22/30	29	1,015	1,016	244
REV Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	10,518	340,626	332,369	(3,931)
Rocket Lab USA, Inc.	USFF +0.250%	Weekly	MS	07/16/29	38,282	329,322	684,482	359,696
Rockwell Automation, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,204	843,721	827,850	(9,546)
Sensata Technologies Holding PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/22/30	18,343	522,039	445,185	(69,798)
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,457	413,707	491,024	92,587
SPX Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,343	324,355	301,732	(18,153)
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,620	134,621	124,546	1,328
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,888	665,018	553,370	(102,722)
Textron, Inc.	USFF +0.250%	Weekly	MS	01/22/30	335	24,393	24,204	359
Toro Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	4,583	366,941	333,413	(29,065)
Trane Technologies PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	674	221,505	227,084	11,443
Tutor Perini Corp.	USFF +0.250%	Weekly	MS	01/12/29	10,484	243,895	243,019	2,543
United Rentals, Inc.	USFF +0.250%	Weekly	MS	01/22/30	100	61,539	62,670	2,165
V2X, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,112	103,506	103,594	1,671
Valmont Industries, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,145	654,896	612,119	(32,776)
Vertiv Holdings Co., Class A	USFF +0.250%	Weekly	MS	01/22/30	4,638	377,432	334,864	(41,788)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Vicor Corp.	USFF +0.250%	Weekly	MS	01/22/30	853	$44,959	$39,903	$(4,239)
Watsco, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,731	865,259	879,867	26,316
Watts Water Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	1,494	320,435	304,656	(11,333)
WESCO International, Inc.	USFF +0.250%	Weekly	MS	01/22/30	7,276	1,307,695	1,129,963	(160,403)
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	01/22/30	4,286	791,490	777,266	(3,644)
Worthington Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,606	221,024	230,715	14,815
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/06/26	663	632,860	654,931	35,753
Xylem, Inc.	USFF +0.250%	Weekly	MS	01/22/30	4,442	574,748	530,641	(37,435)
Zurn Elkay Water Solutions Corp.	USFF +0.250%	Weekly	MS	07/11/28	3,759	112,317	123,972	14,389
					604,753	41,161,059	40,844,753	365,901
Commercial & Professional Services
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	08/27/25	4,073	988,849	1,244,424	301,077
Booz Allen Hamilton Holding Corp.	USFF +0.250%	Weekly	MS	01/22/30	2,096	218,853	219,200	3,484
BrightView Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	242	2,968	3,107	(906)
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,409	303,296	341,626	44,421
Cintas Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,105	344,379	432,641	95,632
Copart, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,094	57,790	61,909	8,233
CSG Systems International, Inc.	USFF +0.250%	Weekly	MS	01/22/30	109	6,566	6,591	361
Driven Brands Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	23	396	394	233
Dun & Bradstreet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	9,879	90,642	88,318	(1,339)
Exponent, Inc.	USFF +0.250%	Weekly	MS	01/22/30	907	72,937	73,521	1,768
ICF International, Inc.	USFF +0.250%	Weekly	MS	01/05/26	3,529	393,783	299,859	(89,679)
Innodata, Inc.	USFF +0.250%	Weekly	MS	07/16/29	20,859	812,365	748,838	(52,675)
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,225	391,564	389,870	5,036
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,043	516,466	545,562	40,095
ManpowerGroup, Inc.	USFF -0.250%	Weekly	MS	07/16/29	6,346	354,055	367,306	18,107
OPENLANE, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,569	25,740	30,250	5,278
Pitney Bowes, Inc.	USFF +0.250%	Weekly	MS	07/16/29	31,097	288,010	281,428	(2,431)
Pursuit Attractions and Hospitality, Inc.	USFF +0.250%	Weekly	MS	01/22/30	916	34,431	32,417	(1,335)
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,023	425,256	489,890	72,811
Robert Half, Inc.	USFF +0.250%	Weekly	MS	01/22/30	4,449	258,495	242,693	(17,681)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Steelcase, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	6,645	$78,864	$72,829	$(2,653)
Tetra Tech, Inc.	USFF +0.250%	Weekly	MS	01/22/30	16,009	504,467	468,263	(31,093)
UniFirst Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,175	220,945	204,450	(13,553)
Upwork, Inc.	USFF +0.250%	Weekly	MS	07/16/29	69,670	1,060,069	909,193	(136,784)
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	5,153	445,955	502,160	64,095
Willdan Group, Inc.	USFF +0.250%	Weekly	MS	01/22/30	371	15,325	15,107	212
					199,016	7,912,466	8,071,846	310,714
Consumer Discretionary Distribution & Retail
Abercrombie & Fitch Co., Class A	USFF +0.250%	Weekly	MS	01/10/28	5,783	637,377	441,648	(187,165)
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/08/27	21,257	3,464,399	4,044,357	625,491
American Eagle Outfitters, Inc.	USFF +0.250%	Weekly	MS	01/22/30	5,256	61,582	61,075	527
AutoZone, Inc.	USFF +0.250%	Weekly	MS	01/22/30	22	80,165	83,881	5,502
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,623	189,673	170,489	(16,474)
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	08/27/25	637	42,338	46,890	13,223
Buckle, Inc. (The)	USFF +0.250%	Weekly	MS	01/22/30	2,261	84,066	86,642	(6,233)
CarMax, Inc.	USFF +0.250%	Weekly	MS	01/22/30	5,352	400,106	417,028	22,383
Carvana Co.	USFF +0.250%	Weekly	MS	07/11/28	2,993	507,344	625,776	135,416
eBay, Inc.	USFF +0.250%	Weekly	MS	08/27/25	11,276	557,330	763,723	234,880
Etsy, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,961	146,980	139,700	(8,922)
Five Below, Inc.	USFF +0.250%	Weekly	MS	07/16/29	11,770	1,019,305	881,867	(123,879)
Gap, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	13,389	265,201	275,947	19,590
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	2,483	951,574	909,995	(25,059)
LKQ Corp.	USFF +0.250%	Weekly	MS	07/16/29	9,047	339,984	384,859	52,492
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,916	685,256	680,099	8,916
Macy's, Inc.	USFF +0.250%	Weekly	MS	01/22/30	22,645	306,620	284,421	(18,928)
Nordstrom, Inc.	USFF +0.250%	Weekly	MS	01/22/30	11,313	275,074	276,603	7,809
Petco Health & Wellness Co., Inc.	USFF +0.250%	Weekly	MS	07/16/29	82,203	307,292	250,719	(52,325)
Pool Corp.	USFF +0.250%	Weekly	MS	01/07/27	1,844	605,414	587,037	(9,612)
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,727	223,522	220,693	1,406
Sally Beauty Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	23,946	247,257	216,232	(27,562)
Shoe Carnival, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,729	85,608	60,011	(24,914)
Signet Jewelers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/22/30	7,421	441,006	430,863	(4,147)
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	9,708	1,151,954	1,182,434	45,925
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,631	634,581	597,827	(28,227)
Urban Outfitters, Inc.	USFF +0.250%	Weekly	MS	01/22/30	20,940	1,102,994	1,097,256	8,914
Valvoline, Inc.	USFF +0.250%	Weekly	MS	01/22/30	12,493	475,159	434,881	(33,835)
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,539	563,951	559,516	4,032
					305,165	15,853,112	16,212,469	619,224
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF +0.250%	Weekly	MS	07/16/29	2,238	$143,555	$153,661	$12,449
Amer Sports, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/22/30	8,310	241,576	222,126	(16,062)
Champion Homes, Inc.	USFF +0.250%	Weekly	MS	01/22/30	4,556	462,315	431,727	(24,313)
Cricut, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	301	1,602	1,550	198
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	01/22/30	10,804	1,677,721	1,207,995	(447,557)
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/08/27	2,150	332,357	466,830	149,933
G-III Apparel Group Ltd.	USFF +0.250%	Weekly	MS	01/22/30	764	20,562	20,895	832
Hasbro, Inc.	USFF +0.250%	Weekly	MS	07/11/28	9,083	506,724	558,514	72,249
Kontoor Brands, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,686	313,238	236,383	(74,515)
Legacy Housing Corp.	USFF +0.250%	Weekly	MS	01/22/30	91	2,350	2,295	205
Leggett & Platt, Inc.	USFF +0.250%	Weekly	MS	01/22/30	11,932	105,555	94,382	(9,564)
Levi Strauss & Co., Class A	USFF +0.250%	Weekly	MS	01/22/30	3,982	71,177	62,079	(7,614)
Mattel, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,868	70,828	75,155	5,482
Mohawk Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,260	264,917	258,047	(3,177)
NIKE, Inc., Class B	USFF +0.250%	Weekly	MS	01/22/30	1,845	133,284	117,121	(12,012)
NVR, Inc.	USFF +0.250%	Weekly	MS	01/12/29	28	228,773	202,843	(22,710)
Peloton Interactive, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	113,934	643,805	720,063	84,771
PulteGroup, Inc.	USFF +0.250%	Weekly	MS	01/22/30	264	26,967	27,139	1,148
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,139	470,751	472,163	12,022
SharkNinja, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/22/30	345	29,839	28,776	(443)
Steven Madden Ltd.	USFF +0.250%	Weekly	MS	01/22/30	2,826	82,424	75,285	(5,964)
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,999	130,648	211,160	85,150
TopBuild Corp.	USFF +0.250%	Weekly	MS	07/11/28	343	106,228	104,598	(309)
VF Corp.	USFF +0.250%	Weekly	MS	01/22/30	5,461	89,145	84,755	(2,995)
Wolverine World Wide, Inc.	USFF +0.250%	Weekly	MS	07/16/29	38,264	856,934	532,252	(312,760)
YETI Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	12,846	469,372	425,203	(37,803)
					245,319	7,482,647	6,792,997	(553,359)
Consumer Services
ADT, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,859	17,852	23,272	9,695
Adtalem Global Education, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,641	153,551	165,150	13,836
Airbnb, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	3,507	435,861	418,946	(10,986)
BJ's Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,298	44,511	44,469	770
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	136	635,466	626,540	979
Brinker International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	9,244	1,422,284	1,377,818	(25,637)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Caesars Entertainment, Inc.	USFF +0.250%	Weekly	MS	07/16/29	13,979	$483,868	$349,475	$(128,206)
Carnival Corp. (Panama)	USFF +0.250%	Weekly	MS	07/16/29	35,719	825,688	697,592	(117,069)
Cheesecake Factory, Inc. (The)	USFF +0.250%	Weekly	MS	01/22/30	8,208	420,132	399,401	(16,155)
Churchill Downs, Inc.	USFF +0.250%	Weekly	MS	01/22/30	705	84,451	78,304	(6,540)
Cracker Barrel Old Country Store, Inc.	USFF +0.250%	Weekly	MS	01/22/30	6,123	248,366	237,695	(7,194)
DoorDash, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	3,439	652,529	628,546	(15,221)
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,487	436,643	418,065	(13,641)
Frontdoor, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,859	59,169	71,423	13,476
Golden Entertainment, Inc.	USFF +0.250%	Weekly	MS	01/22/30	907	25,564	23,936	(1,065)
Graham Holdings Co., Class B	USFF +0.250%	Weekly	MS	01/22/30	161	152,502	154,698	4,420
Las Vegas Sands Corp.	USFF +0.250%	Weekly	MS	01/22/30	3,355	133,863	129,604	(2,280)
Life Time Group Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	11,318	255,824	341,804	89,554
McDonald's Corp.	USFF +0.250%	Weekly	MS	08/27/25	4,538	1,292,243	1,417,535	167,004
Red Rock Resorts, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	5,691	276,706	246,819	(26,363)
Royal Caribbean Cruises Ltd. (Liberia)	USFF +0.250%	Weekly	MS	01/22/30	1,467	374,009	301,380	(67,508)
Rush Street Interactive, Inc.	USFF +0.250%	Weekly	MS	01/12/29	40,461	408,728	433,742	29,730
Strategic Education, Inc.	USFF +0.250%	Weekly	MS	01/12/29	748	74,302	62,802	(9,387)
Stride, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,550	329,618	322,575	(2,504)
Texas Roadhouse, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,041	182,171	173,462	(5,490)
Universal Technical Institute, Inc.	USFF +0.250%	Weekly	MS	01/22/30	6,269	170,930	160,988	(7,478)
Vail Resorts, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,418	550,480	546,948	(224)
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	01/12/29	5,959	522,616	497,577	(19,205)
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,660	619,675	733,298	128,770
					183,747	11,289,602	11,083,864	(23,919)
Consumer Staples Distribution & Retail
Chefs' Warehouse, Inc. (The)	USFF +0.250%	Weekly	MS	01/22/30	1,452	78,032	79,076	2,294
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	07/06/26	1,707	1,626,528	1,614,446	21,117
Dollar General Corp.	USFF +0.250%	Weekly	MS	07/16/29	4,180	311,093	367,547	63,034
Dollar Tree, Inc.	USFF +0.250%	Weekly	MS	07/16/29	10,509	745,179	788,911	53,705
Kroger Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	7,197	451,249	487,165	42,313
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail — (continued)
Sysco Corp.	USFF +0.250%	Weekly	MS	07/11/28	8,547	$621,731	$641,367	$30,465
Target Corp.	USFF +0.250%	Weekly	MS	07/11/28	17,008	2,139,584	1,774,955	(320,118)
United Natural Foods, Inc.	USFF +0.250%	Weekly	MS	07/16/29	23,618	628,954	646,897	26,397
US Foods Holding Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,212	83,066	79,338	(2,413)
Walmart, Inc.	USFF +0.250%	Weekly	MS	01/12/29	9,899	691,789	869,033	192,814
					85,329	7,377,205	7,348,735	109,608
Energy
Antero Resources Corp.	USFF +0.250%	Weekly	MS	01/22/30	11,622	413,432	469,994	64,592
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/08/27	7,590	307,426	333,581	34,149
Cactus, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	1,690	97,348	77,453	(18,447)
Cameco Corp. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	13,380	561,030	550,721	(3,514)
Canadian Natural Resources Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	3,098	81,543	95,418	27,543
Centrus Energy Corp., Class A	USFF +0.250%	Weekly	MS	01/22/30	13,797	1,052,534	858,311	(180,230)
ChampionX Corp.	USFF +0.250%	Weekly	MS	07/16/29	3,832	102,319	114,194	15,281
Chevron Corp.	USFF +0.250%	Weekly	MS	01/12/29	22,679	3,447,636	3,793,970	429,239
CNX Resources Corp.	USFF +0.250%	Weekly	MS	01/22/30	2,974	83,307	93,622	13,133
Core Natural Resources, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,834	190,733	141,401	(53,667)
Coterra Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	26,215	670,305	757,613	102,494
CVR Energy, Inc.	USFF +0.250%	Weekly	MS	01/22/30	22,978	447,111	445,773	622
Dorian LPG Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/10/28	4,015	139,990	89,695	(12,981)
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	01/12/29	15,174	1,898,074	1,945,914	76,134
Halliburton Co.	USFF +0.250%	Weekly	MS	01/22/30	7,181	181,912	182,182	5,248
Helix Energy Solutions Group, Inc.	USFF +0.250%	Weekly	MS	01/22/30	14,455	120,621	120,121	1,307
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	01/12/29	39,217	955,063	1,118,861	198,068
Magnolia Oil & Gas Corp., Class A	USFF +0.250%	Weekly	MS	01/22/30	24,149	566,670	610,004	51,027
Marathon Petroleum Corp.	USFF +0.250%	Weekly	MS	01/22/30	715	102,562	104,168	3,658
Murphy Oil Corp.	USFF +0.250%	Weekly	MS	08/27/25	7,144	228,913	202,890	(16,883)
Nordic American Tankers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/22/30	10,950	28,207	26,937	(672)
Northern Oil & Gas, Inc.	USFF +0.250%	Weekly	MS	07/16/29	24,236	905,273	732,654	(156,549)
NOV, Inc.	USFF +0.250%	Weekly	MS	01/22/30	62,800	963,979	955,816	3,360
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Oceaneering International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	9,756	$246,098	$212,778	$(30,534)
Ovintiv, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,201	83,940	94,203	29,617
Schlumberger NV (Curacao)	USFF +0.250%	Weekly	MS	07/16/29	12,587	485,784	526,137	48,627
Suncor Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	28,140	1,065,515	1,089,581	35,875
TC Energy Corp. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	35,579	1,617,094	1,679,685	83,810
TechnipFMC PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/08/27	9,527	253,393	301,911	57,649
Texas Pacific Land Corp.	USFF +0.250%	Weekly	MS	01/22/30	838	1,134,032	1,110,342	(8,632)
Tidewater, Inc.	USFF +0.250%	Weekly	MS	07/16/29	7,742	336,944	327,254	(5,054)
Transocean Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/16/29	363,300	1,219,388	1,151,661	(51,552)
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/16/29	6,067	815,235	801,269	(322)
Vermilion Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	12,721	116,699	103,040	(11,283)
Weatherford International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	4,800	303,489	257,040	(42,125)
					834,983	21,223,599	21,476,194	688,988
Financial Services
Affirm Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	10,101	485,955	456,464	(24,118)
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	08/27/25	2,916	783,653	1,553,003	779,828
Blackrock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	185	127,065	175,099	50,868
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	614	104,652	138,942	43,487
CME Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,611	521,036	692,672	206,488
Coinbase Global, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	9,940	1,833,024	1,711,966	(96,858)
Corpay, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,634	852,308	918,528	77,574
Euronet Worldwide, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,205	215,010	235,604	24,315
FactSet Research Systems, Inc.	USFF +0.250%	Weekly	MS	07/16/29	217	96,830	98,657	2,479
Fiserv, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,881	1,107,069	1,519,531	427,168
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	9,737	220,026	187,437	(1,749)
Global Payments, Inc.	USFF +0.250%	Weekly	MS	07/16/29	7,917	851,703	775,233	(64,823)
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,398	726,869	758,655	45,163
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	961	506,294	526,743	28,692
Moody's Corp.	USFF +0.250%	Weekly	MS	01/22/30	667	298,679	310,615	16,082
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	07/16/29	8,546	654,487	648,300	3,952
Payoneer Global, Inc.	USFF +0.250%	Weekly	MS	01/12/29	13,714	75,584	100,249	25,883
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	24,068	$1,696,747	$1,570,437	$(103,893)
Remitly Global, Inc.	USFF +0.250%	Weekly	MS	01/22/30	9,398	197,560	195,478	731
S&P Global, Inc.	USFF +0.250%	Weekly	MS	07/16/29	767	380,773	389,713	14,825
Sezzle, Inc.	USFF +0.250%	Weekly	MS	07/16/29	19,268	779,459	672,261	(96,776)
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,462	262,668	226,184	(2,127)
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	3,366	1,176,074	1,179,648	19,486
					143,573	13,953,525	15,041,419	1,376,677
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	08/27/25	17,881	857,912	1,073,218	330,759
Boston Beer Co., Inc. (The), Class A	USFF +0.250%	Weekly	MS	07/16/29	417	101,371	99,596	(494)
Brown-Forman Corp., Class B	USFF +0.250%	Weekly	MS	07/16/29	6,002	207,377	203,708	(728)
Cal-Maine Foods, Inc.	USFF +0.250%	Weekly	MS	01/22/30	6,980	605,292	634,482	25,918
Celsius Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	6,135	155,008	218,529	91,742
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	08/27/25	4,805	285,192	344,134	104,417
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	25,020	677,750	667,283	6,126
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	2,237	465,895	410,534	(48,190)
Darling Ingredients, Inc.	USFF +0.250%	Weekly	MS	01/22/30	20,298	609,938	634,110	32,377
Dole PLC (Ireland)	USFF +0.250%	Weekly	MS	01/22/30	3,055	44,104	44,145	846
Fresh Del Monte Produce, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/22/30	2,894	87,471	89,222	3,124
General Mills, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,987	373,789	357,963	(10,287)
Hershey Co. (The)	USFF +0.250%	Weekly	MS	01/22/30	2,657	408,493	454,427	52,283
Ingredion, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,921	474,983	530,158	65,219
J M Smucker Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	6,298	706,964	745,746	48,453
Kellanova	USFF +0.250%	Weekly	MS	01/12/29	6,919	415,720	570,748	172,660
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/12/29	25,432	848,616	870,283	37,718
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	21,309	686,206	648,433	(24,759)
Lancaster Colony Corp.	USFF +0.250%	Weekly	MS	01/22/30	392	69,061	68,600	671
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	01/10/28	2,923	164,361	177,923	20,694
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	07/16/29	10,470	1,509,898	1,569,872	87,124
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,909	342,411	461,746	131,558
Pilgrim's Pride Corp.	USFF +0.250%	Weekly	MS	07/16/29	13,141	621,154	716,316	104,896
Post Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	4,188	477,642	487,316	16,149
Primo Brands Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,849	32,848	65,621	35,218
Seneca Foods Corp., Class A	USFF +0.250%	Weekly	MS	01/22/30	17	1,470	1,514	292
Tootsie Roll Industries, Inc.	USFF +0.250%	Weekly	MS	01/22/30	243	7,638	7,650	341
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	10,863	$657,778	$693,168	$54,064
Utz Brands, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,331	58,888	60,980	3,356
Vita Coco Co., Inc. (The)	USFF +0.250%	Weekly	MS	01/12/29	4,559	112,745	139,733	29,950
WK Kellogg Co.	USFF +0.250%	Weekly	MS	07/16/29	5,148	85,225	102,600	19,806
					229,280	12,153,200	13,149,758	1,391,303
Health Care Equipment & Services
Alcon AG (Switzerland)	USFF +0.250%	Weekly	MS	01/22/30	4,213	381,973	399,940	22,227
Align Technology, Inc.	USFF +0.250%	Weekly	MS	01/22/30	9,586	1,735,398	1,522,832	(189,643)
Alignment Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/22/30	11,790	206,264	219,530	16,192
Amedisys, Inc.	USFF +0.250%	Weekly	MS	01/22/30	803	74,222	74,382	1,361
Avanos Medical, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,365	99,184	76,880	(20,778)
Baxter International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	58,097	1,971,282	1,988,660	43,386
Bioventus, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	446	4,311	4,081	55
Boston Scientific Corp.	USFF +0.250%	Weekly	MS	01/22/30	4,875	476,677	491,790	21,576
Butterfly Network, Inc.	USFF +0.250%	Weekly	MS	07/16/29	27,872	93,930	63,548	(29,831)
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,635	592,598	732,767	151,579
Centene Corp.	USFF +0.250%	Weekly	MS	01/10/28	9,563	599,279	580,570	(10,643)
Cigna Group (The)	USFF +0.250%	Weekly	MS	07/16/29	2,141	598,109	704,389	123,776
CVS Health Corp.	USFF +0.250%	Weekly	MS	07/16/29	10,608	505,018	718,692	220,507
DaVita, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,377	332,046	363,610	36,135
DENTSPLY SIRONA, Inc.	USFF +0.250%	Weekly	MS	01/22/30	9,202	147,476	137,478	(7,781)
Dexcom, Inc.	USFF +0.250%	Weekly	MS	01/22/30	11,048	786,032	754,468	(21,056)
Doximity, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	693	40,887	40,215	92
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,659	1,512,007	1,591,519	105,100
Envista Holdings Corp.	USFF +0.250%	Weekly	MS	01/12/29	51,443	955,877	887,906	(55,242)
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	10,052	761,310	811,297	61,072
GeneDx Holdings Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,011	98,189	178,104	83,208
Globus Medical, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	18,243	1,433,510	1,335,388	(79,148)
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,153	326,520	398,419	80,241
Henry Schein, Inc.	USFF +0.250%	Weekly	MS	01/22/30	20,845	1,487,423	1,427,674	(40,069)
Hologic, Inc.	USFF +0.250%	Weekly	MS	01/12/29	14,751	1,073,803	911,169	(149,995)
ICU Medical, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,691	259,379	234,812	(22,363)
Intuitive Surgical, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,460	765,940	723,094	(32,601)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Labcorp Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,184	$756,262	$741,044	$(6,685)
LifeStance Health Group, Inc.	USFF +0.250%	Weekly	MS	01/22/30	9,052	64,700	60,286	(3,339)
LivaNova PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/16/29	7,776	363,641	305,441	(53,402)
Masimo Corp.	USFF +0.250%	Weekly	MS	01/22/30	7,171	1,242,196	1,194,689	(31,034)
McKesson Corp.	USFF +0.250%	Weekly	MS	01/12/29	75	38,528	50,474	13,335
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	01/22/30	3,835	340,077	344,613	14,644
Omnicell, Inc.	USFF +0.250%	Weekly	MS	01/12/29	8,849	302,793	309,361	10,757
Pediatrix Medical Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	14,794	199,113	214,365	18,085
Phreesia, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,117	47,000	54,111	7,914
ResMed, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,836	353,198	410,989	67,057
Select Medical Holdings Corp.	USFF +0.250%	Weekly	MS	07/16/29	22,388	416,872	373,880	(37,311)
Solventum Corp.	USFF +0.250%	Weekly	MS	01/12/29	856	41,447	65,090	24,601
Stryker Corp.	USFF +0.250%	Weekly	MS	01/22/30	1,452	562,510	540,507	(14,065)
Teleflex, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,626	270,143	224,697	(43,497)
Tenet Healthcare Corp.	USFF +0.250%	Weekly	MS	01/12/29	269	29,484	36,181	7,311
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	01/12/29	9,075	1,573,511	1,705,192	153,392
					390,977	23,920,119	24,004,134	435,120
Household & Personal Products
BellRing Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,530	77,129	113,924	38,032
Central Garden & Pet Co., Class A	USFF +0.250%	Weekly	MS	07/16/29	4,638	143,754	151,802	10,157
Church & Dwight Co., Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,386	248,190	262,675	19,243
Clorox Co. (The)	USFF +0.250%	Weekly	MS	01/22/30	2,022	294,361	297,740	7,282
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/11/28	9,735	836,417	912,169	99,543
Coty, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	63,147	357,955	345,414	(7,964)
Energizer Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,227	77,130	66,632	(9,339)
Estee Lauder Cos., Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/22/30	7,382	508,866	487,212	(12,792)
Honest Co., Inc. (The)	USFF +0.250%	Weekly	MS	07/16/29	54,836	343,226	257,729	(83,079)
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/08/27	7,353	939,210	1,045,744	153,356
Oddity Tech Ltd., Class A (Israel)	USFF +0.250%	Weekly	MS	01/12/29	2,815	95,361	121,777	27,892
Oil-Dri Corp. of America	USFF +0.250%	Weekly	MS	01/22/30	40	1,879	1,837	211
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Household & Personal Products — (continued)
Olaplex Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,711	$2,263	$2,173	$168
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	4,992	841,550	850,737	22,140
					164,814	4,767,291	4,917,565	264,850
Materials
Agnico Eagle Mines Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	3,888	373,719	421,498	61,753
Alcoa Corp.	USFF +0.250%	Weekly	MS	07/16/29	20,203	695,475	616,192	(69,959)
Alpha Metallurgical Resources, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,657	1,295,683	833,789	(444,721)
AptarGroup, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,935	288,781	287,115	2,718
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,063	606,310	545,122	(50,021)
Avient Corp.	USFF +0.250%	Weekly	MS	07/16/29	4,912	211,665	182,530	(22,517)
Ball Corp.	USFF +0.250%	Weekly	MS	07/08/27	9,724	540,033	506,329	(17,820)
Cabot Corp.	USFF +0.250%	Weekly	MS	01/12/29	8,059	722,809	670,025	(42,557)
Carpenter Technology Corp.	USFF +0.250%	Weekly	MS	07/11/28	506	89,240	91,677	4,482
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	16,186	1,292,988	1,264,936	(16,912)
Commercial Metals Co.	USFF +0.250%	Weekly	MS	07/16/29	5,456	265,818	251,031	(11,939)
Corteva, Inc.	USFF +0.250%	Weekly	MS	01/22/30	13,045	823,289	820,922	8,363
Crown Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	928	67,392	82,833	18,448
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	01/12/29	12,132	974,893	906,018	(45,212)
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	07/11/28	9,631	915,456	848,587	(51,126)
Ecolab, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2	463	507	1,277
Element Solutions, Inc.	USFF +0.250%	Weekly	MS	07/16/29	15,796	401,460	357,148	(38,659)
FMC Corp.	USFF +0.250%	Weekly	MS	01/07/27	20,002	1,010,107	843,884	(152,269)
Fortuna Mining Corp. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	69,305	303,667	422,761	124,285
Ingevity Corp.	USFF +0.250%	Weekly	MS	07/16/29	4,111	179,717	162,754	(14,383)
Innospec, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,069	112,769	101,288	(8,803)
International Flavors & Fragrances, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,232	338,986	328,446	(5,671)
International Paper Co.	USFF +0.250%	Weekly	MS	01/10/28	11,357	530,008	605,896	92,812
Kinross Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	19,186	208,883	241,935	42,064
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	08/27/25	2,015	823,117	938,265	140,069
Louisiana-Pacific Corp.	USFF +0.250%	Weekly	MS	01/12/29	869	75,534	79,931	6,197
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	07/16/29	18,214	1,406,946	1,282,266	(89,800)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Minerals Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,099	$72,213	$69,863	$(817)
New Gold, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	219,758	570,435	815,302	254,518
NewMarket Corp.	USFF +0.250%	Weekly	MS	01/07/27	370	185,495	209,587	28,742
Newmont Corp.	USFF +0.250%	Weekly	MS	07/16/29	25,908	1,089,808	1,250,838	184,920
Nucor Corp.	USFF +0.250%	Weekly	MS	01/22/30	1,473	190,289	177,261	(11,146)
Orla Mining Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	236	2,190	2,207	274
Pactiv Evergreen, Inc.	USFF +0.250%	Weekly	MS	01/22/30	5,468	97,855	98,479	2,132
Pan American Silver Corp. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	16,397	402,255	423,535	26,769
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,121	729,517	669,331	(49,075)
Quaker Chemical Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,169	196,852	144,500	(48,322)
Royal Gold, Inc.	USFF +0.250%	Weekly	MS	07/16/29	763	100,967	124,758	28,833
Silgan Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,096	54,195	56,028	3,841
Southern Copper Corp.	USFF +0.250%	Weekly	MS	07/16/29	6,349	579,106	593,378	22,513
Stepan Co.	USFF +0.250%	Weekly	MS	01/22/30	959	56,955	52,783	(3,591)
SunCoke Energy, Inc.	USFF +0.250%	Weekly	MS	07/16/29	12,569	136,863	115,635	(19,350)
Teck Resources Ltd., Class B (Canada)	USFF +0.250%	Weekly	MS	07/16/29	7,700	310,052	280,511	(24,879)
United States Lime & Minerals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,326	248,225	205,572	(39,178)
Wheaton Precious Metals Corp. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	4,739	359,479	367,889	13,340
					596,983	19,937,959	19,351,142	(210,377)
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	08/27/25	19,310	3,026,836	2,986,098	6,568
Bumble, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	74,589	563,662	323,716	(235,375)
Cable One, Inc.	USFF +0.250%	Weekly	MS	07/16/29	689	199,351	183,116	(14,931)
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	280	71,912	103,188	32,446
Cinemark Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	9,258	258,147	230,432	(26,649)
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	28,505	1,044,658	1,051,834	36,777
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,640	579,016	670,573	102,008
EverQuote, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	10,879	240,077	284,921	48,213
Fox Corp., Class A	USFF +0.250%	Weekly	MS	01/12/29	6,478	261,964	366,655	109,225
Getty Images Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,547	3,182	2,676	(235)
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	08/27/25	2,789	77,914	75,749	14,661
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Madison Square Garden Entertainment Corp.	USFF +0.250%	Weekly	MS	01/22/30	2,126	$77,020	$69,605	$(6,491)
Match Group, Inc.	USFF +0.250%	Weekly	MS	01/22/30	6,728	211,443	209,914	1,465
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	6,017	3,048,377	3,467,958	467,036
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	953	732,724	888,701	165,788
News Corp., Class A	USFF +0.250%	Weekly	MS	08/27/25	11,682	303,334	317,984	19,793
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	7,117	616,744	590,070	(11,485)
Roku, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,627	137,397	114,606	(28,739)
Shutterstock, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,905	36,060	35,490	131
Spotify Technology SA (Luxembourg)	USFF +0.250%	Weekly	MS	01/12/29	688	319,469	378,421	63,358
TEGNA, Inc.	USFF +0.250%	Weekly	MS	07/16/29	11,885	216,589	216,545	3,545
Vimeo, Inc.	USFF +0.250%	Weekly	MS	01/10/28	17,635	68,157	92,760	25,841
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	8,174	761,312	806,774	55,129
Warner Bros Discovery, Inc.	USFF +0.250%	Weekly	MS	01/22/30	67,387	705,894	723,063	24,612
Yelp, Inc.	USFF +0.250%	Weekly	MS	07/16/29	799	26,696	29,587	3,816
Ziff Davis, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,399	141,559	127,734	(11,744)
					307,086	13,729,494	14,348,170	844,763
Pharmaceuticals, Biotechnology & Life Sciences
ADMA Biologics, Inc.	USFF +0.250%	Weekly	MS	07/16/29	36,185	580,711	717,910	149,003
Alkermes PLC (Ireland)	USFF +0.250%	Weekly	MS	01/22/30	19,840	686,957	655,117	(22,628)
Amgen, Inc.	USFF +0.250%	Weekly	MS	01/22/30	281	86,179	87,546	4,262
Amneal Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	14,412	116,717	120,773	5,802
ARS Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,342	17,675	16,882	(332)
Aurinia Pharmaceuticals, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	2,102	17,039	16,900	313
BioMarin Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	01/22/30	880	60,549	62,207	3,249
Bio-Rad Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,776	521,970	432,563	(82,353)
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	01/12/29	7,394	325,395	450,960	138,530
Charles River Laboratories International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,978	1,172,871	1,050,329	(106,976)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Dynavax Technologies Corp.	USFF +0.250%	Weekly	MS	01/22/30	6,423	$89,277	$83,306	$(4,574)
Elanco Animal Health, Inc.	USFF +0.250%	Weekly	MS	01/12/29	59,068	743,756	620,214	(113,587)
Exelixis, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,157	70,265	79,636	10,520
Fortrea Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	37,947	702,392	286,500	(406,478)
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,147	334,902	576,721	262,801
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,446	64,510	81,183	17,746
Illumina, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,998	755,296	475,881	(269,309)
Incyte Corp.	USFF +0.250%	Weekly	MS	01/12/29	8,980	538,394	543,739	12,615
Innoviva, Inc.	USFF +0.250%	Weekly	MS	07/16/29	8,529	152,166	154,631	4,684
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,800	592,288	493,640	(90,674)
Jazz Pharmaceuticals PLC (Ireland)	USFF +0.250%	Weekly	MS	01/22/30	10,177	1,403,021	1,263,475	(120,971)
Johnson & Johnson	USFF +0.250%	Weekly	MS	01/22/30	5,034	820,978	834,839	98,742
Krystal Biotech, Inc.	USFF +0.250%	Weekly	MS	01/22/30	592	103,601	106,738	4,721
Ligand Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,038	115,018	109,135	(4,150)
MannKind Corp.	USFF +0.250%	Weekly	MS	01/22/30	3,051	15,592	15,347	122
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	49,241	4,598,826	4,419,872	(95,629)
Mesa Laboratories, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3	355	356	234
Niagen Bioscience, Inc.	USFF +0.250%	Weekly	MS	01/22/30	234	1,704	1,615	163
Pacira BioSciences, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,415	19,526	35,163	16,121
Pfizer, Inc.	USFF +0.250%	Weekly	MS	07/16/29	96,171	2,468,634	2,436,973	1,585
QIAGEN NV (Netherlands)	USFF +0.250%	Weekly	MS	01/12/29	5,525	244,954	221,829	(20,389)
Regeneron Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,942	2,620,973	2,500,135	(86,335)
Repligen Corp.	USFF +0.250%	Weekly	MS	01/12/29	4,774	705,604	607,444	(88,704)
Supernus Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,891	126,796	127,430	2,449
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,720	958,797	855,872	(89,580)
United Therapeutics Corp.	USFF +0.250%	Weekly	MS	01/22/30	1,370	424,521	422,330	3,590
Viatris, Inc.	USFF +0.250%	Weekly	MS	07/16/29	69,961	822,321	609,360	(199,852)
Waters Corp.	USFF +0.250%	Weekly	MS	01/12/29	453	140,508	166,962	28,521
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Xeris Biopharma Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,952	$11,041	$10,716	$49
Zoetis, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,353	367,180	387,421	25,402
					493,582	23,599,259	22,139,650	(1,011,297)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	07/11/28	14,740	1,592,426	1,514,388	(61,542)
Ambarella, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/16/29	3,025	213,883	152,248	(64,180)
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	01/22/30	4,642	697,804	673,647	3,554
Axcelis Technologies, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,284	157,401	113,446	(41,667)
Broadcom, Inc.	USFF +0.250%	Weekly	MS	08/27/25	30,830	5,431,121	5,161,867	(160,248)
Cirrus Logic, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,743	249,266	273,354	27,577
Credo Technology Group Holding Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/12/29	3,255	80,219	130,721	51,780
FormFactor, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,521	122,496	99,609	(21,056)
GLOBALFOUNDRIES, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/16/29	15,582	607,694	575,132	(24,386)
Ichor Holdings Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/12/29	2,526	74,320	57,113	(16,062)
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	11,217	820,060	815,476	8,345
MACOM Technology Solutions Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	736	89,965	73,880	(14,679)
Marvell Technology, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,240	161,241	137,917	(30,408)
Microchip Technology, Inc.	USFF +0.250%	Weekly	MS	01/22/30	5,651	297,912	273,565	(20,181)
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	07/16/29	22,033	2,165,581	1,914,447	(221,672)
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,323	885,924	767,314	(101,720)
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	40,354	4,586,317	4,373,567	(151,798)
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	01/22/30	2,811	553,255	534,259	5,748
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	07/16/29	16,467	902,816	670,042	(220,739)
Photronics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	10,964	193,865	227,613	36,512
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	01/10/28	24,919	3,818,419	3,827,808	102,383
Rambus, Inc.	USFF +0.250%	Weekly	MS	07/16/29	612	23,514	31,686	8,709
Semtech Corp.	USFF +0.250%	Weekly	MS	01/12/29	37,883	1,643,439	1,303,175	(318,544)
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,175	243,313	205,200	(31,814)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Teradyne, Inc.	USFF +0.250%	Weekly	MS	01/22/30	13,734	$1,208,360	$1,134,428	$(57,901)
Universal Display Corp.	USFF +0.250%	Weekly	MS	01/22/30	132	18,308	18,411	1,442
					277,399	26,838,919	25,060,313	(1,312,547)
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	3,584	1,162,758	1,118,351	(23,844)
ACI Worldwide, Inc.	USFF +0.250%	Weekly	MS	07/16/29	19,296	1,021,978	1,055,684	47,102
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,417	2,580,753	2,461,112	(85,664)
Alarm.com Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	11,800	668,100	656,670	(2,464)
Appian Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	4,285	142,704	123,451	(17,314)
ASGN, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,044	171,711	128,813	(40,424)
AvePoint, Inc.	USFF +0.250%	Weekly	MS	07/16/29	20,851	330,957	301,088	(25,704)
BlackBerry Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	85,839	342,325	323,613	(17,607)
BlackLine, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,346	108,879	113,593	6,354
Cadence Design Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,930	1,031,775	999,517	(21,561)
Clear Secure, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	5,734	107,491	148,568	44,865
Clearwater Analytics Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	28,512	794,642	764,122	(19,900)
Crowdstrike Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	3,851	1,366,640	1,357,786	4,477
Daily Journal Corp.	USFF +0.250%	Weekly	MS	01/22/30	3	1,182	1,193	255
Docebo, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	5	144	144	230
Docusign, Inc.	USFF +0.250%	Weekly	MS	07/16/29	16,061	1,393,367	1,307,365	(67,551)
DXC Technology Co.	USFF +0.250%	Weekly	MS	01/12/29	23,587	466,499	402,158	(58,011)
Dynatrace, Inc.	USFF +0.250%	Weekly	MS	01/22/30	474	22,346	22,349	524
Elastic NV (Netherlands)	USFF +0.250%	Weekly	MS	07/16/29	1,391	143,175	123,938	(19,973)
EPAM Systems, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,020	699,329	509,897	(180,058)
Fair Isaac Corp.	USFF +0.250%	Weekly	MS	01/22/30	305	562,276	562,469	7,084
Fortinet, Inc.	USFF +0.250%	Weekly	MS	08/27/25	12,689	900,185	1,221,443	333,258
Gartner, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,411	662,488	592,253	(61,342)
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	01/10/28	30,963	748,383	821,758	92,612
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	3,950	715,207	711,553	5,275
Guidewire Software, Inc.	USFF +0.250%	Weekly	MS	07/11/28	932	116,391	174,620	69,619
I3 Verticals, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	1,688	43,915	41,643	(1,469)
Informatica, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	6,954	169,477	121,347	(45,685)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
InterDigital, Inc.	USFF -0.250%	Weekly	MS	07/08/27	5,630	$1,178,171	$1,164,002	$1,468
International Business Machines Corp.	USFF +0.250%	Weekly	MS	01/22/30	3,585	810,797	891,446	91,857
Kyndryl Holdings, Inc.	USFF +0.250%	Weekly	MS	07/06/26	17,547	688,129	550,976	(127,925)
LiveRamp Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	4,835	129,909	126,387	(1,594)
Microsoft Corp.	USFF +0.250%	Weekly	MS	08/27/25	3,573	1,192,333	1,341,268	192,881
NCR Voyix Corp.	USFF +0.250%	Weekly	MS	07/08/27	16,733	215,427	163,147	(51,137)
NextNav, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,510	44,942	42,717	(1,409)
Nutanix, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	4,789	325,687	334,320	12,781
Okta, Inc.	USFF +0.250%	Weekly	MS	07/16/29	17,504	1,839,804	1,841,771	22,356
OneSpan, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,055	49,774	46,589	(2,305)
Oracle Corp.	USFF +0.250%	Weekly	MS	08/27/25	6,744	921,399	942,879	65,057
Palantir Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	23,439	1,790,593	1,978,252	211,303
Palo Alto Networks, Inc.	USFF +0.250%	Weekly	MS	01/10/28	8,667	1,512,746	1,478,937	(13,798)
Pegasystems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,724	352,066	397,932	51,119
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,211	135,940	256,912	124,565
Qualys, Inc.	USFF +0.250%	Weekly	MS	07/16/29	742	91,210	93,440	3,654
Rubrik, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	4,036	278,780	246,115	(31,044)
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,205	1,651,178	1,665,174	38,823
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	08/27/25	2,472	2,088,649	1,968,058	(93,049)
Teradata Corp.	USFF +0.250%	Weekly	MS	07/16/29	4,460	116,838	100,261	(15,120)
Twilio, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	5,917	357,292	579,333	226,943
Verint Systems, Inc.	USFF +0.250%	Weekly	MS	01/22/30	164	3,019	2,927	177
VeriSign, Inc.	USFF +0.250%	Weekly	MS	07/06/26	526	105,072	133,536	30,067
Workday, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	2,862	680,036	668,363	(2,551)
Yext, Inc.	USFF +0.250%	Weekly	MS	07/08/27	11,244	71,293	69,263	(868)
Zoom Communications, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,228	163,192	164,360	3,531
					471,324	33,269,353	33,414,863	658,866
Technology Hardware & Equipment
ADTRAN Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	8,046	75,825	70,161	(4,443)
Apple, Inc.	USFF +0.250%	Weekly	MS	08/27/25	21,683	4,522,567	4,816,445	387,425
Arista Networks, Inc.	USFF +0.250%	Weekly	MS	07/16/29	33,257	2,996,909	2,576,752	(380,738)
Avnet, Inc.	USFF +0.250%	Weekly	MS	01/22/30	4,013	203,641	192,985	(7,764)
Bel Fuse, Inc., Class B	USFF +0.250%	Weekly	MS	07/11/28	205	12,887	15,346	3,453
Benchmark Electronics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,766	194,634	181,251	(8,179)
CDW Corp.	USFF +0.250%	Weekly	MS	01/22/30	1,497	256,867	239,909	(12,860)
Celestica, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	7,981	691,446	628,983	(53,192)
Coherent Corp.	USFF +0.250%	Weekly	MS	07/16/29	2,528	213,349	164,168	(46,162)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
CompoSecure, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	15,319	$200,082	$166,518	$(30,719)
Corning, Inc.	USFF +0.250%	Weekly	MS	01/22/30	10,216	510,805	467,688	(36,208)
Daktronics, Inc.	USFF +0.250%	Weekly	MS	01/22/30	32	386	390	238
Dell Technologies, Inc., Class C	USFF +0.250%	Weekly	MS	07/16/29	17,632	1,836,348	1,607,157	(200,512)
Digi International, Inc.	USFF +0.250%	Weekly	MS	01/22/30	988	28,916	27,496	(812)
ePlus, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,602	134,813	97,770	(35,051)
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,845	314,316	491,268	181,292
Fabrinet (Cayman Islands)	USFF +0.250%	Weekly	MS	01/12/29	24	3,953	4,740	1,068
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	08/27/25	52,829	1,052,555	815,151	(201,462)
HP, Inc.	USFF +0.250%	Weekly	MS	08/27/25	21,262	529,788	588,745	134,331
IPG Photonics Corp.	USFF +0.250%	Weekly	MS	07/16/29	3,896	269,559	245,993	(20,092)
Itron, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,931	463,566	516,572	58,893
Jabil, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,043	485,941	414,061	(65,296)
Juniper Networks, Inc.	USFF +0.250%	Weekly	MS	01/22/30	18,859	676,155	682,507	15,969
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	01/22/30	294	45,016	44,032	(166)
Knowles Corp.	USFF +0.250%	Weekly	MS	07/16/29	7,773	134,242	118,150	(14,108)
NetApp, Inc.	USFF +0.250%	Weekly	MS	08/27/25	3,578	334,576	314,292	2,649
NetScout Systems, Inc.	USFF +0.250%	Weekly	MS	01/22/30	4,977	113,459	104,567	(7,179)
Novanta, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	1,655	231,499	211,625	(16,618)
PAR Technology Corp.	USFF +0.250%	Weekly	MS	07/16/29	3,137	231,251	192,424	(35,575)
Plexus Corp.	USFF +0.250%	Weekly	MS	07/16/29	3,172	467,195	406,428	(54,624)
Ribbon Communications, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,269	5,571	4,974	(295)
Rogers Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,410	223,325	162,747	(57,428)
Sandisk Corp.	USFF +0.250%	Weekly	MS	01/22/30	1	49	48	229
ScanSource, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,132	98,706	72,509	(24,676)
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	16,433	1,422,415	1,395,983	8,239
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	01/22/30	10,279	490,816	351,953	(132,215)
TE Connectivity PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	1,573	226,508	222,296	(168)
Teledyne Technologies, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,051	477,972	523,093	51,270
Trimble, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,248	160,625	147,581	(10,714)
Viavi Solutions, Inc.	USFF +0.250%	Weekly	MS	01/22/30	18,049	213,100	201,968	(8,116)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Western Digital Corp.	USFF +0.250%	Weekly	MS	07/11/28	32,960	$1,534,031	$1,332,573	$(181,169)
Zebra Technologies Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	3,231	1,219,974	912,951	(295,242)
					352,676	23,305,638	21,732,250	(1,096,727)
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	01/10/28	31,388	646,969	887,653	265,727
Iridium Communications, Inc.	USFF +0.250%	Weekly	MS	01/12/29	21,589	612,009	589,811	(11,866)
Lumen Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	30,772	39,906	120,626	79,944
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,109	751,028	1,095,911	364,376
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/08/27	27,710	1,103,893	1,256,926	200,671
					115,568	3,153,805	3,950,927	898,852
Transportation
Air Transport Services Group, Inc.	USFF +0.250%	Weekly	MS	01/22/30	4,934	110,399	110,719	1,993
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,933	392,193	402,739	14,144
Covenant Logistics Group, Inc.	USFF +0.250%	Weekly	MS	01/22/30	185	4,326	4,107	67
CSX Corp.	USFF +0.250%	Weekly	MS	08/27/25	19,085	607,088	561,672	(22,822)
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	35,655	1,835,339	1,554,558	(251,989)
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	01/22/30	582	67,349	69,986	4,692
FedEx Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,057	701,668	745,235	70,466
Golden Ocean Group Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/16/29	4,482	51,016	35,766	(12,220)
Heartland Express, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,036	9,710	9,552	241
JB Hunt Transport Services, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,741	811,735	701,431	(99,919)
Matson, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,711	243,254	219,299	(20,500)
SkyWest, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,309	153,744	201,737	49,873
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,477	341,803	399,054	61,950
Union Pacific Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,106	736,103	733,761	11,319
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	01/22/30	6,998	791,703	769,710	(10,486)
Werner Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,205	114,909	93,907	(19,610)
					100,496	6,972,339	6,613,233	(222,801)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities
American Water Works Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,615	$217,971	$238,245	$28,820
Atmos Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,640	218,771	253,511	40,203
Brookfield Renewable Corp. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	8,963	252,427	250,247	1,069
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	08/27/25	20,110	4,906,107	4,054,779	(775,535)
Dominion Energy, Inc.	USFF +0.250%	Weekly	MS	07/16/29	25,546	1,385,942	1,432,364	103,994
Edison International	USFF +0.250%	Weekly	MS	01/22/30	7,964	446,070	469,239	29,232
Evergy, Inc.	USFF +0.250%	Weekly	MS	01/22/30	14,555	971,265	1,003,567	33,668
MDU Resources Group, Inc.	USFF +0.250%	Weekly	MS	01/22/30	20,546	346,465	347,433	8,789
National Fuel Gas Co.	USFF +0.250%	Weekly	MS	07/16/29	1,875	109,919	148,481	45,208
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,554	312,874	434,725	136,958
Pinnacle West Capital Corp.	USFF +0.250%	Weekly	MS	01/22/30	3,393	311,992	323,183	15,717
Vistra Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,625	326,130	308,280	(12,819)
					113,386	9,805,933	9,264,054	(344,696)

Total Reference Entity — Long						333,366,500	329,965,794	2,779,736
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Dana, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(27,639)	$(443,799)	$(368,428)	$68,162
Fox Factory Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(23,889)	(871,508)	(557,569)	297,039
Lucid Group, Inc.	USFF -1.384%	Weekly	MS	01/17/30	(140,751)	(296,239)	(340,617)	(50,228)
Patrick Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,865)	(653,976)	(580,504)	59,426
Rivian Automotive, Inc., Class A	USFF -0.630%	Weekly	MS	07/16/29	(11,104)	(144,143)	(138,245)	3,169
Standard Motor Products, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(569)	(15,255)	(14,185)	993
Thor Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,107)	(118,248)	(83,922)	37,109
Winnebago Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,664)	(181,208)	(126,261)	51,458
					(215,588)	(2,724,376)	(2,209,731)	467,128
Capital Goods
AAON, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(10,354)	(825,314)	(808,958)	(1,020)
AAR Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,927)	(472,506)	(387,843)	75,196
Advanced Drainage Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(10,515)	(1,489,006)	(1,142,455)	315,809
AeroVironment, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,551)	(436,211)	(304,054)	123,435
AGCO Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,390)	(142,993)	(128,672)	10,182
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Albany International Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(354)	$(36,161)	$(24,440)	$8,497
Allegion PLC (Ireland)	USFF -0.250%	Weekly	MS	01/17/30	(362)	(46,721)	(47,227)	(189)
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(14,073)	(509,321)	(170,002)	329,097
American Superconductor Corp.	USFF -0.250%	Weekly	MS	01/17/30	(251)	(4,539)	(4,553)	122
American Woodmark Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,390)	(305,218)	(199,434)	99,750
Arcosa, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,155)	(430,027)	(397,554)	23,771
Array Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(44,824)	(294,150)	(218,293)	70,051
Atkore, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,828)	(678,331)	(589,582)	74,832
Atmus Filtration Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(18,639)	(657,337)	(684,610)	(42,367)
ATS Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(3,351)	(97,730)	(83,540)	12,414
AZEK Co., Inc. (The)	USFF -0.250%	Weekly	MS	01/17/30	(10,358)	(518,126)	(506,403)	1,321
AZZ, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,778)	(172,322)	(148,659)	20,368
BlueLinx Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(60)	(5,130)	(4,499)	2,632
Boeing Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(6,304)	(1,191,682)	(1,075,147)	92,311
Boise Cascade Co.	USFF -0.250%	Weekly	MS	07/16/29	(912)	(133,858)	(89,458)	41,622
Cadre Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(10,316)	(357,691)	(305,457)	44,389
Carrier Global Corp.	USFF -0.250%	Weekly	MS	01/17/30	(1,342)	(90,060)	(85,083)	2,974
Construction Partners, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(18,315)	(1,361,060)	(1,316,299)	17,061
Core & Main, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(4,080)	(214,754)	(197,105)	13,472
CSW Industrials, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,326)	(411,763)	(386,556)	16,987
Donaldson Co., Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,771)	(198,179)	(185,823)	9,101
Ducommun, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(495)	(28,913)	(28,725)	(176)
Dycom Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,991)	(392,362)	(303,309)	81,231
Energy Recovery, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,131)	(18,513)	(17,972)	(743)
Enerpac Tool Group Corp.	USFF -0.250%	Weekly	MS	01/17/30	(3,774)	(172,750)	(169,302)	133
EnerSys	USFF -0.250%	Weekly	MS	07/16/29	(14,480)	(1,404,346)	(1,326,078)	48,793
Enpro, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(504)	(96,634)	(81,542)	13,592
Eos Energy Enterprises, Inc.	USFF -5.397%	Weekly	MS	07/16/29	(69,093)	(335,570)	(261,172)	67,537
Esab Corp.	USFF -0.250%	Weekly	MS	01/17/30	(1,541)	(189,426)	(179,527)	6,264
ESCO Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(473)	(64,485)	(75,264)	(12,850)
Fastenal Co.	USFF -0.250%	Weekly	MS	01/17/30	(8,362)	(647,036)	(648,473)	(13,868)
Flowserve Corp.	USFF -0.250%	Weekly	MS	01/17/30	(2,804)	(146,679)	(136,947)	8,875
Fluence Energy, Inc.	USFF -0.986%	Weekly	MS	01/17/30	(45,437)	(280,878)	(220,369)	54,974
Fluor Corp.	USFF -0.250%	Weekly	MS	07/16/29	(10,091)	(565,238)	(361,460)	192,409
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
GATX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,751)	$(232,352)	$(271,878)	$(52,182)
GMS, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,033)	(466,208)	(368,265)	88,606
Great Lakes Dredge & Dock Corp.	USFF -0.250%	Weekly	MS	01/17/30	(1,350)	(11,978)	(11,745)	216
Herc Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,095)	(795,104)	(684,106)	94,912
Hillenbrand, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,934)	(94,212)	(46,687)	44,452
Hillman Solutions Corp.	USFF -0.250%	Weekly	MS	01/17/30	(7,702)	(74,828)	(67,701)	5,833
Honeywell International, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,175)	(462,212)	(460,556)	(6,557)
Huntington Ingalls Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,920)	(1,410,115)	(1,207,917)	160,469
Janus International Group, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(15,112)	(124,060)	(108,806)	13,241
Kadant, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(377)	(144,099)	(127,015)	14,665
Masterbrand, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(16,891)	(290,285)	(220,596)	63,998
Middleby Corp. (The)	USFF -0.250%	Weekly	MS	01/17/30	(1,167)	(201,591)	(177,361)	22,429
Moog, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(6,684)	(1,248,579)	(1,158,671)	63,842
Mueller Industries, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,113)	(90,110)	(84,744)	4,203
MYR Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,000)	(484,055)	(339,270)	135,523
National Presto Industries, Inc.	USFF +0.250%	Weekly	MS	08/27/25	(32)	(2,831)	(2,813)	189
Nordson Corp.	USFF -0.250%	Weekly	MS	07/16/29	(6,684)	(1,450,256)	(1,348,296)	73,340
Northrop Grumman Corp.	USFF -0.250%	Weekly	MS	01/17/30	(723)	(364,442)	(370,183)	(8,860)
Otis Worldwide Corp.	USFF -0.250%	Weekly	MS	01/17/30	(13,147)	(1,339,187)	(1,356,770)	(41,964)
Quanex Building Products Corp.	USFF -0.250%	Weekly	MS	07/16/29	(9,774)	(211,097)	(181,699)	25,296
Quanta Services, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,285)	(354,209)	(326,621)	31,792
RBC Bearings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(740)	(264,486)	(238,110)	21,724
Redwire Corp.	USFF -3.830%	Weekly	MS	01/17/30	(19,788)	(207,991)	(164,043)	39,910
RTX Corp.	USFF -0.250%	Weekly	MS	01/17/30	(4,285)	(569,141)	(567,591)	(10,566)
Rush Enterprises, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(1,850)	(96,053)	(98,809)	(7,386)
Simpson Manufacturing Co., Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,563)	(669,823)	(559,676)	95,728
SiteOne Landscape Supply, Inc.	USFF +0.250%	Weekly	MS	07/06/26	(1,029)	(144,107)	(124,962)	16,943
Spirit AeroSystems Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(16,197)	(533,401)	(558,149)	(36,636)
Standex International Corp.	USFF -0.250%	Weekly	MS	01/17/30	(770)	(140,598)	(124,270)	13,671
Stantec, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(2,232)	(188,467)	(184,899)	(650)
Sunrun, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(40,638)	(410,337)	(238,139)	164,007
Symbotic, Inc.	USFF -6.530%	Weekly	MS	07/16/29	(14,487)	(397,946)	(292,782)	97,227
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Terex Corp.	USFF -0.250%	Weekly	MS	07/16/29	(25,562)	$(1,212,680)	$(965,732)	$221,227
Timken Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(6,267)	(489,261)	(450,409)	28,397
Transcat, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,338)	(242,684)	(174,064)	63,870
TransDigm Group, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,095)	(1,474,914)	(1,514,703)	(69,825)
Trex Co., Inc.	USFF -0.250%	Weekly	MS	07/16/29	(21,854)	(1,336,188)	(1,269,717)	39,282
Triumph Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,230)	(106,943)	(132,528)	(27,551)
Wabash National Corp.	USFF -0.250%	Weekly	MS	07/16/29	(5,942)	(111,096)	(65,659)	43,087
WillScot Holdings Corp.	USFF -0.250%	Weekly	MS	01/17/30	(8,599)	(330,001)	(239,052)	90,506
Woodward, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,432)	(270,178)	(261,326)	3,556
Xometry, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(8,122)	(203,333)	(202,400)	(3,010)
					(648,671)	(34,674,458)	(30,650,566)	3,324,943
Commercial & Professional Services
ABM Industries, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,167)	(102,329)	(102,629)	(2,171)
ACV Auctions, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(23,582)	(354,076)	(332,270)	14,769
Alight, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(21,380)	(172,161)	(126,783)	39,979
Brink's Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(970)	(93,867)	(83,575)	8,611
CACI International, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(4,088)	(1,560,441)	(1,499,969)	28,681
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(3,104)	(317,434)	(346,127)	(34,976)
CBIZ, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,329)	(559,442)	(555,978)	(7,786)
CECO Environmental Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,504)	(129,543)	(102,691)	24,423
Clarivate PLC (Jersey)	USFF -0.266%	Weekly	MS	07/11/28	(140,315)	(840,674)	(551,438)	272,216
Concentrix Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,006)	(87,411)	(55,974)	24,720
CRA International, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(350)	(68,975)	(60,620)	7,090
Dayforce, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,985)	(478,014)	(407,435)	60,999
Enviri Corp.	USFF -0.250%	Weekly	MS	01/17/30	(2,336)	(16,016)	(15,534)	382
Equifax, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(423)	(117,431)	(103,026)	12,224
First Advantage Corp.	USFF +0.250%	Weekly	MS	07/16/29	(7,524)	(104,307)	(106,013)	(3,617)
GEO Group, Inc. (The)	USFF -0.250%	Weekly	MS	01/17/30	(3,185)	(92,784)	(93,034)	(1,924)
Huron Consulting Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(744)	(81,385)	(106,727)	(28,123)
Insperity, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,810)	(653,147)	(696,886)	(61,471)
Legalzoom.com, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,424)	(67,971)	(81,141)	(15,105)
Maximus, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,019)	(404,404)	(410,436)	(13,328)
MillerKnoll, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(17,192)	(398,965)	(329,055)	60,653
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Montrose Environmental Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(11,337)	$(302,716)	$(161,666)	$135,068
NV5 Global, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,885)	(53,827)	(55,594)	(2,643)
Paychex, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,012)	(456,228)	(464,691)	(18,566)
Paycom Software, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,084)	(242,074)	(236,832)	270
Paylocity Holding Corp.	USFF -0.250%	Weekly	MS	01/17/30	(6,681)	(1,398,035)	(1,251,619)	119,376
Planet Labs PBC	USFF -0.281%	Weekly	MS	01/17/30	(2,236)	(7,463)	(7,558)	(19)
Rollins, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,327)	(214,792)	(233,788)	(22,811)
Science Applications International Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,431)	(172,185)	(160,658)	7,672
SS&C Technologies Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,043)	(166,734)	(170,652)	(7,088)
TransUnion	USFF -0.250%	Weekly	MS	01/17/30	(4,626)	(447,590)	(383,912)	56,929
TriNet Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,501)	(325,036)	(277,419)	41,176
UL Solutions, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(13,312)	(723,273)	(750,797)	(42,136)
Verisk Analytics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(176)	(52,304)	(52,381)	(921)
Verra Mobility Corp.	USFF -0.250%	Weekly	MS	07/16/29	(19,653)	(510,125)	(442,389)	58,145
Vestis Corp.	USFF -0.250%	Weekly	MS	01/12/29	(22,139)	(323,434)	(219,176)	97,403
VSE Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,883)	(179,128)	(225,941)	(50,534)
Waste Management, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,766)	(630,686)	(640,357)	(22,673)
					(373,529)	(12,906,407)	(11,902,771)	734,894
Consumer Discretionary Distribution & Retail
Academy Sports & Outdoors, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,207)	(154,639)	(146,271)	6,055
Arhaus, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(15,843)	(191,070)	(137,834)	49,544
AutoNation, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(348)	(65,949)	(56,348)	13,016
Boot Barn Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,913)	(814,129)	(527,804)	269,849
Burlington Stores, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,322)	(2,285,809)	(2,221,712)	17,421
Caleres, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,459)	(25,054)	(25,139)	(543)
Camping World Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(5,520)	(95,884)	(89,203)	5,006
Chewy, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(23,424)	(782,257)	(761,514)	4,921
Dick's Sporting Goods, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,566)	(810,844)	(718,763)	71,261
Floor & Decor Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(296)	(37,749)	(23,819)	13,385
Foot Locker, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(10,445)	(231,067)	(147,275)	79,280
Genuine Parts Co.	USFF -0.250%	Weekly	MS	07/16/29	(14,387)	(1,755,322)	(1,714,067)	(5,164)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
GigaCloud Technology, Inc., Class A (Cayman Islands)	USFF -1.080%	Weekly	MS	01/12/29	(6,203)	$(233,151)	$(88,083)	$140,513
Guess?, Inc.	USFF -0.680%	Weekly	MS	01/17/30	(2,750)	(32,271)	(30,443)	1,209
Kohl's Corp.	USFF -2.780%	Weekly	MS	01/17/30	(29,185)	(284,632)	(238,733)	43,002
National Vision Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(20,149)	(242,106)	(257,504)	(20,319)
O'Reilly Automotive, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(509)	(692,398)	(729,183)	(50,764)
Penske Automotive Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	(645)	(114,049)	(92,867)	13,284
RealReal, Inc. (The)	USFF -0.250%	Weekly	MS	01/17/30	(7,853)	(44,753)	(42,328)	1,736
RH	USFF -0.250%	Weekly	MS	01/17/30	(1,804)	(417,129)	(422,876)	(14,077)
Sonic Automotive, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(1,206)	(82,280)	(68,694)	11,084
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/17/30	(8,945)	(512,489)	(492,870)	8,628
					(171,979)	(9,905,031)	(9,033,330)	658,327
Consumer Durables & Apparel
BRP, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(194)	(6,921)	(6,559)	449
Brunswick Corp.	USFF -0.250%	Weekly	MS	01/12/29	(7,068)	(588,072)	(380,612)	189,307
Capri Holdings Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	07/11/28	(48,968)	(1,662,444)	(966,139)	663,224
Carter's, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,418)	(79,109)	(57,996)	20,174
Figs, Inc., Class A	USFF -0.266%	Weekly	MS	07/16/29	(37,699)	(204,477)	(173,038)	27,502
Installed Building Products, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,255)	(217,854)	(215,182)	(1,569)
La-Z-Boy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,937)	(179,362)	(153,897)	22,154
Oxford Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,448)	(348,696)	(260,964)	80,795
Polaris, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(12,995)	(797,442)	(532,015)	241,843
Skechers USA, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(29,548)	(1,951,608)	(1,677,735)	234,227
Sonos, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(13,200)	(170,354)	(140,844)	26,244
Sturm Ruger & Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,763)	(167,554)	(147,848)	14,847
Topgolf Callaway Brands Corp.	USFF -0.250%	Weekly	MS	01/05/26	(40,931)	(461,767)	(269,735)	183,144
Whirlpool Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,296)	(165,167)	(116,808)	29,314
					(206,720)	(7,000,827)	(5,099,372)	1,731,655
Consumer Services
Accel Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,525)	(16,593)	(15,128)	1,353
Aramark	USFF -0.250%	Weekly	MS	01/17/30	(10,860)	(404,989)	(374,887)	22,228
Bloomin' Brands, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(38,995)	(435,199)	(279,594)	143,273
Cava Group, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,272)	(285,344)	(282,734)	(3,016)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Choice Hotels International, Inc.	USFF -0.830%	Weekly	MS	01/12/29	(914)	$(121,880)	$(121,361)	$(3,314)
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(43,147)	(504,873)	(287,359)	207,384
Darden Restaurants, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,364)	(461,482)	(491,145)	(38,903)
Dave & Buster's Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(16,567)	(460,910)	(291,082)	160,599
Domino's Pizza, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,754)	(842,522)	(805,875)	20,411
Duolingo, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,785)	(670,495)	(554,314)	102,652
Everi Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(43,612)	(540,787)	(596,176)	(67,258)
First Watch Restaurant Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(17,656)	(345,418)	(293,972)	44,587
Krispy Kreme, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(27,640)	(312,286)	(135,989)	165,248
Kura Sushi USA, Inc., Class A	USFF -0.680%	Weekly	MS	01/12/29	(3,825)	(231,603)	(195,840)	31,239
Light & Wonder, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,997)	(710,325)	(606,010)	90,422
Marriott International, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(1,180)	(357,964)	(281,076)	77,221
MGM Resorts International	USFF -0.250%	Weekly	MS	07/16/29	(27,478)	(1,080,326)	(814,448)	243,939
Mister Car Wash, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(47,399)	(439,079)	(373,978)	56,129
Papa John's International, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,268)	(196,689)	(175,329)	18,522
Perdoceo Education Corp.	USFF -0.250%	Weekly	MS	01/17/30	(4,749)	(120,714)	(119,580)	(1,114)
Planet Fitness, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(1,888)	(189,784)	(182,400)	3,719
Portillo's, Inc., Class A	USFF -0.680%	Weekly	MS	01/10/28	(21,493)	(395,757)	(255,552)	132,293
Sabre Corp.	USFF -0.274%	Weekly	MS	07/16/29	(46,394)	(167,836)	(130,367)	34,254
Six Flags Entertainment Corp.	USFF -0.250%	Weekly	MS	07/16/29	(14,504)	(607,373)	(517,358)	77,782
Viking Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/17/30	(7,573)	(307,908)	(301,027)	792
Wendy's Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(7,535)	(151,886)	(110,237)	35,428
Wingstop, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,846)	(569,506)	(416,421)	141,798
Wyndham Hotels & Resorts, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,534)	(169,007)	(138,842)	26,926
					(408,754)	(11,098,535)	(9,148,081)	1,724,594
Consumer Staples Distribution & Retail
BJ's Wholesale Club Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,612)	(549,436)	(640,329)	(101,938)
Casey's General Stores, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,151)	(465,419)	(499,580)	(43,482)
Grocery Outlet Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(37,654)	(770,824)	(526,403)	228,833
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail — (continued)
Ingles Markets, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(2,460)	$(156,981)	$(160,220)	$(6,231)
Maplebear, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,516)	(132,043)	(100,363)	29,200
Performance Food Group Co.	USFF -0.250%	Weekly	MS	07/16/29	(18,468)	(1,540,012)	(1,452,139)	55,992
SpartanNash Co.	USFF -0.250%	Weekly	MS	07/08/27	(5,707)	(162,570)	(115,624)	36,250
					(73,568)	(3,777,285)	(3,494,658)	198,624
Energy
Antero Midstream Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,777)	(78,755)	(85,986)	(8,618)
APA Corp.	USFF -0.250%	Weekly	MS	07/16/29	(30,555)	(895,646)	(642,266)	221,640
Archrock, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(21,656)	(549,207)	(568,253)	(29,868)
Atlas Energy Solutions, Inc.	USFF -0.580%	Weekly	MS	01/12/29	(18,325)	(397,415)	(326,918)	52,846
Baytex Energy Corp. (Canada)	USFF -0.267%	Weekly	MS	01/12/29	(46,392)	(106,783)	(103,454)	1,164
BKV Corp.	USFF -0.780%	Weekly	MS	01/17/30	(81)	(1,692)	(1,701)	186
Borr Drilling Ltd. (Bermuda)	USFF -0.880%	Weekly	MS	01/17/30	(52,319)	(127,507)	(114,579)	13,956
BW LPG Ltd. (Singapore)	USFF -0.880%	Weekly	MS	01/17/30	(3,572)	(39,719)	(38,863)	392
California Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(7,131)	(362,886)	(313,550)	38,277
Cheniere Energy, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(456)	(100,889)	(105,518)	(6,695)
Chord Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,967)	(758,298)	(559,880)	159,459
Civitas Resources, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,161)	(452,292)	(214,957)	181,159
ConocoPhillips	USFF -0.250%	Weekly	MS	01/17/30	(2,752)	(275,935)	(289,015)	(13,135)
Delek US Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(11,415)	(207,012)	(172,024)	27,426
Denison Mines Corp. (Canada)	USFF -0.282%	Weekly	MS	07/16/29	(367,397)	(596,408)	(477,616)	106,783
Devon Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(2,043)	(76,638)	(76,408)	(7,520)
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,671)	(490,534)	(427,039)	59,309
DT Midstream, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,526)	(612,450)	(629,628)	(28,502)
Enbridge, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(19,252)	(813,989)	(853,056)	(74,759)
Energy Fuels, Inc. (Canada)	USFF -2.191%	Weekly	MS	07/16/29	(74,389)	(353,002)	(277,471)	68,517
Expand Energy Corp.	USFF -0.250%	Weekly	MS	01/17/30	(2,597)	(267,588)	(289,098)	(26,772)
Expro Group Holdings NV (Netherlands)	USFF -0.250%	Weekly	MS	01/12/29	(55,969)	(923,781)	(556,332)	348,966
Granite Ridge Resources, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(29)	(177)	(176)	226
Gulfport Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(2,608)	(411,294)	(480,237)	(77,154)
Hess Corp.	USFF -0.250%	Weekly	MS	01/17/30	(1,233)	(195,829)	(196,947)	(4,104)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Kinetik Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(7,183)	$(273,188)	$(373,085)	$(156,708)
Kodiak Gas Services, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(12,572)	(412,623)	(468,936)	(70,660)
Kosmos Energy Ltd.	USFF -0.279%	Weekly	MS	07/11/28	(224,620)	(913,536)	(512,134)	382,886
Liberty Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(45,899)	(870,378)	(726,581)	126,166
Matador Resources Co.	USFF -0.250%	Weekly	MS	07/16/29	(12,435)	(693,322)	(635,304)	40,234
New Fortress Energy, Inc.	USFF -0.830%	Weekly	MS	07/08/27	(36,305)	(694,882)	(301,695)	346,719
NexGen Energy Ltd. (Canada)	USFF -0.270%	Weekly	MS	07/16/29	(176,157)	(944,741)	(790,945)	134,639
NextDecade Corp.	USFF -0.250%	Weekly	MS	01/12/29	(38,436)	(243,179)	(299,032)	(60,614)
Noble Corp. PLC (United Kingdom)	USFF -0.250%	Weekly	MS	07/16/29	(25,557)	(776,348)	(605,701)	143,266
Occidental Petroleum Corp.	USFF -0.250%	Weekly	MS	07/16/29	(22,400)	(1,156,397)	(1,105,664)	16,505
ONEOK, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(8,237)	(772,892)	(817,275)	(62,301)
Par Pacific Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(40,901)	(1,034,554)	(583,248)	430,306
Pembina Pipeline Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(18,088)	(757,432)	(724,063)	2,275
Phillips 66	USFF -0.250%	Weekly	MS	01/17/30	(4,038)	(526,683)	(498,612)	19,732
ProFrac Holding Corp., Class A	USFF -3.430%	Weekly	MS	07/08/27	(22,190)	(253,663)	(168,422)	80,210
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(13,331)	(139,486)	(97,983)	39,598
Range Resources Corp.	USFF -0.250%	Weekly	MS	01/17/30	(8,152)	(302,968)	(325,509)	(30,357)
REX American Resources Corp.	USFF -0.250%	Weekly	MS	01/17/30	(138)	(5,344)	(5,185)	278
Seadrill Ltd. (Bermuda)	USFF -0.730%	Weekly	MS	01/17/30	(10,712)	(259,919)	(267,800)	(12,985)
Select Water Solutions, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(21,508)	(241,079)	(225,834)	9,294
SFL Corp. Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/16/29	(29,827)	(293,723)	(244,581)	40,513
SM Energy Co.	USFF -0.250%	Weekly	MS	01/17/30	(5,358)	(160,230)	(160,472)	(2,593)
Solaris Energy Infrastructure, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,187)	(225,579)	(178,149)	42,904
Talos Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(9,954)	(147,037)	(96,753)	49,404
Targa Resources Corp.	USFF -0.250%	Weekly	MS	01/17/30	(5,166)	(995,770)	(1,035,628)	(60,062)
Valaris Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/12/29	(5,555)	(416,966)	(218,089)	190,550
Veren, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(1,775)	(15,895)	(11,751)	1,443
Vital Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,750)	(306,996)	(143,235)	157,691
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/16/29	(3,587)	(202,251)	(214,359)	(21,702)
					(1,570,291)	(23,132,787)	(19,636,997)	2,779,810
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Exchange Traded Funds
SPDR S&P 500 ETF Trust	USFF -0.250%	Weekly	MS	01/17/30	(11,189)	(6,456,345)	(6,259,015)	47,216
Financial Services
Fidelity National Information Services, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(16,972)	$(1,248,789)	$(1,267,469)	$(46,080)
Flywire Corp.	USFF -0.250%	Weekly	MS	01/17/30	(18,788)	(194,816)	(178,486)	12,561
Jack Henry & Associates, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,322)	(425,813)	(423,997)	(7,069)
Marqeta, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(192,212)	(924,980)	(791,913)	113,585
MSCI, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(777)	(453,467)	(439,394)	4,669
Paysafe Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/17/30	(4,554)	(83,426)	(71,452)	10,491
Shift4 Payments, Inc., Class A	USFF -0.580%	Weekly	MS	07/16/29	(2,831)	(304,124)	(231,321)	70,504
					(238,456)	(3,635,415)	(3,404,032)	158,661
Food, Beverage & Tobacco
Archer-Daniels-Midland Co.	USFF -0.250%	Weekly	MS	07/16/29	(38,221)	(1,971,434)	(1,834,990)	95,945
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	01/12/29	(6,521)	(591,049)	(498,335)	73,714
Coca-Cola Consolidated, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(310)	(424,308)	(418,500)	(2,704)
Flowers Foods, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(18,719)	(410,939)	(355,848)	43,781
Freshpet, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(7,842)	(691,468)	(652,219)	25,290
Hormel Foods Corp.	USFF -0.250%	Weekly	MS	01/17/30	(21,572)	(637,456)	(667,438)	(42,833)
John B Sanfilippo & Son, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,093)	(94,859)	(77,450)	15,691
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(26,947)	(2,072,017)	(1,436,275)	570,985
McCormick & Co., Inc., non-voting shares	USFF -0.250%	Weekly	MS	01/17/30	(10,052)	(811,389)	(827,380)	(34,302)
Mondelez International, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(3,080)	(208,997)	(208,978)	6,871
Simply Good Foods Co. (The)	USFF -0.250%	Weekly	MS	01/17/30	(10,763)	(411,038)	(371,216)	31,617
TreeHouse Foods, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(23,053)	(835,725)	(624,506)	195,982
Universal Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,563)	(228,293)	(255,756)	(39,278)
					(172,736)	(9,388,972)	(8,228,891)	940,759
Health Care Equipment & Services
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(40,841)	(1,897,583)	(1,238,299)	620,575
Addus HomeCare Corp.	USFF -0.250%	Weekly	MS	01/17/30	(246)	(24,014)	(24,327)	(576)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
agilon health, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(82,521)	$(467,402)	$(357,316)	$97,539
Alphatec Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(35,808)	(450,508)	(363,093)	78,471
Astrana Health, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,145)	(92,368)	(97,526)	(6,825)
Becton Dickinson & Co.	USFF -0.250%	Weekly	MS	07/16/29	(9,818)	(2,241,990)	(2,248,911)	(52,697)
BrightSpring Health Services, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(14,108)	(250,438)	(255,214)	(9,686)
Brookdale Senior Living, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(49,178)	(259,201)	(307,854)	(54,075)
Cardinal Health, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,149)	(291,199)	(296,068)	(10,614)
Castle Biosciences, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(421)	(9,205)	(8,428)	1,323
Certara, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(26,303)	(308,915)	(260,400)	42,681
Chemed Corp.	USFF -0.250%	Weekly	MS	01/17/30	(420)	(234,125)	(258,434)	(28,884)
CONMED Corp.	USFF -0.250%	Weekly	MS	01/17/30	(72)	(4,291)	(4,348)	85
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/17/30	(2,934)	(268,266)	(247,483)	15,508
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,829)	(263,941)	(205,046)	53,709
Enovis Corp.	USFF -0.250%	Weekly	MS	01/12/29	(15,516)	(731,624)	(592,866)	123,974
Ensign Group, Inc. (The)	USFF -0.250%	Weekly	MS	01/17/30	(4,166)	(542,480)	(539,080)	(7,502)
Evolent Health, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(32,285)	(363,283)	(305,739)	50,318
Glaukos Corp.	USFF -0.250%	Weekly	MS	01/17/30	(10,316)	(1,069,691)	(1,015,301)	32,669
GoodRx Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(42,693)	(324,148)	(188,276)	130,028
Haemonetics Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,607)	(411,628)	(292,775)	110,636
Hims & Hers Health, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(9,508)	(344,036)	(280,961)	56,244
Humana, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,954)	(790,907)	(781,628)	(3,908)
IDEXX Laboratories, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(748)	(346,360)	(314,123)	25,359
Integer Holdings Corp.	USFF -0.250%	Weekly	MS	07/16/29	(3,212)	(430,776)	(379,048)	43,749
Integra LifeSciences Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(43,066)	(1,159,037)	(947,021)	188,265
iRadimed Corp.	USFF -0.250%	Weekly	MS	01/17/30	(20)	(1,047)	(1,050)	205
iRhythm Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,754)	(723,853)	(707,009)	1,665
Lantheus Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,504)	(535,952)	(439,590)	88,261
Merit Medical Systems, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(230)	(23,861)	(24,313)	(712)
Molina Healthcare, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,163)	(368,623)	(383,081)	(21,793)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Neogen Corp.	USFF -0.250%	Weekly	MS	01/10/28	(44,476)	$(703,714)	$(385,607)	$303,897
NeoGenomics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(10,806)	(109,735)	(102,549)	5,163
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(23,998)	(712,671)	(427,644)	270,632
Option Care Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(26,881)	(859,401)	(939,491)	(98,717)
Patterson Cos., Inc.	USFF -0.250%	Weekly	MS	07/11/28	(20,943)	(647,544)	(654,259)	(24,848)
Privia Health Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,487)	(201,239)	(212,983)	(16,129)
Progyny, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,609)	(108,589)	(102,965)	3,485
Quest Diagnostics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(623)	(107,803)	(105,412)	727
QuidelOrtho Corp.	USFF -0.250%	Weekly	MS	07/06/26	(3,887)	(353,182)	(135,928)	217,385
RadNet, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,909)	(96,568)	(94,915)	(99)
RxSight, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,483)	(230,881)	(163,696)	62,677
Schrodinger, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(13,942)	(509,330)	(275,215)	223,893
STAAR Surgical Co.	USFF -0.250%	Weekly	MS	01/10/28	(15,403)	(383,282)	(271,555)	104,091
Surgery Partners, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(43,564)	(1,281,098)	(1,034,645)	220,394
Teladoc Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(64,091)	(631,846)	(510,164)	108,945
TransMedics Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,477)	(134,041)	(99,373)	32,798
UnitedHealth Group, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,778)	(1,903,962)	(1,978,728)	(119,149)
Zimmer Biomet Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(16,516)	(1,787,770)	(1,869,281)	(117,001)
					(765,408)	(25,993,408)	(22,729,018)	2,742,136
Household & Personal Products
Edgewell Personal Care Co.	USFF -0.250%	Weekly	MS	01/17/30	(5,304)	(165,769)	(165,538)	(2,542)
elf Beauty, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,791)	(491,483)	(238,037)	243,590
Interparfums, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,564)	(370,440)	(291,963)	61,415
Kenvue, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(17,405)	(411,117)	(417,372)	(16,218)
Spectrum Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,283)	(755,822)	(664,199)	73,527
WD-40 Co.	USFF -0.250%	Weekly	MS	07/16/29	(570)	(157,990)	(139,080)	15,927
					(38,917)	(2,352,621)	(1,916,189)	375,699
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,519)	(474,287)	(447,983)	11,479
Albemarle Corp.	USFF -0.250%	Weekly	MS	01/10/28	(4,395)	(606,680)	(316,528)	271,607
Algoma Steel Group, Inc. (Canada)	USFF -0.730%	Weekly	MS	01/10/28	(20,844)	(182,560)	(112,974)	60,439
ATI, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,689)	(340,130)	(295,999)	41,317
Celanese Corp.	USFF -0.250%	Weekly	MS	07/16/29	(26,001)	(1,861,704)	(1,476,077)	345,348
Century Aluminum Co.	USFF -0.250%	Weekly	MS	01/12/29	(16,451)	(299,665)	(305,331)	(11,737)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Chemours Co. (The)	USFF -0.250%	Weekly	MS	01/17/30	(28,388)	$(427,658)	$(384,090)	$33,541
Cleveland-Cliffs, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(46,844)	(542,033)	(385,058)	146,082
Dow, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(52,641)	(2,277,992)	(1,838,224)	384,068
Equinox Gold Corp. (Canada)	USFF -0.250%	Weekly	MS	08/27/25	(47,183)	(510,430)	(324,619)	176,243
ERO Copper Corp. (Canada)	USFF -1.180%	Weekly	MS	01/17/30	(75)	(907)	(909)	209
Franco-Nevada Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(11,148)	(1,489,436)	(1,756,479)	(309,332)
Freeport-McMoRan, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,204)	(93,438)	(83,443)	21,569
Graphic Packaging Holding Co.	USFF -0.250%	Weekly	MS	07/16/29	(8,781)	(260,659)	(227,955)	25,351
Greif, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	(4,650)	(299,476)	(255,704)	33,160
HB Fuller Co.	USFF -0.250%	Weekly	MS	01/17/30	(774)	(42,857)	(43,437)	(1,540)
Huntsman Corp.	USFF -0.250%	Weekly	MS	01/12/29	(9,979)	(245,015)	(157,568)	73,363
Kaiser Aluminum Corp.	USFF -0.250%	Weekly	MS	01/17/30	(920)	(63,155)	(55,770)	6,317
MAG Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(24,397)	(307,352)	(372,786)	(71,512)
Martin Marietta Materials, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(385)	(201,409)	(184,080)	13,546
Methanex Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(3,267)	(169,821)	(114,639)	44,342
Mosaic Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(8,033)	(217,560)	(216,971)	(11,970)
Novagold Resources, Inc. (Canada)	USFF -0.272%	Weekly	MS	01/17/30	(294)	(850)	(858)	204
Nutrien Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(26,998)	(1,361,176)	(1,340,991)	(26,207)
O-I Glass, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(36,747)	(535,529)	(421,488)	103,471
Perimeter Solutions, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,299)	(23,724)	(23,151)	315
PureCycle Technologies, Inc.	USFF -0.880%	Weekly	MS	07/16/29	(10,006)	(91,403)	(69,242)	20,515
Ryerson Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,178)	(138,975)	(141,847)	(8,545)
Sandstorm Gold Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(79,755)	(526,973)	(602,150)	(85,761)
Sensient Technologies Corp.	USFF -0.250%	Weekly	MS	01/17/30	(327)	(23,960)	(24,339)	(605)
Sherwin-Williams Co. (The)	USFF -0.250%	Weekly	MS	01/17/30	(1,106)	(400,596)	(386,204)	6,400
Sonoco Products Co.	USFF -0.250%	Weekly	MS	01/17/30	(13,894)	(649,646)	(656,353)	(19,808)
SSR Mining, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(74,729)	(727,350)	(749,532)	(42,767)
Steel Dynamics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(12,149)	(1,600,639)	(1,519,597)	46,426
Taseko Mines Ltd. (Canada)	USFF -0.680%	Weekly	MS	01/12/29	(80,608)	(190,302)	(180,562)	6,065
TriMas Corp.	USFF -0.250%	Weekly	MS	01/12/29	(10,207)	(265,828)	(239,150)	20,991
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Tronox Holdings PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/10/28	(35,932)	$(506,861)	$(252,961)	$226,083
United States Steel Corp.	USFF -0.250%	Weekly	MS	01/12/29	(9,992)	(465,781)	(422,262)	32,386
Vulcan Materials Co.	USFF -0.250%	Weekly	MS	01/17/30	(4,199)	(985,811)	(979,627)	(13,451)
Warrior Met Coal, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(17,005)	(1,030,773)	(811,479)	197,998
					(746,993)	(20,440,401)	(18,178,417)	1,745,600
Media & Entertainment
Altice USA, Inc., Class A	USFF -0.271%	Weekly	MS	01/17/30	(30,828)	(82,400)	(82,002)	(1,064)
Cars.com, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,836)	(45,477)	(43,232)	1,543
EchoStar Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(34,664)	(1,235,447)	(886,705)	316,551
fuboTV, Inc.	USFF -0.273%	Weekly	MS	01/17/30	(123,295)	(414,607)	(360,021)	46,307
Grindr, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(16,192)	(287,035)	(289,837)	(8,462)
Ibotta, Inc., Class A	USFF -0.880%	Weekly	MS	01/17/30	(891)	(37,830)	(37,600)	(317)
Integral Ad Science Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(10,970)	(134,482)	(88,418)	43,898
Lions Gate Entertainment Corp., Class B (Canada)	USFF -0.250%	Weekly	MS	01/07/27	(25,761)	(247,249)	(204,027)	38,378
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,875)	(438,351)	(375,418)	54,168
Madison Square Garden Sports Corp.	USFF -0.250%	Weekly	MS	01/17/30	(1,377)	(277,698)	(268,129)	4,100
Magnite, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,465)	(128,673)	(73,766)	52,496
National CineMedia, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,634)	(9,534)	(9,543)	25
Nextdoor Holdings, Inc.	USFF -0.730%	Weekly	MS	01/17/30	(8,790)	(14,878)	(13,449)	1,353
Sphere Entertainment Co.	USFF -0.250%	Weekly	MS	01/17/30	(3,565)	(115,414)	(116,647)	(3,372)
TKO Group Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(827)	(145,162)	(126,374)	19,895
TripAdvisor, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(59,465)	(957,902)	(842,619)	96,122
Warner Music Group Corp., Class A	USFF -0.250%	Weekly	MS	01/17/30	(26,160)	(893,434)	(820,116)	55,391
Webtoon Entertainment, Inc.	USFF -2.330%	Weekly	MS	01/17/30	(56)	(433)	(430)	224
ZipRecruiter, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(2,422)	(14,248)	(14,266)	(81)
ZoomInfo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(58,275)	(659,479)	(582,750)	64,816
					(418,348)	(6,139,733)	(5,235,349)	781,971
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(16,000)	$(177,472)	$(139,680)	$34,380
AbCellera Biologics, Inc. (Canada)	USFF -1.503%	Weekly	MS	07/11/28	(75,758)	(253,801)	(168,940)	79,882
Agilent Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,715)	(560,442)	(434,581)	118,705
Amicus Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(21,611)	(217,260)	(176,346)	36,685
ANI Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,439)	(378,661)	(431,091)	(59,971)
Apellis Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,037)	(56,585)	(22,679)	32,974
Arrowhead Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(27,686)	(619,295)	(352,720)	254,096
Avadel Pharmaceuticals PLC (Ireland)	USFF -0.250%	Weekly	MS	01/12/29	(24,095)	(307,717)	(188,664)	112,979
Bausch Health Cos., Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(7,996)	(80,011)	(51,734)	27,982
Beam Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(7,971)	(198,918)	(155,674)	39,392
Biohaven Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	01/17/30	(4,605)	(129,990)	(110,704)	16,847
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	01/10/28	(5,145)	(407,945)	(301,651)	96,883
Bruker Corp.	USFF -0.250%	Weekly	MS	07/16/29	(20,564)	(1,348,876)	(858,341)	460,771
Cogent Biosciences, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,678)	(10,951)	(10,051)	904
Corcept Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,285)	(371,193)	(603,653)	(239,847)
Crinetics Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,079)	(281,543)	(203,890)	72,106
Cytek Biosciences, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(379)	(1,521)	(1,520)	199
Day One Biopharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,107)	(17,145)	(16,709)	313
Denali Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,040)	(89,244)	(82,114)	5,528
Edgewise Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,205)	(74,137)	(70,510)	2,335
Evolus, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,630)	(116,324)	(115,849)	(1,683)
Exact Sciences Corp.	USFF -0.250%	Weekly	MS	01/17/30	(767)	(33,750)	(33,203)	83
Harrow, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,707)	(96,021)	(98,606)	(4,327)
Immunome, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(221)	(1,481)	(1,487)	192
Immunovant, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,541)	(202,811)	(128,876)	70,002
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Indivior PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/17/30	(6,778)	$(66,112)	$(64,594)	$382
Iovance Biotherapeutics, Inc.	USFF -0.263%	Weekly	MS	01/17/30	(5,129)	(17,565)	(17,080)	354
Kymera Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(813)	(23,989)	(22,252)	1,474
Liquidia Corp.	USFF -0.250%	Weekly	MS	01/12/29	(25,763)	(293,230)	(380,004)	(92,617)
Myriad Genetics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(280)	(2,452)	(2,484)	148
Nurix Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,210)	(59,135)	(50,015)	8,136
Ocular Therapeutix, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(33,351)	(259,222)	(244,463)	9,669
Organon & Co.	USFF -0.250%	Weekly	MS	01/17/30	(8,154)	(126,709)	(121,413)	3,077
Perrigo Co. PLC (Ireland)	USFF -0.250%	Weekly	MS	07/16/29	(8,111)	(231,058)	(227,432)	(6,079)
Prestige Consumer Healthcare, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,628)	(120,981)	(139,959)	(21,256)
Protagonist Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,753)	(296,588)	(278,215)	12,516
Recursion Pharmaceuticals, Inc., Class A	USFF -0.930%	Weekly	MS	01/17/30	(21,501)	(129,818)	(113,740)	13,643
Roivant Sciences Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/17/30	(1,164)	(11,700)	(11,745)	(56)
Sarepta Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,812)	(834,131)	(434,742)	382,502
Sotera Health Co.	USFF -0.250%	Weekly	MS	07/06/26	(20,517)	(349,305)	(239,228)	103,138
Standard BioTools, Inc.	USFF -0.268%	Weekly	MS	01/12/29	(18,833)	(43,820)	(20,340)	22,811
Summit Therapeutics, Inc.	USFF -0.780%	Weekly	MS	01/17/30	(1,962)	(38,359)	(37,847)	(46)
Tempus AI, Inc.	USFF -5.630%	Weekly	MS	01/17/30	(9,465)	(528,132)	(456,592)	60,932
Tilray Brands, Inc.	USFF -4.183%	Weekly	MS	07/11/28	(463,037)	(540,020)	(304,447)	224,721
Vaxcyte, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,184)	(70,730)	(44,708)	24,800
Vericel Corp.	USFF -0.250%	Weekly	MS	01/17/30	(72)	(3,137)	(3,213)	89
Vertex Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,857)	(911,844)	(900,311)	(9,040)
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,156)	(824,136)	(482,685)	339,114
Xenon Pharmaceuticals, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(297)	(10,216)	(9,964)	271
					(918,088)	(11,825,483)	(9,366,746)	2,236,093
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(3,990)	$(65,221)	$(93,127)	$(31,416)
Allegro MicroSystems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(78,929)	(1,902,534)	(1,983,486)	(124,535)
Alpha & Omega Semiconductor Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/16/29	(2,055)	(91,184)	(51,087)	38,454
Astera Labs, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(16,221)	(1,053,132)	(967,907)	63,844
Cohu, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(12,081)	(310,333)	(177,712)	126,483
Diodes, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(13,588)	(978,566)	(586,594)	373,937
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(251)	(34,072)	(15,575)	18,027
Entegris, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,624)	(390,871)	(317,028)	76,020
First Solar, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,622)	(1,738,315)	(1,090,079)	612,795
indie Semiconductor, Inc., Class A	USFF -0.809%	Weekly	MS	01/12/29	(34,995)	(181,377)	(71,215)	106,669
Intel Corp.	USFF -0.250%	Weekly	MS	01/12/29	(60,529)	(1,495,904)	(1,374,614)	89,599
Kulicke & Soffa Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(20,923)	(963,619)	(690,041)	250,034
Lattice Semiconductor Corp.	USFF -0.250%	Weekly	MS	01/12/29	(8,468)	(553,241)	(444,147)	100,668
MaxLinear, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(21,869)	(373,225)	(237,497)	128,298
Onto Innovation, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,007)	(222,309)	(122,189)	95,787
PDF Solutions, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,906)	(41,274)	(36,424)	4,232
Penguin Solutions, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/17/30	(4,612)	(95,267)	(80,110)	13,431
Power Integrations, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(687)	(60,148)	(34,694)	19,679
Qorvo, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,094)	(425,012)	(368,857)	50,176
SiTime Corp.	USFF -0.250%	Weekly	MS	01/17/30	(258)	(38,238)	(39,440)	(1,758)
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,001)	(589,987)	(539,280)	30,254
Ultra Clean Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,231)	(119,252)	(69,176)	47,858
Veeco Instruments, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,454)	(90,724)	(49,276)	40,377
					(308,395)	(11,813,805)	(9,439,555)	2,128,913
Software & Services
A10 Networks, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,045)	(104,126)	(115,115)	(14,394)
Adeia, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,595)	(62,422)	(60,746)	533
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,631)	(469,362)	(372,796)	90,085
Alkami Technology, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,913)	(137,371)	(102,716)	32,066
Amdocs Ltd. (Guernsey)	USFF -0.250%	Weekly	MS	01/17/30	(642)	(58,642)	(58,743)	(1,076)
Appfolio, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(638)	(142,612)	(140,296)	(381)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Applied Digital Corp.	USFF -0.830%	Weekly	MS	07/16/29	(55,600)	$(406,553)	$(312,472)	$85,967
Asana, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(22,195)	(305,598)	(323,381)	(23,825)
Autodesk, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,027)	(322,383)	(268,869)	47,128
BigBear.ai Holdings, Inc.	USFF -2.844%	Weekly	MS	01/17/30	(106,347)	(340,295)	(304,152)	29,389
BILL Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(17,030)	(790,157)	(781,507)	(7,335)
Box, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(7,797)	(260,696)	(240,615)	14,961
Braze, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(6,179)	(246,567)	(222,938)	18,799
CCC Intelligent Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(44,225)	(511,750)	(399,352)	102,126
Cipher Mining, Inc.	USFF -0.283%	Weekly	MS	07/16/29	(252,284)	(966,078)	(580,253)	366,230
Cleanspark, Inc.	USFF -0.680%	Weekly	MS	01/12/29	(44,210)	(493,003)	(297,091)	186,024
Commvault Systems, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,625)	(812,339)	(729,640)	66,381
Couchbase, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,961)	(132,401)	(125,386)	4,528
Datadog, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(23,552)	(2,991,810)	(2,336,594)	594,054
DigitalOcean Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(10,241)	(375,819)	(341,947)	26,390
Dolby Laboratories, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(2,292)	(185,781)	(184,071)	(4,028)
Dropbox, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(25,345)	(779,982)	(676,965)	89,073
Enfusion, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(5,592)	(54,987)	(62,351)	(8,364)
Fastly, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(65,214)	(621,817)	(412,805)	196,482
Five9, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(16,756)	(1,028,782)	(454,925)	552,975
Globant SA (Luxembourg)	USFF -0.250%	Weekly	MS	07/16/29	(3,663)	(806,575)	(431,208)	359,045
Hackett Group, Inc. (The)	USFF -0.250%	Weekly	MS	01/17/30	(43)	(1,248)	(1,256)	196
Jamf Holding Corp.	USFF -0.250%	Weekly	MS	07/16/29	(9,951)	(141,915)	(120,905)	18,327
JFrog Ltd. (Israel)	USFF -0.250%	Weekly	MS	07/16/29	(3,940)	(113,188)	(126,080)	(14,985)
Klaviyo, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(17,748)	(656,266)	(537,054)	105,974
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(29,267)	(762,904)	(256,086)	491,392
Manhattan Associates, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(619)	(161,298)	(107,112)	51,106
Meridianlink, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(868)	(16,879)	(16,084)	678
MongoDB, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(7,404)	(1,403,105)	(1,298,662)	75,881
Onestream, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(371)	(7,834)	(7,917)	(14)
PagerDuty, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,248)	(153,461)	(132,421)	18,120
Roper Technologies, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(276)	(161,998)	(162,724)	(3,198)
Samsara, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(4,545)	(165,192)	(174,210)	(12,178)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
SEMrush Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(5,344)	$(91,963)	$(49,860)	$40,445
SentinelOne, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(38,307)	(869,926)	(696,421)	157,644
SoundHound AI, Inc., Class A	USFF -2.430%	Weekly	MS	01/17/30	(26,135)	(292,736)	(212,216)	74,742
Sprinklr, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(47,849)	(472,787)	(399,539)	63,760
Sprout Social, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(8,702)	(332,526)	(191,357)	134,575
SPS Commerce, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,172)	(228,658)	(155,560)	68,636
Synopsys, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,369)	(1,058,095)	(1,015,946)	28,287
Terawulf, Inc.	USFF -0.695%	Weekly	MS	01/12/29	(116,993)	(520,504)	(319,391)	190,662
UiPath, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(22,419)	(236,259)	(230,916)	724
Varonis Systems, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,028)	(85,182)	(82,033)	1,630
Vertex, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(15,972)	(542,931)	(559,180)	(27,161)
Weave Communications, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(428)	(4,768)	(4,747)	153
Zeta Global Holdings Corp., Class A	USFF -0.250%	Weekly	MS	07/16/29	(33,264)	(644,535)	(451,060)	180,479
					(1,146,861)	(22,534,066)	(17,645,671)	4,448,708
Technology Hardware & Equipment
Advanced Energy Industries, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,775)	(564,771)	(455,105)	97,434
Amphenol Corp., Class A	USFF -0.250%	Weekly	MS	01/17/30	(3,104)	(211,223)	(203,591)	10,815
Applied Optoelectronics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(26,362)	(518,421)	(404,657)	103,355
Calix, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(11,028)	(454,804)	(390,832)	55,051
Ciena Corp.	USFF -0.250%	Weekly	MS	01/17/30	(5,359)	(354,817)	(323,844)	23,962
Cognex Corp.	USFF -0.250%	Weekly	MS	01/12/29	(5,722)	(267,821)	(170,687)	93,476
Corsair Gaming, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,187)	(48,531)	(45,957)	1,586
Crane NXT Co.	USFF -0.250%	Weekly	MS	01/12/29	(10,835)	(677,197)	(556,919)	103,721
Extreme Networks, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(21,610)	(309,105)	(285,900)	17,091
Harmonic, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,957)	(61,046)	(37,948)	23,435
Insight Enterprises, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(989)	(172,620)	(148,340)	22,192
IonQ, Inc.	USFF -0.630%	Weekly	MS	01/17/30	(16,757)	(411,856)	(369,827)	33,807
Mirion Technologies, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(38,126)	(591,769)	(552,827)	26,830
Motorola Solutions, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,141)	(1,351,889)	(1,375,161)	(50,173)
OSI Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,762)	(258,746)	(342,427)	(89,625)
Pure Storage, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(47,128)	(2,505,957)	(2,086,357)	368,408
Sanmina Corp.	USFF -0.250%	Weekly	MS	07/16/29	(8,652)	(748,485)	(659,109)	74,423
TD SYNNEX Corp.	USFF -0.250%	Weekly	MS	01/17/30	(927)	(96,855)	(96,371)	(1,582)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Viasat, Inc.	USFF -0.250%	Weekly	MS	08/27/25	(21,569)	$(449,047)	$(224,749)	$215,313
Vishay Intertechnology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(34,341)	(792,119)	(546,022)	213,621
					(271,331)	(10,847,079)	(9,276,630)	1,343,140
Telecommunication Services
AST SpaceMobile, Inc.	USFF -3.030%	Weekly	MS	01/17/30	(3,635)	(103,914)	(82,660)	19,351
BCE, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(6,496)	(158,802)	(149,148)	21,177
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,401)	(264,807)	(208,515)	43,416
Frontier Communications Parent, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(30,254)	(1,062,375)	(1,084,908)	(44,513)
Gogo, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,463)	(27,144)	(29,851)	(3,035)
Rogers Communications, Inc., Class B (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(3,655)	(102,409)	(97,698)	1,040
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	08/27/25	(10,681)	(244,507)	(134,260)	64,179
United States Cellular Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,236)	(180,636)	(223,769)	(46,611)
					(64,821)	(2,144,594)	(2,010,809)	55,004
Transportation
Alaska Air Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(18,254)	(967,882)	(898,462)	49,788
Allegiant Travel Co.	USFF -0.250%	Weekly	MS	07/11/28	(1,685)	(132,222)	(87,030)	40,130
ArcBest Corp.	USFF -0.250%	Weekly	MS	07/16/29	(8,374)	(924,655)	(591,037)	314,328
Canadian National Railway Co. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(5,223)	(538,005)	(509,034)	16,966
Canadian Pacific Kansas City Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(7,394)	(586,263)	(519,133)	56,477
Forward Air Corp.	USFF -0.250%	Weekly	MS	01/17/30	(378)	(7,686)	(7,594)	(314)
Frontier Group Holdings, Inc.	USFF -0.274%	Weekly	MS	01/12/29	(33,928)	(208,868)	(147,248)	57,563
FTAI Infrastructure, Inc.	USFF -0.267%	Weekly	MS	01/17/30	(6,811)	(34,860)	(30,854)	3,578
GXO Logistics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(20,898)	(1,133,170)	(816,694)	293,453
Hub Group, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(4,197)	(176,854)	(156,002)	17,452
JetBlue Airways Corp.	USFF -0.250%	Weekly	MS	07/11/28	(61,041)	(364,950)	(294,218)	63,473
Joby Aviation, Inc.	USFF -0.830%	Weekly	MS	01/17/30	(50,575)	(368,209)	(304,462)	56,421
RXO, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(44,618)	(1,154,072)	(852,204)	278,416
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Saia, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,559)	$(737,984)	$(544,761)	$178,309
TFI International, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(1,711)	(261,386)	(132,517)	121,585
Universal Logistics Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(28)	(754)	(735)	233
Wheels Up Experience, Inc.	USFF -9.912%	Weekly	MS	07/16/29	(20,898)	(28,892)	(21,107)	7,421
					(287,572)	(7,626,712)	(5,913,092)	1,555,279
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(78,548)	(1,234,655)	(975,566)	218,078
Algonquin Power & Utilities Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(215,381)	(1,310,946)	(1,107,058)	116,044
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(1,646)	(99,162)	(105,920)	(26,343)
Ameren Corp.	USFF -0.250%	Weekly	MS	07/16/29	(3,036)	(281,974)	(304,814)	(48,488)
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,006)	(494,899)	(547,006)	(65,913)
American States Water Co.	USFF -0.250%	Weekly	MS	01/12/29	(2,849)	(225,106)	(224,159)	(6,691)
Avista Corp.	USFF -0.250%	Weekly	MS	07/16/29	(6,540)	(254,531)	(273,830)	(27,056)
Black Hills Corp.	USFF -0.250%	Weekly	MS	07/16/29	(5,189)	(322,302)	(314,713)	1,022
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(4,164)	(218,739)	(201,787)	7,207
Chesapeake Utilities Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,430)	(261,944)	(312,085)	(61,294)
Clearway Energy, Inc., Class C	USFF -0.250%	Weekly	MS	07/16/29	(2,279)	(67,105)	(68,985)	(12,457)
DTE Energy Co.	USFF -0.250%	Weekly	MS	07/16/29	(3,555)	(435,232)	(491,550)	(72,931)
Duke Energy Corp.	USFF -0.250%	Weekly	MS	01/17/30	(14,755)	(1,696,040)	(1,799,667)	(137,684)
Eversource Energy	USFF -0.250%	Weekly	MS	07/16/29	(5,971)	(383,027)	(370,859)	(11,988)
Exelon Corp.	USFF -0.250%	Weekly	MS	01/17/30	(12,773)	(555,637)	(588,580)	(55,691)
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(34,990)	(1,410,313)	(1,414,296)	(56,546)
Fortis, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(4,037)	(176,175)	(184,006)	(14,110)
Hawaiian Electric Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(10,159)	(103,961)	(111,241)	(9,252)
IDACORP, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,045)	(211,273)	(237,670)	(45,475)
MGE Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,026)	(175,650)	(188,337)	(19,902)
New Jersey Resources Corp.	USFF -0.250%	Weekly	MS	01/12/29	(16,644)	(780,742)	(816,555)	(59,412)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,319)	(557,870)	(518,844)	26,631
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,710)	(130,372)	(148,734)	(34,249)
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	01/05/26	(11,391)	(511,359)	(486,624)	(14,229)
Northwestern Energy Group, Inc.	USFF -0.250%	Weekly	MS	08/27/25	(2,524)	(178,631)	(146,064)	(1,472)
OGE Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(7,250)	(296,890)	(333,210)	(46,576)
ONE Gas, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,682)	(602,847)	(656,272)	(77,790)
Ormat Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,754)	(393,425)	(336,441)	45,776
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Concluded)
March 31, 2025
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Otter Tail Corp.	USFF -0.250%	Weekly	MS	07/08/27	(3,775)	$(306,963)	$(303,397)	$(2,914)
Portland General Electric Co.	USFF -0.250%	Weekly	MS	07/11/28	(7,854)	(374,631)	(350,288)	(590)
PPL Corp.	USFF -0.250%	Weekly	MS	01/17/30	(8,433)	(296,074)	(304,516)	(14,287)
Public Service Enterprise Group, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(8,586)	(696,239)	(706,628)	(22,864)
ReNew Energy Global PLC, Class A (United Kingdom)	USFF -0.250%	Weekly	MS	07/16/29	(13,551)	(80,709)	(79,815)	(533)
Sempra	USFF -0.250%	Weekly	MS	01/10/28	(6,114)	(500,738)	(436,295)	46,630
SJW Group	USFF -0.250%	Weekly	MS	01/12/29	(6,039)	(327,739)	(330,273)	(11,970)
Spire, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(79)	(6,172)	(6,182)	93
TransAlta Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(24,143)	(278,377)	(225,737)	46,922
TXNM Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,483)	(106,734)	(132,791)	(38,802)
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,999)	(506,171)	(544,791)	(55,639)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(19,127)	(1,265,441)	(1,354,000)	(134,364)
					(584,836)	(18,116,795)	(18,039,586)	(679,109)

Total Reference Entity — Short						(264,535,135)	(228,818,506)	29,500,045
Net Value of Reference Entity						$68,831,365	$101,147,288	$32,279,781

*	Includes $(36,142) related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 90.4%
Automobiles & Components — 0.9%
Adient PLC (Ireland)*	1,329	$ 17,091
Aptiv PLC (Jersey)*	1,450	86,275
BorgWarner, Inc.(a)	1,573	45,066
Dorman Products, Inc.(a)*	180	21,697
Ford Motor Co.(a)	11,475	115,094
Garrett Motion, Inc.	205	1,716
Gentherm, Inc.(a)*	763	20,403
Goodyear Tire & Rubber Co. (The)*	921	8,510
LCI Industries(a)	1,042	91,102
Lear Corp.(a)	1,466	129,330
Magna International, Inc. (Canada)	2,031	69,034
Phinia, Inc.(a)	3,195	135,564
Visteon Corp.(a)*	2,614	202,899
		943,781
Capital Goods — 10.7%
3M Co.(a)	2,296	337,191
Acuity, Inc.	300	79,005
AECOM(a)	124	11,498
Alamo Group, Inc.(a)	291	51,859
Albany International Corp., Class A	497	34,313
Allegion PLC (Ireland)	233	30,397
AMETEK, Inc.(a)	1,063	182,985
Argan, Inc.	152	19,938
Armstrong World Industries, Inc.(a)	1,211	170,606
Astec Industries, Inc.	209	7,200
Astronics Corp.*	596	14,405
Bloom Energy Corp., Class A*	3,239	63,679
Blue Bird Corp.(a)*	3,057	98,955
Builders FirstSource, Inc.*	577	72,090
Caterpillar, Inc.(a)	259	85,418
Chart Industries, Inc.*	1	144
Crane Co.(a)	152	23,283
Cummins, Inc.(a)	950	297,768
Curtiss-Wright Corp.	154	48,860
Deere & Co.(a)	348	163,334
DNOW, Inc.(a)*	1,430	24,424
Douglas Dynamics, Inc.	96	2,230
Dover Corp.(a)	1,495	262,642
EMCOR Group, Inc.(a)	806	297,922
Emerson Electric Co.(a)	1,624	178,055
Fortive Corp.	1,699	124,333
Franklin Electric Co., Inc.	769	72,194
Gates Industrial Corp. PLC (United Kingdom)*	7,743	142,549
GE Vernova, Inc.(a)	252	76,931
Generac Holdings, Inc.(a)*	2,315	293,195
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
General Dynamics Corp.(a)	651	$ 177,450
General Electric Co.	220	44,033
Gibraltar Industries, Inc.(a)*	826	48,453
Granite Construction, Inc.(a)	3,683	277,698
Griffon Corp.(a)	2,503	178,964
Hayward Holdings, Inc.(a)*	15,711	218,697
Helios Technologies, Inc.(a)	495	15,885
Hexcel Corp.(a)	6,135	335,953
Hillenbrand, Inc.(a)	895	21,605
Howmet Aerospace, Inc.(a)	1,439	186,681
Hubbell, Inc.	194	64,196
Hyster-Yale, Inc.	91	3,780
IES Holdings, Inc.(a)*	93	15,355
Illinois Tool Works, Inc.(a)	13	3,224
Intuitive Machines, Inc.(a)*	43,488	323,986
JBT Marel Corp.	1,295	158,249
Johnson Controls International PLC (Ireland)	11,979	959,638
Karat Packaging, Inc.	1	27
Kennametal, Inc.(a)	2,027	43,175
L3Harris Technologies, Inc.(a)	1,192	249,497
Lennox International, Inc.(a)	120	67,300
Lockheed Martin Corp.	279	124,632
Masco Corp.(a)	1,966	136,716
Mercury Systems, Inc.(a)*	3,208	138,233
MRC Global, Inc.(a)*	3,607	41,408
MSC Industrial Direct Co., Inc., Class A(a)	525	40,777
Mueller Water Products, Inc., Class A(a)	6,630	168,535
NEXTracker, Inc., Class A(a)*	1,298	54,698
Oshkosh Corp.(a)	3,988	375,191
Parker-Hannifin Corp.(a)	163	99,080
Pentair PLC (Ireland)	836	73,133
Powell Industries, Inc.(a)	639	108,841
Power Solutions International, Inc.*	147	3,716
Preformed Line Products Co.	2	280
Primoris Services Corp.(a)	5,982	343,427
Proto Labs, Inc.*	15	526
REV Group, Inc.(a)	1,090	34,444
Rockwell Automation, Inc.(a)	1,615	417,284
Sensata Technologies Holding PLC (United Kingdom)	8,927	216,658
Snap-on, Inc.(a)	537	180,974
SPX Technologies, Inc.*	1,110	142,946
Stanley Black & Decker, Inc.(a)	507	38,978

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Sterling Infrastructure, Inc.(a)*	1,187	$ 134,380
Trane Technologies PLC (Ireland)	338	113,879
Tutor Perini Corp.(a)*	2,714	62,910
V2X, Inc.*	816	40,025
Valmont Industries, Inc.(a)	1,165	332,456
Vertiv Holdings Co., Class A	1,783	128,733
Vicor Corp.*	281	13,145
Watsco, Inc.(a)	881	447,812
Watts Water Technologies, Inc., Class A	349	71,168
WESCO International, Inc.(a)	3,201	497,115
Westinghouse Air Brake Technologies Corp.	952	172,645
Worthington Enterprises, Inc.(a)	2,731	136,796
WW Grainger, Inc.(a)	38	37,537
Xylem, Inc.(a)	2,013	240,473
Zurn Elkay Water Solutions Corp.	867	28,594
		11,859,394
Commercial & Professional Services — 2.7%
Automatic Data Processing, Inc.(a)	855	261,228
Booz Allen Hamilton Holding Corp.	1,353	141,497
BrightView Holdings, Inc.(a)*	1,840	23,626
Broadridge Financial Solutions, Inc.(a)	505	122,442
Cintas Corp.(a)	708	145,515
Copart, Inc.*	923	52,233
CRA International, Inc.	9	1,559
CSG Systems International, Inc.	84	5,079
Driven Brands Holdings, Inc.*	65	1,114
Dun & Bradstreet Holdings, Inc.(a)	7,128	63,724
Exponent, Inc.	411	33,316
FTI Consulting, Inc.(a)*	317	52,013
HNI Corp.(a)	776	34,416
ICF International, Inc.(a)	1,110	94,317
Innodata, Inc.*	5,934	213,031
Jacobs Solutions, Inc.(a)	1,211	146,398
KBR, Inc.	576	28,691
Korn Ferry(a)	850	57,655
Leidos Holdings, Inc.(a)	479	64,636
ManpowerGroup, Inc.(a)	1,922	111,245
OPENLANE, Inc.(a)*	1,611	31,060
Parsons Corp.(a)*	1,411	83,545
Pitney Bowes, Inc.(a)	12,943	117,134
Pursuit Attractions and Hospitality, Inc.*	368	13,024
Republic Services, Inc.(a)	1,204	291,561
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Robert Half, Inc.	1,788	$ 97,535
Steelcase, Inc., Class A(a)	4,180	45,813
Tetra Tech, Inc.(a)	5,892	172,341
UniFirst Corp.(a)	450	78,300
Upwork, Inc.(a)*	19,371	252,792
Veralto Corp.(a)	1,674	163,131
Waste Connections, Inc. (Canada)	155	30,254
Willdan Group, Inc.*	164	6,678
		3,036,903
Consumer Discretionary Distribution & Retail — 4.5%
Abercrombie & Fitch Co., Class A*	982	74,995
Amazon.com, Inc.(a)*	3,994	759,898
American Eagle Outfitters, Inc.	5,861	68,105
Bath & Body Works, Inc.(a)	2,016	61,125
Best Buy Co., Inc.(a)	79	5,815
Buckle, Inc. (The)(a)	1,604	61,465
CarMax, Inc.*	2,300	179,216
Carvana Co.(a)*	1,640	342,891
eBay, Inc.(a)	3,003	203,393
Etsy, Inc.*	279	13,163
Five Below, Inc.(a)*	3,181	238,336
Gap, Inc. (The)	4,647	95,775
GigaCloud Technology, Inc., Class A (Cayman Islands)*	4,030	57,226
Home Depot, Inc. (The)	359	131,570
Lithia Motors, Inc.	86	25,244
LKQ Corp.(a)	4,164	177,137
Lowe's Cos., Inc.(a)	516	120,347
Macy's, Inc.	9,155	114,987
Monro, Inc.(a)	1,746	25,265
Nordstrom, Inc.	5,693	139,194
ODP Corp. (The)(a)*	1,223	17,526
Petco Health & Wellness Co., Inc.(a)*	11,801	35,993
Pool Corp.(a)	337	107,284
Ross Stores, Inc.	619	79,102
Sally Beauty Holdings, Inc.(a)*	5,853	52,853
Shoe Carnival, Inc.(a)	886	19,483
Signet Jewelers Ltd. (Bermuda)	3,974	230,730
TJX Cos., Inc. (The)(a)	2,777	338,239
Ulta Beauty, Inc.(a)*	416	152,481
Urban Outfitters, Inc.(a)*	10,492	549,781
Valvoline, Inc.(a)*	6,204	215,961
Williams-Sonoma, Inc.(a)	1,974	312,089
		5,006,669

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — 1.9%
Acushnet Holdings Corp.(a)	599	$ 41,127
Amer Sports, Inc. (Cayman Islands)*	382	10,211
Cavco Industries, Inc.(a)*	5	2,598
Champion Homes, Inc.(a)*	1,980	187,625
Cricut, Inc., Class A	180	927
Deckers Outdoor Corp.(a)*	2,993	334,647
Garmin Ltd. (Switzerland)	1,309	284,223
G-III Apparel Group Ltd.*	435	11,897
Hasbro, Inc.(a)	1,423	87,500
Kontoor Brands, Inc.(a)	1,064	68,234
Legacy Housing Corp.*	43	1,085
Leggett & Platt, Inc.	5,998	47,444
Levi Strauss & Co., Class A(a)	3,285	51,213
Mattel, Inc.*	1,494	29,028
Mohawk Industries, Inc.(a)*	368	42,018
NIKE, Inc., Class B	1,029	65,321
NVR, Inc.(a)*	13	94,177
Peloton Interactive, Inc., Class A(a)*	33,792	213,566
PulteGroup, Inc.	195	20,046
PVH Corp.(a)	40	2,586
Ralph Lauren Corp.(a)	700	154,518
Steven Madden Ltd.	1,874	49,923
Tapestry, Inc.	14	986
Under Armour, Inc., Class C(a)*	5,583	33,219
VF Corp.	3,156	48,981
Wolverine World Wide, Inc.(a)	6,550	91,111
YETI Holdings, Inc.*	4,697	155,471
		2,129,682
Consumer Services — 3.6%
Adtalem Global Education, Inc.*	571	57,465
Airbnb, Inc., Class A(a)*	2,603	310,954
BJ's Restaurants, Inc.*	499	17,096
Booking Holdings, Inc.	3	13,821
Bright Horizons Family Solutions, Inc.*	213	27,060
Brinker International, Inc.(a)*	3,536	527,041
Caesars Entertainment, Inc.(a)*	4,034	100,850
Carnival Corp. (Panama)*	10,803	210,983
Cheesecake Factory, Inc. (The)(a)	3,747	182,329
Churchill Downs, Inc.(a)	628	69,752
Cracker Barrel Old Country Store, Inc.	2,920	113,354
DoorDash, Inc., Class A(a)*	1,472	269,038
Expedia Group, Inc.(a)	642	107,920
Frontdoor, Inc.(a)*	1,051	40,379
Golden Entertainment, Inc.	335	8,841
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Graham Holdings Co., Class B	61	$ 58,613
International Game Technology PLC (United Kingdom)	2,990	48,617
Las Vegas Sands Corp.(a)	3,197	123,500
Life Time Group Holdings, Inc.(a)*	3,404	102,801
McDonald's Corp.	603	188,359
Red Rock Resorts, Inc., Class A	2,652	115,017
Royal Caribbean Cruises Ltd. (Liberia)	164	33,692
Rush Street Interactive, Inc.(a)*	17,960	192,531
Strategic Education, Inc.(a)	315	26,447
Stride, Inc.*	417	52,751
Texas Roadhouse, Inc.(a)	572	95,312
Universal Technical Institute, Inc.(a)*	2,426	62,300
Vail Resorts, Inc.(a)	2,218	354,924
Wynn Resorts Ltd.(a)	2,388	199,398
Yum! Brands, Inc.(a)	1,674	263,421
		3,974,566
Consumer Staples Distribution & Retail — 1.7%
Chefs' Warehouse, Inc. (The)*	804	43,786
Costco Wholesale Corp.(a)	383	362,234
Dollar Tree, Inc.*	1,031	77,397
Kroger Co. (The)(a)	2,950	199,685
PriceSmart, Inc.	15	1,318
Sysco Corp.(a)	3,591	269,469
Target Corp.(a)	5,082	530,357
United Natural Foods, Inc.(a)*	4,265	116,818
US Foods Holding Corp.*	887	58,063
Walmart, Inc.(a)	2,630	230,888
		1,890,015
Energy — 6.6%
Antero Resources Corp.(a)*	2,221	89,817
Baker Hughes Co.(a)	2,616	114,973
Baytex Energy Corp. (Canada)	78,552	175,171
Cactus, Inc., Class A(a)	99	4,537
Cameco Corp. (Canada)	5,253	216,214
Canadian Natural Resources Ltd. (Canada)	1,029	31,693
Centrus Energy Corp., Class A(a)*	6,668	414,816
ChampionX Corp.(a)	1,871	55,756
Chevron Corp.(a)	1,010	168,963
Core Natural Resources, Inc.(a)	707	54,510
Coterra Energy, Inc.(a)	8,124	234,784
CVR Energy, Inc.	8,904	172,738
Dorian LPG Ltd. (Marshall Islands)	4,265	95,280

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
EOG Resources, Inc.(a)	697	$ 89,383
Helix Energy Solutions Group, Inc.*	4,892	40,653
Kinder Morgan, Inc.(a)	1,276	36,404
Magnolia Oil & Gas Corp., Class A(a)	10,764	271,899
Marathon Petroleum Corp.	534	77,798
Murphy Oil Corp.(a)	5,663	160,829
Nordic American Tankers Ltd. (Bermuda)	4,952	12,182
Northern Oil & Gas, Inc.(a)	9,480	286,580
NOV, Inc.(a)	31,372	477,482
Oceaneering International, Inc.(a)*	1,354	29,531
Peabody Energy Corp.(a)	4,060	55,013
Schlumberger NV (Curacao)	3,894	162,769
Suncor Energy, Inc. (Canada)	14,962	579,329
TC Energy Corp. (Canada)	17,752	838,072
TechnipFMC PLC (United Kingdom)	2,664	84,422
Texas Pacific Land Corp.(a)	164	217,298
Tidewater, Inc.(a)*	3,610	152,595
Transocean Ltd. (Switzerland)*	143,264	454,147
Valero Energy Corp.(a)	2,162	285,535
Veren, Inc. (Canada)	160,163	1,060,279
Vermilion Energy, Inc. (Canada)	1,948	15,779
Weatherford International PLC (Ireland)	1,015	54,353
		7,271,584
Financial Services — 3.5%
Affirm Holdings, Inc.*	3,959	178,907
Berkshire Hathaway, Inc., Class B(a)*	658	350,438
Blackrock, Inc.(a)	93	88,023
CME Group, Inc.(a)	788	209,048
Coinbase Global, Inc., Class A(a)*	4,527	779,685
Euronet Worldwide, Inc.(a)*	1,469	156,963
FactSet Research Systems, Inc.	55	25,005
Fiserv, Inc.(a)*	1,729	381,815
Franklin Resources, Inc.(a)	2,821	54,304
Global Payments, Inc.(a)	1,316	128,863
Mastercard, Inc., Class A	211	115,653
Moody's Corp.	288	134,119
Morningstar, Inc.(a)	143	42,881
Nasdaq, Inc.(a)	1,739	131,921
PayPal Holdings, Inc.(a)*	5,269	343,802
Remitly Global, Inc.*	7,397	153,858
S&P Global, Inc.(a)	322	163,608
Sezzle, Inc.(a)*	2,161	75,397
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
T Rowe Price Group, Inc.(a)	814	$ 74,782
Visa, Inc., Class A(a)	860	301,396
		3,890,468
Food, Beverage & Tobacco — 4.7%
Altria Group, Inc.(a)	2,883	173,038
Boston Beer Co., Inc. (The), Class A(a)*	118	28,183
Brown-Forman Corp., Class B(a)	1,682	57,087
Cal-Maine Foods, Inc.(a)	4,029	366,236
Celsius Holdings, Inc.(a)*	4,771	169,943
Coca-Cola Co. (The)(a)	3,505	251,028
Conagra Brands, Inc.(a)	2,497	66,595
Constellation Brands, Inc., Class A(a)	915	167,921
Darling Ingredients, Inc.(a)*	11,171	348,982
Dole PLC (Ireland)	1,372	19,825
Fresh Del Monte Produce, Inc. (Cayman Islands)	1,362	41,990
Hershey Co. (The)(a)	1,458	249,362
Ingredion, Inc.(a)	2,697	364,661
J M Smucker Co. (The)(a)	3,686	436,459
Kellanova(a)	3,152	260,009
Keurig Dr Pepper, Inc.(a)	9,060	310,033
Kraft Heinz Co. (The)(a)	9,108	277,156
Lancaster Colony Corp.(a)	433	75,775
Molson Coors Beverage Co., Class B(a)	1,665	101,349
PepsiCo, Inc.(a)	761	114,104
Philip Morris International, Inc.(a)	878	139,365
Pilgrim's Pride Corp.(a)*	8,855	482,686
Post Holdings, Inc.(a)*	2,901	337,560
Seneca Foods Corp., Class A*	17	1,514
Tootsie Roll Industries, Inc.	135	4,250
Tyson Foods, Inc., Class A(a)	4,433	282,870
Utz Brands, Inc.(a)	2,006	28,245
Vita Coco Co., Inc. (The)(a)*	826	25,317
WK Kellogg Co.(a)	1,133	22,581
		5,204,124
Health Care Equipment & Services — 8.2%
Addus HomeCare Corp.(a)*	620	61,312
Alcon AG (Switzerland)	1,411	133,946
Align Technology, Inc.(a)*	4,158	660,540
Alignment Healthcare, Inc.*	6,510	121,216
Amedisys, Inc.(a)*	165	15,284
AMN Healthcare Services, Inc.*	621	15,190
Avanos Medical, Inc.(a)*	1,563	22,398

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Baxter International, Inc.(a)	23,826	$ 815,564
Bioventus, Inc., Class A*	219	2,004
Boston Scientific Corp.*	1,785	180,071
Centene Corp.(a)*	2,999	182,069
Cigna Group (The)	124	40,796
CVS Health Corp.	1,144	77,506
DaVita, Inc.*	979	149,758
Dexcom, Inc.(a)*	5,493	375,117
Doximity, Inc., Class A*	617	35,804
Edwards Lifesciences Corp.(a)*	2,904	210,482
Elevance Health, Inc.(a)	984	428,001
Encompass Health Corp.(a)	430	43,550
Envista Holdings Corp.(a)*	22,699	391,785
GE HealthCare Technologies, Inc.(a)	1,986	160,290
GeneDx Holdings Corp.(a)*	963	85,288
Globus Medical, Inc., Class A(a)*	7,974	583,697
HCA Healthcare, Inc.(a)	164	56,670
HealthEquity, Inc.*	422	37,292
Henry Schein, Inc.(a)*	9,795	670,859
Hologic, Inc.(a)*	4,064	251,033
ICU Medical, Inc.(a)*	1,204	167,187
Insulet Corp.(a)*	295	77,470
Intuitive Surgical, Inc.*	392	194,146
Labcorp Holdings, Inc.(a)	1,801	419,165
LifeStance Health Group, Inc.*	3,634	24,202
LivaNova PLC (United Kingdom)*	3,002	117,919
Masimo Corp.(a)*	3,656	609,090
Medtronic PLC (Ireland)	669	60,116
Omnicell, Inc.(a)*	3,453	120,717
Pediatrix Medical Group, Inc.(a)*	4,368	63,292
ResMed, Inc.(a)	493	110,358
Select Medical Holdings Corp.(a)	5,004	83,567
STERIS PLC (Ireland)	287	65,049
Stryker Corp.(a)	383	142,572
Teleflex, Inc.(a)	1,170	161,682
Universal Health Services, Inc., Class B(a)	4,669	877,305
Waystar Holding Corp.*	972	36,314
		9,137,673
Household & Personal Products — 1.3%
Central Garden & Pet Co., Class A(a)*	1,255	41,076
Church & Dwight Co., Inc.(a)	2,100	231,189
Clorox Co. (The)	944	139,004
Colgate-Palmolive Co.(a)	2,255	211,293
Coty, Inc., Class A(a)*	35,306	193,124
	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Edgewell Personal Care Co.(a)	955	$ 29,806
Energizer Holdings, Inc.(a)	681	20,376
Estee Lauder Cos., Inc. (The), Class A(a)	2,297	151,602
Honest Co., Inc. (The)(a)*	6,269	29,464
Kimberly-Clark Corp.(a)	1,328	188,868
Oddity Tech Ltd., Class A (Israel)*	736	31,839
Oil-Dri Corp. of America	29	1,332
Olaplex Holdings, Inc.*	913	1,159
Procter & Gamble Co. (The)(a)	954	162,581
		1,432,713
Materials — 6.5%
Agnico Eagle Mines Ltd. (Canada)	2,298	249,126
Alcoa Corp.(a)	5,618	171,349
Alpha Metallurgical Resources, Inc.(a)*	1,801	225,575
AptarGroup, Inc.(a)	149	22,109
Ashland, Inc.(a)	1,184	70,199
Avery Dennison Corp.(a)	991	176,368
Avient Corp.(a)	2,489	92,491
Axalta Coating Systems Ltd. (Bermuda)*	1,897	62,923
Balchem Corp.(a)	128	21,248
Ball Corp.(a)	3,107	161,781
Cabot Corp.(a)	1,882	156,469
Carpenter Technology Corp.(a)	317	57,434
CF Industries Holdings, Inc.(a)	7,286	569,401
Commercial Metals Co.(a)	2,557	117,648
Corteva, Inc.(a)	4,909	308,923
Crown Holdings, Inc.(a)	427	38,114
DuPont de Nemours, Inc.(a)	3,229	241,142
Eastman Chemical Co.(a)	3,360	296,050
Ecolab, Inc.(a)	96	24,338
Element Solutions, Inc.(a)	6,309	142,646
FMC Corp.(a)	7,910	333,723
Fortuna Mining Corp. (Canada)*	21,745	132,644
Huntsman Corp.	1,695	26,764
Ingevity Corp.(a)*	966	38,244
Innospec, Inc.(a)	106	10,044
International Flavors & Fragrances, Inc.(a)	2,561	198,759
International Paper Co.(a)	2,395	127,773
Kinross Gold Corp. (Canada)	12,001	151,333
Linde PLC (Ireland)	490	228,164
LyondellBasell Industries NV, Class A (Netherlands)	6,061	426,694

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Minerals Technologies, Inc.(a)	599	$ 38,078
New Gold, Inc. (Canada)*	110,466	409,829
NewMarket Corp.(a)	164	92,898
Newmont Corp.(a)	11,610	560,531
Nucor Corp.	602	72,445
Orla Mining Ltd. (Canada)*	106	991
Pactiv Evergreen, Inc.	2,179	39,244
Pan American Silver Corp. (Canada)	8,516	219,968
PPG Industries, Inc.(a)	1,288	140,843
Quaker Chemical Corp.(a)	601	74,290
Royal Gold, Inc.(a)	376	61,480
Silgan Holdings, Inc.(a)	1,425	72,846
Southern Copper Corp.(a)	2,687	251,127
Stepan Co.	368	20,255
SunCoke Energy, Inc.(a)	2,249	20,691
Teck Resources Ltd., Class B (Canada)	987	35,956
United States Lime & Minerals, Inc.(a)	362	31,994
Wheaton Precious Metals Corp. (Canada)	2,712	210,533
		7,233,475
Media & Entertainment — 3.9%
Alphabet, Inc., Class A(a)	4,598	711,035
Bumble, Inc., Class A(a)*	24,756	107,441
Cable One, Inc.(a)	120	31,892
Cinemark Holdings, Inc.	2,843	70,762
Comcast Corp., Class A	1,029	37,970
Electronic Arts, Inc.(a)	551	79,631
EverQuote, Inc., Class A(a)*	4,182	109,527
Fox Corp., Class A(a)	2,978	168,555
Getty Images Holdings, Inc.*	566	979
IAC, Inc.(a)*	1,165	53,520
Interpublic Group of Cos., Inc. (The)(a)	2,782	75,559
John Wiley & Sons, Inc., Class A(a)	59	2,629
Madison Square Garden Entertainment Corp.(a)*	938	30,710
Match Group, Inc.	2,806	87,547
Meta Platforms, Inc., Class A(a)	1,915	1,103,729
Netflix, Inc.(a)*	233	217,280
News Corp., Class A(a)	4,901	133,405
Omnicom Group, Inc.(a)	2,200	182,402
Roku, Inc.(a)*	779	54,873
Shutterstock, Inc.	1,865	34,745
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Spotify Technology SA (Luxembourg)*	309	$ 169,959
TEGNA, Inc.(a)	4,201	76,542
Trade Desk, Inc. (The), Class A*	77	4,214
Vimeo, Inc.(a)*	9,285	48,839
Walt Disney Co. (The)(a)	2,510	247,737
Warner Bros Discovery, Inc.(a)*	34,333	368,393
Yelp, Inc.(a)*	1,387	51,361
Ziff Davis, Inc.*	1,398	52,537
		4,313,773
Pharmaceuticals, Biotechnology & Life Sciences — 6.0%
ADMA Biologics, Inc.(a)*	10,686	212,010
Alkermes PLC (Ireland)*	10,285	339,611
Amgen, Inc.	324	100,942
Amneal Pharmaceuticals, Inc.(a)*	4,836	40,526
Amphastar Pharmaceuticals, Inc.(a)*	1,515	43,920
ARS Pharmaceuticals, Inc.*	47	591
Aurinia Pharmaceuticals, Inc. (Canada)*	22	177
Avantor, Inc.(a)*	600	9,726
Bausch Health Cos., Inc. (Canada)*	1,901	12,300
BioMarin Pharmaceutical, Inc.(a)*	888	62,773
Bio-Rad Laboratories, Inc., Class A(a)*	638	155,391
Bristol-Myers Squibb Co.(a)	2,709	165,222
Charles River Laboratories International, Inc.(a)*	1,335	200,944
Dynavax Technologies Corp.*	4,129	53,553
Elanco Animal Health, Inc.(a)*	30,962	325,101
Eli Lilly & Co.	86	71,028
Exelixis, Inc.(a)*	1,716	63,355
Fortrea Holdings, Inc.(a)*	10,426	78,716
Harmony Biosciences Holdings, Inc.(a)*	1,343	44,574
Illumina, Inc.*	371	29,435
Incyte Corp.(a)*	4,033	244,198
Innoviva, Inc.(a)*	3,629	65,794
IQVIA Holdings, Inc.(a)*	1,021	180,002
Jazz Pharmaceuticals PLC (Ireland)*	5,538	687,543
Johnson & Johnson(a)	1,004	166,503
Krystal Biotech, Inc.*	334	60,220
Ligand Pharmaceuticals, Inc.*	373	39,217
Merck & Co., Inc.(a)	7,222	648,247
Mesa Laboratories, Inc.	2	237
Niagen Bioscience, Inc.*	90	621
Pfizer, Inc.(a)	13,955	353,620

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
QIAGEN NV (Netherlands)	4,333	$ 173,970
Regeneron Pharmaceuticals, Inc.(a)	1,209	766,784
Repligen Corp.(a)*	2,418	307,666
Supernus Pharmaceuticals, Inc.(a)*	2,244	73,491
Thermo Fisher Scientific, Inc.(a)	333	165,701
United Therapeutics Corp.(a)*	810	249,699
Viatris, Inc.(a)	16,927	147,434
West Pharmaceutical Services, Inc.	453	101,418
Xeris Biopharma Holdings, Inc.*	1,192	6,544
Zoetis, Inc.(a)	1,286	211,740
		6,660,544
Semiconductors & Semiconductor Equipment — 4.8%
Advanced Micro Devices, Inc.(a)*	1,333	136,952
Ambarella, Inc. (Cayman Islands)*	1,406	70,764
Axcelis Technologies, Inc.(a)*	1,034	51,359
Broadcom, Inc.(a)	10,603	1,775,260
Cirrus Logic, Inc.(a)*	962	95,868
Enphase Energy, Inc.(a)*	11,110	689,375
FormFactor, Inc.*	336	9,505
GLOBALFOUNDRIES, Inc. (Cayman Islands)*	4,375	161,481
Lam Research Corp.	308	22,392
Microchip Technology, Inc.	683	33,064
Micron Technology, Inc.(a)	2,598	225,740
Monolithic Power Systems, Inc.(a)	172	99,757
NVIDIA Corp.(a)	4,084	442,624
Photronics, Inc.(a)*	2,763	57,360
Power Integrations, Inc.	106	5,353
QUALCOMM, Inc.(a)	3,296	506,299
Semtech Corp.(a)*	13,482	463,781
Skyworks Solutions, Inc.	652	42,139
Teradyne, Inc.(a)	4,452	367,735
Universal Display Corp.	85	11,856
		5,268,664
Software & Services — 8.0%
Accenture PLC, Class A (Ireland)	951	296,750
ACI Worldwide, Inc.(a)*	5,548	303,531
Adobe, Inc.(a)*	1,488	570,693
Alarm.com Holdings, Inc.(a)*	3,550	197,558
Appian Corp., Class A(a)*	175	5,042
ASGN, Inc.(a)*	384	24,200
AvePoint, Inc.(a)*	6,098	88,055
BlackBerry Ltd. (Canada)*	12,146	45,790
BlackLine, Inc.(a)*	1,746	84,541
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Cadence Design Systems, Inc.(a)*	256	$ 65,109
Clear Secure, Inc., Class A	2,958	76,642
Clearwater Analytics Holdings, Inc., Class A(a)*	7,829	209,817
Daily Journal Corp.*	2	795
Docebo, Inc. (Canada)*	3	86
Docusign, Inc.(a)*	7,343	597,720
DoubleVerify Holdings, Inc.(a)*	8,177	109,327
DXC Technology Co.(a)*	9,376	159,861
Dynatrace, Inc.*	548	25,838
Elastic NV (Netherlands)*	115	10,247
EPAM Systems, Inc.*	16	2,701
Fair Isaac Corp.(a)*	9	16,597
Fortinet, Inc.(a)*	3,666	352,889
Gartner, Inc.(a)*	455	190,982
Gen Digital, Inc.(a)	3,694	98,039
GoDaddy, Inc., Class A(a)*	1,321	237,965
I3 Verticals, Inc., Class A(a)*	669	16,504
Informatica, Inc., Class A(a)*	2,369	41,339
InterDigital, Inc.(a)	2,593	536,103
International Business Machines Corp.(a)	962	239,211
Kyndryl Holdings, Inc.(a)*	5,272	165,541
LiveRamp Holdings, Inc.*	2,624	68,591
Microsoft Corp.(a)	1,042	391,156
NCR Voyix Corp.(a)*	5,799	56,540
NextNav, Inc.*	1,580	19,229
Nutanix, Inc., Class A*	788	55,010
Okta, Inc.(a)*	7,962	837,762
OneSpan, Inc.	1,124	17,141
Palantir Technologies, Inc., Class A*	1,821	153,692
Palo Alto Networks, Inc.(a)*	2,289	390,595
Pegasystems, Inc.	77	5,353
Q2 Holdings, Inc.(a)*	1,672	133,777
Qualys, Inc.(a)*	573	72,158
Rubrik, Inc., Class A*	1,000	60,980
Salesforce, Inc.(a)	3,173	851,506
ServiceNow, Inc.(a)*	275	218,939
Teradata Corp.(a)*	2,684	60,336
Tyler Technologies, Inc.*	152	88,371
Verint Systems, Inc.*	145	2,588
VeriSign, Inc.(a)*	300	76,161
Workday, Inc., Class A(a)*	1,785	416,851
Yext, Inc.(a)*	4,323	26,630
Zoom Communications, Inc.(a)*	2,020	149,015
		8,921,854

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — 4.7%
ADTRAN Holdings, Inc.*	2,881	$ 25,122
Apple, Inc.(a)	1,100	244,343
Arista Networks, Inc.(a)*	8,772	679,655
Avnet, Inc.(a)	654	31,451
Benchmark Electronics, Inc.(a)	1,786	67,922
CDW Corp.	600	96,156
Celestica, Inc. (Canada)*	3,613	284,741
CompoSecure, Inc., Class A(a)	3,946	42,893
Corning, Inc.(a)	2,118	96,962
Daktronics, Inc.*	22	268
Dell Technologies, Inc., Class C(a)	2,920	266,158
Digi International, Inc.*	386	10,742
ePlus, Inc.(a)*	777	47,420
F5, Inc.(a)*	663	176,537
Hewlett Packard Enterprise Co.	7,964	122,884
HP, Inc.	4,610	127,651
IPG Photonics Corp.(a)*	421	26,582
Itron, Inc.(a)*	2,067	216,539
Jabil, Inc.(a)	286	38,916
Juniper Networks, Inc.(a)	5,673	205,306
Knowles Corp.(a)*	3,111	47,287
NetApp, Inc.(a)	1,399	122,888
NetScout Systems, Inc.(a)*	1,514	31,809
Novanta, Inc. (Canada)*	870	111,247
PAR Technology Corp.(a)*	1,543	94,648
Plexus Corp.(a)*	920	117,880
Ribbon Communications, Inc.*	360	1,411
Rogers Corp.(a)*	1,055	71,244
ScanSource, Inc.(a)*	1,325	45,063
Seagate Technology Holdings PLC (Ireland)	6,430	546,228
TD SYNNEX Corp.	283	29,421
TE Connectivity PLC (Ireland)	651	91,999
Teledyne Technologies, Inc.(a)*	291	144,834
Trimble, Inc.*	1,222	80,224
Viavi Solutions, Inc.(a)*	6,723	75,230
Western Digital Corp.(a)*	12,058	487,505
Zebra Technologies Corp., Class A(a)*	944	266,737
		5,173,903
Telecommunication Services — 0.6%
AT&T, Inc.	3,566	100,846
Iridium Communications, Inc.(a)	11,091	303,006
TELUS Corp. (Canada)	4,475	64,172
	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
T-Mobile US, Inc.(a)	442	$ 117,886
Verizon Communications, Inc.	999	45,315
		631,225
Transportation — 2.1%
Air Transport Services Group, Inc.*	233	5,229
CH Robinson Worldwide, Inc.	1,656	169,574
Covenant Logistics Group, Inc.	90	1,998
CSX Corp.(a)	4,907	144,413
Delta Air Lines, Inc.(a)	11,918	519,625
Expeditors International of Washington, Inc.	616	74,074
FedEx Corp.(a)	1,246	303,750
Forward Air Corp.(a)*	2,233	44,861
Genco Shipping & Trading Ltd. (Marshall Islands)	1,602	21,403
Golden Ocean Group Ltd. (Bermuda)	5,206	41,544
Heartland Express, Inc.	534	4,923
JB Hunt Transport Services, Inc.(a)	1,438	212,752
Matson, Inc.(a)	567	72,672
SkyWest, Inc.(a)*	1,263	110,348
Uber Technologies, Inc.(a)*	1,871	136,321
Union Pacific Corp.(a)	783	184,976
United Parcel Service, Inc., Class B(a)	1,283	141,117
Werner Enterprises, Inc.(a)	3,219	94,317
XPO, Inc.*	384	41,311
		2,325,208
Utilities — 3.5%
American Water Works Co., Inc.(a)	1,040	153,421
Atmos Energy Corp.(a)	765	118,254
Brookfield Renewable Corp. (Canada)	4,334	121,005
Consolidated Edison, Inc.	1,153	127,510
Constellation Energy Corp.(a)	7,705	1,553,559
Dominion Energy, Inc.(a)	6,486	363,670
Edison International	3,392	199,857
Evergy, Inc.(a)	7,090	488,855
MDU Resources Group, Inc.	7,892	133,454
National Fuel Gas Co.(a)	1,388	109,916
NRG Energy, Inc.(a)	1,364	130,207
Pinnacle West Capital Corp.	2,235	212,884
Southern Co. (The)(a)	930	85,514

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Southwest Gas Holdings, Inc.(a)	829	$ 59,522
Vistra Corp.(a)	355	41,691
		3,899,319
TOTAL COMMON STOCKS (Cost $103,343,282)		100,205,537
SHORT-TERM INVESTMENT — 1.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(b)	1,653,695	1,653,695
TOTAL SHORT-TERM INVESTMENT (Cost $1,653,695)		1,653,695

TOTAL INVESTMENTS - 91.9% (Cost $104,996,977)		101,859,232
OTHER ASSETS IN EXCESS OF LIABILITIES - 8.1%		8,959,419
NET ASSETS - 100.0%		$110,818,651

(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
(b)	Rate disclosed is the 7-day yield at March 31, 2025.
*	Non-income producing.
PLC	Public Limited Company
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
The portfolio matures between August 29, 2025 and March 18, 2030, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps, which represents (65.0)% of net assets as of March 31, 2025:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Adient PLC (Ireland)*	USFF +0.250%	Weekly	MS	09/13/29	4,371	$75,441	$56,211	$(16,031)
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,079	32,364	30,913	183
Dorman Products, Inc.	USFF +0.250%	Weekly	MS	01/12/29	147	16,608	17,719	1,815
Ford Motor Co.	USFF +0.250%	Weekly	MS	09/13/29	15,966	157,031	160,139	14,555
General Motors Co.	USFF +0.250%	Weekly	MS	07/11/28	7,361	366,121	346,188	(3,051)
Gentex Corp.	USFF +0.250%	Weekly	MS	09/13/29	2,278	62,015	53,077	(6,309)
Gentherm, Inc.	USFF +0.250%	Weekly	MS	09/13/29	757	30,172	20,242	(8,651)
LCI Industries	USFF +0.250%	Weekly	MS	01/12/29	631	64,972	55,168	(6,178)
Lear Corp.	USFF +0.250%	Weekly	MS	01/22/30	540	51,571	47,639	(1,330)
Magna International, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	1,650	63,637	56,084	(4,175)
Phinia, Inc.	USFF +0.250%	Weekly	MS	09/13/29	2,175	106,624	92,285	(9,068)
Visteon Corp.	USFF +0.250%	Weekly	MS	01/07/27	1,409	125,326	109,367	(10,646)
					38,364	1,151,882	1,045,032	(48,886)
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	01/12/29	394	39,116	57,863	21,443
Acuity, Inc.	USFF +0.250%	Weekly	MS	07/11/28	77	22,673	20,278	(1,421)
AECOM	USFF +0.250%	Weekly	MS	01/22/30	407	43,813	37,741	(4,214)
Alamo Group, Inc.	USFF +0.250%	Weekly	MS	09/13/29	391	72,120	69,680	690
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/12/29	922	163,407	158,713	2,581
Armstrong World Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	65	9,131	9,157	449
Blue Bird Corp.	USFF +0.250%	Weekly	MS	09/13/29	727	28,337	23,533	(3,603)
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	09/13/29	11	3,951	3,628	(140)
Chart Industries, Inc.	USFF +0.250%	Weekly	MS	09/13/29	174	23,584	25,119	2,534
Crane Co.	USFF +0.250%	Weekly	MS	01/22/30	24	4,133	3,676	(277)
Cummins, Inc.	USFF +0.250%	Weekly	MS	07/11/28	255	80,946	79,927	3,486
Curtiss-Wright Corp.	USFF +0.250%	Weekly	MS	01/22/30	10	3,373	3,173	(102)
Deere & Co.	USFF +0.250%	Weekly	MS	03/12/29	143	56,561	67,117	13,473
DNOW, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,162	15,267	19,847	5,387
Dover Corp.	USFF +0.250%	Weekly	MS	01/12/29	911	179,006	160,044	(10,630)
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	09/13/29	407	187,311	150,439	(28,869)
Emerson Electric Co.	USFF +0.250%	Weekly	MS	09/13/29	1,549	183,908	169,832	(6,161)
Gates Industrial Corp. PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/22/30	1,890	42,571	34,795	(5,972)
GE Vernova, Inc.	USFF +0.250%	Weekly	MS	01/12/29	60	7,747	18,317	10,913
Generac Holdings, Inc.	USFF +0.250%	Weekly	MS	09/13/29	2,101	330,712	266,092	(50,599)
General Dynamics Corp.	USFF +0.250%	Weekly	MS	01/22/30	1,108	282,179	302,019	31,955
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Gibraltar Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	513	$30,603	$30,093	$787
Granite Construction, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,135	98,683	85,579	(9,240)
Griffon Corp.	USFF +0.250%	Weekly	MS	01/10/28	179	11,031	12,799	3,412
Hayward Holdings, Inc.	USFF +0.250%	Weekly	MS	03/12/29	4,370	62,635	60,830	637
Helios Technologies, Inc.	USFF +0.250%	Weekly	MS	07/06/26	626	29,027	20,088	(7,685)
Hexcel Corp.	USFF +0.250%	Weekly	MS	01/22/30	4,429	293,131	242,532	(37,927)
Hillenbrand, Inc.	USFF -0.250%	Weekly	MS	07/06/26	1,139	36,288	27,495	(6,887)
IES Holdings, Inc.	USFF +0.250%	Weekly	MS	09/13/29	98	20,682	16,181	(3,624)
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,088	271,757	269,835	12,069
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	03/12/29	779	57,459	62,406	7,834
Kennametal, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,572	108,905	97,384	(5,828)
L3Harris Technologies, Inc.	USFF +0.250%	Weekly	MS	09/13/29	987	205,534	206,589	10,960
Lennox International, Inc.	USFF +0.250%	Weekly	MS	01/22/30	73	42,138	40,941	591
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	630	43,758	43,810	2,877
Mercury Systems, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,455	62,965	62,696	2,401
MRC Global, Inc.	USFF +0.250%	Weekly	MS	03/12/29	871	11,115	9,999	(645)
MSC Industrial Direct Co., Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	1,023	80,150	79,456	3,246
Mueller Water Products, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	3,278	69,851	83,327	16,856
NEXTracker, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	3,798	138,675	160,048	27,252
Oshkosh Corp.	USFF +0.250%	Weekly	MS	01/22/30	1,123	126,058	105,652	(14,489)
Parker-Hannifin Corp.	USFF +0.250%	Weekly	MS	01/22/30	201	138,936	122,178	(10,510)
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	03/12/29	1,803	174,824	157,726	(9,228)
Powell Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	16	1,982	2,725	1,836
Primoris Services Corp.	USFF +0.250%	Weekly	MS	09/13/29	1,324	105,218	76,011	(24,554)
REV Group, Inc.	USFF +0.250%	Weekly	MS	09/13/29	2,681	88,399	84,720	129
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	233	69,175	78,523	14,042
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	07/11/28	231	19,017	17,759	67
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	09/13/29	761	116,107	86,153	(25,032)
Toro Co. (The)	USFF +0.250%	Weekly	MS	09/13/29	2,427	194,581	176,564	(9,007)
Trane Technologies PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	198	69,372	66,710	747
Tutor Perini Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,504	34,473	34,863	1,851
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Valmont Industries, Inc.	USFF +0.250%	Weekly	MS	03/12/29	294	$85,131	$83,899	$2,835
WESCO International, Inc.	USFF +0.250%	Weekly	MS	01/22/30	381	70,079	59,169	(7,766)
Worthington Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/11/28	712	33,199	35,664	4,092
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/06/26	189	194,104	186,700	1,556
					57,909	4,974,888	4,668,094	(75,422)
Commercial & Professional Services
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	09/13/29	184	55,292	56,218	3,795
Booz Allen Hamilton Holding Corp.	USFF +0.250%	Weekly	MS	01/22/30	28	3,574	2,928	(479)
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	03/12/29	72	15,256	17,457	4,305
Dun & Bradstreet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,126	21,106	19,006	(1,450)
HNI Corp.	USFF +0.250%	Weekly	MS	09/13/29	29	1,355	1,286	(33)
ICF International, Inc.	USFF +0.250%	Weekly	MS	03/12/29	697	83,313	59,224	(20,854)
Innodata, Inc.	USFF +0.250%	Weekly	MS	09/13/29	2,592	89,436	93,053	7,408
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	03/12/29	442	52,962	53,433	2,985
Korn Ferry	USFF +0.250%	Weekly	MS	03/12/29	128	8,691	8,682	516
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,634	222,887	220,492	8,164
ManpowerGroup, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,224	70,543	70,845	3,293
Pitney Bowes, Inc.	USFF +0.250%	Weekly	MS	09/13/29	2,156	16,529	19,512	3,828
Republic Services, Inc.	USFF +0.250%	Weekly	MS	09/13/29	20	3,978	4,843	1,045
Steelcase, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	938	10,780	10,280	166
Tetra Tech, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,929	98,421	85,673	(8,861)
UniFirst Corp.	USFF +0.250%	Weekly	MS	03/12/29	215	39,878	37,410	(665)
Upwork, Inc.	USFF +0.250%	Weekly	MS	09/13/29	8,260	132,606	107,793	(19,191)
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	751	69,447	73,185	6,894
					24,425	996,054	941,320	(9,134)
Consumer Discretionary Distribution & Retail
Abercrombie & Fitch Co., Class A	USFF +0.250%	Weekly	MS	01/22/30	1,536	188,530	117,304	(63,232)
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/08/27	574	107,256	109,209	6,500
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	49	3,896	3,607	31
Buckle, Inc. (The)	USFF +0.250%	Weekly	MS	01/22/30	109	4,805	4,177	(425)
eBay, Inc.	USFF +0.250%	Weekly	MS	07/11/28	350	20,159	23,706	4,931
Etsy, Inc.	USFF +0.250%	Weekly	MS	09/13/29	584	29,789	27,553	(1,578)
Five Below, Inc.	USFF +0.250%	Weekly	MS	09/13/29	3,029	287,428	226,948	(48,294)
Gap, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	3,232	69,219	66,612	1,045
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
GigaCloud Technology, Inc., Class A (Cayman Islands)	USFF +0.250%	Weekly	MS	09/13/29	1,016	$18,105	$14,427	$(2,911)
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	09/13/29	67	26,772	24,555	(920)
LKQ Corp.	USFF +0.250%	Weekly	MS	09/13/29	1,530	57,409	65,086	11,018
Monro, Inc.	USFF +0.250%	Weekly	MS	07/11/28	779	17,302	11,272	(4,989)
ODP Corp. (The)	USFF +0.250%	Weekly	MS	09/13/29	378	9,015	5,417	(3,217)
Petco Health & Wellness Co., Inc.	USFF +0.250%	Weekly	MS	09/13/29	15,544	57,583	47,409	(7,732)
Pool Corp.	USFF +0.250%	Weekly	MS	09/13/29	671	221,578	213,613	2,234
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	01/12/29	210	29,258	26,836	(953)
Sally Beauty Holdings, Inc.	USFF +0.250%	Weekly	MS	09/13/29	7,362	80,028	66,479	(10,157)
Shoe Carnival, Inc.	USFF +0.250%	Weekly	MS	09/13/29	469	13,838	10,313	(3,377)
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	09/13/29	291	119,782	106,663	(8,040)
Valvoline, Inc.	USFF +0.250%	Weekly	MS	01/22/30	319	12,627	11,104	(988)
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	03/12/29	69	9,021	10,909	2,346
					38,168	1,383,400	1,193,199	(128,708)
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF +0.250%	Weekly	MS	09/13/29	667	43,162	45,796	4,656
Cavco Industries, Inc.	USFF +0.250%	Weekly	MS	01/22/30	43	21,998	22,344	1,278
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	01/22/30	1,460	249,763	163,243	(75,930)
Hasbro, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,853	161,495	175,431	23,657
Kontoor Brands, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,210	103,355	77,597	(21,493)
Leggett & Platt, Inc.	USFF +0.250%	Weekly	MS	09/13/29	3,389	33,581	26,807	(5,181)
Levi Strauss & Co., Class A	USFF +0.250%	Weekly	MS	01/22/30	20	365	312	(35)
Mohawk Industries, Inc.	USFF +0.250%	Weekly	MS	09/13/29	596	72,512	68,051	(1,387)
NVR, Inc.	USFF +0.250%	Weekly	MS	09/13/29	4	32,343	28,978	(1,995)
Peloton Interactive, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	34,210	226,663	216,207	(846)
PVH Corp.	USFF +0.250%	Weekly	MS	01/22/30	425	34,462	27,472	(5,711)
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	07/11/28	335	77,045	73,948	899
TopBuild Corp.	USFF +0.250%	Weekly	MS	09/13/29	187	57,999	57,026	1,399
Under Armour, Inc., Class C	USFF +0.250%	Weekly	MS	03/12/29	1,584	11,290	9,425	(1,387)
Wolverine World Wide, Inc.	USFF +0.250%	Weekly	MS	09/13/29	8,576	193,913	119,292	(66,723)
YETI Holdings, Inc.	USFF +0.250%	Weekly	MS	09/13/29	831	30,817	27,506	(2,005)
					56,390	1,350,763	1,139,435	(150,804)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services
Adtalem Global Education, Inc.	USFF +0.250%	Weekly	MS	01/22/30	85	$8,874	$8,554	$56
Booking Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	20	92,850	92,138	3,416
Brinker International, Inc.	USFF +0.250%	Weekly	MS	01/22/30	673	114,163	100,311	(9,012)
Carnival Corp. (Panama)	USFF +0.250%	Weekly	MS	09/13/29	483	11,584	9,433	(1,661)
Frontdoor, Inc.	USFF +0.250%	Weekly	MS	07/11/28	72	2,329	2,766	645
Life Time Group Holdings, Inc.	USFF +0.250%	Weekly	MS	09/13/29	212	4,606	6,402	3,316
McDonald's Corp.	USFF +0.250%	Weekly	MS	09/13/29	681	195,530	212,724	26,689
Rush Street Interactive, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,808	26,163	30,102	5,136
Strategic Education, Inc.	USFF +0.250%	Weekly	MS	01/12/29	152	14,182	12,762	(682)
Stride, Inc.	USFF +0.250%	Weekly	MS	01/22/30	773	104,677	97,785	(2,454)
Texas Roadhouse, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2	349	333	1
Universal Technical Institute, Inc.	USFF +0.250%	Weekly	MS	01/22/30	79	2,282	2,029	(156)
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	03/12/29	236	18,971	19,706	1,361
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	03/12/29	507	66,176	79,782	16,875
					6,783	662,736	674,827	43,530
Consumer Staples Distribution & Retail
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	01/22/30	52	54,154	49,181	(2,664)
Dollar Tree, Inc.	USFF +0.250%	Weekly	MS	09/13/29	2,977	209,737	223,483	22,639
Kroger Co. (The)	USFF +0.250%	Weekly	MS	01/22/30	349	22,738	23,624	1,962
PriceSmart, Inc.	USFF +0.250%	Weekly	MS	09/13/29	321	28,940	28,200	674
Sysco Corp.	USFF +0.250%	Weekly	MS	03/12/29	1,176	83,966	88,247	8,466
Target Corp.	USFF +0.250%	Weekly	MS	07/11/28	671	90,855	70,026	(14,705)
United Natural Foods, Inc.	USFF +0.250%	Weekly	MS	09/13/29	4,973	137,361	136,210	4,673
Walmart, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,666	170,159	146,258	(16,127)
					12,185	797,910	765,229	4,918
Energy
Cactus, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	518	29,682	23,740	(4,616)
ChampionX Corp.	USFF +0.250%	Weekly	MS	09/13/29	240	6,244	7,152	1,537
Chevron Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,639	539,848	608,768	100,791
CNX Resources Corp.	USFF +0.250%	Weekly	MS	01/22/30	1,605	45,117	50,525	7,822
Core Natural Resources, Inc.	USFF +0.250%	Weekly	MS	01/10/28	618	63,395	47,648	(15,096)
Coterra Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	41	944	1,185	308
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,901	360,810	372,024	29,160
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	01/22/30	12,433	339,691	354,713	29,425
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Northern Oil & Gas, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,009	$35,982	$30,502	$(4,235)
NOV, Inc.	USFF +0.250%	Weekly	MS	09/13/29	11,342	174,720	172,625	6,382
Oceaneering International, Inc.	USFF +0.250%	Weekly	MS	09/13/29	2,988	75,894	65,168	(7,688)
Schlumberger NV (Curacao)	USFF +0.250%	Weekly	MS	09/13/29	873	32,288	36,491	5,820
Texas Pacific Land Corp.	USFF +0.250%	Weekly	MS	01/22/30	24	32,681	31,800	542
Tidewater, Inc.	USFF +0.250%	Weekly	MS	09/13/29	391	19,575	16,528	(2,217)
Transocean Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	09/13/29	26,657	105,750	84,503	(16,764)
Valero Energy Corp.	USFF +0.250%	Weekly	MS	09/13/29	471	63,215	62,205	1,822
Vermilion Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	09/13/29	2,633	23,809	21,327	(1,214)
Weatherford International PLC (Ireland)	USFF +0.250%	Weekly	MS	09/13/29	797	54,868	42,679	(9,661)
					69,180	2,004,513	2,029,583	122,118
Financial Services
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	08/29/25	181	51,335	96,397	47,238
Blackrock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	33	23,433	31,234	9,134
Corpay, Inc.	USFF +0.250%	Weekly	MS	09/13/29	773	264,273	269,561	16,493
Euronet Worldwide, Inc.	USFF +0.250%	Weekly	MS	03/12/29	226	21,856	24,148	3,491
FactSet Research Systems, Inc.	USFF +0.250%	Weekly	MS	09/13/29	130	59,906	59,103	1,560
Fiserv, Inc.	USFF +0.250%	Weekly	MS	09/13/29	560	115,819	123,665	12,756
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	07/08/27	863	19,060	16,613	1,070
Global Payments, Inc.	USFF +0.250%	Weekly	MS	09/13/29	937	101,916	91,751	(5,591)
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	173	96,977	94,825	1,836
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,616	126,587	122,590	1,904
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,048	227,827	198,882	(19,285)
S&P Global, Inc.	USFF +0.250%	Weekly	MS	03/12/29	122	59,710	61,988	5,002
Sezzle, Inc.	USFF +0.250%	Weekly	MS	09/13/29	4,200	170,967	146,538	(17,180)
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	233	23,381	21,406	2,240
					13,095	1,363,047	1,358,701	60,668
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,139	211,851	248,423	53,109
Boston Beer Co., Inc. (The), Class A	USFF +0.250%	Weekly	MS	09/13/29	125	31,932	29,855	(723)
Brown-Forman Corp., Class B	USFF +0.250%	Weekly	MS	01/12/29	2,354	84,658	79,895	(481)
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	09/13/29	8,535	228,209	227,628	11,107
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	326	$68,581	$59,828	$(5,581)
Darling Ingredients, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,526	50,851	47,672	(1,023)
General Mills, Inc.	USFF +0.250%	Weekly	MS	09/13/29	3,282	203,889	196,231	2,286
Hershey Co. (The)	USFF +0.250%	Weekly	MS	01/22/30	214	32,684	36,600	5,709
Ingredion, Inc.	USFF +0.250%	Weekly	MS	07/11/28	237	28,521	32,045	6,085
J M Smucker Co. (The)	USFF +0.250%	Weekly	MS	09/13/29	320	36,315	37,891	4,245
Kellanova	USFF +0.250%	Weekly	MS	07/11/28	360	24,910	29,696	6,889
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	1,671	52,098	50,849	2,409
Lancaster Colony Corp.	USFF +0.250%	Weekly	MS	07/11/28	40	7,263	7,000	158
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	08/29/25	692	38,174	42,122	6,232
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	09/13/29	2,067	296,754	309,926	28,555
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	09/13/29	749	90,567	118,889	33,642
Pilgrim's Pride Corp.	USFF +0.250%	Weekly	MS	03/12/29	1,501	66,134	81,820	20,099
Post Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	325	36,235	37,817	3,118
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	518	29,478	33,054	6,509
Utz Brands, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,228	16,520	17,290	1,479
WK Kellogg Co.	USFF +0.250%	Weekly	MS	09/13/29	1,759	28,832	35,057	7,864
					31,968	1,664,456	1,759,588	191,687
Health Care Equipment & Services
Align Technology, Inc.	USFF +0.250%	Weekly	MS	01/22/30	182	38,956	28,913	(8,392)
Amedisys, Inc.	USFF +0.250%	Weekly	MS	09/13/29	654	58,705	60,580	4,364
Avanos Medical, Inc.	USFF +0.250%	Weekly	MS	07/11/28	677	11,948	9,701	(1,740)
Baxter International, Inc.	USFF +0.250%	Weekly	MS	09/13/29	2,789	84,810	95,467	14,727
Centene Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,019	62,652	61,863	1,867
Cigna Group (The)	USFF +0.250%	Weekly	MS	09/13/29	699	192,187	229,971	46,993
CVS Health Corp.	USFF +0.250%	Weekly	MS	09/13/29	2,394	105,659	162,194	62,754
Edwards Lifesciences Corp.	USFF +0.250%	Weekly	MS	09/13/29	3,045	210,257	220,702	19,359
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	09/13/29	107	39,469	46,541	8,940
Encompass Health Corp.	USFF +0.250%	Weekly	MS	01/10/28	2	199	203	(15)
Envista Holdings Corp.	USFF +0.250%	Weekly	MS	03/12/29	4,645	88,589	80,173	(4,660)
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,333	103,621	107,586	8,489
Globus Medical, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	2,103	175,523	153,940	(14,141)
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	09/13/29	460	146,213	158,953	19,280
Hologic, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,548	108,398	95,620	(8,182)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
LivaNova PLC (United Kingdom)	USFF +0.250%	Weekly	MS	03/12/29	1,717	$81,540	$67,444	$(10,639)
Omnicell, Inc.	USFF +0.250%	Weekly	MS	01/12/29	635	21,164	22,200	1,933
Pediatrix Medical Group, Inc.	USFF +0.250%	Weekly	MS	03/12/29	2,589	33,995	37,515	4,961
ResMed, Inc.	USFF +0.250%	Weekly	MS	01/12/29	541	112,516	121,103	14,012
Select Medical Holdings Corp.	USFF +0.250%	Weekly	MS	09/13/29	4,689	90,314	78,306	(7,886)
Stryker Corp.	USFF +0.250%	Weekly	MS	01/22/30	113	44,240	42,064	(206)
Veeva Systems, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	114	23,170	26,406	4,218
					32,055	1,834,125	1,907,445	156,036
Household & Personal Products
Central Garden & Pet Co., Class A	USFF +0.250%	Weekly	MS	09/13/29	649	20,181	21,242	1,916
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/11/28	1,317	110,936	123,403	17,942
Coty, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	1,038	7,819	5,678	(2,112)
Energizer Holdings, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,256	43,650	37,580	(3,910)
Honest Co., Inc. (The)	USFF +0.250%	Weekly	MS	09/13/29	10,038	62,209	47,179	(13,085)
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,620	209,829	230,396	32,992
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	09/13/29	860	143,141	146,561	10,069
					16,778	597,765	612,039	43,812
Materials
Alcoa Corp.	USFF +0.250%	Weekly	MS	09/13/29	3,024	107,912	92,232	(10,802)
Alpha Metallurgical Resources, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,092	209,869	136,773	(64,198)
AptarGroup, Inc.	USFF +0.250%	Weekly	MS	01/12/29	729	113,021	108,169	208
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	01/12/29	314	59,837	55,883	(1,037)
Balchem Corp.	USFF +0.250%	Weekly	MS	09/13/29	139	21,761	23,074	2,235
Ball Corp.	USFF +0.250%	Weekly	MS	07/08/27	650	35,836	33,846	151
Cabot Corp.	USFF +0.250%	Weekly	MS	03/12/29	1,955	173,942	162,539	(3,372)
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	09/13/29	658	56,232	51,423	(3,905)
Commercial Metals Co.	USFF +0.250%	Weekly	MS	03/12/29	676	32,330	31,103	(129)
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,022	79,926	76,323	939
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	03/12/29	1,751	173,735	154,281	(10,396)
Ecolab, Inc.	USFF +0.250%	Weekly	MS	09/13/29	36	8,788	9,127	758
Element Solutions, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,629	41,429	36,832	(2,710)
FMC Corp.	USFF +0.250%	Weekly	MS	09/13/29	2,142	89,525	90,371	4,272
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Ingevity Corp.	USFF +0.250%	Weekly	MS	09/13/29	600	$25,058	$23,754	$(242)
Innospec, Inc.	USFF +0.250%	Weekly	MS	09/13/29	206	22,776	19,519	(2,288)
International Paper Co.	USFF +0.250%	Weekly	MS	01/12/29	3,302	170,902	176,162	14,718
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	01/05/26	294	126,964	136,898	16,815
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	01/22/30	2,505	190,436	176,352	(1,304)
Minerals Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	122	8,168	7,756	(7)
New Gold, Inc. (Canada)	USFF +0.250%	Weekly	MS	03/12/29	7,789	18,089	28,897	14,617
NewMarket Corp.	USFF +0.250%	Weekly	MS	08/29/25	98	47,207	55,512	11,682
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,414	163,049	154,621	(526)
Quaker Chemical Corp.	USFF +0.250%	Weekly	MS	07/11/28	220	32,338	27,194	(3,738)
Royal Gold, Inc.	USFF +0.250%	Weekly	MS	09/13/29	315	41,669	51,506	12,866
Southern Copper Corp.	USFF +0.250%	Weekly	MS	09/13/29	366	32,806	34,206	3,353
SunCoke Energy, Inc.	USFF +0.250%	Weekly	MS	09/13/29	2,771	29,092	25,493	(2,042)
Teck Resources Ltd., Class B (Canada)	USFF +0.250%	Weekly	MS	09/13/29	2,754	112,307	100,328	(6,968)
United States Lime & Minerals, Inc.	USFF +0.250%	Weekly	MS	09/13/29	385	44,890	34,026	(8,937)
					38,958	2,269,894	2,114,200	(39,987)
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	1,544	246,907	238,764	3,156
Bumble, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	7,084	53,328	30,745	(21,040)
Cable One, Inc.	USFF +0.250%	Weekly	MS	09/13/29	270	82,666	71,758	(6,875)
Cinemark Holdings, Inc.	USFF +0.250%	Weekly	MS	09/13/29	2,694	77,468	67,054	(7,991)
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	7,360	270,732	271,584	13,697
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,156	150,190	167,065	23,463
EverQuote, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	973	18,507	25,483	7,760
Fox Corp., Class A	USFF +0.250%	Weekly	MS	03/12/29	728	29,183	41,205	13,553
John Wiley & Sons, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	521	22,639	23,216	1,605
Madison Square Garden Entertainment Corp.	USFF +0.250%	Weekly	MS	01/22/30	40	1,439	1,310	(173)
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	323	143,263	186,164	49,731
News Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	1,439	37,176	39,170	3,796
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	927	79,279	76,858	2,179
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
TEGNA, Inc.	USFF +0.250%	Weekly	MS	09/13/29	2,983	$54,487	$54,350	$2,610
Trade Desk, Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/22/30	424	48,218	23,201	(22,973)
Yelp, Inc.	USFF +0.250%	Weekly	MS	03/12/29	302	10,147	11,183	1,574
					28,768	1,325,629	1,329,110	64,072
Pharmaceuticals, Biotechnology & Life Sciences
ADMA Biologics, Inc.	USFF +0.250%	Weekly	MS	09/13/29	3,050	49,410	60,512	15,277
Amneal Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	03/12/29	339	2,622	2,841	330
Avantor, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,540	29,979	24,963	(3,745)
Charles River Laboratories International, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,714	283,887	257,991	(13,859)
Elanco Animal Health, Inc.	USFF +0.250%	Weekly	MS	09/13/29	2,548	29,443	26,754	(1,560)
Fortrea Holdings, Inc.	USFF +0.250%	Weekly	MS	03/12/29	6,771	125,772	51,121	(69,319)
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	261	6,633	8,663	2,310
Illumina, Inc.	USFF +0.250%	Weekly	MS	03/12/29	2,718	355,877	215,646	(125,142)
Innoviva, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,324	22,772	24,004	2,197
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	278	58,034	49,011	(6,562)
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	01/22/30	5,756	513,050	516,659	30,111
Pfizer, Inc.	USFF +0.250%	Weekly	MS	09/13/29	13,053	335,654	330,763	5,730
QIAGEN NV (Netherlands)	USFF +0.250%	Weekly	MS	01/12/29	1,021	43,995	40,993	(1,459)
Supernus Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	03/12/29	596	19,662	19,519	691
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	01/22/30	171	96,952	85,090	(7,679)
Viatris, Inc.	USFF +0.250%	Weekly	MS	09/13/29	15,471	174,583	134,752	(30,522)
					56,611	2,148,325	1,849,282	(203,201)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,564	169,121	160,685	(1,265)
Ambarella, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	09/13/29	16	919	805	(1,496)
Broadcom, Inc.	USFF +0.250%	Weekly	MS	01/22/30	183	37,255	30,640	(11,866)
Enphase Energy, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,000	61,585	62,050	2,774
GLOBALFOUNDRIES, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	03/12/29	4,444	176,253	164,028	(4,752)
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,676	119,360	121,845	7,987
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,160	$113,459	$100,792	$(7,516)
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,469	338,134	375,970	52,284
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	09/13/29	3,375	181,845	137,329	(36,807)
Photronics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	776	12,740	16,110	3,909
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,194	171,672	183,410	23,359
Semtech Corp.	USFF +0.250%	Weekly	MS	09/13/29	6,384	378,222	219,610	(142,576)
					25,241	1,760,565	1,573,274	(115,965)
Software & Services
ACI Worldwide, Inc.	USFF +0.250%	Weekly	MS	09/13/29	2,995	157,636	163,856	12,901
Adobe, Inc.	USFF +0.250%	Weekly	MS	09/13/29	569	237,051	218,229	(8,771)
Alarm.com Holdings, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,016	59,964	56,540	(882)
Appian Corp., Class A	USFF +0.250%	Weekly	MS	09/13/29	935	31,050	26,937	(2,818)
ASGN, Inc.	USFF +0.250%	Weekly	MS	09/13/29	626	53,785	39,451	(12,055)
AvePoint, Inc.	USFF +0.250%	Weekly	MS	09/13/29	2,865	47,795	41,371	(4,482)
BlackBerry Ltd. (Canada)	USFF +0.250%	Weekly	MS	09/13/29	30,360	119,317	114,457	(327)
Cadence Design Systems, Inc.	USFF +0.250%	Weekly	MS	03/12/29	598	173,419	152,089	(13,977)
Clearwater Analytics Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	7,018	191,734	188,082	4,477
Docusign, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,058	94,254	86,121	(4,136)
DoubleVerify Holdings, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,741	29,364	23,277	(4,842)
DXC Technology Co.	USFF +0.250%	Weekly	MS	01/12/29	2,842	57,588	48,456	(6,691)
Elastic NV (Netherlands)	USFF +0.250%	Weekly	MS	09/13/29	452	46,171	40,273	(4,954)
EPAM Systems, Inc.	USFF +0.250%	Weekly	MS	09/13/29	939	214,196	158,541	(46,574)
Fair Isaac Corp.	USFF +0.250%	Weekly	MS	01/22/30	108	198,115	199,169	9,421
Fortinet, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,004	74,966	96,645	24,857
Gartner, Inc.	USFF +0.250%	Weekly	MS	09/13/29	73	36,435	30,641	(4,250)
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	01/10/28	10,292	279,489	273,150	7,883
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	86	16,650	15,492	(452)
Informatica, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	2,947	72,219	51,425	(18,026)
InterDigital, Inc.	USFF +0.250%	Weekly	MS	01/22/30	300	56,386	62,025	8,030
Kyndryl Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,059	125,362	96,053	(23,995)
Microsoft Corp.	USFF +0.250%	Weekly	MS	08/29/25	403	159,128	151,282	1,170
NCR Voyix Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,622	19,809	15,815	(3,512)
Okta, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,189	97,382	125,107	34,298
Palantir Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	1,780	123,687	150,232	31,789
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	20	1,024	1,600	2,085
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Qualys, Inc.	USFF +0.250%	Weekly	MS	03/12/29	223	$27,455	$28,082	$1,803
Rubrik, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	942	63,655	57,443	(4,478)
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	07/08/27	431	403,961	343,136	(43,697)
Teradata Corp.	USFF +0.250%	Weekly	MS	03/12/29	428	11,837	9,621	(1,714)
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/22/30	106	22,392	26,910	5,468
Yext, Inc.	USFF +0.250%	Weekly	MS	07/08/27	768	4,554	4,731	369
					79,795	3,307,830	3,096,239	(66,082)
Technology Hardware & Equipment
Apple, Inc.	USFF +0.250%	Weekly	MS	09/13/29	3,327	785,208	739,027	(11,993)
Arista Networks, Inc.	USFF +0.250%	Weekly	MS	01/22/30	592	61,899	45,868	(13,407)
Avnet, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,246	64,000	59,920	(955)
Benchmark Electronics, Inc.	USFF +0.250%	Weekly	MS	03/12/29	82	3,208	3,118	94
CompoSecure, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	1,357	19,794	14,751	(4,204)
Corning, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,005	52,389	46,009	(3,839)
ePlus, Inc.	USFF +0.250%	Weekly	MS	03/12/29	309	25,774	18,858	(5,823)
F5, Inc.	USFF +0.250%	Weekly	MS	01/10/28	132	21,559	35,148	14,503
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	01/10/28	12,877	269,016	198,692	(58,459)
IPG Photonics Corp.	USFF +0.250%	Weekly	MS	09/13/29	947	68,554	59,794	(5,880)
Itron, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,102	109,867	115,446	10,127
Juniper Networks, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,716	132,017	134,482	8,340
Knowles Corp.	USFF +0.250%	Weekly	MS	09/13/29	409	7,598	6,217	(1,059)
NetApp, Inc.	USFF +0.250%	Weekly	MS	01/07/27	231	26,553	20,291	(4,264)
NetScout Systems, Inc.	USFF +0.250%	Weekly	MS	01/22/30	345	8,413	7,248	(808)
PAR Technology Corp.	USFF +0.250%	Weekly	MS	09/13/29	239	16,812	14,660	(1,678)
Plexus Corp.	USFF +0.250%	Weekly	MS	03/12/29	823	123,341	105,451	(12,858)
Rogers Corp.	USFF +0.250%	Weekly	MS	01/12/29	327	34,349	22,082	(10,811)
ScanSource, Inc.	USFF +0.250%	Weekly	MS	01/12/29	303	13,906	10,305	(3,012)
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	2,722	249,891	231,234	(4,332)
TE Connectivity PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	550	79,811	77,726	1,810
Teledyne Technologies, Inc.	USFF +0.250%	Weekly	MS	03/12/29	332	160,748	165,240	11,228
Viavi Solutions, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,365	29,426	26,464	(1,714)
Western Digital Corp.	USFF +0.250%	Weekly	MS	07/11/28	3,682	166,020	148,863	(10,118)
Zebra Technologies Corp., Class A	USFF +0.250%	Weekly	MS	09/13/29	245	92,694	69,227	(20,885)
					39,265	2,622,847	2,376,121	(129,997)
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	07/11/28	8,453	184,670	239,051	64,979
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Telecommunication Services — (continued)
Iridium Communications, Inc.	USFF +0.250%	Weekly	MS	08/29/25	1,367	$36,150	$37,346	$3,389
TELUS Corp. (Canada)	USFF +0.250%	Weekly	MS	09/13/29	970	13,045	13,910	1,693
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,076	229,046	286,980	69,419
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,411	294,621	336,163	56,856
					19,277	757,532	913,450	196,336
Transportation
CSX Corp.	USFF +0.250%	Weekly	MS	01/22/30	1,427	46,653	41,997	(2,477)
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	03/12/29	4,009	249,988	174,792	(63,924)
FedEx Corp.	USFF +0.250%	Weekly	MS	01/12/29	470	121,983	114,577	(3,074)
Genco Shipping & Trading Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	03/12/29	706	11,251	9,432	(959)
Golden Ocean Group Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	03/12/29	257	2,784	2,051	(500)
JB Hunt Transport Services, Inc.	USFF -0.250%	Weekly	MS	07/11/28	434	71,382	64,210	(3,847)
Matson, Inc.	USFF +0.250%	Weekly	MS	09/13/29	464	65,275	59,471	(2,891)
Schneider National, Inc., Class B	USFF +0.250%	Weekly	MS	09/13/29	1,264	36,805	28,882	(6,510)
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,003	65,665	73,079	10,197
Union Pacific Corp.	USFF +0.250%	Weekly	MS	01/12/29	415	97,231	98,040	5,772
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	01/22/30	979	110,061	107,680	3,891
Werner Enterprises, Inc.	USFF +0.250%	Weekly	MS	03/12/29	67	2,299	1,963	(383)
					11,495	881,377	776,174	(64,705)
Utilities
Atmos Energy Corp.	USFF +0.250%	Weekly	MS	01/22/30	137	19,602	21,177	2,525
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	07/11/28	628	128,099	126,624	4,464
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	430	31,694	41,048	11,674
Vistra Corp.	USFF +0.250%	Weekly	MS	09/13/29	322	40,700	37,816	(1,015)
					1,517	220,095	226,665	17,648

Total Reference Entity — Long						34,075,633	32,349,007	(132,066)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Dana, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(11,103)	$(173,643)	$(148,003)	$23,730
Fox Factory Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(7,850)	(293,681)	(183,219)	109,441
Lucid Group, Inc.	USFF -1.384%	Weekly	MS	09/17/29	(49,585)	(104,637)	(119,996)	(15,818)
Modine Manufacturing Co.	USFF -0.250%	Weekly	MS	09/17/29	(1,377)	(183,575)	(105,685)	77,085
Patrick Industries, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,211)	(211,717)	(186,962)	22,941
Rivian Automotive, Inc., Class A	USFF -0.630%	Weekly	MS	09/17/29	(5,731)	(70,877)	(71,351)	(785)
Standard Motor Products, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(230)	(6,143)	(5,734)	382
Thor Industries, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(835)	(88,979)	(63,301)	26,127
Winnebago Industries, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(977)	(34,543)	(33,667)	724
					(79,899)	(1,167,795)	(917,918)	243,827
Capital Goods
AAON, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(5,718)	(457,289)	(446,747)	8,164
AAR Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,738)	(185,566)	(153,301)	31,452
Advanced Drainage Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,690)	(537,908)	(400,918)	134,040
AeroVironment, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(930)	(161,250)	(110,847)	49,696
AGCO Corp.	USFF -0.250%	Weekly	MS	09/17/29	(537)	(55,186)	(49,710)	5,304
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(5,612)	(208,666)	(67,793)	139,958
American Superconductor Corp.	USFF -0.250%	Weekly	MS	03/18/30	(263)	(4,756)	(4,771)	(36)
American Woodmark Corp.	USFF -0.250%	Weekly	MS	09/17/29	(605)	(52,095)	(35,592)	16,274
Arcosa, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,185)	(184,044)	(168,507)	14,705
Array Technologies, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(15,320)	(99,708)	(74,608)	24,663
Atkore, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(3,673)	(238,459)	(220,343)	17,091
Atmus Filtration Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,925)	(276,192)	(291,085)	(17,012)
ATS Corp. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(1,049)	(30,400)	(26,152)	4,114
AZEK Co., Inc. (The)	USFF -0.250%	Weekly	MS	09/17/29	(5,472)	(271,988)	(267,526)	3,269
AZZ, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(683)	(66,125)	(57,106)	8,730
BlueLinx Holdings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(25)	(2,128)	(1,875)	997
Boeing Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(3,127)	(585,531)	(533,310)	49,654
Boise Cascade Co.	USFF -0.250%	Weekly	MS	07/16/29	(558)	(80,474)	(54,734)	24,800
BWX Technologies, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(297)	(39,436)	(29,299)	9,986
Cadre Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,359)	(116,837)	(99,460)	16,394
Carrier Global Corp.	USFF -0.250%	Weekly	MS	09/17/29	(1,595)	(106,251)	(101,123)	4,662
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Construction Partners, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(8,967)	$(662,457)	$(644,458)	$15,094
Core & Main, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(2,963)	(153,525)	(143,143)	9,709
CSW Industrials, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(504)	(154,023)	(146,926)	6,422
Donaldson Co., Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,364)	(97,292)	(91,470)	5,089
Ducommun, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(202)	(11,803)	(11,722)	29
DXP Enterprises, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(350)	(30,658)	(28,791)	1,732
Dycom Industries, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(733)	(144,860)	(111,665)	32,779
Energy Recovery, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(416)	(6,809)	(6,610)	(197)
Enerpac Tool Group Corp.	USFF -0.250%	Weekly	MS	09/17/29	(1,498)	(68,347)	(67,200)	846
EnerSys	USFF -0.250%	Weekly	MS	07/16/29	(5,593)	(544,870)	(512,207)	28,363
Enovix Corp.	USFF -1.030%	Weekly	MS	07/16/29	(4,068)	(35,115)	(29,859)	5,102
Enpro, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(415)	(76,199)	(67,143)	8,520
Eos Energy Enterprises, Inc.	USFF -5.397%	Weekly	MS	09/17/29	(25,155)	(121,828)	(95,086)	26,208
Esab Corp.	USFF -0.250%	Weekly	MS	09/17/29	(794)	(97,388)	(92,501)	4,459
ESCO Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(303)	(39,465)	(48,213)	(9,149)
Eve Holding, Inc.	USFF -10.131%	Weekly	MS	03/18/30	(106)	(366)	(352)	13
Fastenal Co.	USFF -0.250%	Weekly	MS	09/17/29	(4,249)	(330,075)	(329,510)	(780)
Federal Signal Corp.	USFF -0.250%	Weekly	MS	03/18/30	(315)	(24,751)	(23,168)	1,474
Ferguson Enterprises, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(248)	(45,923)	(39,737)	5,779
Flowserve Corp.	USFF -0.250%	Weekly	MS	09/17/29	(2,227)	(121,032)	(108,767)	11,266
Fluence Energy, Inc.	USFF -0.986%	Weekly	MS	09/17/29	(17,840)	(106,285)	(86,524)	19,294
Fluor Corp.	USFF -0.250%	Weekly	MS	09/17/29	(1,251)	(70,687)	(44,811)	26,746
GATX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(736)	(97,529)	(114,279)	(19,952)
GMS, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,187)	(200,390)	(160,023)	39,489
Great Lakes Dredge & Dock Corp.	USFF -0.250%	Weekly	MS	09/17/29	(654)	(5,783)	(5,690)	67
Herc Holdings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,541)	(390,870)	(341,180)	47,817
Hillman Solutions Corp.	USFF -0.250%	Weekly	MS	09/17/29	(2,883)	(27,910)	(25,342)	2,446
Honeywell International, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,305)	(276,958)	(276,334)	(566)
Huntington Ingalls Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,702)	(624,182)	(551,316)	66,034
Janus International Group, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(7,713)	(62,071)	(55,534)	6,298
JELD-WEN Holding, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(4,345)	(72,429)	(25,940)	46,172
Kadant, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(154)	(58,487)	(51,884)	6,317
Masterbrand, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(5,393)	(91,599)	(70,433)	20,764
Middleby Corp. (The)	USFF -0.250%	Weekly	MS	09/17/29	(757)	(130,595)	(115,049)	15,501
Moog, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(2,684)	(495,639)	(465,271)	27,609
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Mueller Industries, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(801)	$(64,735)	$(60,988)	$3,367
MYR Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(812)	(127,308)	(91,829)	34,945
National Presto Industries, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(14)	(1,238)	(1,231)	1
Nordson Corp.	USFF -0.250%	Weekly	MS	09/17/29	(2,951)	(635,589)	(595,276)	34,772
Northrop Grumman Corp.	USFF -0.250%	Weekly	MS	09/17/29	(308)	(155,567)	(157,699)	(2,558)
Otis Worldwide Corp.	USFF -0.250%	Weekly	MS	09/17/29	(7,382)	(750,973)	(761,822)	(14,142)
Quanex Building Products Corp.	USFF -0.250%	Weekly	MS	09/17/29	(2,969)	(61,732)	(55,194)	6,089
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	07/11/28	(1,436)	(390,012)	(365,002)	27,588
RBC Bearings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(350)	(125,331)	(112,620)	12,280
Redwire Corp.	USFF -3.830%	Weekly	MS	09/17/29	(9,099)	(95,516)	(75,431)	19,667
RTX Corp.	USFF -0.250%	Weekly	MS	09/17/29	(2,035)	(269,469)	(269,556)	(1,610)
Rush Enterprises, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(969)	(49,614)	(51,754)	(3,072)
Simpson Manufacturing Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,387)	(269,147)	(217,870)	49,679
SiteOne Landscape Supply, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(827)	(117,547)	(100,431)	16,624
Spirit AeroSystems Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(6,733)	(222,240)	(232,019)	(11,132)
Standex International Corp.	USFF -0.250%	Weekly	MS	09/17/29	(280)	(50,711)	(45,189)	5,282
Stantec, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(763)	(64,266)	(63,207)	518
Sunrun, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(13,113)	(129,495)	(76,842)	52,085
Symbotic, Inc.	USFF -6.530%	Weekly	MS	09/17/29	(4,733)	(130,794)	(95,654)	34,566
Terex Corp.	USFF -0.250%	Weekly	MS	01/12/29	(10,630)	(505,660)	(401,601)	99,860
Textron, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(947)	(70,506)	(68,421)	1,878
Timken Co. (The)	USFF -0.250%	Weekly	MS	09/17/29	(2,928)	(228,160)	(210,435)	15,891
Transcat, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(581)	(53,302)	(43,255)	9,812
TransDigm Group, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(568)	(765,378)	(785,709)	(23,687)
Trex Co., Inc.	USFF -0.250%	Weekly	MS	09/17/29	(11,527)	(700,568)	(669,719)	27,777
Triumph Group, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,947)	(39,666)	(49,337)	(9,845)
United Rentals, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(152)	(98,331)	(95,258)	3,087
WillScot Holdings Corp.	USFF -0.250%	Weekly	MS	09/17/29	(5,297)	(202,576)	(147,257)	55,447
Woodward, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(788)	(147,807)	(143,802)	3,357
Xometry, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(5,657)	(158,919)	(140,972)	17,249
					(276,960)	(15,920,646)	(14,368,325)	1,469,474
Commercial & Professional Services
ABM Industries, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,105)	(52,164)	(52,333)	(397)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
ACV Auctions, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(10,800)	$(162,566)	$(152,172)	$9,682
CACI International, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(2,056)	(780,579)	(754,388)	22,769
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,232)	(127,853)	(137,380)	(10,089)
CBIZ, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,593)	(197,427)	(196,705)	(144)
CECO Environmental Corp.	USFF -0.250%	Weekly	MS	09/17/29	(1,701)	(48,315)	(38,783)	9,320
Clarivate PLC (Jersey)	USFF -0.266%	Weekly	MS	07/11/28	(52,542)	(315,403)	(206,490)	107,543
Dayforce, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,938)	(139,533)	(113,044)	25,877
Enviri Corp.	USFF -0.250%	Weekly	MS	03/18/30	(1,316)	(9,005)	(8,751)	213
Equifax, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(209)	(58,057)	(50,904)	6,817
First Advantage Corp.	USFF +0.250%	Weekly	MS	09/13/29	(2,845)	(39,338)	(40,086)	(921)
GEO Group, Inc. (The)	USFF -0.250%	Weekly	MS	03/18/30	(1,952)	(56,931)	(57,018)	(337)
Huron Consulting Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(273)	(29,643)	(39,162)	(10,001)
Insperity, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(3,080)	(253,602)	(274,828)	(24,936)
Legalzoom.com, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,541)	(31,943)	(39,098)	(7,465)
Maximus, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,749)	(119,287)	(119,264)	(500)
MillerKnoll, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(6,151)	(142,478)	(117,730)	22,655
Montrose Environmental Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,342)	(117,719)	(61,917)	55,286
MSA Safety, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(185)	(29,923)	(27,138)	2,654
NV5 Global, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,142)	(21,285)	(22,006)	(815)
Paychex, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,645)	(250,000)	(253,791)	(5,728)
Paycom Software, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(596)	(133,037)	(130,214)	2,240
Paycor HCM, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,138)	(24,261)	(25,537)	(1,383)
Paylocity Holding Corp.	USFF -0.250%	Weekly	MS	09/17/29	(3,247)	(676,419)	(608,293)	65,615
Planet Labs PBC	USFF -0.281%	Weekly	MS	03/18/30	(1,674)	(5,587)	(5,658)	(96)
Rollins, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,676)	(83,256)	(90,554)	(7,893)
Science Applications International Corp.	USFF -0.250%	Weekly	MS	09/17/29	(488)	(52,852)	(54,788)	(2,168)
SS&C Technologies Holdings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,057)	(86,169)	(88,291)	(2,769)
TransUnion	USFF -0.250%	Weekly	MS	09/17/29	(2,352)	(224,032)	(195,192)	27,675
TriNet Group, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,355)	(124,592)	(107,370)	16,503
UL Solutions, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(5,344)	(290,470)	(301,402)	(12,783)
Verisk Analytics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(83)	(24,666)	(24,702)	(144)
Verra Mobility Corp.	USFF -0.250%	Weekly	MS	09/17/29	(7,887)	(203,555)	(177,536)	25,243
Vestis Corp.	USFF -0.250%	Weekly	MS	09/17/29	(6,472)	(87,312)	(64,073)	22,676
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
VSE Corp.	USFF -0.250%	Weekly	MS	07/16/29	(770)	$(73,112)	$(92,392)	$(19,751)
Waste Management, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,113)	(254,262)	(257,671)	(5,507)
					(138,649)	(5,326,633)	(4,986,661)	308,941
Consumer Discretionary Distribution & Retail
Academy Sports & Outdoors, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,047)	(50,464)	(47,754)	2,435
Arhaus, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,510)	(66,646)	(47,937)	18,417
AutoNation, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(212)	(38,957)	(34,327)	5,830
AutoZone, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(56)	(200,796)	(213,516)	(13,600)
Boot Barn Holdings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(598)	(102,178)	(64,243)	37,487
Burlington Stores, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(4,970)	(1,206,471)	(1,184,500)	16,681
Caleres, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(688)	(11,791)	(11,854)	(141)
Camping World Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(2,929)	(50,091)	(47,333)	2,311
Chewy, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(13,475)	(452,001)	(438,072)	11,947
Dick's Sporting Goods, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,883)	(425,855)	(379,537)	42,653
Foot Locker, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(5,077)	(109,965)	(71,586)	38,789
Genuine Parts Co.	USFF -0.250%	Weekly	MS	09/17/29	(6,974)	(847,723)	(830,882)	5,263
Guess?, Inc.	USFF -0.680%	Weekly	MS	09/17/29	(1,323)	(15,529)	(14,646)	815
Kohl's Corp.	USFF -2.780%	Weekly	MS	09/17/29	(13,206)	(137,616)	(108,025)	27,419
National Vision Holdings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(7,655)	(92,559)	(97,831)	(5,730)
Ollie's Bargain Outlet Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,048)	(110,006)	(121,945)	(12,422)
O'Reilly Automotive, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(270)	(366,863)	(386,797)	(21,543)
RealReal, Inc. (The)	USFF -0.250%	Weekly	MS	09/17/29	(9,890)	(58,087)	(53,307)	4,525
RH	USFF -0.250%	Weekly	MS	09/17/29	(1,153)	(265,493)	(270,275)	(5,946)
Savers Value Village, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,160)	(51,950)	(35,604)	16,118
Sonic Automotive, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(430)	(29,176)	(24,493)	4,545
Tractor Supply Co.	USFF -0.250%	Weekly	MS	09/17/29	(4,385)	(251,459)	(241,613)	7,906
					(87,939)	(4,941,676)	(4,726,077)	183,759
Consumer Durables & Apparel
BRP, Inc. (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(90)	(3,198)	(3,043)	143
Canada Goose Holdings, Inc. (Canada)	USFF -2.530%	Weekly	MS	09/17/29	(3,023)	(31,138)	(24,033)	6,968
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Capri Holdings Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	07/11/28	(16,499)	$(406,165)	$(325,525)	$79,092
Carter's, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(690)	(38,145)	(28,221)	9,204
Figs, Inc., Class A	USFF -0.266%	Weekly	MS	09/17/29	(12,004)	(65,616)	(55,098)	10,230
Installed Building Products, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(632)	(114,457)	(108,363)	4,729
La-Z-Boy, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,765)	(80,308)	(68,994)	10,592
Oxford Industries, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,372)	(107,340)	(80,495)	25,991
Polaris, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(4,270)	(202,166)	(174,814)	23,605
SharkNinja, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	09/17/29	(362)	(40,645)	(30,194)	11,202
Skechers USA, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(13,325)	(879,864)	(756,593)	119,413
Sonos, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(6,205)	(79,593)	(66,207)	13,036
Sturm Ruger & Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(960)	(43,111)	(37,718)	4,608
Topgolf Callaway Brands Corp.	USFF -0.250%	Weekly	MS	09/17/29	(14,208)	(118,268)	(93,631)	24,118
Whirlpool Corp.	USFF -0.250%	Weekly	MS	07/16/29	(356)	(39,908)	(32,086)	6,105
					(75,761)	(2,249,922)	(1,885,015)	349,036
Consumer Services
Accel Entertainment, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(661)	(7,088)	(6,557)	499
Aramark	USFF -0.250%	Weekly	MS	09/17/29	(6,422)	(240,895)	(221,687)	18,040
Bloomin' Brands, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(12,687)	(114,021)	(90,966)	21,640
Cava Group, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,215)	(192,848)	(191,398)	604
Choice Hotels International, Inc.	USFF -0.830%	Weekly	MS	09/17/29	(312)	(42,345)	(41,427)	646
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(13,563)	(152,479)	(90,330)	61,481
Darden Restaurants, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,223)	(239,455)	(254,090)	(16,682)
Dave & Buster's Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,924)	(146,228)	(104,085)	41,502
Domino's Pizza, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(874)	(419,730)	(401,559)	15,160
Duolingo, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(974)	(360,537)	(302,466)	56,490
Everi Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(13,855)	(174,313)	(189,398)	(16,005)
First Watch Restaurant Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,585)	(110,457)	(92,990)	16,982
Hilton Worldwide Holdings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(147)	(38,094)	(33,450)	4,455
Krispy Kreme, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(7,793)	(72,085)	(38,342)	32,900
Kura Sushi USA, Inc., Class A	USFF -0.680%	Weekly	MS	07/16/29	(1,501)	(90,392)	(76,851)	13,144
Light & Wonder, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(3,499)	(356,094)	(303,048)	51,553
Marriott International, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(700)	(210,856)	(166,740)	42,751
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
MGM Resorts International	USFF -0.250%	Weekly	MS	01/12/29	(11,915)	$(464,941)	$(353,161)	$109,742
Mister Car Wash, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(17,924)	(174,695)	(141,420)	32,480
Papa John's International, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(939)	(42,145)	(38,574)	3,386
Perdoceo Education Corp.	USFF -0.250%	Weekly	MS	09/17/29	(1,200)	(29,920)	(30,216)	(427)
Planet Fitness, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(1,034)	(103,763)	(99,895)	3,413
Portillo's, Inc., Class A	USFF -0.680%	Weekly	MS	01/10/28	(7,139)	(133,068)	(84,883)	47,601
Sabre Corp.	USFF -0.274%	Weekly	MS	09/17/29	(18,355)	(66,540)	(51,578)	14,670
Six Flags Entertainment Corp.	USFF -0.250%	Weekly	MS	09/17/29	(6,486)	(267,263)	(231,356)	34,735
Sweetgreen, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(1,200)	(27,515)	(30,024)	(2,630)
United Parks & Resorts, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(557)	(26,942)	(25,321)	1,502
Viking Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	09/17/29	(3,997)	(162,289)	(158,881)	2,697
Wingstop, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,016)	(312,783)	(229,189)	81,946
Wyndham Hotels & Resorts, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(667)	(73,581)	(60,370)	12,615
					(150,364)	(4,853,362)	(4,140,252)	686,890
Consumer Staples Distribution & Retail
BJ's Wholesale Club Holdings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,633)	(270,176)	(300,425)	(31,434)
Casey's General Stores, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(386)	(160,618)	(167,539)	(7,626)
Grocery Outlet Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(11,305)	(238,899)	(158,044)	79,807
Ingles Markets, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(816)	(51,997)	(53,146)	(1,401)
Maplebear, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,963)	(100,356)	(78,304)	21,612
Performance Food Group Co.	USFF -0.250%	Weekly	MS	09/17/29	(8,818)	(726,833)	(693,359)	30,286
SpartanNash Co.	USFF -0.250%	Weekly	MS	09/17/29	(322)	(6,168)	(6,524)	(450)
					(26,243)	(1,555,047)	(1,457,341)	90,794
Energy
Antero Midstream Corp.	USFF -0.250%	Weekly	MS	09/17/29	(1,991)	(32,632)	(35,838)	(3,798)
Archrock, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(11,393)	(288,949)	(298,952)	(12,446)
Atlas Energy Solutions, Inc.	USFF -0.580%	Weekly	MS	01/12/29	(6,253)	(134,595)	(111,554)	18,184
BKV Corp.	USFF -0.780%	Weekly	MS	03/18/30	(108)	(2,245)	(2,268)	(33)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Borr Drilling Ltd. (Bermuda)	USFF -0.880%	Weekly	MS	09/17/29	(24,099)	$(57,562)	$(52,777)	$4,434
BW LPG Ltd. (Singapore)	USFF -0.880%	Weekly	MS	09/17/29	(1,317)	(14,610)	(14,329)	32
California Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,679)	(227,280)	(205,736)	18,437
Cheniere Energy, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(243)	(53,906)	(56,230)	(2,561)
Chord Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(662)	(102,289)	(74,621)	25,583
Civitas Resources, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(786)	(60,179)	(27,424)	29,332
Comstock Resources, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,251)	(16,028)	(25,445)	(10,068)
ConocoPhillips	USFF -0.250%	Weekly	MS	09/17/29	(2,707)	(269,859)	(284,289)	(17,620)
Delek US Holdings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,844)	(44,491)	(42,859)	1,282
Denison Mines Corp. (Canada)	USFF -0.282%	Weekly	MS	09/17/29	(210,969)	(333,725)	(274,260)	58,002
Devon Energy Corp.	USFF -0.250%	Weekly	MS	09/17/29	(4,113)	(149,557)	(153,826)	(6,690)
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,109)	(382,962)	(337,187)	44,114
DT Midstream, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(3,685)	(345,330)	(355,529)	(13,912)
Enbridge, Inc. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(8,372)	(354,671)	(370,963)	(18,619)
Energy Fuels, Inc. (Canada)	USFF -2.191%	Weekly	MS	09/17/29	(27,913)	(132,416)	(104,115)	27,720
EQT Corp.	USFF -0.250%	Weekly	MS	09/17/29	(557)	(28,998)	(29,761)	(978)
Expand Energy Corp.	USFF -0.250%	Weekly	MS	09/17/29	(2,813)	(292,211)	(313,143)	(22,214)
Expro Group Holdings NV (Netherlands)	USFF -0.250%	Weekly	MS	01/12/29	(20,684)	(348,844)	(205,599)	141,818
Granite Ridge Resources, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(216)	(1,317)	(1,313)	(3)
Gulfport Energy Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,631)	(263,466)	(300,332)	(38,022)
Halliburton Co.	USFF -0.250%	Weekly	MS	09/17/29	(2,143)	(56,231)	(54,368)	1,727
Hess Corp.	USFF -0.250%	Weekly	MS	03/18/30	(1,347)	(213,483)	(215,156)	(2,610)
Kinetik Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,575)	(97,246)	(133,746)	(57,458)
Kodiak Gas Services, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(5,733)	(191,186)	(213,841)	(26,472)
Kosmos Energy Ltd.	USFF -0.279%	Weekly	MS	09/17/29	(66,243)	(249,259)	(151,034)	97,409
Liberty Energy, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(17,489)	(331,228)	(276,851)	52,023
Matador Resources Co.	USFF -0.250%	Weekly	MS	07/16/29	(6,512)	(361,697)	(332,698)	24,398
New Fortress Energy, Inc.	USFF -0.830%	Weekly	MS	07/08/27	(10,998)	(225,136)	(91,393)	121,988
NexGen Energy Ltd. (Canada)	USFF -0.270%	Weekly	MS	09/17/29	(94,822)	(501,896)	(425,751)	73,945
NextDecade Corp.	USFF -0.250%	Weekly	MS	01/12/29	(13,515)	(85,380)	(105,147)	(20,141)
Noble Corp. PLC (United Kingdom)	USFF -0.250%	Weekly	MS	09/17/29	(15,083)	(452,841)	(357,467)	83,655
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Occidental Petroleum Corp.	USFF -0.250%	Weekly	MS	09/17/29	(10,875)	$(556,827)	$(536,790)	$12,409
ONEOK, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(4,256)	(398,541)	(422,280)	(36,048)
Par Pacific Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(12,637)	(318,122)	(180,204)	136,523
Pembina Pipeline Corp. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(7,352)	(308,802)	(294,301)	4,530
Phillips 66	USFF -0.250%	Weekly	MS	09/17/29	(2,582)	(334,190)	(318,825)	12,642
ProFrac Holding Corp., Class A	USFF -3.430%	Weekly	MS	07/08/27	(9,609)	(109,197)	(72,932)	35,786
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(6,835)	(70,411)	(50,237)	19,944
Range Resources Corp.	USFF -0.250%	Weekly	MS	09/17/29	(7,031)	(265,737)	(280,748)	(17,097)
REX American Resources Corp.	USFF -0.250%	Weekly	MS	03/18/30	(79)	(3,056)	(2,968)	74
Seadrill Ltd. (Bermuda)	USFF -0.730%	Weekly	MS	09/17/29	(4,876)	(119,440)	(121,900)	(2,984)
Select Water Solutions, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,741)	(95,945)	(91,781)	3,080
SFL Corp. Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	09/17/29	(9,791)	(95,633)	(80,286)	12,058
Sitio Royalties Corp., Class A	USFF -0.250%	Weekly	MS	03/18/30	(28)	(562)	(556)	2
SM Energy Co.	USFF -0.250%	Weekly	MS	09/17/29	(3,319)	(101,057)	(99,404)	1,210
Solaris Energy Infrastructure, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(3,811)	(105,003)	(82,927)	21,138
Talos Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,015)	(99,350)	(68,186)	31,041
Targa Resources Corp.	USFF -0.250%	Weekly	MS	09/17/29	(2,796)	(538,357)	(560,514)	(24,517)
Vital Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,177)	(106,562)	(46,196)	59,899
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	09/17/29	(935)	(52,954)	(55,876)	(4,065)
					(682,600)	(10,383,451)	(9,402,713)	836,063
Financial Services
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	(1,625)	(352,066)	(367,721)	(17,199)
Fidelity National Information Services, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(8,953)	(658,068)	(668,610)	(13,428)
Flywire Corp.	USFF -0.250%	Weekly	MS	01/12/29	(9,857)	(121,021)	(93,642)	26,849
Jack Henry & Associates, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,100)	(202,248)	(200,860)	248
Marqeta, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(66,475)	(339,004)	(273,877)	63,429
MSCI, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(365)	(212,764)	(206,407)	5,424
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
Paysafe Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	09/17/29	(1,795)	$(32,382)	$(28,164)	$4,076
Shift4 Payments, Inc., Class A	USFF -0.580%	Weekly	MS	09/17/29	(1,325)	(141,566)	(108,266)	32,680
					(91,495)	(2,059,119)	(1,947,547)	102,079
Food, Beverage & Tobacco
Archer-Daniels-Midland Co.	USFF -0.250%	Weekly	MS	09/17/29	(17,859)	(916,363)	(857,411)	48,070
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	03/18/30	(817)	(62,515)	(62,435)	(142)
Coca-Cola Consolidated, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(128)	(175,506)	(172,800)	1,799
Flowers Foods, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(6,213)	(134,042)	(118,109)	13,449
Freshpet, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(4,223)	(371,969)	(351,227)	19,111
Hormel Foods Corp.	USFF -0.250%	Weekly	MS	09/17/29	(8,789)	(262,143)	(271,932)	(10,938)
J & J Snack Foods Corp.	USFF -0.250%	Weekly	MS	09/17/29	(204)	(27,850)	(26,871)	697
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(11,386)	(601,983)	(606,874)	(7,530)
McCormick & Co., Inc., non-voting shares	USFF -0.250%	Weekly	MS	09/17/29	(4,409)	(356,959)	(362,905)	(8,407)
Mondelez International, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(538)	(36,376)	(36,503)	(287)
Primo Brands Corp.	USFF -0.250%	Weekly	MS	09/17/29	(4,129)	(133,764)	(146,538)	(13,774)
Simply Good Foods Co. (The)	USFF -0.250%	Weekly	MS	09/17/29	(4,636)	(176,793)	(159,896)	16,122
TreeHouse Foods, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(5,993)	(218,543)	(162,350)	55,831
Universal Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,456)	(73,014)	(81,609)	(12,064)
					(70,780)	(3,547,820)	(3,417,460)	101,937
Health Care Equipment & Services
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	07/11/28	(17,702)	(685,163)	(536,725)	145,435
agilon health, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(30,903)	(171,166)	(133,810)	35,842
Alphatec Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,713)	(130,671)	(98,490)	31,697
Astrana Health, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,187)	(34,899)	(36,809)	(2,063)
Becton Dickinson & Co.	USFF -0.250%	Weekly	MS	09/17/29	(5,097)	(1,162,477)	(1,167,519)	(12,551)
BrightSpring Health Services, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(7,277)	(129,026)	(131,641)	(3,181)
Brookdale Senior Living, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(15,611)	(81,479)	(97,725)	(16,603)
Cardinal Health, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,609)	(217,627)	(221,672)	(4,999)
Castle Biosciences, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,251)	(25,372)	(25,045)	215
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Cencora, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,209)	$(325,849)	$(336,211)	$(11,791)
Certara, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(10,027)	(117,991)	(99,267)	18,291
Chemed Corp.	USFF -0.250%	Weekly	MS	09/17/29	(183)	(101,943)	(112,604)	(11,199)
CONMED Corp.	USFF -0.250%	Weekly	MS	03/18/30	(54)	(3,218)	(3,261)	(57)
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	09/17/29	(1,517)	(138,612)	(127,959)	10,045
Enovis Corp.	USFF -0.250%	Weekly	MS	01/12/29	(5,019)	(239,692)	(191,776)	46,865
Ensign Group, Inc. (The)	USFF -0.250%	Weekly	MS	09/17/29	(1,960)	(254,731)	(253,624)	(132)
Evolent Health, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(11,653)	(129,799)	(110,354)	18,876
Glaukos Corp.	USFF -0.250%	Weekly	MS	09/17/29	(5,716)	(592,399)	(562,569)	27,233
GoodRx Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(14,662)	(112,403)	(64,659)	47,457
Haemonetics Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,074)	(92,983)	(68,253)	24,323
Hims & Hers Health, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(3,363)	(119,480)	(99,377)	19,580
Humana, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,470)	(393,258)	(388,962)	1,015
IDEXX Laboratories, Inc.	USFF +0.250%	Weekly	MS	07/11/28	(342)	(158,451)	(143,623)	14,133
Integer Holdings Corp.	USFF -0.250%	Weekly	MS	07/06/26	(1,095)	(146,634)	(129,221)	16,862
Integra LifeSciences Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(14,212)	(394,842)	(312,522)	80,528
iRadimed Corp.	USFF -0.250%	Weekly	MS	03/18/30	(9)	(471)	(472)	(4)
iRhythm Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,952)	(215,552)	(204,335)	10,321
Lantheus Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(885)	(107,479)	(86,376)	22,170
McKesson Corp.	USFF -0.250%	Weekly	MS	09/17/29	(573)	(365,073)	(385,623)	(22,376)
Merit Medical Systems, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(174)	(18,038)	(18,394)	(435)
Molina Healthcare, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(966)	(305,091)	(318,191)	(14,437)
Neogen Corp.	USFF -0.250%	Weekly	MS	01/10/28	(13,174)	(220,411)	(114,219)	105,226
NeoGenomics, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(4,572)	(45,924)	(43,388)	2,334
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(9,552)	(303,817)	(170,217)	132,268
Option Care Health, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(10,423)	(327,108)	(364,284)	(38,977)
Patterson Cos., Inc.	USFF -0.250%	Weekly	MS	09/17/29	(8,447)	(263,170)	(263,884)	(1,869)
Privia Health Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,078)	(65,739)	(69,101)	(3,772)
Progyny, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,770)	(40,463)	(39,542)	715
Quest Diagnostics, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(297)	(51,265)	(50,252)	788
QuidelOrtho Corp.	USFF -0.250%	Weekly	MS	07/06/26	(770)	(70,929)	(26,927)	44,748
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
RadNet, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,722)	$(87,672)	$(85,618)	$1,669
RxSight, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,835)	(100,486)	(71,584)	28,461
Schrodinger, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(4,640)	(184,373)	(91,594)	91,970
Solventum Corp.	USFF -0.250%	Weekly	MS	09/17/29	(759)	(57,762)	(57,714)	(206)
STAAR Surgical Co.	USFF -0.250%	Weekly	MS	09/17/29	(4,571)	(80,246)	(80,587)	(693)
Surgery Partners, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(14,740)	(440,573)	(350,075)	88,604
Tandem Diabetes Care, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,388)	(27,103)	(26,594)	390
Teladoc Health, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(31,492)	(274,617)	(250,676)	22,737
Tenet Healthcare Corp.	USFF -0.250%	Weekly	MS	03/18/30	(181)	(24,343)	(24,345)	(109)
TransMedics Group, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(942)	(81,568)	(63,378)	17,832
UnitedHealth Group, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,956)	(984,971)	(1,024,455)	(44,859)
Zimmer Biomet Holdings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(9,630)	(1,035,218)	(1,089,923)	(61,514)
					(295,404)	(11,739,627)	(10,825,426)	856,803
Household & Personal Products
BellRing Brands, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(7,807)	(598,477)	(581,309)	14,544
elf Beauty, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(758)	(152,823)	(47,595)	104,558
Interparfums, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(652)	(95,625)	(74,243)	18,771
Kenvue, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(6,401)	(151,179)	(153,496)	(3,451)
Spectrum Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,077)	(333,616)	(291,709)	38,715
					(19,695)	(1,331,720)	(1,148,352)	173,137
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(462)	(145,719)	(136,253)	7,641
Alamos Gold, Inc., Class A (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(3,867)	(74,674)	(103,404)	(30,188)
Albemarle Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,363)	(202,598)	(98,163)	101,147
Algoma Steel Group, Inc. (Canada)	USFF -0.730%	Weekly	MS	01/10/28	(7,307)	(64,028)	(39,604)	21,919
ATI, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,897)	(172,110)	(150,731)	21,528
Celanese Corp.	USFF -0.250%	Weekly	MS	09/17/29	(12,014)	(788,243)	(682,035)	101,300
Century Aluminum Co.	USFF -0.250%	Weekly	MS	01/12/29	(8,036)	(145,147)	(149,148)	(4,647)
Chemours Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(14,993)	(233,208)	(202,855)	27,094
Cleveland-Cliffs, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(18,363)	(212,173)	(150,944)	60,298
Dow, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(25,522)	(1,071,243)	(891,228)	153,607
Equinox Gold Corp. (Canada)	USFF -0.250%	Weekly	MS	08/29/25	(19,650)	(195,622)	(135,192)	59,001
ERO Copper Corp. (Canada)	USFF -1.180%	Weekly	MS	09/17/29	(2,802)	(38,258)	(33,960)	4,129
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Franco-Nevada Corp. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(4,997)	$(672,708)	$(787,327)	$(123,879)
Freeport-McMoRan, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(4,313)	(173,819)	(163,290)	11,791
Graphic Packaging Holding Co.	USFF -0.250%	Weekly	MS	09/17/29	(3,897)	(115,597)	(101,166)	13,150
Greif, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(1,653)	(103,952)	(90,898)	10,820
HB Fuller Co.	USFF -0.250%	Weekly	MS	03/18/30	(463)	(25,631)	(25,984)	(574)
Kaiser Aluminum Corp.	USFF -0.250%	Weekly	MS	09/17/29	(386)	(26,395)	(23,399)	2,879
Knife River Corp.	USFF -0.250%	Weekly	MS	09/17/29	(1,225)	(126,770)	(110,507)	15,707
MAG Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(9,228)	(117,190)	(141,004)	(24,328)
Martin Marietta Materials, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(188)	(106,028)	(89,888)	15,479
Methanex Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(1,470)	(75,654)	(51,582)	23,005
Mosaic Co. (The)	USFF -0.250%	Weekly	MS	09/17/29	(4,714)	(127,116)	(127,325)	(3,004)
MP Materials Corp.	USFF -0.630%	Weekly	MS	01/07/27	(1,871)	(63,301)	(45,671)	17,352
Novagold Resources, Inc. (Canada)	USFF -0.272%	Weekly	MS	07/08/27	(8,246)	(35,817)	(24,078)	11,581
Nutrien Ltd. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(12,227)	(619,609)	(607,315)	(1,772)
O-I Glass, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(12,642)	(188,216)	(145,004)	42,438
Perimeter Solutions, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,019)	(10,512)	(10,261)	205
PureCycle Technologies, Inc.	USFF -0.880%	Weekly	MS	09/17/29	(4,126)	(37,375)	(28,552)	8,659
Ryerson Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,208)	(49,321)	(50,696)	(2,830)
Sandstorm Gold Ltd. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(40,597)	(269,090)	(306,507)	(38,597)
Scotts Miracle-Gro Co. (The)	USFF -0.250%	Weekly	MS	09/17/29	(1,810)	(120,375)	(99,351)	19,512
Sensient Technologies Corp.	USFF -0.250%	Weekly	MS	03/18/30	(202)	(14,801)	(15,035)	(299)
Sherwin-Williams Co. (The)	USFF -0.250%	Weekly	MS	09/17/29	(487)	(176,392)	(170,056)	5,179
Sonoco Products Co.	USFF -0.250%	Weekly	MS	09/17/29	(6,233)	(291,395)	(294,447)	(5,067)
SSR Mining, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(26,098)	(236,027)	(261,763)	(27,828)
Steel Dynamics, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(5,705)	(746,054)	(713,581)	25,929
Taseko Mines Ltd. (Canada)	USFF -0.680%	Weekly	MS	01/12/29	(34,638)	(81,830)	(77,589)	3,882
TriMas Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,229)	(84,260)	(75,655)	7,934
Tronox Holdings PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/10/28	(13,483)	(191,120)	(94,920)	88,617
United States Steel Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,198)	(195,567)	(177,407)	16,425
Vulcan Materials Co.	USFF -0.250%	Weekly	MS	09/17/29	(2,172)	(508,734)	(506,728)	(773)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Warrior Met Coal, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,888)	$(386,147)	$(328,695)	$55,293
Westlake Corp.	USFF -0.250%	Weekly	MS	09/17/29	(452)	(49,020)	(45,214)	3,446
Worthington Steel, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(36)	(906)	(912)	(10)
					(338,377)	(9,369,752)	(8,565,324)	693,151
Media & Entertainment
Altice USA, Inc., Class A	USFF -0.271%	Weekly	MS	09/17/29	(12,796)	(34,178)	(34,037)	(9)
Cargurus, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,837)	(47,524)	(53,512)	(6,272)
Cars.com, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,634)	(19,273)	(18,415)	773
Charter Communications, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(958)	(359,478)	(353,052)	4,850
EchoStar Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(15,945)	(542,722)	(407,873)	129,890
fuboTV, Inc.	USFF -0.273%	Weekly	MS	09/17/29	(56,818)	(188,566)	(165,909)	21,830
Grindr, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(6,689)	(118,336)	(119,733)	(1,916)
Ibotta, Inc., Class A	USFF -0.880%	Weekly	MS	03/18/30	(439)	(18,605)	(18,526)	(3)
Integral Ad Science Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,867)	(39,006)	(31,168)	7,754
Lions Gate Entertainment Corp., Class B (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(5,336)	(38,146)	(42,261)	(4,282)
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,337)	(203,338)	(174,585)	27,861
Madison Square Garden Sports Corp.	USFF -0.250%	Weekly	MS	09/17/29	(581)	(116,763)	(113,132)	3,119
Magnite, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,995)	(59,765)	(34,173)	25,633
National CineMedia, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(715)	(4,175)	(4,176)	(20)
Nextdoor Holdings, Inc.	USFF -0.730%	Weekly	MS	09/17/29	(4,145)	(6,989)	(6,342)	616
Sphere Entertainment Co.	USFF -0.250%	Weekly	MS	09/17/29	(2,188)	(72,907)	(71,591)	996
TKO Group Holdings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(517)	(90,593)	(79,003)	10,974
TripAdvisor, Inc.	USFF -0.680%	Weekly	MS	09/17/29	(23,207)	(370,754)	(328,843)	40,307
Warner Music Group Corp., Class A	USFF -0.250%	Weekly	MS	09/17/29	(11,689)	(399,186)	(366,450)	29,648
Webtoon Entertainment, Inc.	USFF -2.330%	Weekly	MS	03/18/30	(35)	(271)	(268)	1
ZipRecruiter, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(1,089)	(6,399)	(6,414)	(44)
ZoomInfo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(25,518)	(290,551)	(255,180)	34,537
					(180,335)	(3,027,525)	(2,684,643)	326,243
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(9,481)	$(101,897)	$(82,769)	$18,681
AbCellera Biologics, Inc. (Canada)	USFF -1.503%	Weekly	MS	07/11/28	(30,087)	(99,403)	(67,094)	31,873
Agilent Technologies, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,601)	(240,134)	(187,285)	53,145
Amicus Therapeutics, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(6,239)	(62,457)	(50,910)	11,272
ANI Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,218)	(131,654)	(148,495)	(17,419)
Arrowhead Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(8,178)	(136,100)	(104,188)	31,316
Avadel Pharmaceuticals PLC (Ireland)	USFF -0.250%	Weekly	MS	01/12/29	(7,762)	(100,173)	(60,776)	38,962
Beam Therapeutics, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(5,468)	(134,840)	(106,790)	27,458
Biohaven Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	09/17/29	(3,206)	(90,684)	(77,072)	13,214
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	09/17/29	(1,396)	(112,519)	(81,847)	29,956
Bruker Corp.	USFF -0.250%	Weekly	MS	07/16/29	(3,401)	(229,173)	(141,958)	89,384
CG oncology, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(186)	(4,743)	(4,555)	167
Cogent Biosciences, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(680)	(4,315)	(4,073)	222
Corcept Therapeutics, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,192)	(156,265)	(250,370)	(94,790)
Crinetics Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,809)	(130,473)	(94,214)	35,687
Cytek Biosciences, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(231)	(927)	(926)	(3)
Day One Biopharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(788)	(6,382)	(6,249)	105
Denali Therapeutics, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,641)	(39,107)	(35,904)	3,031
Edgewise Therapeutics, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,955)	(45,195)	(43,010)	1,986
Evolus, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,902)	(34,912)	(34,911)	(153)
Exact Sciences Corp.	USFF -0.250%	Weekly	MS	03/18/30	(384)	(16,793)	(16,623)	96
Harrow, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,793)	(46,820)	(47,694)	(1,080)
Immunome, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(205)	(1,364)	(1,380)	(22)
Immunovant, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,934)	(79,490)	(50,142)	28,999
Indivior PLC (United Kingdom)	USFF -0.250%	Weekly	MS	09/17/29	(2,600)	(25,284)	(24,778)	389
Iovance Biotherapeutics, Inc.	USFF -0.263%	Weekly	MS	09/17/29	(4,100)	(14,242)	(13,653)	527
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Kymera Therapeutics, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,268)	$(39,630)	$(34,705)	$4,751
Liquidia Corp.	USFF -0.250%	Weekly	MS	01/12/29	(8,346)	(97,421)	(123,104)	(26,110)
Medpace Holdings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(131)	(46,830)	(39,914)	7,278
Mettler-Toledo International, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(61)	(83,656)	(72,036)	11,927
Myriad Genetics, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(226)	(1,980)	(2,005)	(34)
Nurix Therapeutics, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,793)	(24,885)	(21,301)	3,475
Ocular Therapeutix, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(13,312)	(100,875)	(97,577)	2,855
Organon & Co.	USFF -0.250%	Weekly	MS	09/17/29	(4,733)	(74,167)	(70,474)	2,234
Pacira BioSciences, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,223)	(53,944)	(55,242)	(1,535)
Perrigo Co. PLC (Ireland)	USFF -0.250%	Weekly	MS	09/17/29	(3,375)	(96,101)	(94,635)	(326)
Praxis Precision Medicines, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(621)	(23,065)	(23,517)	(553)
Prestige Consumer Healthcare, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(616)	(45,573)	(52,958)	(7,585)
Protagonist Therapeutics, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,462)	(126,194)	(119,062)	6,579
Recursion Pharmaceuticals, Inc., Class A	USFF -0.930%	Weekly	MS	09/17/29	(19,705)	(119,734)	(104,239)	14,969
Roivant Sciences Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	03/18/30	(793)	(7,971)	(8,001)	(66)
Sarepta Therapeutics, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,882)	(342,614)	(183,929)	157,182
Sotera Health Co.	USFF -0.250%	Weekly	MS	07/06/26	(7,113)	(118,690)	(82,938)	35,232
Summit Therapeutics, Inc.	USFF -0.780%	Weekly	MS	09/17/29	(982)	(18,917)	(18,943)	(109)
Tempus AI, Inc.	USFF -5.630%	Weekly	MS	09/17/29	(3,589)	(195,450)	(173,133)	21,459
Tilray Brands, Inc.	USFF -4.183%	Weekly	MS	07/11/28	(169,549)	(184,690)	(111,478)	72,402
Vaxcyte, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(738)	(42,471)	(27,867)	14,417
Vericel Corp.	USFF -0.250%	Weekly	MS	03/18/30	(73)	(3,181)	(3,257)	(91)
Vertex Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,009)	(495,646)	(489,183)	4,079
Waters Corp.	USFF -0.250%	Weekly	MS	09/17/29	(94)	(37,128)	(34,646)	3,048
Xenon Pharmaceuticals, Inc. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(203)	(6,932)	(6,811)	90
					(351,334)	(4,433,091)	(3,788,621)	628,571
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(5,141)	$(93,954)	$(119,991)	$(26,850)
Allegro MicroSystems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(35,520)	(818,538)	(892,618)	(79,831)
Alpha & Omega Semiconductor Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	09/17/29	(1,150)	(48,986)	(28,589)	20,182
Applied Materials, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(166)	(29,223)	(24,090)	6,012
Astera Labs, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(10,519)	(697,676)	(627,669)	66,948
Cohu, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,928)	(123,123)	(72,491)	50,092
Credo Technology Group Holding Ltd. (Cayman Islands)	USFF -0.250%	Weekly	MS	09/17/29	(18,511)	(801,793)	(743,402)	54,876
Diodes, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,572)	(262,352)	(154,203)	107,743
Entegris, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,859)	(200,413)	(162,625)	37,398
First Solar, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,040)	(421,349)	(257,917)	161,584
indie Semiconductor, Inc., Class A	USFF -0.809%	Weekly	MS	07/11/28	(19,573)	(107,045)	(39,831)	66,744
Intel Corp.	USFF -0.250%	Weekly	MS	09/17/29	(37,419)	(857,245)	(849,785)	3,701
Kulicke & Soffa Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,862)	(400,583)	(292,269)	103,200
Lattice Semiconductor Corp.	USFF -0.250%	Weekly	MS	09/17/29	(3,299)	(212,649)	(173,033)	38,684
MaxLinear, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(12,168)	(202,295)	(132,144)	69,263
NXP Semiconductors NV (Netherlands)	USFF -0.250%	Weekly	MS	09/17/29	(1,002)	(230,946)	(190,440)	45,085
Onto Innovation, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(373)	(82,255)	(45,260)	36,634
PDF Solutions, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(860)	(18,494)	(16,435)	1,978
Penguin Solutions, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	09/17/29	(2,060)	(42,270)	(35,782)	6,302
Qorvo, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,626)	(218,123)	(190,149)	27,017
Rambus, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(558)	(36,960)	(28,890)	7,907
SiTime Corp.	USFF -0.250%	Weekly	MS	03/18/30	(198)	(29,425)	(30,268)	(972)
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,257)	(247,996)	(225,883)	16,313
Ultra Clean Holdings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,421)	(51,972)	(30,424)	21,320
Veeco Instruments, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,151)	(42,699)	(23,112)	19,399
					(176,233)	(6,278,364)	(5,387,300)	860,729
Software & Services
A10 Networks, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,561)	(37,668)	(41,847)	(4,754)
Adeia, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,826)	(24,684)	(24,140)	338
Agilysys, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(372)	(51,004)	(26,985)	23,796
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,327)	$(235,745)	$(187,323)	$47,739
Alkami Technology, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,822)	(63,792)	(47,828)	15,685
Amdocs Ltd. (Guernsey)	USFF -0.250%	Weekly	MS	03/18/30	(413)	(37,700)	(37,790)	(441)
Appfolio, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(495)	(109,372)	(108,851)	42
Applied Digital Corp.	USFF -0.830%	Weekly	MS	09/17/29	(20,371)	(144,099)	(114,485)	28,982
Asana, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(14,397)	(205,836)	(209,764)	(4,831)
Autodesk, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(547)	(171,140)	(143,205)	27,185
Bentley Systems, Inc., Class B	USFF -0.250%	Weekly	MS	09/17/29	(902)	(42,535)	(35,485)	7,248
BigBear.ai Holdings, Inc.	USFF -2.844%	Weekly	MS	09/17/29	(38,289)	(121,882)	(109,507)	11,841
BILL Holdings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(9,894)	(458,257)	(454,036)	2,212
Box, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(3,036)	(99,885)	(93,691)	5,756
Braze, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(4,254)	(167,683)	(153,484)	13,463
CCC Intelligent Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,801)	(79,797)	(61,413)	18,845
Cipher Mining, Inc.	USFF -0.283%	Weekly	MS	01/12/29	(99,734)	(382,001)	(229,388)	150,937
Cleanspark, Inc.	USFF -0.680%	Weekly	MS	01/12/29	(16,255)	(183,934)	(109,234)	73,894
Commvault Systems, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,251)	(393,515)	(355,118)	36,675
Couchbase, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,487)	(58,442)	(54,920)	3,266
Crowdstrike Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(1,004)	(361,197)	(353,990)	5,623
Datadog, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(12,414)	(1,549,790)	(1,231,593)	311,403
DigitalOcean Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,605)	(204,984)	(187,151)	16,934
Dolby Laboratories, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(1,026)	(82,829)	(82,398)	(439)
Dropbox, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(11,932)	(366,676)	(318,704)	46,717
Enfusion, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(2,043)	(19,915)	(22,779)	(2,952)
Fastly, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(28,687)	(259,883)	(181,589)	77,155
Five9, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(129)	(3,500)	(3,502)	(18)
Globant SA (Luxembourg)	USFF -0.250%	Weekly	MS	09/17/29	(815)	(181,565)	(95,942)	87,530
Hackett Group, Inc. (The)	USFF -0.250%	Weekly	MS	03/18/30	(23)	(667)	(672)	(8)
Jamf Holding Corp.	USFF -0.250%	Weekly	MS	09/17/29	(3,648)	(51,391)	(44,323)	6,842
JFrog Ltd. (Israel)	USFF -0.250%	Weekly	MS	07/16/29	(2,257)	(63,666)	(72,224)	(8,838)
Klaviyo, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(8,610)	(316,021)	(260,539)	54,096
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(12,880)	(347,928)	(112,700)	233,702
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Meridianlink, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(369)	$(7,171)	$(6,838)	$302
MongoDB, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(4,291)	(808,488)	(752,641)	52,302
nCino, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(140)	(3,921)	(3,846)	58
Olo, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(5,667)	(53,340)	(34,229)	18,877
Onestream, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(240)	(5,068)	(5,122)	(76)
Oracle Corp.	USFF -0.250%	Weekly	MS	09/17/29	(4,633)	(694,123)	(647,740)	43,340
PagerDuty, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,791)	(59,164)	(50,992)	7,936
Roper Technologies, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(162)	(95,036)	(95,512)	(893)
Samsara, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(3,341)	(122,852)	(128,061)	(5,748)
SentinelOne, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(18,941)	(428,898)	(344,347)	82,686
SoundHound AI, Inc., Class A	USFF -2.430%	Weekly	MS	09/17/29	(10,598)	(116,096)	(86,056)	29,531
Sprinklr, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(14,143)	(125,904)	(118,094)	7,258
Sprout Social, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(3,435)	(136,754)	(75,536)	60,619
SPS Commerce, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(666)	(133,974)	(88,398)	44,988
Synopsys, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,336)	(1,047,484)	(1,001,794)	43,259
Terawulf, Inc.	USFF -0.695%	Weekly	MS	01/12/29	(42,864)	(167,103)	(117,019)	49,352
UiPath, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(13,522)	(142,448)	(139,277)	2,546
Unity Software, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,618)	(36,687)	(31,697)	4,829
Varonis Systems, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(757)	(31,907)	(30,621)	1,146
Vertex, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(8,086)	(275,664)	(283,091)	(8,636)
Weave Communications, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(344)	(3,823)	(3,815)	(9)
Zeta Global Holdings Corp., Class A	USFF -0.250%	Weekly	MS	09/17/29	(14,736)	(265,821)	(199,820)	64,835
					(474,787)	(11,640,709)	(9,811,146)	1,784,127
Technology Hardware & Equipment
Advanced Energy Industries, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,234)	(261,837)	(212,923)	47,463
Amphenol Corp., Class A	USFF -0.250%	Weekly	MS	03/18/30	(3,432)	(234,595)	(225,105)	9,780
Applied Optoelectronics, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(9,301)	(192,354)	(142,770)	48,740
Bel Fuse, Inc., Class B	USFF -0.250%	Weekly	MS	09/17/29	(379)	(29,753)	(28,372)	1,251
Calix, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(4,485)	(198,284)	(158,948)	38,466
Ciena Corp.	USFF -0.250%	Weekly	MS	03/18/30	(2,329)	(155,112)	(140,741)	13,690
Cognex Corp.	USFF -0.250%	Weekly	MS	01/12/29	(954)	(47,209)	(28,458)	19,110
CommScope Holding Co., Inc.	USFF -0.250%	Weekly	MS	09/17/29	(7,035)	(39,714)	(37,356)	2,184
Corsair Gaming, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,063)	(25,071)	(27,138)	(2,177)
Crane NXT Co.	USFF -0.250%	Weekly	MS	01/12/29	(3,358)	(210,143)	(172,601)	35,659
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Extreme Networks, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,147)	$(88,923)	$(81,325)	$7,208
Fabrinet (Cayman Islands)	USFF -0.250%	Weekly	MS	09/17/29	(1,054)	(263,060)	(208,176)	54,543
Harmonic, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,575)	(39,166)	(24,694)	14,540
Insight Enterprises, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(658)	(114,663)	(98,693)	15,648
IonQ, Inc.	USFF -0.630%	Weekly	MS	09/17/29	(5,593)	(138,103)	(123,438)	14,060
Keysight Technologies, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(251)	(45,982)	(37,592)	9,198
Mirion Technologies, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(16,859)	(258,744)	(244,455)	13,153
Motorola Solutions, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,636)	(704,338)	(716,257)	(15,008)
OSI Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(663)	(97,036)	(128,847)	(32,237)
Pure Storage, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(24,374)	(1,286,524)	(1,079,037)	201,846
Sanmina Corp.	USFF -0.250%	Weekly	MS	09/17/29	(3,382)	(290,414)	(257,641)	31,500
Super Micro Computer, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(3,394)	(130,612)	(116,211)	13,828
Viasat, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(4,586)	(43,461)	(47,786)	(4,516)
Vishay Intertechnology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,844)	(230,105)	(156,520)	68,607
					(117,586)	(5,125,203)	(4,495,084)	606,536
Telecommunication Services
AST SpaceMobile, Inc.	USFF -3.030%	Weekly	MS	09/17/29	(1,567)	(44,796)	(35,634)	8,966
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,086)	(83,107)	(66,583)	14,217
Frontier Communications Parent, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(12,328)	(433,305)	(442,082)	(10,776)
Gogo, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,230)	(10,149)	(10,603)	(499)
Lumen Technologies, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(119,666)	(575,257)	(469,091)	103,650
Rogers Communications, Inc., Class B (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(1,723)	(48,275)	(46,056)	1,558
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	08/29/25	(3,009)	(62,372)	(37,823)	16,919
United States Cellular Corp.	USFF -0.250%	Weekly	MS	09/17/29	(669)	(42,467)	(46,261)	(3,981)
					(141,278)	(1,299,728)	(1,154,133)	130,054
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation
Alaska Air Group, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(9,311)	$(492,217)	$(458,287)	$31,772
ArcBest Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,191)	(359,486)	(225,221)	131,940
Canadian National Railway Co. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(2,100)	(216,119)	(204,666)	8,778
Canadian Pacific Kansas City Ltd. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(3,273)	(259,210)	(229,797)	27,865
Frontier Group Holdings, Inc.	USFF -0.274%	Weekly	MS	01/12/29	(11,020)	(64,245)	(47,827)	16,136
FTAI Infrastructure, Inc.	USFF -0.267%	Weekly	MS	09/17/29	(3,042)	(15,478)	(13,780)	1,584
GXO Logistics, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(7,787)	(388,513)	(304,316)	82,493
Hub Group, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(1,635)	(68,505)	(60,773)	7,227
JetBlue Airways Corp.	USFF -0.250%	Weekly	MS	09/17/29	(22,364)	(146,328)	(107,794)	37,891
Joby Aviation, Inc.	USFF -0.830%	Weekly	MS	09/17/29	(18,529)	(136,934)	(111,545)	24,789
RXO, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(17,938)	(450,804)	(342,616)	106,212
Saia, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(491)	(238,778)	(171,570)	66,161
TFI International, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(545)	(83,982)	(42,210)	41,065
Universal Logistics Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(18)	(484)	(472)	9
Wheels Up Experience, Inc.	USFF -9.912%	Weekly	MS	09/17/29	(8,866)	(11,898)	(8,955)	2,891
					(110,110)	(2,932,981)	(2,329,829)	586,813
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	07/11/28	(27,274)	(427,592)	(338,743)	77,399
Algonquin Power & Utilities Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(75,968)	(471,408)	(390,476)	51,893
ALLETE, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(735)	(47,043)	(48,290)	(2,316)
Ameren Corp.	USFF -0.250%	Weekly	MS	09/17/29	(964)	(89,751)	(96,786)	(9,084)
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,617)	(161,191)	(176,690)	(17,283)
American States Water Co.	USFF -0.250%	Weekly	MS	01/12/29	(1,049)	(82,734)	(82,535)	(1,489)
Avista Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,947)	(76,465)	(81,521)	(6,141)
Black Hills Corp.	USFF -0.250%	Weekly	MS	09/17/29	(2,235)	(138,877)	(135,553)	1,256
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(1,341)	(71,533)	(64,985)	3,985
Chesapeake Utilities Corp.	USFF -0.250%	Weekly	MS	01/12/29	(889)	(96,679)	(114,174)	(20,184)
Clearway Energy, Inc., Class C	USFF -0.250%	Weekly	MS	07/16/29	(1,368)	(40,244)	(41,409)	(2,825)
DTE Energy Co.	USFF -0.250%	Weekly	MS	07/16/29	(1,024)	(126,672)	(141,588)	(18,286)
Duke Energy Corp.	USFF -0.250%	Weekly	MS	09/17/29	(6,921)	(799,819)	(844,154)	(50,050)
Eversource Energy	USFF -0.250%	Weekly	MS	09/17/29	(1,746)	(112,611)	(108,444)	1,110
Exelon Corp.	USFF -0.250%	Weekly	MS	09/17/29	(4,526)	(197,664)	(208,558)	(12,548)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Concluded)
March 31, 2025
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(16,752)	$(667,700)	$(677,116)	$(20,121)
Fortis, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(1,232)	(54,059)	(56,155)	(2,844)
Hawaiian Electric Industries, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(3,633)	(37,165)	(39,781)	(2,780)
IDACORP, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(596)	(61,688)	(69,267)	(11,320)
MGE Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(693)	(60,085)	(64,421)	(5,510)
New Jersey Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(6,668)	(316,620)	(327,132)	(16,197)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,676)	(189,857)	(189,702)	(1,697)
NiSource, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(839)	(29,454)	(33,636)	(4,545)
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	01/05/26	(3,676)	(159,278)	(157,039)	(7,314)
Northwestern Energy Group, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(746)	(46,538)	(43,171)	(3,360)
OGE Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(2,704)	(111,229)	(124,276)	(15,344)
ONE Gas, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,284)	(229,799)	(248,238)	(24,550)
Ormat Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,871)	(154,752)	(132,411)	20,463
Otter Tail Corp.	USFF -0.250%	Weekly	MS	09/17/29	(1,296)	(105,340)	(104,160)	386
Portland General Electric Co.	USFF -0.250%	Weekly	MS	07/08/27	(2,594)	(126,389)	(115,692)	6,084
PPL Corp.	USFF -0.250%	Weekly	MS	09/17/29	(3,818)	(134,339)	(137,868)	(4,434)
Public Service Enterprise Group, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(4,618)	(373,222)	(380,061)	(10,405)
ReNew Energy Global PLC, Class A (United Kingdom)	USFF -0.250%	Weekly	MS	07/16/29	(4,199)	(25,343)	(24,732)	500
Sempra	USFF -0.250%	Weekly	MS	09/17/29	(1,994)	(161,772)	(142,292)	16,229
SJW Group	USFF -0.250%	Weekly	MS	01/12/29	(1,882)	(102,754)	(102,927)	(2,474)
TransAlta Corp. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(8,802)	(99,010)	(82,299)	16,065
TXNM Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(593)	(25,356)	(31,714)	(7,630)
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,714)	(174,369)	(186,792)	(14,891)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,010)	(613,040)	(637,818)	(39,965)
					(215,494)	(6,999,441)	(6,982,606)	(140,217)

Total Reference Entity — Short						(116,183,612)	(104,421,773)	10,878,747
Net Value of Reference Entity						$(82,107,979)	$(72,072,766)	$10,746,681

*	Includes $711,468 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 20.4%
Automobiles & Components — 0.2%
General Motors Co.	31,076	$ 1,461,504
Banks — 0.7%
Bank of America Corp.	21,745	907,419
Citigroup, Inc.	5,891	418,202
Citizens Financial Group, Inc.	1,366	55,965
JPMorgan Chase & Co.	12,340	3,027,002
M&T Bank Corp.	784	140,140
PNC Financial Services Group, Inc. (The)	1,207	212,155
Truist Financial Corp.	5,229	215,173
US Bancorp	6,007	253,616
Wells Fargo & Co.	15,446	1,108,868
		6,338,540
Capital Goods — 1.6%
3M Co.	18,039	2,649,208
Allegion PLC (Ireland)	1,294	168,815
AMETEK, Inc.	2,287	393,684
Builders FirstSource, Inc.*	2,390	298,607
Cummins, Inc.	2,119	664,179
Deere & Co.	230	107,950
Dover Corp.	421	73,961
General Dynamics Corp.	5,784	1,576,603
Honeywell International, Inc.	328	69,454
Howmet Aerospace, Inc.	5,168	670,445
Illinois Tool Works, Inc.	393	97,468
Johnson Controls International PLC (Ireland)	1,998	160,060
L3Harris Technologies, Inc.	9,164	1,918,117
Lockheed Martin Corp.	212	94,702
Masco Corp.	20,563	1,429,951
Parker-Hannifin Corp.	515	313,043
Snap-on, Inc.	9,560	3,221,816
Stanley Black & Decker, Inc.	1,103	84,799
Textron, Inc.	1,833	132,434
Westinghouse Air Brake Technologies Corp.	2,666	483,479
		14,608,775
Commercial & Professional Services — 0.6%
Automatic Data Processing, Inc.	2,808	857,928
Cintas Corp.	6,996	1,437,888
Leidos Holdings, Inc.	20,213	2,727,542
		5,023,358
Consumer Discretionary Distribution & Retail — 0.5%
Amazon.com, Inc.*	14,416	2,742,788
Bath & Body Works, Inc.	21,790	660,673
Best Buy Co., Inc.	2,300	169,303
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Discretionary Distribution & Retail — (Continued)
CarMax, Inc.*	7,246	$ 564,608
eBay, Inc.	1,280	86,695
Home Depot, Inc. (The)	662	242,616
TJX Cos., Inc. (The)	604	73,567
		4,540,250
Consumer Durables & Apparel — 0.4%
Garmin Ltd. (Switzerland)	1,574	341,763
Hasbro, Inc.	3,644	224,070
Lennar Corp., Class A	768	88,151
Mohawk Industries, Inc.*	1,730	197,531
NVR, Inc.*	22	159,377
PulteGroup, Inc.	1,001	102,903
Ralph Lauren Corp.	4,649	1,026,220
Tapestry, Inc.	23,167	1,631,188
		3,771,203
Consumer Services — 0.5%
Booking Holdings, Inc.	50	230,345
Caesars Entertainment, Inc.*	43,437	1,085,925
Darden Restaurants, Inc.	604	125,487
Expedia Group, Inc.	9,181	1,543,326
Hilton Worldwide Holdings, Inc.	5,568	1,266,998
Marriott International, Inc., Class A	353	84,085
Wynn Resorts Ltd.	1,785	149,048
Yum! Brands, Inc.	2,114	332,659
		4,817,873
Consumer Staples Distribution & Retail — 0.2%
Kroger Co. (The)	10,348	700,456
Sysco Corp.	1,549	116,237
Walmart, Inc.	10,624	932,681
		1,749,374
Energy — 0.6%
Baker Hughes Co.	9,179	403,417
Chevron Corp.	586	98,032
Coterra Energy, Inc.	48,908	1,413,441
Kinder Morgan, Inc.	55,361	1,579,449
Texas Pacific Land Corp.	1,532	2,029,885
		5,524,224
Equity Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.	89	19,366
AvalonBay Communities, Inc.	2,501	536,765
Digital Realty Trust, Inc.	7,184	1,029,395
Essex Property Trust, Inc.	539	165,241
Extra Space Storage, Inc.	362	53,753
Kimco Realty Corp.	2,229	47,344
Prologis, Inc.	277	30,966
Simon Property Group, Inc.	3,957	657,179

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Equity Real Estate Investment Trusts (REITs) — (Continued)
Ventas, Inc.	14,627	$ 1,005,753
VICI Properties, Inc.	4,153	135,471
Welltower, Inc.	1,311	200,858
		3,882,091
Financial Services — 1.3%
American Express Co.	952	256,136
Ameriprise Financial, Inc.	200	96,822
Apollo Global Management, Inc.	5	685
Bank of New York Mellon Corp. (The)	2,912	244,229
Berkshire Hathaway, Inc., Class B*	2,123	1,130,667
Blackrock, Inc.	378	357,769
Capital One Financial Corp.	1,497	268,412
Cboe Global Markets, Inc.	1,039	235,115
Charles Schwab Corp. (The)	6,151	481,500
CME Group, Inc.	1,739	461,339
Corpay, Inc.*	3,512	1,224,705
Discover Financial Services	793	135,365
Fiserv, Inc.*	3,862	852,846
Franklin Resources, Inc.	29,740	572,495
Goldman Sachs Group, Inc. (The)	1,754	958,193
Invesco Ltd. (Bermuda)	1,014	15,382
KKR & Co., Inc.	4,069	470,417
Moody's Corp.	1,572	732,065
Nasdaq, Inc.	24,672	1,871,618
Northern Trust Corp.	278	27,425
PayPal Holdings, Inc.*	5,117	333,884
Raymond James Financial, Inc.	974	135,298
State Street Corp.	1,386	124,089
Synchrony Financial	1,848	97,833
T Rowe Price Group, Inc.	7,555	694,078
		11,778,367
Food, Beverage & Tobacco — 1.2%
Altria Group, Inc.	18,053	1,083,541
Conagra Brands, Inc.	3,963	105,693
General Mills, Inc.	2,653	158,623
Kellanova	26,387	2,176,664
Keurig Dr Pepper, Inc.	1,828	62,554
Kraft Heinz Co. (The)	71,840	2,186,091
Molson Coors Beverage Co., Class B	13,859	843,597
Mondelez International, Inc., Class A	23,130	1,569,371
PepsiCo, Inc.	8,201	1,229,658
Philip Morris International, Inc.	8,712	1,382,856
		10,798,648
Health Care Equipment & Services — 1.1%
Abbott Laboratories	547	72,560
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Baxter International, Inc.	19,670	$ 673,304
Cardinal Health, Inc.	511	70,400
Cigna Group (The)	541	177,989
CVS Health Corp.	39,589	2,682,155
Elevance Health, Inc.	2,027	881,664
McKesson Corp.	622	418,600
ResMed, Inc.	2,268	507,692
Solventum Corp.*	51,774	3,936,895
UnitedHealth Group, Inc.	203	106,321
Universal Health Services, Inc., Class B	3,998	751,224
Zimmer Biomet Holdings, Inc.	633	71,643
		10,350,447
Household & Personal Products — 0.2%
Clorox Co. (The)	1,535	226,029
Colgate-Palmolive Co.	7,115	666,675
Kenvue, Inc.	22,450	538,351
Kimberly-Clark Corp.	583	82,914
Procter & Gamble Co. (The)	525	89,471
		1,603,440
Insurance — 0.6%
Aflac, Inc.	1,546	171,900
Aon PLC, Class A (Ireland)	1,281	511,234
Assurant, Inc.	696	145,986
Brown & Brown, Inc.	1,879	233,748
Chubb Ltd. (Switzerland)	820	247,632
Cincinnati Financial Corp.	689	101,779
Loews Corp.	24,134	2,218,156
MetLife, Inc.	7,805	626,663
Willis Towers Watson PLC (Ireland)	2,278	769,850
		5,026,948
Materials — 0.9%
Avery Dennison Corp.	1,504	267,667
Ball Corp.	2,860	148,920
CF Industries Holdings, Inc.	711	55,565
DuPont de Nemours, Inc.	1,684	125,761
Eastman Chemical Co.	18,612	1,639,903
Ecolab, Inc.	856	217,013
International Paper Co.	2,070	110,435
Linde PLC (Ireland)	444	206,744
LyondellBasell Industries NV, Class A (Netherlands)	46,993	3,308,307
Newmont Corp.	8,099	391,020
PPG Industries, Inc.	15,047	1,645,390
Smurfit WestRock PLC (Ireland)	2,387	107,558
		8,224,283

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — 2.5%
Alphabet, Inc., Class A	36,062	$ 5,576,628
Charter Communications, Inc., Class A*	2,994	1,103,379
Fox Corp., Class A	92,260	5,221,916
Meta Platforms, Inc., Class A	10,738	6,188,953
Netflix, Inc.*	1,977	1,843,612
News Corp., Class A	2,115	57,570
Omnicom Group, Inc.	1,630	135,143
Take-Two Interactive Software, Inc.*	567	117,511
Walt Disney Co. (The)	19,210	1,896,027
		22,140,739
Pharmaceuticals, Biotechnology & Life Sciences — 0.6%
Biogen, Inc.*	5,807	794,630
Bristol-Myers Squibb Co.	16,675	1,017,008
Danaher Corp.	473	96,965
Gilead Sciences, Inc.	28,456	3,188,495
Johnson & Johnson	194	32,173
Mettler-Toledo International, Inc.*	177	209,021
		5,338,292
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A*	6,285	821,952
Semiconductors & Semiconductor Equipment — 1.4%
Applied Materials, Inc.	2,361	342,629
Broadcom, Inc.	12,400	2,076,132
KLA Corp.	244	165,871
NVIDIA Corp.(a)	88,990	9,644,736
QUALCOMM, Inc.	1,089	167,281
		12,396,649
Software & Services — 2.3%
Accenture PLC, Class A (Ireland)	1,574	491,151
ANSYS, Inc.*	109	34,505
Cadence Design Systems, Inc.*	702	178,540
Cognizant Technology Solutions Corp., Class A	738	56,457
EPAM Systems, Inc.*	1,265	213,583
Gen Digital, Inc.	133,253	3,536,535
GoDaddy, Inc., Class A*	6,247	1,125,334
International Business Machines Corp.	1,230	305,852
Microsoft Corp.(a)	24,273	9,111,841
Palantir Technologies, Inc., Class A*	20,707	1,747,671
Roper Technologies, Inc.	249	146,805
VeriSign, Inc.*	13,101	3,325,951
		20,274,225
Technology Hardware & Equipment — 1.2%
Amphenol Corp., Class A	2,688	176,306
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Apple, Inc.	13,740	$ 3,052,066
CDW Corp.	1,162	186,222
F5, Inc.*	8,623	2,296,046
Hewlett Packard Enterprise Co.	119,375	1,841,956
HP, Inc.	173	4,791
Jabil, Inc.	7,327	996,985
Teledyne Technologies, Inc.*	5,385	2,680,168
		11,234,540
Telecommunication Services — 0.5%
AT&T, Inc.	52,728	1,491,148
T-Mobile US, Inc.	7,063	1,883,773
Verizon Communications, Inc.	27,912	1,266,088
		4,641,009
Transportation — 0.2%
Delta Air Lines, Inc.	37,589	1,638,881
Utilities — 0.6%
Constellation Energy Corp.	4,364	879,913
Duke Energy Corp.	1,485	181,126
NRG Energy, Inc.	27,490	2,624,195
PG&E Corp.	7,654	131,496
Public Service Enterprise Group, Inc.	1,558	128,223
Vistra Corp.	12,866	1,510,983
		5,455,936
TOTAL COMMON STOCKS (Cost $148,519,900)		183,441,548
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY — 45.7%
Gotham Enhanced 500 ETF(b)	13,360,300	410,829,225
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY (Cost $344,153,831)		410,829,225

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
SHORT-TERM INVESTMENT — 6.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(c)	60,308,498	$ 60,308,498
TOTAL SHORT-TERM INVESTMENT (Cost $60,308,498)		60,308,498

TOTAL INVESTMENTS - 72.8% (Cost $552,982,229)		654,579,271
OTHER ASSETS IN EXCESS OF LIABILITIES - 27.2%		244,764,405
NET ASSETS - 100.0%		$899,343,676

(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
(b)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
(c)	Rate disclosed is the 7-day yield at March 31, 2025.
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
The portfolio matures between July 29, 2025 and January 22, 2030, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps, which represents 32.9% of net assets as of March 31, 2025:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
General Motors Co.	USFF +0.250%	Weekly	MS	07/29/25	106,671	$4,098,673	$5,016,737	$1,071,268
Banks
Bank of America Corp.	USFF +0.250%	Weekly	MS	07/29/25	51,104	1,659,541	2,132,570	662,993
Citigroup, Inc.	USFF +0.250%	Weekly	MS	01/12/29	11,891	677,377	844,142	211,655
Citizens Financial Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,306	66,252	94,477	38,010
Fifth Third Bancorp	USFF +0.250%	Weekly	MS	07/16/29	6,348	273,418	248,842	(10,553)
Huntington Bancshares, Inc.	USFF +0.250%	Weekly	MS	01/17/30	14,190	238,863	212,992	(17,499)
JPMorgan Chase & Co.	USFF +0.250%	Weekly	MS	07/29/25	20,630	2,324,575	5,060,539	3,044,614
M&T Bank Corp.	USFF +0.250%	Weekly	MS	07/16/29	841	177,779	150,329	(20,467)
PNC Financial Services Group, Inc. (The)	USFF +0.250%	Weekly	MS	07/29/25	2,692	390,700	473,173	147,493
Truist Financial Corp.	USFF +0.250%	Weekly	MS	01/10/28	5,303	174,093	218,218	71,434
US Bancorp	USFF +0.250%	Weekly	MS	01/10/28	6,145	214,098	259,442	76,707
Wells Fargo & Co.	USFF +0.250%	Weekly	MS	01/12/29	16,638	960,849	1,194,442	279,936
					138,088	7,157,545	10,889,166	4,484,323
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	01/12/29	20,121	2,271,323	2,954,970	780,979
Allegion PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	31,732	4,156,957	4,139,757	95,330
AMETEK, Inc.	USFF +0.250%	Weekly	MS	07/29/25	41,619	7,079,466	7,164,295	282,595
Builders FirstSource, Inc.	USFF +0.250%	Weekly	MS	01/12/29	30,481	4,203,089	3,808,296	(304,827)
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	07/08/27	11,593	3,863,260	3,823,371	171,923
Cummins, Inc.	USFF +0.250%	Weekly	MS	01/12/29	14,412	4,391,087	4,517,297	293,441
Deere & Co.	USFF +0.250%	Weekly	MS	07/16/29	1,862	862,306	873,930	35,433
Dover Corp.	USFF +0.250%	Weekly	MS	07/16/29	20,463	3,765,696	3,594,940	(59,542)
Emerson Electric Co.	USFF +0.250%	Weekly	MS	07/29/25	54,267	5,983,800	5,949,834	182,404
Fortive Corp.	USFF +0.250%	Weekly	MS	01/17/30	58,462	4,630,688	4,278,249	(241,388)
General Dynamics Corp.	USFF +0.250%	Weekly	MS	07/29/25	27,577	7,254,008	7,516,939	451,163
General Electric Co.	USFF +0.250%	Weekly	MS	01/07/27	9,375	1,469,501	1,876,406	458,908
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	50	9,562	10,588	3,686
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	07/08/27	16,339	1,534,404	2,119,658	626,477
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	01/07/27	22,473	5,613,373	5,573,529	184,337
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/25	103,538	$8,317,959	$8,294,429	$235,928
L3Harris Technologies, Inc.	USFF +0.250%	Weekly	MS	07/16/29	28,141	6,198,498	5,890,193	(128,520)
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	07/29/25	17,571	8,030,931	7,849,141	181,623
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	41,121	2,856,743	2,859,554	115,361
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	07/29/25	1,401	612,868	717,326	139,411
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	01/10/28	32,821	3,022,361	3,387,127	465,525
Parker-Hannifin Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,263	715,607	767,715	65,067
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/25	29,775	2,743,180	2,604,717	(28,573)
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	01/17/30	316	82,210	80,321	677
Snap-on, Inc.	USFF +0.250%	Weekly	MS	07/29/25	15,622	3,867,324	5,264,770	1,726,671
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	07/16/29	50,430	4,175,533	3,877,058	(162,713)
Textron, Inc.	USFF +0.250%	Weekly	MS	01/07/27	92,763	6,984,462	6,702,127	(129,329)
United Rentals, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,467	927,213	919,369	19,300
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	07/16/29	27,389	5,152,160	4,966,995	(69,783)
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/29/25	4,037	4,004,841	3,987,870	96,391
					808,481	114,780,410	116,370,771	5,487,955
Commercial & Professional Services
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	07/29/25	26,315	7,071,998	8,040,022	1,304,639
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,703	371,216	412,909	53,737
Cintas Corp.	USFF +0.250%	Weekly	MS	01/12/29	10,716	1,781,397	2,202,459	478,879
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	75,345	9,354,525	9,108,457	20,154
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	43,064	5,103,401	5,811,056	889,686
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	12,127	2,398,920	2,936,674	621,925
Veralto Corp.	USFF +0.250%	Weekly	MS	07/29/25	54,545	5,194,189	5,315,410	254,586
					223,815	31,275,646	33,826,987	3,623,606
Consumer Discretionary Distribution & Retail
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/29/25	108,767	14,537,866	20,694,009	6,491,507
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	465	1,536,395	1,772,943	289,693
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	07/16/29	248,296	8,244,226	7,528,335	(513,110)
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	07/29/25	25,120	1,887,482	1,849,083	111,814
CarMax, Inc.	USFF +0.250%	Weekly	MS	07/16/29	10,048	720,695	782,940	81,118
eBay, Inc.	USFF +0.250%	Weekly	MS	07/29/25	4,038	201,781	273,494	95,020
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	14,294	5,373,243	5,238,608	19,339
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
LKQ Corp.	USFF +0.250%	Weekly	MS	01/12/29	190,947	$7,108,561	$8,122,885	$1,258,557
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	07/29/25	4	852	933	2,601
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	44,456	5,216,185	5,414,741	348,680
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/17/30	16,196	5,589,488	5,936,482	476,348
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	01/17/30	8,939	1,500,818	1,413,256	(52,337)
					671,570	51,917,592	59,027,709	8,609,230
Consumer Durables & Apparel
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	01/17/30	70,620	9,922,172	7,896,022	(1,921,087)
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	4,202	701,500	912,380	248,783
Hasbro, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,133	351,860	377,118	39,113
Lennar Corp., Class A	USFF +0.250%	Weekly	MS	07/29/25	1,820	180,809	208,900	42,625
Mohawk Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	17,137	1,693,715	1,956,703	302,654
NVR, Inc.	USFF +0.250%	Weekly	MS	07/16/29	217	1,605,296	1,572,033	(5,640)
PulteGroup, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,050	644,694	621,940	(2,286)
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	07/11/28	24,084	5,118,167	5,316,302	279,148
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/29/25	49,862	2,574,471	3,510,783	1,060,996
					180,125	22,792,684	22,372,181	44,306
Consumer Services
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,403	6,260,491	6,463,495	380,719
Caesars Entertainment, Inc.	USFF +0.250%	Weekly	MS	07/11/28	185,172	6,219,360	4,629,300	(1,446,205)
Carnival Corp. (Panama)	USFF +0.250%	Weekly	MS	01/17/30	239,916	4,959,185	4,685,559	(158,782)
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,633	295,211	339,272	28,124
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	29,236	4,598,741	4,914,572	429,279
Hilton Worldwide Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	8,211	1,637,201	1,868,413	274,360
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/26	360	75,740	85,752	29,135
McDonald's Corp.	USFF +0.250%	Weekly	MS	07/29/25	25,910	7,318,000	8,093,507	1,147,619
Royal Caribbean Cruises Ltd. (Liberia)	USFF +0.250%	Weekly	MS	01/17/30	9,585	2,085,199	1,969,142	(67,378)
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	07/16/29	37,063	3,055,807	3,094,760	125,084
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/29/25	57,585	7,548,605	9,061,576	1,808,483
					596,074	44,053,540	45,205,348	2,550,438
Consumer Staples Distribution & Retail
Kroger Co. (The)	USFF +0.250%	Weekly	MS	07/29/25	15,686	862,801	1,061,785	279,036
Sysco Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,580	110,415	118,563	20,714
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail — (continued)
Target Corp.	USFF +0.250%	Weekly	MS	07/11/28	94,857	$12,104,348	$9,899,277	$(1,817,799)
Walmart, Inc.	USFF +0.250%	Weekly	MS	07/29/25	20,687	1,401,405	1,816,112	515,568
					132,810	14,478,969	12,895,737	(1,002,481)
Energy
Baker Hughes Co.	USFF +0.250%	Weekly	MS	01/10/28	49,459	1,949,972	2,173,723	307,416
Chevron Corp.	USFF +0.250%	Weekly	MS	01/12/29	87,656	13,137,756	14,663,972	2,049,863
Coterra Energy, Inc.	USFF +0.250%	Weekly	MS	07/16/29	189,158	4,593,361	5,466,666	1,057,145
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	07/29/25	79,017	9,839,705	10,133,140	788,962
Halliburton Co.	USFF +0.250%	Weekly	MS	07/29/25	153,398	4,108,324	3,891,707	(57,838)
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	07/11/28	145,044	3,366,624	4,138,105	938,116
Texas Pacific Land Corp.	USFF +0.250%	Weekly	MS	07/16/29	4,203	5,783,873	5,568,933	(74,403)
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/06/26	27,133	3,409,835	3,583,455	309,324
					735,068	46,189,450	49,619,701	5,318,585
Equity Real Estate Investment Trusts (REITs)
American Tower Corp.	USFF +0.250%	Weekly	MS	07/11/28	13,017	2,410,347	2,832,499	494,490
AvalonBay Communities, Inc.	USFF +0.250%	Weekly	MS	07/29/25	18,962	4,046,086	4,069,624	225,444
Digital Realty Trust, Inc.	USFF +0.250%	Weekly	MS	01/10/28	23,260	3,505,121	3,332,925	28,798
Equity Residential	USFF +0.250%	Weekly	MS	01/17/30	36,495	2,610,303	2,612,312	86,993
Essex Property Trust, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,516	1,237,713	1,384,470	197,253
Extra Space Storage, Inc.	USFF +0.250%	Weekly	MS	07/29/25	5,796	844,042	860,648	55,856
Kimco Realty Corp.	USFF +0.250%	Weekly	MS	07/16/29	123,909	2,759,373	2,631,827	(32,365)
Prologis, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,212	360,107	359,069	12,769
Realty Income Corp.	USFF +0.250%	Weekly	MS	07/11/28	73,284	3,846,249	4,251,205	632,157
Simon Property Group, Inc.	USFF +0.250%	Weekly	MS	07/29/25	4,475	639,077	743,208	173,356
Ventas, Inc.	USFF +0.250%	Weekly	MS	07/16/29	69,046	4,367,883	4,747,603	516,076
VICI Properties, Inc.	USFF +0.250%	Weekly	MS	07/11/28	173,209	5,170,256	5,650,078	737,538
Welltower, Inc.	USFF +0.250%	Weekly	MS	07/08/27	45,901	5,797,315	7,032,492	1,495,375
					595,082	37,593,872	40,507,960	4,623,740
Financial Services
American Express Co.	USFF +0.250%	Weekly	MS	01/07/27	5,978	958,299	1,608,381	704,079
Ameriprise Financial, Inc.	USFF +0.250%	Weekly	MS	07/11/28	750	317,268	363,083	57,872
Apollo Global Management, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,548	952,154	759,743	(167,251)
Bank of New York Mellon Corp. (The)	USFF +0.250%	Weekly	MS	01/12/29	4,172	267,384	349,906	94,463
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	07/29/25	19,172	4,884,079	10,210,624	5,439,659
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
Blackrock, Inc.	USFF +0.250%	Weekly	MS	07/29/25	2,388	$1,389,531	$2,260,194	$927,947
Blackstone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,480	865,005	905,774	89,391
Capital One Financial Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,086	187,087	374,020	203,758
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,652	624,658	826,411	225,246
Charles Schwab Corp. (The)	USFF +0.250%	Weekly	MS	01/07/27	7,030	454,955	550,308	125,455
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	14,134	2,825,762	3,749,609	1,178,126
Corpay, Inc.	USFF +0.250%	Weekly	MS	07/08/27	18,077	5,398,136	6,303,811	1,030,624
Discover Financial Services	USFF +0.250%	Weekly	MS	01/12/29	1,662	222,127	283,703	70,718
Fiserv, Inc.	USFF +0.250%	Weekly	MS	01/10/28	29,925	5,033,785	6,608,338	1,689,039
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	07/29/25	79,070	2,205,064	1,522,098	(339,858)
Goldman Sachs Group, Inc. (The)	USFF +0.250%	Weekly	MS	07/08/27	2,513	873,664	1,372,827	582,264
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	07/29/25	28,051	3,949,839	4,838,797	1,045,577
Invesco Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/29/25	3,325	47,300	50,440	12,216
KKR & Co., Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,350	483,014	502,904	33,857
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/25	10,297	5,167,833	5,643,992	631,184
Moody's Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,038	1,264,433	1,414,766	180,156
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	07/29/25	30,721	1,989,461	2,330,495	412,022
Northern Trust Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,331	93,672	131,303	46,451
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	113,431	7,774,315	7,401,373	(193,288)
Raymond James Financial, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,046	113,071	145,300	39,356
S&P Global, Inc.	USFF +0.250%	Weekly	MS	11/03/25	5,926	2,816,247	3,011,001	274,348
State Street Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,455	139,629	130,266	(4,399)
Synchrony Financial	USFF +0.250%	Weekly	MS	07/16/29	1,950	102,327	103,233	5,302
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	07/29/25	13,275	1,444,407	1,219,574	72,858
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/25	24,760	7,314,608	8,677,390	1,617,260
					445,593	60,159,114	73,649,664	16,084,432
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	07/29/25	38,100	1,797,590	2,286,762	835,441
Campbell's Company (The)	USFF +0.250%	Weekly	MS	01/17/30	16,771	674,845	669,498	14,749
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	07/29/25	61,276	3,777,941	4,388,587	913,526
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	175,421	4,661,389	4,678,478	225,550
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	31,615	6,513,074	5,801,985	(536,321)
General Mills, Inc.	USFF +0.250%	Weekly	MS	07/29/25	51,854	3,107,136	3,100,351	157,297
Kellanova	USFF +0.250%	Weekly	MS	01/12/29	30,761	1,730,926	2,537,475	911,650
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	07/11/28	142,012	4,432,800	4,859,651	601,273
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	07/29/25	125,983	4,071,674	3,833,663	132,128
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	07/29/25	20,780	$1,100,966	$1,264,879	$223,342
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/26	45,860	2,891,673	3,111,601	387,103
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	07/16/29	28,339	4,251,129	4,249,150	121,837
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	07/29/25	12,598	1,425,505	1,999,681	751,133
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	84,698	4,872,413	5,404,579	698,399
					866,068	45,309,061	48,186,340	5,437,107
Health Care Equipment & Services
Abbott Laboratories	USFF +0.250%	Weekly	MS	07/29/25	17,577	2,074,610	2,331,589	446,192
Baxter International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	244,952	7,653,955	8,384,707	951,090
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,451	330,979	475,444	170,047
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/05/26	18,152	4,142,548	5,047,890	1,052,868
Centene Corp.	USFF +0.250%	Weekly	MS	07/16/29	26,381	1,507,788	1,601,591	132,297
Cigna Group (The)	USFF +0.250%	Weekly	MS	07/06/26	10,791	3,031,850	3,550,239	653,661
CVS Health Corp.	USFF +0.250%	Weekly	MS	07/29/25	94,065	4,898,810	6,372,904	1,728,895
DaVita, Inc.	USFF +0.250%	Weekly	MS	01/10/28	22,362	3,237,410	3,420,715	258,679
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	07/16/29	13,914	5,516,907	6,052,033	691,927
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	57,881	4,648,584	4,671,576	136,530
Hologic, Inc.	USFF +0.250%	Weekly	MS	07/29/25	154,688	11,036,779	9,555,078	(1,235,616)
McKesson Corp.	USFF +0.250%	Weekly	MS	07/29/25	635	313,606	427,349	127,416
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	61,404	5,249,585	5,517,763	452,275
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	11,557	3,229,060	3,806,760	652,713
ResMed, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,314	425,474	517,989	106,663
Solventum Corp.	USFF +0.250%	Weekly	MS	01/12/29	85,750	5,126,939	6,520,430	1,512,197
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	07/29/25	2,858	1,325,578	1,496,878	244,561
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	07/16/29	22,260	4,072,405	4,182,654	208,058
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	33,062	3,375,774	3,741,957	455,957
					884,054	71,198,641	77,675,546	8,746,410
Household & Personal Products
Clorox Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	7,959	1,213,581	1,171,963	(8,821)
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/11/28	33,931	2,712,642	3,179,335	612,577
Kenvue, Inc.	USFF +0.250%	Weekly	MS	01/12/29	22,914	417,263	549,478	156,587
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Household & Personal Products — (continued)
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	01/07/27	29,265	$3,684,679	$4,162,068	$684,658
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/29/25	32,517	5,267,598	5,541,547	498,503
					126,586	13,295,763	14,604,391	1,943,504
Insurance
Aflac, Inc.	USFF +0.250%	Weekly	MS	07/29/25	46,768	4,633,028	5,200,134	759,776
Aon PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	13,336	4,471,475	5,322,264	973,243
Assurant, Inc.	USFF +0.250%	Weekly	MS	07/29/25	11,814	2,472,983	2,477,987	70,699
Brown & Brown, Inc.	USFF +0.250%	Weekly	MS	07/08/27	9,321	790,168	1,159,532	399,730
Chubb Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	13,678	3,638,782	4,130,619	625,981
Cincinnati Financial Corp.	USFF +0.250%	Weekly	MS	07/11/28	13,415	1,852,509	1,981,664	213,671
Hartford Insurance Group, Inc. (The)	USFF +0.250%	Weekly	MS	01/12/29	39,764	4,174,051	4,920,000	940,997
Loews Corp.	USFF +0.250%	Weekly	MS	07/29/25	30,972	2,189,061	2,846,637	725,078
Marsh & McLennan Cos., Inc.	USFF +0.250%	Weekly	MS	07/16/29	22,803	4,909,491	5,564,616	786,420
MetLife, Inc.	USFF +0.250%	Weekly	MS	01/12/29	17,976	1,368,637	1,443,293	105,708
Progressive Corp. (The)	USFF +0.250%	Weekly	MS	07/16/29	11,707	2,956,568	3,313,198	421,061
Travelers Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/12/29	11,306	2,625,674	2,989,985	452,080
W R Berkley Corp.	USFF +0.250%	Weekly	MS	01/17/30	17,047	1,217,496	1,213,065	24,271
Willis Towers Watson PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	3,500	962,311	1,182,825	258,450
					263,407	38,262,234	43,745,819	6,757,165
Materials
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	07/16/29	27,539	5,143,434	4,901,116	(96,470)
Ball Corp.	USFF +0.250%	Weekly	MS	01/12/29	37,186	2,053,672	1,936,275	(78,061)
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	36,101	2,853,090	2,821,293	37,675
Corteva, Inc.	USFF +0.250%	Weekly	MS	07/16/29	90,731	5,520,313	5,709,702	328,232
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	01/12/29	89,120	6,845,011	6,655,482	32,103
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	07/11/28	38,539	3,553,734	3,395,671	9,282
Ecolab, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,834	1,967,754	1,986,076	65,794
International Paper Co.	USFF +0.250%	Weekly	MS	07/29/25	94,325	4,695,783	5,032,239	582,315
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/25	14,256	6,088,095	6,638,164	767,210
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	07/08/27	83,155	7,104,085	5,854,112	(876,990)
Newmont Corp.	USFF +0.250%	Weekly	MS	07/16/29	58,164	2,584,914	2,808,158	297,968
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	07/16/29	48,049	$5,740,425	$5,254,158	$(316,468)
Smurfit WestRock PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	2,630	126,339	118,508	(1,787)
					627,629	54,276,649	53,110,954	750,803
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/25	95,013	9,403,294	14,692,810	5,575,661
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	10,726	2,842,837	3,952,853	1,176,137
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,528	294,658	365,347	77,739
Fox Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	129,194	5,091,240	7,312,380	2,401,928
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/25	18,729	5,602,787	10,794,646	5,363,536
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,383	1,382,646	2,222,219	883,813
News Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	36,268	1,008,507	987,215	3,633
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	60,146	5,063,427	4,986,705	126,070
Paramount Global, Class B	USFF +0.250%	Weekly	MS	01/17/30	6,471	74,782	77,393	5,007
Take-Two Interactive Software, Inc.	USFF +0.250%	Weekly	MS	07/29/25	1,137	156,596	235,643	83,326
TKO Group Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	41,283	6,305,182	6,308,455	149,105
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	54,549	5,075,805	5,383,986	456,657
					458,427	42,301,761	57,319,652	16,302,612
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	USFF +0.250%	Weekly	MS	07/29/25	2	345	419	781
Biogen, Inc.	USFF +0.250%	Weekly	MS	07/16/29	65,804	11,090,670	9,004,619	(1,830,048)
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	01/12/29	90,524	3,739,228	5,521,059	2,024,153
Danaher Corp.	USFF +0.250%	Weekly	MS	07/29/25	6,474	1,355,086	1,327,170	23,549
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	07/29/25	65,998	5,085,355	7,395,076	2,741,624
Incyte Corp.	USFF +0.250%	Weekly	MS	07/11/28	119,490	8,128,512	7,235,119	(707,313)
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	28,222	5,343,931	4,975,539	(244,691)
Johnson & Johnson	USFF +0.250%	Weekly	MS	07/29/25	40,187	5,800,884	6,664,612	1,443,391
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/29/25	101,567	9,937,884	9,116,654	(382,177)
Mettler-Toledo International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	287	347,552	338,921	(1,727)
Pfizer, Inc.	USFF +0.250%	Weekly	MS	01/17/30	120,847	3,112,689	3,062,263	18,945
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,602	2,996,581	2,787,555	(136,051)
Viatris, Inc.	USFF +0.250%	Weekly	MS	07/11/28	620,898	6,431,216	5,408,022	(740,630)
					1,265,902	63,369,933	62,837,028	2,209,806
Real Estate Management & Development
CBRE Group, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	77,349	10,106,211	10,115,702	242,829
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	07/29/25	21,503	$3,445,025	$3,120,515	$(190,532)
Broadcom, Inc.	USFF +0.250%	Weekly	MS	07/29/25	41,879	5,629,488	7,011,801	1,670,324
KLA Corp.	USFF +0.250%	Weekly	MS	07/29/25	382	241,282	259,684	27,703
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/29/25	42,049	3,131,595	3,056,962	10,685
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	07/29/25	12,117	997,608	1,052,846	76,092
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	152,010	9,865,396	16,474,844	6,784,391
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	01/17/30	266,199	13,306,046	10,831,637	(2,167,404)
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/08/27	53,799	8,536,070	8,264,064	107,014
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	194,498	14,802,858	12,570,406	(1,722,096)
					784,436	59,955,368	62,642,759	4,596,177
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	9,642	2,794,789	3,008,690	312,647
ANSYS, Inc.	USFF +0.250%	Weekly	MS	07/08/27	735	176,028	232,672	61,370
Cadence Design Systems, Inc.	USFF +0.250%	Weekly	MS	07/29/25	2,319	591,403	589,791	1,327
Cognizant Technology Solutions Corp., Class A	USFF +0.250%	Weekly	MS	07/29/25	4,038	256,513	308,907	76,330
EPAM Systems, Inc.	USFF +0.250%	Weekly	MS	01/07/27	34,085	7,292,610	5,754,911	(1,369,135)
Fair Isaac Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,805	3,262,882	3,328,709	139,573
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	07/11/28	290,796	6,483,812	7,717,726	1,536,960
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	6,840	956,718	1,232,158	298,138
International Business Machines Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,075	400,989	515,970	144,942
Microsoft Corp.	USFF +0.250%	Weekly	MS	07/29/25	62,186	17,895,263	23,344,003	6,374,745
Palantir Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	56,554	2,114,557	4,773,158	2,707,955
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,835	3,501,477	4,029,779	617,381
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	8,134	2,279,893	2,182,840	(43,889)
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/07/27	14,241	2,509,089	3,615,363	1,164,712
					500,285	50,516,023	60,634,677	12,023,056
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	7,542	429,317	494,680	85,104
Apple, Inc.	USFF +0.250%	Weekly	MS	07/29/25	131,565	15,188,731	29,224,533	14,915,861
CDW Corp.	USFF +0.250%	Weekly	MS	01/07/27	11,236	2,037,835	1,800,681	(178,554)
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	07/29/25	86,212	4,400,910	5,320,143	1,299,752
Corning, Inc.	USFF +0.250%	Weekly	MS	01/17/30	21,951	1,076,060	1,004,917	(42,807)
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Dell Technologies, Inc., Class C	USFF +0.250%	Weekly	MS	01/17/30	46,539	$4,601,200	$4,242,030	$(252,568)
F5, Inc.	USFF +0.250%	Weekly	MS	01/10/28	13,443	2,760,027	3,579,468	883,655
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	01/10/28	324,631	5,450,212	5,009,056	(300,502)
HP, Inc.	USFF +0.250%	Weekly	MS	07/29/25	145,688	4,468,371	4,034,101	(594)
Jabil, Inc.	USFF +0.250%	Weekly	MS	01/12/29	39,504	5,478,853	5,375,309	25,469
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,516	481,735	663,720	205,294
NetApp, Inc.	USFF +0.250%	Weekly	MS	07/08/27	33,998	3,347,987	2,986,384	(234,629)
Teledyne Technologies, Inc.	USFF -0.250%	Weekly	MS	07/29/25	5,942	2,408,992	2,957,393	604,534
Zebra Technologies Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	20,068	6,850,502	5,670,414	(1,021,703)
					889,835	58,980,732	72,362,829	15,988,312
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	07/08/27	81,128	1,673,393	2,294,300	756,137
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	07/29/25	10,388	1,758,233	2,770,583	1,098,749
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/08/27	42,668	1,593,548	1,935,420	490,571
					134,184	5,025,174	7,000,303	2,345,457
Transportation
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/17/30	25,770	2,569,597	2,638,848	129,079
CSX Corp.	USFF +0.250%	Weekly	MS	07/29/25	79,662	2,470,512	2,344,453	(24,167)
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	194,437	9,261,256	8,477,453	(518,853)
FedEx Corp.	USFF +0.250%	Weekly	MS	01/10/28	14,878	3,432,848	3,626,959	321,470
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,277	95,715	93,042	(783)
Union Pacific Corp.	USFF +0.250%	Weekly	MS	01/12/29	27,072	6,255,845	6,395,489	337,886
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	01/17/30	44,935	5,037,827	4,942,401	81,999
					388,031	29,123,600	28,518,645	326,631
Utilities
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	01/05/26	64,026	14,501,903	12,909,562	(1,214,812)
Dominion Energy, Inc.	USFF +0.250%	Weekly	MS	07/16/29	124,507	6,684,469	6,981,107	521,047
Duke Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	5,083	471,396	619,974	176,472
Evergy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	56,065	3,754,942	3,865,682	197,860
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/29/25	41,747	2,251,885	3,985,169	1,950,386
PG&E Corp.	USFF +0.250%	Weekly	MS	07/08/27	13,512	200,733	232,136	37,692
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,863	246,566	317,925	102,804
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Southern Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	46,692	$3,780,184	$4,293,329	$634,464
Vistra Corp.	USFF +0.250%	Weekly	MS	07/16/29	41,166	5,261,689	4,834,535	(296,007)
					396,661	37,153,767	38,039,419	2,109,906

Total Reference Entity — Long						1,013,372,412	1,106,176,025	130,675,177
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Aptiv PLC (Jersey)	USFF -0.250%	Weekly	MS	01/07/27	(7,559)	$(1,084,619)	$(449,761)	$601,145
Ford Motor Co.	USFF -0.250%	Weekly	MS	01/10/28	(324,695)	(3,725,190)	(3,256,691)	167,426
					(332,254)	(4,809,809)	(3,706,452)	768,571
Banks
KeyCorp.	USFF -0.250%	Weekly	MS	01/07/27	(6,548)	(160,409)	(104,703)	35,919
Regions Financial Corp.	USFF -0.250%	Weekly	MS	07/08/27	(4,532)	(113,248)	(98,480)	5,189
					(11,080)	(273,657)	(203,183)	41,108
Capital Goods
A. O. Smith Corp.	USFF -0.250%	Weekly	MS	07/16/29	(5,335)	(395,028)	(348,696)	35,505
Axon Enterprise, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(9,573)	(5,195,065)	(5,034,919)	(3,885)
Boeing Co. (The)	USFF -0.250%	Weekly	MS	07/11/28	(59,760)	(11,580,137)	(10,192,068)	1,021,605
Carrier Global Corp.	USFF -0.250%	Weekly	MS	01/12/29	(103,343)	(7,164,363)	(6,551,946)	369,838
Eaton Corp. PLC (Ireland)	USFF -0.250%	Weekly	MS	01/22/30	(13,181)	(4,014,164)	(3,582,991)	293,176
Fastenal Co.	USFF -0.250%	Weekly	MS	01/12/29	(62,815)	(4,783,452)	(4,871,303)	(276,632)
Generac Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,045)	(198,383)	(132,349)	60,417
Hubbell, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,188)	(2,737,876)	(2,047,671)	592,480
Huntington Ingalls Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(28,601)	(6,420,588)	(5,835,748)	350,020
IDEX Corp.	USFF -0.250%	Weekly	MS	01/12/29	(21,709)	(4,910,936)	(3,928,678)	805,864
Ingersoll Rand, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(60,348)	(5,545,129)	(4,829,650)	539,147
Lennox International, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,649)	(1,718,654)	(1,485,639)	208,593
Nordson Corp.	USFF -0.250%	Weekly	MS	07/11/28	(48,201)	(11,284,392)	(9,723,106)	1,129,478
PACCAR, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(90,551)	(9,696,814)	(8,816,951)	391,233
Rockwell Automation, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(26,453)	(7,426,199)	(6,834,926)	274,486
RTX Corp.	USFF -0.250%	Weekly	MS	01/22/30	(8,987)	(1,166,513)	(1,190,418)	(64,524)
Trane Technologies PLC (Ireland)	USFF -0.250%	Weekly	MS	01/22/30	(8,954)	(3,154,726)	(3,016,782)	46,593
TransDigm Group, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(4,578)	(6,161,673)	(6,332,702)	(365,706)
Xylem, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(37,710)	(4,951,502)	(4,504,837)	269,580
					(599,981)	(98,505,594)	(89,261,380)	5,677,268
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services
Copart, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(67,725)	$(3,828,484)	$(3,832,558)	$(124,779)
Dayforce, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(92,190)	(6,249,900)	(5,377,443)	674,983
Equifax, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(35,812)	(9,654,189)	(8,722,371)	592,726
Paychex, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(2,432)	(367,016)	(375,209)	(20,710)
Paycom Software, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(18,801)	(4,532,186)	(4,107,642)	262,914
Rollins, Inc.	USFF -0.250%	Weekly	MS	07/29/25	(89,244)	(4,372,390)	(4,821,853)	(639,997)
Verisk Analytics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(21,134)	(5,738,712)	(6,289,901)	(767,047)
Waste Management, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(15,148)	(3,321,654)	(3,506,913)	(314,085)
					(342,486)	(38,064,531)	(37,033,890)	(335,995)
Consumer Discretionary Distribution & Retail
Genuine Parts Co.	USFF -0.250%	Weekly	MS	07/16/29	(39,852)	(5,423,434)	(4,747,967)	417,376
O'Reilly Automotive, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(1,848)	(2,462,263)	(2,647,408)	(318,333)
Pool Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,999)	(1,869,612)	(1,591,432)	202,786
Ross Stores, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(23,732)	(3,580,425)	(3,032,712)	420,305
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/12/29	(219,120)	(11,921,358)	(12,073,512)	(591,948)
					(289,551)	(25,257,092)	(24,093,031)	130,186
Consumer Durables & Apparel
DR Horton, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(35,649)	(5,419,629)	(4,532,057)	704,822
Lululemon Athletica, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(14,219)	(5,892,015)	(4,024,830)	1,880,177
NIKE, Inc., Class B	USFF -0.250%	Weekly	MS	01/22/30	(45,332)	(3,510,297)	(2,877,675)	650,570
					(95,200)	(14,821,941)	(11,434,562)	3,235,569
Consumer Services
Airbnb, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(58,096)	(8,088,342)	(6,940,148)	892,434
Chipotle Mexican Grill, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(118,410)	(7,093,208)	(5,945,366)	923,632
Domino's Pizza, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(12,394)	(5,667,362)	(5,694,423)	(242,386)
DoorDash, Inc., Class A	USFF -0.250%	Weekly	MS	01/22/30	(14,362)	(2,821,244)	(2,624,943)	107,530
Las Vegas Sands Corp.	USFF -0.250%	Weekly	MS	07/11/28	(71,750)	(3,158,959)	(2,771,703)	252,511
MGM Resorts International	USFF -0.250%	Weekly	MS	07/16/29	(236,660)	(8,702,620)	(7,014,602)	1,412,783
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/29/25	(137,840)	(3,687,799)	(2,613,446)	958,108
Starbucks Corp.	USFF -0.250%	Weekly	MS	07/16/29	(39,746)	(3,976,328)	(3,898,685)	(75,127)
					(689,258)	(43,195,862)	(37,503,316)	4,229,485
Consumer Staples Distribution & Retail
Costco Wholesale Corp.	USFF -0.250%	Weekly	MS	01/22/30	(933)	(849,124)	(882,413)	(62,162)
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail — (continued)
Dollar General Corp.	USFF -0.250%	Weekly	MS	01/10/28	(6,792)	$(1,439,244)	$(597,221)	$767,634
Dollar Tree, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(4,704)	(757,261)	(353,129)	380,797
					(12,429)	(3,045,629)	(1,832,763)	1,086,269
Energy
APA Corp.	USFF -0.250%	Weekly	MS	07/16/29	(89,105)	(2,568,420)	(1,872,987)	570,124
ConocoPhillips	USFF -0.250%	Weekly	MS	01/22/30	(58,362)	(5,826,492)	(6,129,177)	(541,032)
Devon Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(159,568)	(6,204,765)	(5,967,843)	(32,522)
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(45,642)	(8,181,061)	(7,297,243)	550,256
EQT Corp.	USFF -0.250%	Weekly	MS	01/12/29	(111,739)	(5,169,029)	(5,970,215)	(982,115)
Expand Energy Corp.	USFF -0.250%	Weekly	MS	01/22/30	(34,516)	(3,775,792)	(3,842,321)	(185,564)
Exxon Mobil Corp.	USFF -0.250%	Weekly	MS	01/22/30	(2,851)	(318,760)	(339,069)	(28,446)
Hess Corp.	USFF -0.250%	Weekly	MS	01/10/28	(28,373)	(4,341,872)	(4,532,019)	(384,899)
Marathon Petroleum Corp.	USFF -0.250%	Weekly	MS	07/16/29	(19,439)	(3,045,645)	(2,832,068)	96,468
Occidental Petroleum Corp.	USFF -0.250%	Weekly	MS	07/16/29	(176,974)	(8,933,493)	(8,735,437)	(164,063)
ONEOK, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(31,120)	(3,027,188)	(3,087,726)	(155,839)
Phillips 66	USFF -0.250%	Weekly	MS	01/22/30	(20,720)	(2,607,522)	(2,558,506)	(34,686)
Schlumberger NV (Curacao)	USFF -0.250%	Weekly	MS	01/12/29	(979)	(59,647)	(40,922)	16,771
Targa Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(9,638)	(1,928,350)	(1,932,130)	(68,775)
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/16/29	(57,713)	(3,172,381)	(3,448,929)	(426,165)
					(846,739)	(59,160,417)	(58,586,592)	(1,770,487)
Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(81,162)	(8,312,445)	(7,508,297)	366,401
BXP, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(16,564)	(1,299,303)	(1,112,935)	116,948
Camden Property Trust	USFF -0.250%	Weekly	MS	07/16/29	(28,209)	(3,357,414)	(3,449,961)	(243,221)
Crown Castle, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(28,895)	(3,221,379)	(3,011,726)	(10,523)
Equinix, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(6,114)	(5,309,621)	(4,985,050)	31,414
Federal Realty Investment Trust	USFF -0.250%	Weekly	MS	07/06/26	(19,099)	(2,197,996)	(1,868,264)	223,608
Healthpeak Properties, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(161,343)	(3,272,810)	(3,262,355)	(78,172)
Host Hotels & Resorts, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(72,433)	(1,355,809)	(1,029,273)	226,261
Invitation Homes, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(20,803)	(735,216)	(724,985)	(31,008)
Iron Mountain, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(71,382)	(7,038,921)	(6,141,707)	499,794
Mid-America Apartment Communities, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(11,164)	(1,788,784)	(1,870,863)	(165,743)
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Equity Real Estate Investment Trusts (REITs) — (continued)
Public Storage	USFF -0.250%	Weekly	MS	07/16/29	(3,622)	$(1,163,060)	$(1,084,028)	$31,432
Regency Centers Corp.	USFF -0.250%	Weekly	MS	01/07/27	(21,968)	(1,599,343)	(1,620,360)	(153,023)
SBA Communications Corp.	USFF -0.250%	Weekly	MS	07/16/29	(13,067)	(3,019,944)	(2,874,871)	27,581
UDR, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(17,338)	(788,007)	(783,157)	(28,730)
Weyerhaeuser Co.	USFF -0.250%	Weekly	MS	01/10/28	(74,361)	(2,373,175)	(2,177,290)	76,574
					(647,524)	(46,833,227)	(43,505,122)	889,593
Exchange Traded Funds
SPDR S&P 500 ETF Trust	USFF -0.250%	Weekly	MS	01/22/30	(1,856)	(1,025,847)	(1,038,228)	(74,676)
Financial Services
FactSet Research Systems, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(6,716)	(3,097,897)	(3,053,362)	(69,137)
Fidelity National Information Services, Inc.	USFF -0.250%	Weekly	MS	07/29/25	(89,977)	(7,915,691)	(6,719,482)	807,626
Global Payments, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(13,447)	(2,232,765)	(1,316,730)	813,562
Jack Henry & Associates, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(57,703)	(10,025,011)	(10,536,568)	(912,396)
MarketAxess Holdings, Inc.	USFF -0.250%	Weekly	MS	11/03/25	(29,600)	(6,702,407)	(6,403,960)	17,544
MSCI, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(10,086)	(5,996,672)	(5,703,633)	24,823
					(207,529)	(35,970,443)	(33,733,735)	682,022
Food, Beverage & Tobacco
Archer-Daniels-Midland Co.	USFF -0.250%	Weekly	MS	01/22/30	(20,824)	(1,050,283)	(999,760)	11,333
Brown-Forman Corp., Class B	USFF -0.250%	Weekly	MS	07/29/25	(96,625)	(5,243,069)	(3,279,453)	1,710,902
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	07/11/28	(11,542)	(1,225,860)	(882,040)	283,994
Hershey Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(11,065)	(2,079,887)	(1,892,447)	98,555
Hormel Foods Corp.	USFF -0.250%	Weekly	MS	07/16/29	(79,969)	(2,500,111)	(2,474,241)	(80,367)
J M Smucker Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(34,570)	(4,200,754)	(4,093,434)	(151,048)
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(57,454)	(5,134,997)	(3,062,298)	1,854,200
McCormick & Co., Inc., non-voting shares	USFF -0.250%	Weekly	MS	07/16/29	(110,190)	(8,673,958)	(9,069,739)	(743,767)
Monster Beverage Corp.	USFF -0.250%	Weekly	MS	01/10/28	(132,380)	(7,278,529)	(7,746,878)	(708,866)
					(554,619)	(37,387,448)	(33,500,290)	2,274,936
Health Care Equipment & Services
Align Technology, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(10,480)	(3,241,055)	(1,664,853)	1,474,121
Becton Dickinson & Co.	USFF -0.250%	Weekly	MS	01/22/30	(15,786)	(3,775,754)	(3,615,941)	24,387
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Boston Scientific Corp.	USFF -0.250%	Weekly	MS	01/22/30	(5,124)	$(538,636)	$(516,909)	$5,324
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/06/26	(106,502)	(10,163,895)	(8,983,444)	858,888
Dexcom, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(83,767)	(8,729,176)	(5,720,448)	2,732,651
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	07/06/26	(30,981)	(3,105,776)	(2,245,503)	767,340
HCA Healthcare, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(7,733)	(2,533,633)	(2,672,138)	(222,193)
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(27,121)	(2,253,182)	(1,857,517)	324,959
Humana, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(19,332)	(4,979,439)	(5,115,247)	(309,629)
IDEXX Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(16,755)	(8,367,442)	(7,036,262)	1,066,571
Insulet Corp.	USFF -0.250%	Weekly	MS	01/10/28	(25,257)	(7,214,902)	(6,632,741)	348,599
Intuitive Surgical, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,718)	(2,674,333)	(2,336,684)	253,535
Labcorp Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(14,599)	(3,399,445)	(3,397,771)	(130,933)
Quest Diagnostics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(35,260)	(5,618,933)	(5,965,992)	(544,339)
STERIS PLC (Ireland)	USFF -0.250%	Weekly	MS	07/06/26	(31,550)	(7,123,416)	(7,150,808)	(297,835)
Stryker Corp.	USFF -0.250%	Weekly	MS	01/22/30	(2,307)	(902,137)	(858,781)	9,155
					(437,272)	(74,621,154)	(65,771,039)	6,360,601
Household & Personal Products
Church & Dwight Co., Inc.	USFF -0.250%	Weekly	MS	01/07/27	(49,827)	(5,312,668)	(5,485,454)	(369,616)
Estee Lauder Cos., Inc. (The), Class A	USFF -0.250%	Weekly	MS	07/08/27	(3,843)	(843,336)	(253,638)	546,551
					(53,670)	(6,156,004)	(5,739,092)	176,935
Insurance
Allstate Corp. (The)	USFF -0.250%	Weekly	MS	07/16/29	(26,184)	(5,103,638)	(5,421,921)	(531,470)
American International Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,172)	(715,295)	(797,414)	(116,082)
Arch Capital Group Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/12/29	(54,821)	(5,164,450)	(5,272,684)	(298,374)
Arthur J Gallagher & Co.	USFF -0.250%	Weekly	MS	07/16/29	(17,935)	(5,377,733)	(6,191,879)	(1,023,088)
Erie Indemnity Co., Class A	USFF -0.250%	Weekly	MS	07/16/29	(19,241)	(9,532,466)	(8,062,941)	1,131,483
Everest Group Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/11/28	(3,401)	(1,338,961)	(1,235,685)	29,396
Globe Life, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(12,728)	(1,520,100)	(1,676,532)	(231,919)
Principal Financial Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(27,885)	(2,387,309)	(2,352,657)	(74,167)
Prudential Financial, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(24,607)	(2,652,726)	(2,748,110)	(178,812)
					(195,974)	(33,792,678)	(33,759,823)	(1,293,033)
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(21,472)	$(6,484,282)	$(6,332,522)	$(190,490)
Albemarle Corp.	USFF -0.250%	Weekly	MS	07/08/27	(13,922)	(2,412,775)	(1,002,662)	1,302,541
Amcor PLC (Jersey)	USFF -0.250%	Weekly	MS	07/16/29	(176,922)	(1,824,467)	(1,716,143)	25,720
Dow, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(248,329)	(12,412,803)	(8,671,649)	2,949,499
Freeport-McMoRan, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(41,282)	(1,798,322)	(1,562,937)	169,463
International Flavors & Fragrances, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(72,353)	(7,335,915)	(5,615,316)	1,399,628
Martin Marietta Materials, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,986)	(4,545,096)	(3,818,346)	572,255
Mosaic Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(159,472)	(4,260,252)	(4,307,339)	(236,444)
Nucor Corp.	USFF -0.250%	Weekly	MS	01/12/29	(13,052)	(2,082,674)	(1,570,678)	423,547
Packaging Corp. of America	USFF -0.250%	Weekly	MS	01/22/30	(8,080)	(1,811,172)	(1,600,002)	150,136
Sherwin-Williams Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(22,194)	(8,253,109)	(7,749,923)	220,622
Steel Dynamics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(21,282)	(2,594,111)	(2,661,953)	(159,795)
Vulcan Materials Co.	USFF -0.250%	Weekly	MS	01/22/30	(4,207)	(986,313)	(981,493)	(27,828)
					(810,553)	(56,801,291)	(47,590,963)	6,598,854
Media & Entertainment
Comcast Corp., Class A	USFF -0.250%	Weekly	MS	01/22/30	(15,274)	(550,132)	(563,611)	(32,452)
Interpublic Group of Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/16/29	(72,553)	(2,105,001)	(1,970,539)	32,390
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(49,282)	(6,651,322)	(6,435,244)	5,878
Match Group, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(80,435)	(4,143,348)	(2,509,572)	1,490,959
Warner Bros Discovery, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(671,402)	(6,353,973)	(7,204,143)	(1,050,944)
					(888,946)	(19,803,776)	(18,683,109)	445,831
Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(41,415)	(5,799,338)	(4,844,727)	758,892
Amgen, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,695)	(2,194,259)	(2,085,827)	15,466
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	07/06/26	(75,459)	(6,264,033)	(4,424,161)	1,605,236
Charles River Laboratories International, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,592)	(662,726)	(390,148)	252,241
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	07/16/29	(4,551)	(3,895,610)	(3,758,716)	6,628
Moderna, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(329,187)	(14,668,440)	(9,332,451)	4,871,613
Regeneron Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,194)	(4,637,229)	(2,659,961)	1,827,232
Revvity, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(15,483)	(1,896,308)	(1,638,101)	198,231
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Vertex Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(11,386)	$(5,257,687)	$(5,520,161)	$(428,490)
Waters Corp.	USFF -0.250%	Weekly	MS	07/16/29	(7,116)	(2,728,943)	(2,622,744)	18,668
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(12,990)	(4,591,790)	(2,908,201)	1,532,182
Zoetis, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(37,493)	(7,146,752)	(6,173,222)	702,724
					(548,561)	(59,743,115)	(46,358,420)	11,360,623
Real Estate Management & Development
CoStar Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(125,254)	(10,087,574)	(9,923,874)	(161,442)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(14,856)	(2,174,869)	(1,526,305)	580,285
Analog Devices, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(29,434)	(6,606,745)	(5,935,955)	408,654
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(18,180)	(3,519,652)	(1,128,069)	2,280,669
First Solar, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(54,350)	(10,920,693)	(6,871,471)	3,703,665
Intel Corp.	USFF -0.250%	Weekly	MS	07/08/27	(249,680)	(8,555,188)	(5,670,233)	2,544,615
Microchip Technology, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(95,344)	(6,979,608)	(4,615,603)	2,048,909
Monolithic Power Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,969)	(2,131,336)	(1,721,961)	336,720
NXP Semiconductors NV (Netherlands)	USFF -0.250%	Weekly	MS	01/22/30	(16,000)	(3,890,660)	(3,040,960)	727,024
Teradyne, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(32,496)	(4,310,138)	(2,684,170)	1,481,369
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(29,542)	(5,900,653)	(5,308,697)	376,633
					(542,851)	(54,989,542)	(38,503,424)	14,488,543
Software & Services
Adobe, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,075)	(1,137,915)	(795,825)	306,687
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(87,560)	(8,715,520)	(7,048,580)	1,391,296
Autodesk, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,222)	(1,575,667)	(1,367,120)	159,266
Crowdstrike Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(8,163)	(2,991,933)	(2,878,111)	19,639
Fortinet, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(18,702)	(1,663,387)	(1,800,255)	(193,426)
Gartner, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,792)	(5,130,999)	(4,110,094)	858,904
Intuit, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,219)	(3,420,075)	(3,204,414)	102,477
Oracle Corp.	USFF -0.250%	Weekly	MS	01/22/30	(6,694)	(975,918)	(935,888)	8,732
Palo Alto Networks, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(27,597)	(4,837,390)	(4,709,152)	(24,453)
PTC, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(24,269)	(4,402,141)	(3,760,482)	502,767
ServiceNow, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,192)	(3,227,958)	(2,541,279)	585,013
Synopsys, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(8,638)	(3,823,177)	(3,704,406)	(1,766)
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Tyler Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,909)	$(2,332,898)	$(2,272,654)	$(13,044)
Workday, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(19,884)	(5,288,963)	(4,643,511)	478,444
					(230,916)	(49,523,941)	(43,771,771)	4,180,536
Technology Hardware & Equipment
Arista Networks, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(21,830)	(2,411,509)	(1,691,388)	669,523
Juniper Networks, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,014)	(39,756)	(36,697)	1,767
Keysight Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(24,361)	(4,012,691)	(3,648,547)	240,676
Seagate Technology Holdings PLC (Ireland)	USFF -0.250%	Weekly	MS	01/12/29	(40,922)	(4,124,044)	(3,476,324)	441,694
Super Micro Computer, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(27,447)	(1,133,347)	(939,785)	158,303
TE Connectivity PLC (Ireland)	USFF -0.250%	Weekly	MS	01/22/30	(25,856)	(3,891,828)	(3,653,970)	115,144
Trimble, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(60,418)	(4,375,098)	(3,966,442)	267,591
Western Digital Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,618)	(266,770)	(186,706)	72,280
					(206,466)	(20,255,043)	(17,599,859)	1,966,978
Transportation
Expeditors International of Washington, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(42,287)	(5,033,498)	(5,085,012)	(228,419)
JB Hunt Transport Services, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(9,991)	(1,635,850)	(1,478,168)	104,483
Norfolk Southern Corp.	USFF -0.250%	Weekly	MS	01/12/29	(30,923)	(7,673,255)	(7,324,113)	56,939
Old Dominion Freight Line, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(15,250)	(3,031,989)	(2,523,113)	404,673
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	01/05/26	(168,798)	(6,438,635)	(5,668,237)	344,623
United Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(51,585)	(5,474,126)	(3,561,944)	1,739,303
					(318,834)	(29,287,353)	(25,640,587)	2,421,602
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(627,858)	(10,423,401)	(7,797,996)	2,081,748
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	07/06/26	(77,740)	(4,627,591)	(5,002,569)	(749,125)
Ameren Corp.	USFF -0.250%	Weekly	MS	01/07/27	(19,651)	(1,829,838)	(1,972,960)	(323,466)
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	01/07/27	(48,992)	(4,960,048)	(5,353,356)	(752,054)
American Water Works Co., Inc.	USFF -0.250%	Weekly	MS	11/03/25	(14,333)	(2,230,791)	(2,114,404)	(48,556)
Atmos Energy Corp.	USFF -0.250%	Weekly	MS	07/29/25	(12,483)	(1,612,214)	(1,929,622)	(446,025)
CenterPoint Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(103,079)	(3,164,182)	(3,734,552)	(805,388)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(47,483)	(3,306,123)	(3,566,448)	(500,031)
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Concluded)
March 31, 2025
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(24,320)	$(2,456,880)	$(2,689,549)	$(375,173)
DTE Energy Co.	USFF -0.250%	Weekly	MS	07/11/28	(24,333)	(3,045,920)	(3,364,524)	(473,229)
Edison International	USFF -0.250%	Weekly	MS	07/16/29	(18,973)	(1,597,103)	(1,117,889)	402,971
Entergy Corp.	USFF -0.250%	Weekly	MS	07/29/25	(42,386)	(3,220,265)	(3,623,579)	(552,310)
Eversource Energy	USFF -0.250%	Weekly	MS	07/29/25	(96,005)	(6,609,906)	(5,962,871)	159,576
Exelon Corp.	USFF -0.250%	Weekly	MS	01/10/28	(103,571)	(4,150,379)	(4,772,552)	(982,390)
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	07/29/25	(128,991)	(5,386,442)	(5,213,816)	(161,983)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(98,139)	(7,525,488)	(6,957,074)	218,720
NiSource, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(37,398)	(1,332,566)	(1,499,286)	(252,750)
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	07/29/25	(11,117)	(1,066,322)	(1,058,894)	(124,007)
PPL Corp.	USFF -0.250%	Weekly	MS	01/22/30	(44,203)	(1,517,829)	(1,596,170)	(149,679)
Sempra	USFF -0.250%	Weekly	MS	07/16/29	(41,073)	(3,477,334)	(2,930,969)	401,580
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(28,734)	(2,835,788)	(3,131,431)	(488,409)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	11/03/25	(90,891)	(6,028,222)	(6,434,174)	(872,981)
					(1,741,753)	(82,404,632)	(81,824,685)	(4,792,961)

Total Reference Entity — Short						(905,817,600)	(810,599,190)	58,586,916
Net Value of Reference Entity						$107,554,812	$295,576,835	$189,262,093

*	Includes $1,240,070 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
The accompanying notes are an integral part of the financial statements.

GOTHAM LARGE VALUE FUND
Portfolio of Investments
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.2%
Automobiles & Components — 1.1%
Aptiv PLC (Jersey)*	898	$ 53,431
Ford Motor Co.	13,021	130,600
General Motors Co.	3,592	168,932
		352,963
Banks — 2.5%
Citigroup, Inc.	5,709	405,282
Citizens Financial Group, Inc.	1,549	63,463
Fifth Third Bancorp	2,827	110,818
Huntington Bancshares, Inc.	6,073	91,156
KeyCorp.	2,381	38,072
PNC Financial Services Group, Inc. (The)	669	117,590
		826,381
Capital Goods — 15.5%
3M Co.	2,040	299,594
A. O. Smith Corp.	606	39,608
Allegion PLC (Ireland)	285	37,181
AMETEK, Inc.	754	129,794
Builders FirstSource, Inc.*	482	60,221
Carrier Global Corp.	294	18,640
Caterpillar, Inc.	1,621	534,606
Cummins, Inc.	573	179,601
Deere & Co.	519	243,593
Dover Corp.	573	100,665
Emerson Electric Co.	1,868	204,807
Fortive Corp.	1,114	81,523
Generac Holdings, Inc.*	194	24,570
General Dynamics Corp.	900	245,322
General Electric Co.	302	60,445
Honeywell International, Inc.	677	143,355
Howmet Aerospace, Inc.	1,690	219,244
Hubbell, Inc.	175	57,909
IDEX Corp.	248	44,881
Illinois Tool Works, Inc.	1,152	285,707
Ingersoll Rand, Inc.	1,316	105,319
Johnson Controls International PLC (Ireland)	2,173	174,079
L3Harris Technologies, Inc.	622	130,191
Lennox International, Inc.	116	65,056
Lockheed Martin Corp.	768	343,073
Masco Corp.	901	62,656
Otis Worldwide Corp.	1,632	168,422
Parker-Hannifin Corp.	420	255,297
Pentair PLC (Ireland)	550	48,114
Snap-on, Inc.	219	73,805
Stanley Black & Decker, Inc.	644	49,511
Textron, Inc.	597	43,133
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Trane Technologies PLC (Ireland)	201	$ 67,721
United Rentals, Inc.	273	171,089
Westinghouse Air Brake Technologies Corp.	719	130,391
WW Grainger, Inc.	157	155,089
Xylem, Inc.	494	59,013
		5,113,225
Commercial & Professional Services — 1.6%
Automatic Data Processing, Inc.	915	279,560
Jacobs Solutions, Inc.	518	62,621
Leidos Holdings, Inc.	557	75,162
Paychex, Inc.	152	23,450
Veralto Corp.	809	78,837
		519,630
Consumer Discretionary Distribution & Retail — 3.9%
Bath & Body Works, Inc.	717	21,740
Best Buy Co., Inc.	893	65,734
CarMax, Inc.*	508	39,583
eBay, Inc.	2,014	136,408
Genuine Parts Co.	451	53,732
Home Depot, Inc. (The)	650	238,219
LKQ Corp.	856	36,414
Lowe's Cos., Inc.	784	182,852
Pool Corp.	124	39,475
Ross Stores, Inc.	204	26,069
TJX Cos., Inc. (The)	2,677	326,059
Ulta Beauty, Inc.*	151	55,348
Williams-Sonoma, Inc.	400	63,240
		1,284,873
Consumer Durables & Apparel — 2.3%
Deckers Outdoor Corp.*	496	55,458
Garmin Ltd. (Switzerland)	209	45,380
Hasbro, Inc.	583	35,849
Lululemon Athletica, Inc.*	397	112,375
Mohawk Industries, Inc.*	263	30,029
NIKE, Inc., Class B	4,813	305,529
PulteGroup, Inc.	468	48,110
Ralph Lauren Corp.	259	57,172
Tapestry, Inc.	890	62,665
		752,567
Consumer Services — 4.0%
Booking Holdings, Inc.	108	497,546
Caesars Entertainment, Inc.*	700	17,500
Carnival Corp. (Panama)*	4,274	83,471
Expedia Group, Inc.	422	70,938
Marriott International, Inc., Class A	662	157,689

The accompanying notes are an integral part of the financial statements.

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
McDonald's Corp.	384	$ 119,950
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	1,440	27,302
Royal Caribbean Cruises Ltd. (Liberia)	878	180,376
Wynn Resorts Ltd.	375	31,313
Yum! Brands, Inc.	911	143,355
		1,329,440
Consumer Staples Distribution & Retail — 1.6%
Dollar General Corp.	727	63,925
Dollar Tree, Inc.*	700	52,549
Kroger Co. (The)	2,933	198,535
Target Corp.	1,919	200,267
		515,276
Energy — 5.3%
APA Corp.	19	399
Baker Hughes Co.	3,731	163,977
Chevron Corp.	4,157	695,425
Coterra Energy, Inc.	2,401	69,389
EOG Resources, Inc.	1,962	251,607
Halliburton Co.	2,877	72,990
Kinder Morgan, Inc.	2,600	74,178
Phillips 66	3	370
Schlumberger NV (Curacao)	4,627	193,409
Texas Pacific Land Corp.	75	99,374
Valero Energy Corp.	918	121,240
		1,742,358
Equity Real Estate Investment Trusts (REITs) — 4.0%
AvalonBay Communities, Inc.	465	99,798
BXP, Inc.	525	35,275
Camden Property Trust	62	7,583
Equity Residential	1,239	88,688
Essex Property Trust, Inc.	200	61,314
Federal Realty Investment Trust	279	27,292
Kimco Realty Corp.	2,220	47,153
Mid-America Apartment Communities, Inc.	381	63,848
Public Storage	22	6,584
Realty Income Corp.	2,914	169,041
Regency Centers Corp.	591	43,592
Simon Property Group, Inc.	1,066	177,041
UDR, Inc.	1,081	48,829
Ventas, Inc.	1,428	98,189
VICI Properties, Inc.	3,451	112,572
Welltower, Inc.	1,507	230,887
		1,317,686
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — 4.2%
Cboe Global Markets, Inc.	8	$ 1,810
Corpay, Inc.*	291	101,478
Fiserv, Inc.*	1,863	411,406
Franklin Resources, Inc.	2,188	42,119
Global Payments, Inc.	833	81,567
Intercontinental Exchange, Inc.	459	79,178
Mastercard, Inc., Class A	64	35,080
Moody's Corp.	22	10,245
Nasdaq, Inc.	1,440	109,238
PayPal Holdings, Inc.*	4,204	274,311
T Rowe Price Group, Inc.	928	85,255
Visa, Inc., Class A	443	155,254
		1,386,941
Food, Beverage & Tobacco — 6.3%
Altria Group, Inc.	6,903	414,318
Brown-Forman Corp., Class B	1,545	52,437
Bunge Global SA (Switzerland)	438	33,472
Campbell's Company (The)	974	38,882
Coca-Cola Co. (The)	533	38,173
Conagra Brands, Inc.	1,997	53,260
Constellation Brands, Inc., Class A	595	109,194
General Mills, Inc.	1,788	106,905
Hershey Co. (The)	183	31,299
Hormel Foods Corp.	626	19,368
J M Smucker Co. (The)	112	13,262
Kellanova	798	65,827
Keurig Dr Pepper, Inc.	4,210	144,066
Kraft Heinz Co. (The)	5,053	153,763
Lamb Weston Holdings, Inc.	466	24,838
Molson Coors Beverage Co., Class B	863	52,531
Mondelez International, Inc., Class A	3,274	222,141
PepsiCo, Inc.	1,058	158,637
Philip Morris International, Inc.	1,768	280,635
Tyson Foods, Inc., Class A	1,167	74,466
		2,087,474
Health Care Equipment & Services — 5.9%
Align Technology, Inc.*	241	38,285
Baxter International, Inc.	1,672	57,233
Cardinal Health, Inc.	48	6,613
Cencora, Inc.	133	36,986
Centene Corp.*	1,748	106,121
Cigna Group (The)	663	218,127
CVS Health Corp.	4,190	283,872
DaVita, Inc.*	281	42,985
Elevance Health, Inc.	760	330,570
GE HealthCare Technologies, Inc.	1,488	120,096

The accompanying notes are an integral part of the financial statements.

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
HCA Healthcare, Inc.	649	$ 224,262
Henry Schein, Inc.*	405	27,738
Hologic, Inc.*	781	48,242
Labcorp Holdings, Inc.	271	63,073
Medtronic PLC (Ireland)	955	85,816
Molina Healthcare, Inc.*	199	65,549
Solventum Corp.*	567	43,115
UnitedHealth Group, Inc.	99	51,851
Universal Health Services, Inc., Class B	224	42,090
Zimmer Biomet Holdings, Inc.	572	64,739
		1,957,363
Household & Personal Products — 2.1%
Clorox Co. (The)	405	59,636
Colgate-Palmolive Co.	2,596	243,245
Estee Lauder Cos., Inc. (The), Class A	1,175	77,550
Kimberly-Clark Corp.	1,374	195,410
Procter & Gamble Co. (The)	768	130,883
		706,724
Insurance — 6.8%
Aflac, Inc.	1,797	199,809
Aon PLC, Class A (Ireland)	706	281,758
Assurant, Inc.	168	35,238
Brown & Brown, Inc.	583	72,525
Chubb Ltd. (Switzerland)	503	151,901
Cincinnati Financial Corp.	512	75,633
Globe Life, Inc.	274	36,091
Hartford Insurance Group, Inc. (The)	973	120,389
Loews Corp.	910	83,638
Marsh & McLennan Cos., Inc.	1,569	382,883
MetLife, Inc.	2,252	180,813
Principal Financial Group, Inc.	739	62,349
Progressive Corp. (The)	19	5,377
Prudential Financial, Inc.	1,466	163,723
Travelers Cos., Inc. (The)	716	189,353
W R Berkley Corp.	1,234	87,812
Willis Towers Watson PLC (Ireland)	327	110,510
		2,239,802
Materials — 3.5%
Avery Dennison Corp.	336	59,798
Ball Corp.	1,254	65,296
CF Industries Holdings, Inc.	578	45,171
Corteva, Inc.	2,257	142,033
DuPont de Nemours, Inc.	1,746	130,391
Eastman Chemical Co.	489	43,086
Ecolab, Inc.	713	180,760
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
International Paper Co.	1,452	$ 77,464
LyondellBasell Industries NV, Class A (Netherlands)	1,083	76,243
Mosaic Co. (The)	1,035	27,955
Newmont Corp.	3,683	177,815
Packaging Corp. of America	293	58,020
PPG Industries, Inc.	762	83,325
		1,167,357
Media & Entertainment — 3.6%
Charter Communications, Inc., Class A*	435	160,310
Comcast Corp., Class A	11,997	442,689
Fox Corp., Class A	1,768	100,069
Interpublic Group of Cos., Inc. (The)	1,562	42,424
Match Group, Inc.	888	27,706
News Corp., Class A	1,859	50,602
Omnicom Group, Inc.	815	67,572
TKO Group Holdings, Inc.	265	40,495
Walt Disney Co. (The)	2,578	254,448
		1,186,315
Pharmaceuticals, Biotechnology & Life Sciences — 6.0%
Biogen, Inc.*	483	66,094
Bristol-Myers Squibb Co.	3,523	214,868
Charles River Laboratories International, Inc.*	167	25,137
Gilead Sciences, Inc.	4,063	455,259
Incyte Corp.*	633	38,328
IQVIA Holdings, Inc.*	573	101,020
Johnson & Johnson	1,304	216,255
Merck & Co., Inc.	3,327	298,632
Pfizer, Inc.	10,926	276,865
Regeneron Pharmaceuticals, Inc.	383	242,910
Viatris, Inc.	3,944	34,352
		1,969,720
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A*	981	128,295
Semiconductors & Semiconductor Equipment — 2.5%
Applied Materials, Inc.	901	130,753
Intel Corp.	4,408	100,106
Lam Research Corp.	918	66,738
Microchip Technology, Inc.	1,263	61,142
NXP Semiconductors NV (Netherlands)	392	74,503
ON Semiconductor Corp.*	1,394	56,722
QUALCOMM, Inc.	1,608	247,005

The accompanying notes are an integral part of the financial statements.

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Concluded)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Skyworks Solutions, Inc.	526	$ 33,995
Teradyne, Inc.	526	43,448
		814,412
Software & Services — 1.1%
Accenture PLC, Class A (Ireland)	156	48,678
EPAM Systems, Inc.*	186	31,404
Gartner, Inc.*	30	12,592
Gen Digital, Inc.	2,570	68,208
International Business Machines Corp.	433	107,670
VeriSign, Inc.*	372	94,440
		362,992
Technology Hardware & Equipment — 6.0%
Arista Networks, Inc.*	2,089	161,856
CDW Corp.	436	69,873
Cisco Systems, Inc.	6,486	400,251
Dell Technologies, Inc., Class C	2,293	209,007
F5, Inc.*	242	64,437
Hewlett Packard Enterprise Co.	4,315	66,581
HP, Inc.	3,870	107,160
Jabil, Inc.	471	64,089
Juniper Networks, Inc.	1,087	39,339
Keysight Technologies, Inc.*	565	84,620
Motorola Solutions, Inc.	420	183,880
NetApp, Inc.	848	74,488
Seagate Technology Holdings PLC (Ireland)	691	58,701
TE Connectivity PLC (Ireland)	1,253	177,074
Teledyne Technologies, Inc.*	153	76,150
Trimble, Inc.*	803	52,717
Western Digital Corp.*	1,131	45,726
Zebra Technologies Corp., Class A*	168	47,470
		1,983,419
Telecommunication Services — 3.7%
AT&T, Inc.	15,449	436,898
T-Mobile US, Inc.	1,464	390,463
Verizon Communications, Inc.	9,052	410,599
		1,237,960
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 4.0%
CH Robinson Worldwide, Inc.	388	$ 39,731
CSX Corp.	6,209	182,731
Delta Air Lines, Inc.	2,159	94,132
FedEx Corp.	812	197,949
Union Pacific Corp.	1,748	412,948
United Airlines Holdings, Inc.*	1,074	74,160
United Parcel Service, Inc., Class B	2,791	306,982
		1,308,633
Utilities — 1.3%
Constellation Energy Corp.	1,027	207,074
NRG Energy, Inc.	854	81,523
Vistra Corp.	1,107	130,006
		418,603
TOTAL COMMON STOCKS (Cost $30,400,672)		32,710,409
SHORT-TERM INVESTMENT — 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(a)	120,314	120,314
TOTAL SHORT-TERM INVESTMENT (Cost $120,314)		120,314

TOTAL INVESTMENTS - 99.6% (Cost $30,520,986)		32,830,723
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		122,378
NET ASSETS - 100.0%		$32,953,101

(a)	Rate disclosed is the 7-day yield at March 31, 2025.
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.1%
Automobiles & Components — 1.4%
Aptiv PLC (Jersey)*	402	$ 23,919
Ford Motor Co.	243	2,437
General Motors Co.	1,796	84,466
Tesla, Inc.*	730	189,187
		300,009
Banks — 3.2%
Bank of America Corp.	3,051	127,318
Citigroup, Inc.	751	53,314
Citizens Financial Group, Inc.	177	7,252
Fifth Third Bancorp	269	10,545
Huntington Bancshares, Inc.	69	1,036
JPMorgan Chase & Co.	1,168	286,510
KeyCorp.	367	5,868
M&T Bank Corp.	39	6,971
PNC Financial Services Group, Inc. (The)	156	27,420
Regions Financial Corp.	45	978
Truist Financial Corp.	524	21,563
US Bancorp	611	25,796
Wells Fargo & Co.	1,328	95,337
		669,908
Capital Goods — 7.8%
3M Co.	923	135,552
A. O. Smith Corp.	250	16,340
Allegion PLC (Ireland)	148	19,308
AMETEK, Inc.	385	66,274
Axon Enterprise, Inc.*	4	2,104
Boeing Co. (The)*	37	6,310
Builders FirstSource, Inc.*	229	28,611
Carrier Global Corp.	52	3,297
Caterpillar, Inc.	647	213,381
Cummins, Inc.	257	80,554
Deere & Co.	16	7,510
Dover Corp.	235	41,285
Eaton Corp. PLC (Ireland)	23	6,252
Emerson Electric Co.	874	95,825
Fastenal Co.	28	2,171
Fortive Corp.	570	41,713
GE Vernova, Inc.	16	4,884
Generac Holdings, Inc.*	99	12,538
General Dynamics Corp.	468	127,567
General Electric Co.	66	13,210
Honeywell International, Inc.	39	8,258
Howmet Aerospace, Inc.	24	3,114
Hubbell, Inc.	3	993
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Huntington Ingalls Industries, Inc.	2	$ 408
IDEX Corp.	4	724
Illinois Tool Works, Inc.	505	125,245
Ingersoll Rand, Inc.	23	1,841
Johnson Controls International PLC (Ireland)	1,134	90,845
L3Harris Technologies, Inc.	325	68,026
Lennox International, Inc.	58	32,528
Lockheed Martin Corp.	254	113,464
Masco Corp.	369	25,660
Nordson Corp.	3	605
Northrop Grumman Corp.	60	30,721
Otis Worldwide Corp.	60	6,192
PACCAR, Inc.	30	2,921
Parker-Hannifin Corp.	8	4,863
Pentair PLC (Ireland)	270	23,620
Quanta Services, Inc.	8	2,033
Rockwell Automation, Inc.	6	1,550
RTX Corp.	78	10,332
Snap-on, Inc.	101	34,038
Stanley Black & Decker, Inc.	264	20,296
Textron, Inc.	305	22,036
Trane Technologies PLC (Ireland)	13	4,380
TransDigm Group, Inc.	3	4,150
United Rentals, Inc.	4	2,507
Westinghouse Air Brake Technologies Corp.	287	52,047
WW Grainger, Inc.	2	1,976
Xylem, Inc.	12	1,434
		1,621,493
Commercial & Professional Services — 0.9%
Automatic Data Processing, Inc.	320	97,769
Broadridge Financial Solutions, Inc.	6	1,455
Cintas Corp.	20	4,111
Copart, Inc.*	46	2,603
Dayforce, Inc.*	8	467
Equifax, Inc.	6	1,461
Jacobs Solutions, Inc.	231	27,925
Leidos Holdings, Inc.	254	34,275
Paychex, Inc.	21	3,240
Paycom Software, Inc.	3	655
Republic Services, Inc.	18	4,359
Rollins, Inc.	24	1,297
Veralto Corp.	15	1,462

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Verisk Analytics, Inc.	8	$ 2,381
Waste Management, Inc.	20	4,630
		188,090
Consumer Discretionary Distribution & Retail — 6.2%
Amazon.com, Inc.*	4,953	942,358
AutoZone, Inc.*	1	3,813
Bath & Body Works, Inc.	362	10,976
Best Buy Co., Inc.	366	26,941
CarMax, Inc.*	9	701
eBay, Inc.	28	1,896
Genuine Parts Co.	8	953
Home Depot, Inc. (The)	289	105,916
LKQ Corp.	447	19,015
Lowe's Cos., Inc.	34	7,930
O'Reilly Automotive, Inc.*	3	4,298
Pool Corp.	2	637
Ross Stores, Inc.	19	2,428
TJX Cos., Inc. (The)	868	105,722
Tractor Supply Co.	30	1,653
Ulta Beauty, Inc.*	77	28,224
Williams-Sonoma, Inc.	202	31,936
		1,295,397
Consumer Durables & Apparel — 1.4%
Deckers Outdoor Corp.*	259	28,959
DR Horton, Inc.	19	2,416
Garmin Ltd. (Switzerland)	11	2,388
Hasbro, Inc.	8	492
Lennar Corp., Class A	110	12,626
Lululemon Athletica, Inc.*	200	56,612
Mohawk Industries, Inc.*	119	13,587
NIKE, Inc., Class B	1,616	102,584
NVR, Inc.*	1	7,244
PulteGroup, Inc.	12	1,234
Ralph Lauren Corp.	122	26,930
Tapestry, Inc.	423	29,783
		284,855
Consumer Services — 2.7%
Airbnb, Inc., Class A*	30	3,584
Booking Holdings, Inc.	55	253,380
Caesars Entertainment, Inc.*	353	8,825
Carnival Corp. (Panama)*	2,185	42,673
Chipotle Mexican Grill, Inc.*	58	2,912
Darden Restaurants, Inc.	7	1,454
Domino's Pizza, Inc.	2	919
DoorDash, Inc., Class A*	17	3,107
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Expedia Group, Inc.	220	$ 36,982
Hilton Worldwide Holdings, Inc.	14	3,186
Las Vegas Sands Corp.	43	1,661
Marriott International, Inc., Class A	17	4,049
McDonald's Corp.	42	13,119
MGM Resorts International*	17	504
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	732	13,879
Royal Caribbean Cruises Ltd. (Liberia)	447	91,832
Starbucks Corp.	66	6,474
Wynn Resorts Ltd.	6	501
Yum! Brands, Inc.	464	73,015
		562,056
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.	21	19,861
Dollar General Corp.	376	33,062
Dollar Tree, Inc.*	354	26,575
Kroger Co. (The)	1,058	71,616
Sysco Corp.	30	2,251
Target Corp.	768	80,148
Walmart, Inc.	482	42,315
		275,828
Energy — 2.8%
APA Corp.	17	357
Baker Hughes Co.	1,693	74,407
Chevron Corp.	1,032	172,643
ConocoPhillips	68	7,142
Coterra Energy, Inc.	43	1,243
Devon Energy Corp.	38	1,421
Diamondback Energy, Inc.	18	2,878
EOG Resources, Inc.	33	4,232
EQT Corp.	25	1,336
Expand Energy Corp.	10	1,113
Exxon Mobil Corp.	1,355	161,150
Halliburton Co.	1,496	37,954
Hess Corp.	18	2,875
Kinder Morgan, Inc.	130	3,709
Marathon Petroleum Corp.	19	2,768
Occidental Petroleum Corp.	56	2,764
ONEOK, Inc.	35	3,473
Phillips 66	25	3,087
Schlumberger NV (Curacao)	2,395	100,111
Targa Resources Corp.	11	2,205
Texas Pacific Land Corp.	1	1,325

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Valero Energy Corp.	19	$ 2,509
Williams Cos., Inc. (The)	64	3,825
		594,527
Equity Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc.	10	925
American Tower Corp.	27	5,875
AvalonBay Communities, Inc.	12	2,575
BXP, Inc.	9	605
Camden Property Trust	6	734
Crown Castle, Inc.	25	2,606
Digital Realty Trust, Inc.	15	2,149
Equinix, Inc.	4	3,261
Equity Residential	22	1,575
Essex Property Trust, Inc.	3	920
Extra Space Storage, Inc.	11	1,633
Federal Realty Investment Trust	4	391
Healthpeak Properties, Inc.	34	687
Host Hotels & Resorts, Inc.	34	483
Invitation Homes, Inc.	30	1,046
Iron Mountain, Inc.	14	1,205
Kimco Realty Corp.	92	1,954
Mid-America Apartment Communities, Inc.	6	1,005
Prologis, Inc.	54	6,037
Public Storage	10	2,993
Realty Income Corp.	589	34,168
Regency Centers Corp.	10	738
SBA Communications Corp.	6	1,320
Simon Property Group, Inc.	19	3,156
UDR, Inc.	19	858
Ventas, Inc.	688	47,307
VICI Properties, Inc.	49	1,598
Welltower, Inc.	1,058	162,096
Weyerhaeuser Co.	42	1,230
		291,130
Financial Services — 9.3%
American Express Co.	299	80,446
Ameriprise Financial, Inc.	41	19,849
Apollo Global Management, Inc.	231	31,633
Bank of New York Mellon Corp. (The)	307	25,748
Berkshire Hathaway, Inc., Class B*	901	479,855
Blackrock, Inc.	67	63,414
Blackstone, Inc.	300	41,934
Capital One Financial Corp.	45	8,068
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Cboe Global Markets, Inc.	6	$ 1,358
Charles Schwab Corp. (The)	87	6,810
CME Group, Inc.	21	5,571
Corpay, Inc.*	120	41,846
Discover Financial Services	102	17,411
FactSet Research Systems, Inc.	2	909
Fidelity National Information Services, Inc.	32	2,390
Fiserv, Inc.*	952	210,230
Franklin Resources, Inc.	224	4,312
Global Payments, Inc.	15	1,469
Goldman Sachs Group, Inc. (The)	137	74,842
Intercontinental Exchange, Inc.	237	40,882
Invesco Ltd. (Bermuda)	187	2,837
Jack Henry & Associates, Inc.	4	730
KKR & Co., Inc.	363	41,966
MarketAxess Holdings, Inc.	2	433
Mastercard, Inc., Class A	378	207,189
Moody's Corp.	10	4,657
Morgan Stanley	686	80,036
MSCI, Inc.	4	2,262
Nasdaq, Inc.	35	2,655
Northern Trust Corp.	80	7,892
PayPal Holdings, Inc.*	1,719	112,165
Raymond James Financial, Inc.	85	11,807
S&P Global, Inc.	15	7,622
State Street Corp.	118	10,565
Synchrony Financial	158	8,365
T Rowe Price Group, Inc.	107	9,830
Visa, Inc., Class A	810	283,873
		1,953,861
Food, Beverage & Tobacco — 3.2%
Altria Group, Inc.	2,896	173,818
Archer-Daniels-Midland Co.	28	1,344
Brown-Forman Corp., Class B	28	950
Bunge Global SA (Switzerland)	223	17,042
Campbell's Company (The)	17	679
Coca-Cola Co. (The)	610	43,688
Conagra Brands, Inc.	784	20,909
Constellation Brands, Inc., Class A	309	56,708
General Mills, Inc.	32	1,913
Hershey Co. (The)	11	1,881
Hormel Foods Corp.	32	990
J M Smucker Co. (The)	6	711
Kellanova	64	5,279
Keurig Dr Pepper, Inc.	365	12,490

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Kraft Heinz Co. (The)	2,067	$ 62,899
Lamb Weston Holdings, Inc.	7	373
McCormick & Co., Inc., non-voting shares	16	1,317
Molson Coors Beverage Co., Class B	353	21,487
Mondelez International, Inc., Class A	463	31,415
Monster Beverage Corp.*	50	2,926
PepsiCo, Inc.	84	12,595
Philip Morris International, Inc.	1,034	164,127
Tyson Foods, Inc., Class A	573	36,563
		672,104
Health Care Equipment & Services — 3.1%
Abbott Laboratories	716	94,977
Align Technology, Inc.*	123	19,540
Baxter International, Inc.	851	29,130
Becton Dickinson & Co.	13	2,978
Boston Scientific Corp.*	70	7,062
Cardinal Health, Inc.	14	1,929
Cencora, Inc.	72	20,023
Centene Corp.*	30	1,821
Cigna Group (The)	130	42,770
Cooper Cos., Inc. (The)*	11	928
CVS Health Corp.	1,421	96,273
DaVita, Inc.*	142	21,722
Dexcom, Inc.*	18	1,229
Edwards Lifesciences Corp.*	29	2,102
Elevance Health, Inc.	389	169,200
GE HealthCare Technologies, Inc.	27	2,179
HCA Healthcare, Inc.	15	5,183
Henry Schein, Inc.*	7	479
Hologic, Inc.*	377	23,287
Humana, Inc.	7	1,852
IDEXX Laboratories, Inc.*	4	1,680
Insulet Corp.*	4	1,050
Intuitive Surgical, Inc.*	16	7,924
Labcorp Holdings, Inc.	4	931
McKesson Corp.	7	4,711
Medtronic PLC (Ireland)	76	6,829
Molina Healthcare, Inc.*	3	988
Quest Diagnostics, Inc.	6	1,015
ResMed, Inc.	8	1,791
Solventum Corp.*	270	20,531
STERIS PLC (Ireland)	5	1,133
Stryker Corp.	18	6,701
UnitedHealth Group, Inc.	56	29,330
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Universal Health Services, Inc., Class B	113	$ 21,233
Zimmer Biomet Holdings, Inc.	12	1,358
		651,869
Household & Personal Products — 1.3%
Church & Dwight Co., Inc.	12	1,321
Clorox Co. (The)	7	1,031
Colgate-Palmolive Co.	603	56,501
Estee Lauder Cos., Inc. (The), Class A	22	1,452
Kenvue, Inc.	112	2,686
Kimberly-Clark Corp.	568	80,781
Procter & Gamble Co. (The)	712	121,339
		265,111
Insurance — 2.0%
Aflac, Inc.	33	3,669
Allstate Corp. (The)	13	2,692
American International Group, Inc.	37	3,217
Aon PLC, Class A (Ireland)	371	148,062
Arch Capital Group Ltd. (Bermuda)	22	2,116
Arthur J Gallagher & Co.	13	4,488
Assurant, Inc.	3	629
Brown & Brown, Inc.	17	2,115
Chubb Ltd. (Switzerland)	24	7,248
Cincinnati Financial Corp.	9	1,330
Erie Indemnity Co., Class A	3	1,257
Everest Group Ltd. (Bermuda)	2	727
Globe Life, Inc.	5	659
Hartford Insurance Group, Inc. (The)	18	2,227
Loews Corp.	96	8,823
Marsh & McLennan Cos., Inc.	834	203,521
MetLife, Inc.	41	3,292
Principal Financial Group, Inc.	12	1,012
Progressive Corp. (The)	35	9,905
Prudential Financial, Inc.	21	2,345
Travelers Cos., Inc. (The)	13	3,438
W R Berkley Corp.	22	1,566
Willis Towers Watson PLC (Ireland)	6	2,028
		416,366
Materials — 2.4%
Air Products and Chemicals, Inc.	10	2,949
Albemarle Corp.	6	432
Amcor PLC (Jersey)	88	854
Avery Dennison Corp.	138	24,560
Ball Corp.	513	26,712

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
CF Industries Holdings, Inc.	289	$ 22,585
Corteva, Inc.	1,146	72,118
Dow, Inc.	41	1,432
DuPont de Nemours, Inc.	715	53,396
Eastman Chemical Co.	200	17,622
Ecolab, Inc.	17	4,310
Freeport-McMoRan, Inc.	84	3,180
International Flavors & Fragrances, Inc.	15	1,164
International Paper Co.	594	31,690
Linde PLC (Ireland)	28	13,038
LyondellBasell Industries NV, Class A (Netherlands)	554	39,002
Martin Marietta Materials, Inc.	3	1,434
Mosaic Co. (The)	18	486
Newmont Corp.	1,883	90,911
Nucor Corp.	15	1,805
Packaging Corp. of America	149	29,505
PPG Industries, Inc.	397	43,412
Sherwin-Williams Co. (The)	14	4,889
Smurfit WestRock PLC (Ireland)	213	9,598
Steel Dynamics, Inc.	9	1,126
Vulcan Materials Co.	7	1,633
		499,843
Media & Entertainment — 9.8%
Alphabet, Inc., Class A	5,542	857,015
Charter Communications, Inc., Class A*	71	26,166
Comcast Corp., Class A	4,604	169,888
Electronic Arts, Inc.	108	15,608
Fox Corp., Class A	783	44,318
Interpublic Group of Cos., Inc. (The)	640	17,382
Live Nation Entertainment, Inc.*	11	1,436
Match Group, Inc.	15	468
Meta Platforms, Inc., Class A	1,255	723,332
Netflix, Inc.*	25	23,313
News Corp., Class A	34	925
Omnicom Group, Inc.	379	31,423
Paramount Global, Class B	276	3,301
Take-Two Interactive Software, Inc.*	74	15,336
TKO Group Holdings, Inc.	133	20,324
Walt Disney Co. (The)	1,014	100,082
Warner Bros Discovery, Inc.*	144	1,545
		2,051,862
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.0%
AbbVie, Inc.	105	$ 22,000
Agilent Technologies, Inc.	14	1,638
Amgen, Inc.	32	9,970
Biogen, Inc.*	250	34,210
Bio-Techne Corp.	8	469
Bristol-Myers Squibb Co.	121	7,380
Charles River Laboratories International, Inc.*	83	12,493
Danaher Corp.	297	60,885
Eli Lilly & Co.	45	37,166
Gilead Sciences, Inc.	2,129	238,554
Incyte Corp.*	322	19,497
IQVIA Holdings, Inc.*	8	1,410
Johnson & Johnson	289	47,928
Merck & Co., Inc.	4,240	380,582
Mettler-Toledo International, Inc.*	1	1,181
Moderna, Inc.*	23	652
Pfizer, Inc.	333	8,438
Regeneron Pharmaceuticals, Inc.	196	124,309
Revvity, Inc.	7	741
Thermo Fisher Scientific, Inc.	18	8,957
Vertex Pharmaceuticals, Inc.*	15	7,272
Viatris, Inc.	1,988	17,315
Waters Corp.*	3	1,106
West Pharmaceutical Services, Inc.	4	895
Zoetis, Inc.	21	3,458
		1,048,506
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A*	506	66,175
CoStar Group, Inc.*	19	1,505
		67,680
Semiconductors & Semiconductor Equipment — 7.2%
Advanced Micro Devices, Inc.*	77	7,911
Analog Devices, Inc.	23	4,638
Applied Materials, Inc.	449	65,159
Broadcom, Inc.	930	155,710
Enphase Energy, Inc.*	6	372
First Solar, Inc.*	5	632
Intel Corp.	245	5,564
KLA Corp.	8	5,438
Lam Research Corp.	617	44,856
Microchip Technology, Inc.	31	1,501
Micron Technology, Inc.	457	39,709
Monolithic Power Systems, Inc.	2	1,160
NVIDIA Corp.	7,812	846,664

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
NXP Semiconductors NV (Netherlands)	15	$ 2,851
ON Semiconductor Corp.*	727	29,582
QUALCOMM, Inc.	1,636	251,306
Skyworks Solutions, Inc.	273	17,644
Teradyne, Inc.	268	22,137
Texas Instruments, Inc.	38	6,829
		1,509,663
Software & Services — 7.9%
Accenture PLC, Class A (Ireland)	37	11,545
Adobe, Inc.*	26	9,972
Akamai Technologies, Inc.*	8	644
ANSYS, Inc.*	36	11,396
Autodesk, Inc.*	13	3,403
Cadence Design Systems, Inc.*	16	4,069
Cognizant Technology Solutions Corp., Class A	204	15,606
Crowdstrike Holdings, Inc., Class A*	10	3,526
EPAM Systems, Inc.*	96	16,209
Fair Isaac Corp.*	1	1,844
Fortinet, Inc.*	37	3,562
Gartner, Inc.*	4	1,679
Gen Digital, Inc.	1,082	28,716
GoDaddy, Inc., Class A*	6	1,081
International Business Machines Corp.	54	13,428
Intuit, Inc.	13	7,982
Microsoft Corp.	3,681	1,381,811
Oracle Corp.	163	22,789
Palantir Technologies, Inc., Class A*	134	11,310
Palo Alto Networks, Inc.*	32	5,460
PTC, Inc.*	6	930
Roper Technologies, Inc.	45	26,531
Salesforce, Inc.	57	15,296
ServiceNow, Inc.*	13	10,350
Synopsys, Inc.*	10	4,288
Tyler Technologies, Inc.*	2	1,163
VeriSign, Inc.*	96	24,371
Workday, Inc., Class A*	11	2,569
		1,641,530
Technology Hardware & Equipment — 11.2%
Amphenol Corp., Class A	74	4,854
Apple, Inc.	6,206	1,378,539
Arista Networks, Inc.*	2,071	160,461
CDW Corp.	223	35,738
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Cisco Systems, Inc.	5,406	$ 333,604
Corning, Inc.	48	2,197
Dell Technologies, Inc., Class C	1,205	109,836
F5, Inc.*	112	29,822
Hewlett Packard Enterprise Co.	2,218	34,224
HP, Inc.	1,594	44,138
Jabil, Inc.	223	30,343
Juniper Networks, Inc.	554	20,049
Keysight Technologies, Inc.*	10	1,498
Motorola Solutions, Inc.	11	4,816
NetApp, Inc.	381	33,467
Seagate Technology Holdings PLC (Ireland)	347	29,478
Super Micro Computer, Inc.*	38	1,301
TE Connectivity PLC (Ireland)	18	2,544
Teledyne Technologies, Inc.*	80	39,817
Trimble, Inc.*	12	788
Western Digital Corp.*	591	23,894
Zebra Technologies Corp., Class A*	86	24,300
		2,345,708
Telecommunication Services — 4.4%
AT&T, Inc.	8,146	230,369
T-Mobile US, Inc.	1,631	435,004
Verizon Communications, Inc.	5,703	258,688
		924,061
Transportation — 1.7%
CH Robinson Worldwide, Inc.	195	19,968
CSX Corp.	116	3,414
Delta Air Lines, Inc.	1,102	48,047
Expeditors International of Washington, Inc.	8	962
FedEx Corp.	392	95,562
JB Hunt Transport Services, Inc.	5	740
Norfolk Southern Corp.	13	3,079
Old Dominion Freight Line, Inc.	10	1,654
Southwest Airlines Co.	29	974
Uber Technologies, Inc.*	98	7,140
Union Pacific Corp.	37	8,741
United Airlines Holdings, Inc.*	16	1,105
United Parcel Service, Inc., Class B	1,403	154,316
		345,702
Utilities — 1.2%
AES Corp. (The)	40	497
Alliant Energy Corp.	13	837
Ameren Corp.	13	1,305

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Concluded)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
American Electric Power Co., Inc.	25	$ 2,732
American Water Works Co., Inc.	9	1,328
Atmos Energy Corp.	7	1,082
CenterPoint Energy, Inc.	30	1,087
CMS Energy Corp.	14	1,051
Consolidated Edison, Inc.	20	2,212
Constellation Energy Corp.	524	105,654
Dominion Energy, Inc.	52	2,916
DTE Energy Co.	12	1,659
Duke Energy Corp.	45	5,489
Edison International	18	1,061
Entergy Corp.	20	1,710
Evergy, Inc.	11	758
Eversource Energy	22	1,366
Exelon Corp.	59	2,719
FirstEnergy Corp.	28	1,132
NextEra Energy, Inc.	97	6,876
NiSource, Inc.	21	842
NRG Energy, Inc.	12	1,145
PG&E Corp.	900	15,462
Pinnacle West Capital Corp.	6	571
PPL Corp.	43	1,553
Public Service Enterprise Group, Inc.	29	2,387
Sempra	30	2,141
Southern Co. (The)	52	4,781
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Vistra Corp.	564	$ 66,236
WEC Energy Group, Inc.	15	1,635
Xcel Energy, Inc.	27	1,911
		242,135
TOTAL COMMON STOCKS (Cost $16,543,098)		20,719,294
SHORT-TERM INVESTMENT — 0.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(a)	189,575	189,575
TOTAL SHORT-TERM INVESTMENT (Cost $189,575)		189,575

TOTAL INVESTMENTS - 100.0% (Cost $16,732,673)		20,908,869
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%		7,714
NET ASSETS - 100.0%		$20,916,583

(a)	Rate disclosed is the 7-day yield at March 31, 2025.
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND
Portfolio of Investments
March 31, 2025
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 139.3%
COMMON STOCKS — 137.1%
Capital Goods — 4.3%
3M Co.	135	$ 19,826
AMETEK, Inc.	16	2,754
General Dynamics Corp.†	44	11,994
General Electric Co.†	68	13,610
Johnson Controls International PLC (Ireland)	499	39,975
L3Harris Technologies, Inc.	124	25,954
Lockheed Martin Corp.†	73	32,610
Masco Corp.	40	2,782
Northrop Grumman Corp.†	12	6,144
Snap-on, Inc.†	34	11,458
Westinghouse Air Brake Technologies Corp.	120	21,762
WW Grainger, Inc.†	36	35,562
		224,431
Commercial & Professional Services — 4.0%
Automatic Data Processing, Inc.	148	45,219
Jacobs Solutions, Inc.†	452	54,642
Leidos Holdings, Inc.†	785	105,928
		205,789
Consumer Discretionary Distribution & Retail — 6.3%
Amazon.com, Inc.†*	807	153,540
AutoZone, Inc.†*	4	15,251
Best Buy Co., Inc.†	20	1,472
eBay, Inc.†	756	51,204
Home Depot, Inc. (The)	134	49,110
LKQ Corp.	116	4,935
TJX Cos., Inc. (The)	147	17,904
Ulta Beauty, Inc.*	82	30,056
Williams-Sonoma, Inc.	11	1,739
		325,211
Consumer Durables & Apparel — 0.6%
Deckers Outdoor Corp.*	105	11,740
Garmin Ltd. (Switzerland)†	41	8,903
Ralph Lauren Corp.	15	3,311
Tapestry, Inc.	108	7,604
		31,558
Consumer Services — 2.8%
Booking Holdings, Inc.†	10	46,069
Expedia Group, Inc.	58	9,750
McDonald's Corp.†	88	27,488
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Wynn Resorts Ltd.	130	$ 10,855
Yum! Brands, Inc.†	333	52,401
		146,563
Consumer Staples Distribution & Retail — 5.4%
Dollar General Corp.†	1,591	139,897
Dollar Tree, Inc.*	570	42,790
Kroger Co. (The)†	1,031	69,788
Sysco Corp.†	44	3,302
Target Corp.	241	25,151
		280,928
Energy — 2.8%
Chevron Corp.	281	47,008
Coterra Energy, Inc.	144	4,162
EOG Resources, Inc.	528	67,711
Halliburton Co.	85	2,156
Schlumberger NV (Curacao)	239	9,990
Valero Energy Corp.	97	12,811
		143,838
Equity Real Estate Investment Trusts (REITs) — 0.5%
Welltower, Inc.	164	25,126
Financial Services — 6.4%
Berkshire Hathaway, Inc., Class B†*	207	110,244
Cboe Global Markets, Inc.†	158	35,754
CME Group, Inc.†	233	61,813
Corpay, Inc.*	17	5,928
Fiserv, Inc.†*	73	16,121
Mastercard, Inc., Class A†	70	38,368
PayPal Holdings, Inc.†*	76	4,959
Visa, Inc., Class A†	164	57,475
		330,662
Food, Beverage & Tobacco — 13.3%
Altria Group, Inc.†	1,371	82,287
Bunge Global SA (Switzerland)	517	39,509
Coca-Cola Co. (The)†	593	42,471
Conagra Brands, Inc.	1,297	34,591
Constellation Brands, Inc., Class A	360	66,067
General Mills, Inc.	243	14,529
Kellanova†	1,894	156,236
Keurig Dr Pepper, Inc.†	1,538	52,630
Kraft Heinz Co. (The)†	1,083	32,956
Molson Coors Beverage Co., Class B†	266	16,191
Mondelez International, Inc., Class A†	554	37,589

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
PepsiCo, Inc.†	168	$ 25,190
Philip Morris International, Inc.†	413	65,556
Tyson Foods, Inc., Class A	381	24,312
		690,114
Health Care Equipment & Services — 6.9%
Abbott Laboratories†	132	17,510
Cardinal Health, Inc.†	247	34,029
Cencora, Inc.†	383	106,508
Cigna Group (The)	40	13,160
DaVita, Inc.†*	65	9,943
Elevance Health, Inc.†	58	25,228
Hologic, Inc.*	679	41,942
McKesson Corp.†	53	35,668
Molina Healthcare, Inc.†*	27	8,894
Solventum Corp.*	782	59,463
UnitedHealth Group, Inc.	12	6,285
		358,630
Household & Personal Products — 4.7%
Clorox Co. (The)	282	41,524
Colgate-Palmolive Co.†	654	61,280
Kimberly-Clark Corp.†	498	70,826
Procter & Gamble Co. (The)†	401	68,338
		241,968
Insurance — 3.3%
Aon PLC, Class A (Ireland)	90	35,918
Brown & Brown, Inc.†	4	498
Marsh & McLennan Cos., Inc.†	171	41,729
Progressive Corp. (The)†	294	83,205
Willis Towers Watson PLC (Ireland)†	22	7,435
		168,785
Materials — 7.3%
Avery Dennison Corp.	265	47,162
Ball Corp.	817	42,541
CF Industries Holdings, Inc.	642	50,172
DuPont de Nemours, Inc.	515	38,460
Ecolab, Inc.	90	22,817
International Paper Co.	724	38,626
LyondellBasell Industries NV, Class A (Netherlands)	620	43,648
Newmont Corp.	1,444	69,716
PPG Industries, Inc.	237	25,916
		379,058
Media & Entertainment — 8.3%
Alphabet, Inc., Class A†	930	143,815
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Charter Communications, Inc., Class A†*	11	$ 4,054
Electronic Arts, Inc.†	21	3,035
Fox Corp., Class A	795	44,997
Meta Platforms, Inc., Class A†	193	111,237
Netflix, Inc.†*	58	54,087
Omnicom Group, Inc.	206	17,079
Take-Two Interactive Software, Inc.†*	14	2,902
TKO Group Holdings, Inc.	226	34,535
Walt Disney Co. (The)	156	15,397
		431,138
Pharmaceuticals, Biotechnology & Life Sciences — 7.1%
Biogen, Inc.*	159	21,757
Danaher Corp.†	55	11,275
Gilead Sciences, Inc.†	1,255	140,623
Johnson & Johnson†	39	6,468
Merck & Co., Inc.†	1,635	146,758
Regeneron Pharmaceuticals, Inc.	21	13,319
Viatris, Inc.	3,124	27,210
		367,410
Semiconductors & Semiconductor Equipment — 4.9%
Applied Materials, Inc.†	174	25,251
Broadcom, Inc.†	612	102,467
Lam Research Corp.†	295	21,447
ON Semiconductor Corp.*	308	12,533
QUALCOMM, Inc.†	157	24,117
Skyworks Solutions, Inc.	988	63,854
Teradyne, Inc.	54	4,460
		254,129
Software & Services — 9.2%
Accenture PLC, Class A (Ireland)	101	31,516
Adobe, Inc.*	64	24,546
EPAM Systems, Inc.*	233	39,340
Gen Digital, Inc.	1,205	31,981
GoDaddy, Inc., Class A†*	291	52,421
Microsoft Corp.†	566	212,471
Roper Technologies, Inc.†	9	5,306
VeriSign, Inc.†*	297	75,399
		472,980
Technology Hardware & Equipment — 27.6%
Apple, Inc.†	1,067	237,013
Arista Networks, Inc.*	1,157	89,644
CDW Corp.	11	1,763
Cisco Systems, Inc.†	486	29,991

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Dell Technologies, Inc., Class C†	2,027	$ 184,761
F5, Inc.†*	235	62,573
Hewlett Packard Enterprise Co.	7,948	122,638
HP, Inc.†	1,444	39,984
Jabil, Inc.†	794	108,040
Juniper Networks, Inc.†	4,214	152,505
Motorola Solutions, Inc.†	41	17,950
NetApp, Inc.†	1,437	126,226
Super Micro Computer, Inc.*	4,417	151,238
Western Digital Corp.*	2,590	104,714
Zebra Technologies Corp., Class A*	2	565
		1,429,605
Telecommunication Services — 3.6%
AT&T, Inc.†	1,718	48,585
T-Mobile US, Inc.†	318	84,814
Verizon Communications, Inc.†	1,171	53,116
		186,515
Transportation — 1.1%
CH Robinson Worldwide, Inc.	427	43,725
Delta Air Lines, Inc.†	176	7,674
United Parcel Service, Inc., Class B	42	4,619
		56,018
Utilities — 6.7%
Constellation Energy Corp.†	1,074	216,551
NRG Energy, Inc.†	1,360	129,825
		346,376
TOTAL COMMON STOCKS (Cost $6,264,146)		7,096,832
SHORT-TERM INVESTMENT — 2.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(a)	115,254	115,254
TOTAL SHORT-TERM INVESTMENT (Cost $115,254)		115,254

TOTAL LONG POSITIONS - 139.3% (Cost $6,379,400)		7,212,086
SHORT POSITIONS — (39.6)%
COMMON STOCKS — (39.6)%
Automobiles & Components — (0.2)%
Tesla, Inc.*	(41)	(10,626)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (3.6)%
Axon Enterprise, Inc.*	(32)	$ (16,830)
Boeing Co. (The)*	(190)	(32,405)
Carrier Global Corp.	(139)	(8,813)
Eaton Corp. PLC (Ireland)	(67)	(18,213)
Fastenal Co.	(34)	(2,637)
GE Vernova, Inc.	(104)	(31,749)
Huntington Ingalls Industries, Inc.	(4)	(816)
Nordson Corp.	(60)	(12,103)
PACCAR, Inc.	(52)	(5,063)
Quanta Services, Inc.	(55)	(13,980)
Rockwell Automation, Inc.	(77)	(19,895)
TransDigm Group, Inc.	(11)	(15,216)
United Rentals, Inc.	(17)	(10,654)
		(188,374)
Commercial & Professional Services — (1.3)%
Copart, Inc.*	(219)	(12,393)
Dayforce, Inc.*	(473)	(27,590)
Equifax, Inc.	(58)	(14,127)
Paycom Software, Inc.	(60)	(13,109)
Rollins, Inc.	(36)	(1,945)
		(69,164)
Consumer Discretionary Distribution & Retail — (0.5)%
Tractor Supply Co.	(440)	(24,244)
Consumer Durables & Apparel — (0.3)%
DR Horton, Inc.	(48)	(6,102)
Lululemon Athletica, Inc.*	(13)	(3,680)
PulteGroup, Inc.	(60)	(6,168)
		(15,950)
Consumer Services — (0.8)%
Airbnb, Inc., Class A*	(79)	(9,437)
Chipotle Mexican Grill, Inc.*	(274)	(13,758)
Domino's Pizza, Inc.	(13)	(5,973)
DoorDash, Inc., Class A*	(25)	(4,569)
Hilton Worldwide Holdings, Inc.	(2)	(455)
MGM Resorts International*	(210)	(6,224)
		(40,416)
Consumer Staples Distribution & Retail — (0.0)%
Costco Wholesale Corp.	(2)	(1,892)
Energy — (1.9)%
ConocoPhillips	(41)	(4,306)
Devon Energy Corp.	(124)	(4,638)
Diamondback Energy, Inc.	(52)	(8,314)
EQT Corp.	(189)	(10,098)
Expand Energy Corp.	(19)	(2,115)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Energy — (Continued)
Exxon Mobil Corp.	(15)	$ (1,784)
Occidental Petroleum Corp.	(509)	(25,124)
ONEOK, Inc.	(177)	(17,562)
Targa Resources Corp.	(43)	(8,620)
Williams Cos., Inc. (The)	(218)	(13,028)
		(95,589)
Equity Real Estate Investment Trusts (REITs) — (1.6)%
Alexandria Real Estate Equities, Inc.	(68)	(6,291)
BXP, Inc.	(78)	(5,241)
Crown Castle, Inc.	(14)	(1,459)
Equinix, Inc.	(25)	(20,384)
Host Hotels & Resorts, Inc.	(354)	(5,030)
Iron Mountain, Inc.	(216)	(18,585)
Prologis, Inc.	(28)	(3,130)
SBA Communications Corp.	(15)	(3,300)
Weyerhaeuser Co.	(659)	(19,295)
		(82,715)
Financial Services — (0.2)%
Jack Henry & Associates, Inc.	(34)	(6,208)
MSCI, Inc.	(9)	(5,090)
		(11,298)
Health Care Equipment & Services — (2.2)%
Cooper Cos., Inc. (The)*	(225)	(18,979)
Dexcom, Inc.*	(189)	(12,907)
IDEXX Laboratories, Inc.*	(54)	(22,677)
Insulet Corp.*	(100)	(26,261)
Intuitive Surgical, Inc.*	(34)	(16,839)
ResMed, Inc.	(9)	(2,015)
STERIS PLC (Ireland)	(59)	(13,372)
		(113,050)
Insurance — (0.3)%
American International Group, Inc.	(5)	(435)
Erie Indemnity Co., Class A	(25)	(10,476)
Everest Group Ltd. (Bermuda)	(14)	(5,087)
		(15,998)
Materials — (3.5)%
Air Products and Chemicals, Inc.	(55)	(16,221)
Albemarle Corp.	(83)	(5,978)
Dow, Inc.	(339)	(11,838)
Freeport-McMoRan, Inc.	(670)	(25,366)
Martin Marietta Materials, Inc.	(68)	(32,513)
Nucor Corp.	(210)	(25,271)
Sherwin-Williams Co. (The)	(10)	(3,492)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
Steel Dynamics, Inc.	(251)	$ (31,395)
Vulcan Materials Co.	(131)	(30,562)
		(182,636)
Media & Entertainment — (0.8)%
Live Nation Entertainment, Inc.*	(132)	(17,237)
Warner Bros Discovery, Inc.*	(2,011)	(21,578)
		(38,815)
Pharmaceuticals, Biotechnology & Life Sciences — (3.8)%
AbbVie, Inc.	(14)	(2,933)
Agilent Technologies, Inc.	(185)	(21,641)
Amgen, Inc.	(35)	(10,904)
Bio-Techne Corp.	(457)	(26,794)
Eli Lilly & Co.	(32)	(26,429)
Mettler-Toledo International, Inc.*	(12)	(14,171)
Moderna, Inc.*	(1,447)	(41,022)
Revvity, Inc.	(90)	(9,522)
Vertex Pharmaceuticals, Inc.*	(58)	(28,120)
Waters Corp.*	(36)	(13,269)
West Pharmaceutical Services, Inc.	(2)	(448)
		(195,253)
Real Estate Management & Development — (0.6)%
CoStar Group, Inc.*	(393)	(31,137)
Semiconductors & Semiconductor Equipment — (5.2)%
Advanced Micro Devices, Inc.*	(269)	(27,637)
Analog Devices, Inc.	(158)	(31,864)
Enphase Energy, Inc.*	(89)	(5,522)
First Solar, Inc.*	(230)	(29,079)
Intel Corp.	(1,622)	(36,835)
KLA Corp.	(26)	(17,675)
Microchip Technology, Inc.	(480)	(23,237)
Monolithic Power Systems, Inc.	(56)	(32,479)
NVIDIA Corp.	(252)	(27,312)
NXP Semiconductors NV (Netherlands)	(62)	(11,784)
Texas Instruments, Inc.	(145)	(26,056)
		(269,480)
Software & Services — (5.6)%
Akamai Technologies, Inc.*	(43)	(3,461)
Autodesk, Inc.*	(50)	(13,090)
Cadence Design Systems, Inc.*	(105)	(26,705)
Crowdstrike Holdings, Inc., Class A*	(77)	(27,149)
Fair Isaac Corp.*	(3)	(5,532)
Fortinet, Inc.*	(5)	(481)
Intuit, Inc.	(45)	(27,630)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Concluded)
March 31, 2025
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
Oracle Corp.	(171)	$ (23,907)
Palantir Technologies, Inc., Class A*	(432)	(36,461)
Palo Alto Networks, Inc.*	(161)	(27,473)
PTC, Inc.*	(98)	(15,185)
ServiceNow, Inc.*	(24)	(19,107)
Synopsys, Inc.*	(69)	(29,591)
Tyler Technologies, Inc.*	(8)	(4,651)
Workday, Inc., Class A*	(118)	(27,557)
		(287,980)
Technology Hardware & Equipment — (0.4)%
Amphenol Corp., Class A	(314)	(20,595)
Transportation — (1.6)%
JB Hunt Transport Services, Inc.	(118)	(17,458)
Norfolk Southern Corp.	(66)	(15,632)
Old Dominion Freight Line, Inc.	(149)	(24,652)
Uber Technologies, Inc.*	(338)	(24,627)
United Airlines Holdings, Inc.*	(11)	(759)
		(83,128)
Utilities — (5.2)%
AES Corp. (The)	(2,040)	(25,337)
Alliant Energy Corp.	(156)	(10,039)
Ameren Corp.	(99)	(9,940)
American Electric Power Co., Inc.	(95)	(10,381)
American Water Works Co., Inc.	(131)	(19,325)
Atmos Energy Corp.	(64)	(9,893)
CenterPoint Energy, Inc.	(455)	(16,485)
CMS Energy Corp.	(113)	(8,487)
Consolidated Edison, Inc.	(47)	(5,198)
DTE Energy Co.	(84)	(11,615)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
Entergy Corp.	(57)	$ (4,873)
Eversource Energy	(294)	(18,260)
Exelon Corp.	(168)	(7,741)
FirstEnergy Corp.	(208)	(8,407)
NextEra Energy, Inc.	(351)	(24,882)
NiSource, Inc.	(224)	(8,980)
Public Service Enterprise Group, Inc.	(168)	(13,826)
Sempra	(307)	(21,907)
Vistra Corp.	(109)	(12,801)
WEC Energy Group, Inc.	(71)	(7,738)
Xcel Energy, Inc.	(201)	(14,229)
		(270,344)
TOTAL COMMON STOCKS (Proceeds $2,357,916)		(2,048,684)

TOTAL SHORT POSITIONS - (39.6)% (Proceeds $2,357,916)		(2,048,684)
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		14,404
NET ASSETS - 100.0%		$5,177,806

(a)	Rate disclosed is the 7-day yield at March 31, 2025.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 66.1%
Automobiles & Components — 0.1%
Aptiv PLC (Jersey)*	149	$ 8,865
Capital Goods — 2.9%
3M Co.(a)	436	64,031
AMETEK, Inc.	91	15,665
Cummins, Inc.	41	12,851
General Dynamics Corp.(a)	230	62,693
Johnson Controls International PLC (Ireland)	48	3,845
L3Harris Technologies, Inc.	141	29,513
Lockheed Martin Corp.(a)	194	86,662
Northrop Grumman Corp.	12	6,144
Snap-on, Inc.(a)	219	73,805
Westinghouse Air Brake Technologies Corp.(a)	926	167,930
		523,139
Commercial & Professional Services — 1.8%
Automatic Data Processing, Inc.(a)	142	43,385
Jacobs Solutions, Inc.	237	28,651
Leidos Holdings, Inc.(a)	1,941	261,919
		333,955
Consumer Discretionary Distribution & Retail — 2.7%
Amazon.com, Inc.(a)*	856	162,862
AutoZone, Inc.*	9	34,315
Best Buy Co., Inc.	47	3,460
eBay, Inc.(a)	1,146	77,619
Home Depot, Inc. (The)(a)	400	146,596
LKQ Corp.	537	22,844
TJX Cos., Inc. (The)	179	21,802
Ulta Beauty, Inc.*	24	8,797
Williams-Sonoma, Inc.	13	2,055
		480,350
Consumer Durables & Apparel — 0.3%
Ralph Lauren Corp.	193	42,603
Tapestry, Inc.	184	12,955
		55,558
Consumer Services — 1.0%
Booking Holdings, Inc.(a)	10	46,069
Expedia Group, Inc.	231	38,831
McDonald's Corp.	162	50,604
Wynn Resorts Ltd.	382	31,897
Yum! Brands, Inc.	45	7,081
		174,482
Consumer Staples Distribution & Retail — 2.6%
Dollar General Corp.(a)	2,600	228,618
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Staples Distribution & Retail — (Continued)
Dollar Tree, Inc.*	676	$ 50,747
Kroger Co. (The)(a)	2,447	165,638
Sysco Corp.	79	5,928
Target Corp.	163	17,011
		467,942
Energy — 0.7%
Chevron Corp.	484	80,968
Coterra Energy, Inc.	824	23,814
EOG Resources, Inc.	27	3,462
Halliburton Co.	85	2,156
Schlumberger NV (Curacao)	101	4,222
Valero Energy Corp.	80	10,566
		125,188
Equity Real Estate Investment Trusts (REITs) — 0.0%
Ventas, Inc.	6	412
Financial Services — 3.4%
Berkshire Hathaway, Inc., Class B(a)*	505	268,953
CME Group, Inc.(a)	397	105,320
Corpay, Inc.*	85	29,641
Fiserv, Inc.(a)*	225	49,687
Mastercard, Inc., Class A(a)	124	67,967
PayPal Holdings, Inc.*	186	12,136
Visa, Inc., Class A(a)	261	91,470
		625,174
Food, Beverage & Tobacco — 4.5%
Altria Group, Inc.(a)	2,891	173,518
Bunge Global SA (Switzerland)	1,272	97,206
Conagra Brands, Inc.	3,456	92,172
Constellation Brands, Inc., Class A	161	29,547
General Mills, Inc.	475	28,400
Kellanova	890	73,416
Keurig Dr Pepper, Inc.	178	6,091
Kraft Heinz Co. (The)(a)	3,104	94,455
Molson Coors Beverage Co., Class B	438	26,661
PepsiCo, Inc.	250	37,485
Philip Morris International, Inc.(a)	802	127,301
Tyson Foods, Inc., Class A	570	36,372
		822,624
Health Care Equipment & Services — 2.1%
Abbott Laboratories	238	31,571
Baxter International, Inc.	4	137
Cardinal Health, Inc.	69	9,506
Elevance Health, Inc.(a)	148	64,374

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Hologic, Inc.*	1,551	$ 95,805
McKesson Corp.(a)	28	18,844
Solventum Corp.(a)*	2,005	152,460
		372,697
Household & Personal Products — 1.4%
Clorox Co. (The)	12	1,767
Colgate-Palmolive Co.(a)	1,645	154,136
Kimberly-Clark Corp.	48	6,827
Procter & Gamble Co. (The)(a)	480	81,802
		244,532
Insurance — 0.7%
Aon PLC, Class A (Ireland)	225	89,796
Brown & Brown, Inc.	3	373
Willis Towers Watson PLC (Ireland)	97	32,781
		122,950
Materials — 5.7%
Avery Dennison Corp.(a)	732	130,274
Ball Corp.(a)	2,386	124,239
CF Industries Holdings, Inc.(a)	1,739	135,903
Corteva, Inc.	70	4,405
DuPont de Nemours, Inc.(a)	1,174	87,674
International Paper Co.	872	46,521
LyondellBasell Industries NV, Class A (Netherlands)	1,286	90,535
Newmont Corp.(a)	7,126	344,043
PPG Industries, Inc.	713	77,967
		1,041,561
Media & Entertainment — 4.6%
Alphabet, Inc., Class A(a)	1,677	259,331
Charter Communications, Inc., Class A*	19	7,002
Fox Corp., Class A(a)	1,974	111,728
Meta Platforms, Inc., Class A(a)	327	188,470
Netflix, Inc.(a)*	100	93,253
Omnicom Group, Inc.	1,198	99,326
Take-Two Interactive Software, Inc.*	22	4,560
TKO Group Holdings, Inc.	338	51,650
Walt Disney Co. (The)(a)	266	26,254
		841,574
Pharmaceuticals, Biotechnology & Life Sciences — 2.7%
Biogen, Inc.*	841	115,082
Danaher Corp.	99	20,295
Gilead Sciences, Inc.(a)	1,297	145,329
Incyte Corp.*	7	424
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Merck & Co., Inc.	547	$ 49,099
Regeneron Pharmaceuticals, Inc.(a)	186	117,967
Viatris, Inc.	5,337	46,485
		494,681
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A*	41	5,362
Semiconductors & Semiconductor Equipment — 3.7%
Applied Materials, Inc.	553	80,251
Broadcom, Inc.(a)	1,776	297,356
Lam Research Corp.	276	20,065
ON Semiconductor Corp.*	374	15,218
QUALCOMM, Inc.	109	16,744
Skyworks Solutions, Inc.(a)	3,765	243,332
		672,966
Software & Services — 4.3%
Accenture PLC, Class A (Ireland)	26	8,113
EPAM Systems, Inc.(a)*	975	164,619
Gen Digital, Inc.	3,784	100,427
GoDaddy, Inc., Class A(a)*	577	103,941
Microsoft Corp.(a)	774	290,552
Roper Technologies, Inc.	15	8,844
VeriSign, Inc.(a)*	432	109,672
		786,168
Technology Hardware & Equipment — 14.7%
Apple, Inc.(a)	2,088	463,807
CDW Corp.	288	46,155
Cisco Systems, Inc.	877	54,120
Dell Technologies, Inc., Class C(a)	1,606	146,387
F5, Inc.(a)*	630	167,750
Hewlett Packard Enterprise Co.(a)	8,076	124,613
HP, Inc.(a)	2,918	80,799
Jabil, Inc.(a)	1,708	232,407
Juniper Networks, Inc.(a)	10,520	380,719
Motorola Solutions, Inc.(a)	196	85,811
NetApp, Inc.(a)	2,973	261,148
Seagate Technology Holdings PLC (Ireland)	26	2,209
Super Micro Computer, Inc.(a)*	16,713	572,253
Western Digital Corp.*	944	38,166
Zebra Technologies Corp., Class A*	45	12,715
		2,669,059
Telecommunication Services — 2.3%
AT&T, Inc.(a)	3,361	95,049

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
T-Mobile US, Inc.(a)	824	$ 219,769
Verizon Communications, Inc.(a)	2,319	105,190
		420,008
Transportation — 1.2%
CH Robinson Worldwide, Inc.(a)	1,684	172,441
Delta Air Lines, Inc.	446	19,446
United Parcel Service, Inc., Class B	206	22,658
		214,545
Utilities — 2.7%
Constellation Energy Corp.(a)	1,531	308,696
NRG Energy, Inc.(a)	1,848	176,410
		485,106
TOTAL COMMON STOCKS (Cost $10,756,579)		11,988,898
SHORT-TERM INVESTMENT — 8.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(b)	1,576,681	1,576,681
TOTAL SHORT-TERM INVESTMENT (Cost $1,576,681)		1,576,681

TOTAL INVESTMENTS - 74.8% (Cost $12,333,260)		13,565,579
OTHER ASSETS IN EXCESS OF LIABILITIES - 25.2%		4,562,544
NET ASSETS - 100.0%		$18,128,123

(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
(b)	Rate disclosed is the 7-day yield at March 31, 2025.
*	Non-income producing.
PLC	Public Limited Company
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
The portfolio matures between August 29, 2025 and January 22, 2030, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps, which represents 32.5% of net assets as of March 31, 2025:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Aptiv PLC (Jersey)	USFF +0.250%	Weekly	MS	01/17/30	218	$14,042	$12,971	$(892)
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	07/16/29	457	56,657	67,115	12,798
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/17/30	387	69,837	66,618	(1,310)
Cummins, Inc.	USFF +0.250%	Weekly	MS	01/12/29	43	11,849	13,478	2,823
General Dynamics Corp.	USFF +0.250%	Weekly	MS	07/16/29	363	99,257	98,947	2,032
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	3,904	314,445	312,749	8,438
L3Harris Technologies, Inc.	USFF +0.250%	Weekly	MS	07/16/29	735	156,888	153,843	1,626
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	08/29/25	232	97,399	103,637	16,048
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	01/05/26	28	13,013	14,336	2,523
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	276	77,071	93,015	20,457
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	01/12/29	278	47,965	50,415	3,696
					6,703	944,381	974,153	69,131
Commercial & Professional Services
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	01/12/29	191	45,770	58,356	14,758
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,635	347,664	318,545	(19,745)
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,373	322,921	320,213	7,580
					5,199	716,355	697,114	2,593
Consumer Discretionary Distribution & Retail
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	08/29/25	2,001	239,517	380,710	146,989
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5	13,674	19,064	5,782
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,674	52,897	50,756	(825)
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	08/29/25	26	1,925	1,914	332
eBay, Inc.	USFF +0.250%	Weekly	MS	08/29/25	1,539	90,074	104,236	24,283
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	01/12/29	73	26,405	26,754	1,295
LKQ Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,878	71,214	79,890	11,125
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	348	41,729	42,386	1,872
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/17/30	467	$163,316	$171,174	$11,831
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	01/17/30	27	4,531	4,269	(88)
					8,038	705,282	881,153	202,596
Consumer Durables & Apparel
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	01/17/30	430	50,371	48,078	(2,627)
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	07/16/29	183	36,731	40,395	4,085
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/11/28	217	13,497	15,279	2,626
					830	100,599	103,752	4,084
Consumer Services
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	41	190,547	188,883	3,517
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	240	42,322	40,344	(899)
McDonald's Corp.	USFF +0.250%	Weekly	MS	08/29/25	288	81,655	89,963	12,379
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	07/16/29	718	59,237	59,953	2,400
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,903	260,598	299,456	47,907
					3,190	634,359	678,599	65,304
Consumer Staples Distribution & Retail
Dollar General Corp.	USFF +0.250%	Weekly	MS	07/16/29	5,347	405,199	470,162	77,303
Dollar Tree, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,848	136,130	138,729	5,922
Kroger Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	2,845	144,082	192,578	59,742
Sysco Corp.	USFF +0.250%	Weekly	MS	08/29/25	69	4,216	5,178	1,769
Target Corp.	USFF +0.250%	Weekly	MS	01/17/30	1,748	188,272	182,421	(1,167)
					11,857	877,899	989,068	143,569
Energy
Chevron Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,193	179,459	199,577	26,753
Coterra Energy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,889	48,888	54,592	7,560
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,731	344,526	350,223	15,830
Halliburton Co.	USFF +0.250%	Weekly	MS	01/17/30	413	10,439	10,478	408
Schlumberger NV (Curacao)	USFF +0.250%	Weekly	MS	07/16/29	634	24,522	26,501	2,811
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/16/29	244	33,666	32,225	(107)
					7,104	641,500	673,596	53,255
Equity Real Estate Investment Trusts (REITs)
Ventas, Inc.	USFF +0.250%	Weekly	MS	01/17/30	319	21,658	21,934	1,006
Welltower, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,326	173,476	203,156	34,592
					1,645	195,134	225,090	35,598
Financial Services
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	08/29/25	202	49,784	107,581	59,054
CME Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	450	88,900	119,380	36,881
Corpay, Inc.	USFF +0.250%	Weekly	MS	07/08/27	90	23,079	31,385	8,923
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
Fiserv, Inc.	USFF +0.250%	Weekly	MS	01/12/29	219	$32,418	$48,362	$16,785
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	01/12/29	15	1,890	2,588	1,323
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	08/29/25	123	57,933	67,419	12,110
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	254	14,919	16,574	2,077
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	08/29/25	267	69,412	93,573	27,632
					1,620	338,335	486,862	164,785
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	08/29/25	4,162	192,936	249,803	91,109
Bunge Global SA (Switzerland)	USFF +0.250%	Weekly	MS	01/17/30	1,395	101,799	106,606	7,589
Campbell's Company (The)	USFF +0.250%	Weekly	MS	01/17/30	66	2,517	2,635	275
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	145	8,524	10,385	2,444
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,171	84,668	84,571	4,475
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	1,879	395,393	344,834	(39,911)
General Mills, Inc.	USFF +0.250%	Weekly	MS	07/16/29	854	51,446	51,061	1,079
Kellanova	USFF -0.250%	Weekly	MS	01/10/28	7,510	594,257	619,500	47,070
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/10/28	8,597	282,963	294,189	23,659
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	08/29/25	3,499	117,152	106,475	(1,089)
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	01/12/29	482	24,124	29,339	6,509
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	3,082	191,311	209,114	25,462
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	07/16/29	765	115,540	114,704	739
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	08/29/25	1,067	121,086	169,365	60,889
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	1,869	111,475	119,261	11,416
					38,543	2,395,191	2,511,842	241,715
Health Care Equipment & Services
Abbott Laboratories	USFF +0.250%	Weekly	MS	08/29/25	230	23,443	30,509	9,045
Baxter International, Inc.	USFF +0.250%	Weekly	MS	01/17/30	171	5,720	5,853	336
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/08/27	69	6,530	9,506	3,544
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/07/27	548	122,560	152,393	35,461
Cigna Group (The)	USFF +0.250%	Weekly	MS	07/06/26	112	30,881	36,848	8,698
DaVita, Inc.	USFF +0.250%	Weekly	MS	07/11/28	739	108,185	113,045	7,376
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	07/16/29	295	115,921	128,313	15,869
Hologic, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,197	150,539	135,709	(11,163)
McKesson Corp.	USFF +0.250%	Weekly	MS	01/05/26	35	17,055	23,555	7,378
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/10/28	174	$50,578	$57,314	$8,011
Solventum Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,979	114,063	150,483	39,214
					6,549	745,475	843,528	123,769
Household & Personal Products
Clorox Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	1,333	214,861	196,284	(9,718)
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	01/10/28	1,773	146,135	166,130	28,602
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	01/07/27	2,475	312,790	351,994	61,801
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/08/27	1,595	257,211	271,820	28,769
					7,176	930,997	986,228	109,454
Insurance
Aon PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	407	141,599	162,430	24,861
Brown & Brown, Inc.	USFF +0.250%	Weekly	MS	01/10/28	11	893	1,368	563
Marsh & McLennan Cos., Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,026	220,159	250,375	36,943
Willis Towers Watson PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	93	24,601	31,429	7,824
					1,537	387,252	445,602	70,191
Materials
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	01/17/30	900	163,859	160,173	821
Ball Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,941	161,393	153,138	(4,209)
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,800	150,825	140,670	(6,339)
Corteva, Inc.	USFF +0.250%	Weekly	MS	01/17/30	399	24,120	25,109	1,701
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,634	205,250	196,707	(2,578)
Ecolab, Inc.	USFF +0.250%	Weekly	MS	07/16/29	595	144,661	150,844	10,204
International Paper Co.	USFF +0.250%	Weekly	MS	07/11/28	3,937	213,878	210,039	3,147
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	07/16/29	2,627	205,105	184,941	(11,313)
Newmont Corp.	USFF +0.250%	Weekly	MS	01/17/30	2,225	99,336	107,423	16,453
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,076	125,708	117,661	(4,542)
					19,134	1,494,135	1,446,705	3,345
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	08/29/25	1,617	180,273	250,053	75,359
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	20	6,128	7,371	1,455
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	01/17/30	71	8,264	10,261	2,274
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Fox Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	2,721	$120,218	$154,009	$37,640
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	357	151,376	205,761	58,873
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	118	81,605	110,039	30,451
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,052	86,469	87,221	4,063
Take-Two Interactive Software, Inc.	USFF +0.250%	Weekly	MS	01/07/27	26	3,113	5,389	2,416
TKO Group Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	950	144,847	145,169	3,853
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	393	35,237	38,789	5,127
					7,325	817,530	1,014,062	221,511
Pharmaceuticals, Biotechnology & Life Sciences
Biogen, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,065	156,408	145,735	(7,595)
Danaher Corp.	USFF +0.250%	Weekly	MS	08/29/25	95	20,251	19,475	89
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,288	85,406	144,320	64,954
Incyte Corp.	USFF +0.250%	Weekly	MS	01/17/30	297	18,065	17,983	341
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/06/26	7,475	727,477	670,956	(28,184)
Regeneron Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/17/30	194	135,405	123,041	(9,003)
Viatris, Inc.	USFF +0.250%	Weekly	MS	01/17/30	12,520	116,885	109,049	(4,466)
					22,934	1,259,897	1,230,559	16,136
Real Estate Management & Development
CBRE Group, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	757	98,221	99,000	3,195
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,129	182,959	163,840	(12,946)
Broadcom, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,054	341,714	343,901	13,535
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	3,088	222,205	224,498	8,331
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	01/17/30	4,039	174,708	164,347	(6,116)
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,604	251,945	246,390	5,467
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,531	181,873	163,579	(12,535)
					14,445	1,355,404	1,306,555	(4,264)
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	85	23,872	26,523	3,649
EPAM Systems, Inc.	USFF +0.250%	Weekly	MS	01/17/30	563	109,347	95,057	(11,609)
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,177	137,269	137,398	4,445
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	571	80,919	102,860	23,943
Microsoft Corp.	USFF +0.250%	Weekly	MS	08/29/25	1,232	261,822	462,480	222,359
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	08/29/25	15	$6,334	$8,844	$2,877
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/12/29	427	72,561	108,402	37,643
					8,070	692,124	941,564	283,307
Technology Hardware & Equipment
Apple, Inc.	USFF +0.250%	Weekly	MS	08/29/25	1,765	129,688	392,059	273,397
CDW Corp.	USFF +0.250%	Weekly	MS	01/17/30	341	58,534	54,649	(2,381)
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	08/29/25	2,129	120,362	131,381	20,791
Dell Technologies, Inc., Class C	USFF +0.250%	Weekly	MS	07/16/29	7,661	862,277	698,300	(139,654)
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	891	185,541	237,247	56,211
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	07/16/29	37,607	689,199	580,276	(85,909)
HP, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,949	219,472	192,418	(17,190)
Jabil, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,726	364,256	370,927	15,935
Juniper Networks, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,502	231,819	235,307	11,698
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	172	58,423	75,303	19,865
NetApp, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,452	442,138	391,064	(34,010)
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/17/30	95	8,195	8,070	171
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	01/17/30	8,314	308,896	284,671	(16,769)
Teledyne Technologies, Inc.	USFF +0.250%	Weekly	MS	01/17/30	7	3,379	3,484	306
Western Digital Corp.	USFF +0.250%	Weekly	MS	01/17/30	13,500	574,592	545,805	(14,975)
Zebra Technologies Corp., Class A	USFF +0.250%	Weekly	MS	01/17/30	305	87,190	86,181	1,143
					93,416	4,343,961	4,287,142	88,629
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,854	76,012	108,991	37,640
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	949	162,935	253,108	100,510
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,108	153,871	186,339	42,712
					8,911	392,818	548,438	180,862
Transportation
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/17/30	562	56,813	57,549	2,161
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/16/29	472	18,782	20,579	2,447
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	01/17/30	439	48,858	48,286	1,133
					1,473	124,453	126,414	5,741
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	07/16/29	2,606	$633,711	$525,448	$(91,871)
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,868	135,810	178,319	49,696
					4,474	769,521	703,767	(42,175)

Total Reference Entity — Long						20,974,865	22,213,764	2,041,439
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Tesla, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(145)	(50,970)	(37,578)	12,106
Capital Goods
Axon Enterprise, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(234)	$(126,660)	$(123,072)	$294
Boeing Co. (The)	USFF -0.250%	Weekly	MS	07/11/28	(1,669)	(311,231)	(284,648)	18,394
Carrier Global Corp.	USFF -0.250%	Weekly	MS	01/22/30	(497)	(32,888)	(31,510)	571
Eaton Corp. PLC (Ireland)	USFF -0.250%	Weekly	MS	07/16/29	(555)	(181,962)	(150,866)	25,743
Fastenal Co.	USFF -0.250%	Weekly	MS	01/22/30	(116)	(9,007)	(8,996)	(162)
GE Vernova, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(776)	(277,377)	(236,897)	33,178
General Electric Co.	USFF -0.250%	Weekly	MS	01/22/30	(198)	(39,793)	(39,630)	(568)
Huntington Ingalls Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(174)	(47,115)	(35,503)	9,820
Ingersoll Rand, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(119)	(12,219)	(9,524)	2,435
Nordson Corp.	USFF -0.250%	Weekly	MS	07/16/29	(424)	(90,999)	(85,529)	2,739
PACCAR, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(445)	(47,466)	(43,330)	2,942
Quanta Services, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(407)	(112,610)	(103,451)	6,154
Rockwell Automation, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(571)	(163,129)	(147,535)	9,942
TransDigm Group, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(82)	(110,382)	(113,430)	(5,910)
United Rentals, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(47)	(33,660)	(29,455)	3,331
					(6,314)	(1,596,498)	(1,443,376)	108,903
Commercial & Professional Services
Copart, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,443)	(83,321)	(81,659)	(482)
Dayforce, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,045)	(201,563)	(177,615)	18,668
Equifax, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(403)	(108,746)	(98,155)	7,513
Paycom Software, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(362)	(79,800)	(79,090)	(1,580)
Rollins, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(512)	(26,089)	(27,663)	(2,477)
					(5,765)	(499,519)	(464,182)	21,642
Consumer Discretionary Distribution & Retail
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/22/30	(3,755)	(202,204)	(206,901)	(10,103)
Consumer Durables & Apparel
DR Horton, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(364)	(52,653)	(46,275)	4,967
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Lululemon Athletica, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(273)	$(125,180)	$(77,275)	$48,131
NIKE, Inc., Class B	USFF -0.250%	Weekly	MS	01/22/30	(46)	(3,618)	(2,920)	5,329
PulteGroup, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(72)	(7,617)	(7,402)	63
					(755)	(189,068)	(133,872)	58,490
Consumer Services
Airbnb, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(1,026)	(153,500)	(122,566)	26,928
Chipotle Mexican Grill, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,659)	(160,498)	(133,508)	22,799
Domino's Pizza, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(142)	(67,251)	(65,242)	44
DoorDash, Inc., Class A	USFF -0.250%	Weekly	MS	01/22/30	(241)	(46,981)	(44,048)	1,753
Hilton Worldwide Holdings, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(107)	(24,355)	(24,348)	(573)
Las Vegas Sands Corp.	USFF -0.250%	Weekly	MS	07/16/29	(648)	(33,511)	(25,032)	7,494
MGM Resorts International	USFF -0.250%	Weekly	MS	01/22/30	(1,733)	(63,774)	(51,366)	10,783
Starbucks Corp.	USFF -0.250%	Weekly	MS	01/22/30	(119)	(13,050)	(11,673)	1,097
					(6,675)	(562,920)	(477,783)	70,325
Consumer Staples Distribution & Retail
Costco Wholesale Corp.	USFF -0.250%	Weekly	MS	01/22/30	(26)	(24,261)	(24,590)	(907)
Energy
ConocoPhillips	USFF -0.250%	Weekly	MS	01/22/30	(591)	(59,115)	(62,067)	(4,909)
Devon Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(999)	(37,608)	(37,363)	(1,106)
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(364)	(64,397)	(58,196)	4,090
EQT Corp.	USFF -0.250%	Weekly	MS	01/22/30	(2,110)	(105,310)	(112,737)	(10,241)
Expand Energy Corp.	USFF -0.250%	Weekly	MS	01/22/30	(153)	(16,736)	(17,032)	(674)
Exxon Mobil Corp.	USFF -0.250%	Weekly	MS	01/22/30	(309)	(35,155)	(36,749)	(2,303)
Occidental Petroleum Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,554)	(229,187)	(224,785)	(3,514)
ONEOK, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(1,136)	(108,185)	(112,714)	(7,333)
Targa Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(337)	(64,054)	(67,558)	(5,289)
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/16/29	(1,998)	(110,814)	(119,400)	(12,745)
					(12,551)	(830,561)	(848,601)	(44,024)
Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(467)	(46,128)	(43,202)	1,151
BXP, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(276)	(19,085)	(18,544)	(161)
Crown Castle, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(231)	(25,643)	(24,077)	286
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Equity Real Estate Investment Trusts (REITs) — (continued)
Equinix, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(204)	$(177,770)	$(166,331)	$2,250
Host Hotels & Resorts, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,559)	(26,585)	(22,153)	3,374
Iron Mountain, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,635)	(170,725)	(140,675)	23,612
SBA Communications Corp.	USFF -0.250%	Weekly	MS	07/16/29	(138)	(31,374)	(30,361)	61
Weyerhaeuser Co.	USFF -0.250%	Weekly	MS	07/16/29	(5,102)	(158,846)	(149,387)	4,285
					(9,612)	(656,156)	(594,730)	34,858
Financial Services
Jack Henry & Associates, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(280)	(51,306)	(51,128)	(1,150)
MSCI, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(73)	(43,941)	(41,282)	1,274
					(353)	(95,247)	(92,410)	124
Health Care Equipment & Services
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(1,862)	(173,908)	(157,060)	12,301
Dexcom, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,874)	(244,248)	(127,975)	109,860
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	01/12/29	(211)	(19,489)	(15,293)	3,744
IDEXX Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(431)	(227,017)	(180,998)	40,063
Insulet Corp.	USFF -0.250%	Weekly	MS	01/10/28	(756)	(232,666)	(198,533)	28,027
Intuitive Surgical, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(268)	(147,278)	(132,732)	10,705
ResMed, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(101)	(24,156)	(22,609)	889
STERIS PLC (Ireland)	USFF -0.250%	Weekly	MS	01/22/30	(473)	(106,493)	(107,205)	(3,487)
					(5,976)	(1,175,255)	(942,405)	202,102
Insurance
Erie Indemnity Co., Class A	USFF -0.250%	Weekly	MS	07/16/29	(150)	(63,278)	(62,858)	(1,205)
Everest Group Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/11/28	(36)	(14,135)	(13,080)	526
					(186)	(77,413)	(75,938)	(679)
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(525)	(160,525)	(154,833)	(737)
Albemarle Corp.	USFF -0.250%	Weekly	MS	07/08/27	(271)	(67,172)	(19,517)	45,066
Dow, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,293)	(165,884)	(114,992)	41,532
Freeport-McMoRan, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,732)	(245,963)	(217,014)	21,514
Martin Marietta Materials, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(536)	(287,994)	(256,278)	23,136
Nucor Corp.	USFF -0.250%	Weekly	MS	01/22/30	(1,607)	(208,737)	(193,386)	8,996
Sherwin-Williams Co. (The)	USFF -0.250%	Weekly	MS	01/22/30	(83)	(28,899)	(28,983)	(793)
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Steel Dynamics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,982)	$(261,182)	$(247,909)	$4,786
Vulcan Materials Co.	USFF -0.250%	Weekly	MS	07/16/29	(1,042)	(270,749)	(243,099)	19,879
					(15,071)	(1,697,105)	(1,476,011)	163,379
Media & Entertainment
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(874)	(123,670)	(114,127)	6,329
Warner Bros Discovery, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(11,699)	(124,771)	(125,530)	(4,003)
					(12,573)	(248,441)	(239,657)	2,326
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(4)	(832)	(838)	37
Agilent Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,520)	(207,707)	(177,810)	24,136
Amgen, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(79)	(24,473)	(24,612)	(722)
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	07/06/26	(3,101)	(291,872)	(181,812)	101,006
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	01/12/29	(263)	(231,456)	(217,214)	7,446
Mettler-Toledo International, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(81)	(104,177)	(95,654)	5,826
Moderna, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,933)	(401,569)	(281,601)	109,384
Revvity, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(315)	(39,032)	(33,327)	4,733
Vertex Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(360)	(176,195)	(174,535)	(2,947)
Waters Corp.	USFF -0.250%	Weekly	MS	07/16/29	(236)	(91,557)	(86,983)	2,326
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(146)	(60,864)	(32,686)	26,496
					(16,038)	(1,629,734)	(1,307,072)	277,721
Real Estate Management & Development
CoStar Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,831)	(235,629)	(224,300)	5,145
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,994)	(305,543)	(204,864)	92,642
Analog Devices, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,265)	(280,001)	(255,113)	15,613
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(308)	(30,410)	(19,111)	10,558
First Solar, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,805)	(346,588)	(228,206)	109,255
Intel Corp.	USFF -0.250%	Weekly	MS	07/11/28	(11,935)	(422,795)	(271,044)	138,672
KLA Corp.	USFF -0.250%	Weekly	MS	01/22/30	(182)	(127,168)	(123,724)	138
Microchip Technology, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,766)	(267,710)	(182,312)	74,884
Monolithic Power Systems, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(409)	(283,880)	(237,212)	37,948
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/12/29	(2,349)	(312,314)	(254,585)	49,482
NXP Semiconductors NV (Netherlands)	USFF -0.250%	Weekly	MS	07/16/29	(588)	(137,941)	(111,755)	21,697
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Teradyne, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,494)	$(185,587)	$(123,404)	$56,948
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,175)	(235,455)	(211,148)	18,028
					(27,270)	(2,935,392)	(2,222,478)	625,865
Software & Services
Adobe, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(209)	(111,446)	(80,158)	28,398
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(238)	(19,861)	(19,159)	241
Autodesk, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(344)	(99,250)	(90,059)	6,624
Cadence Design Systems, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(852)	(234,513)	(216,689)	11,670
Crowdstrike Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(610)	(234,182)	(215,074)	12,963
Fair Isaac Corp.	USFF -0.250%	Weekly	MS	07/16/29	(17)	(33,588)	(31,351)	1,412
Fortinet, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(34)	(3,406)	(3,273)	150
Intuit, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(347)	(221,101)	(213,055)	1,687
Oracle Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,421)	(235,045)	(198,670)	29,938
Palantir Technologies, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(3,027)	(271,655)	(255,479)	9,037
Palo Alto Networks, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,276)	(227,525)	(217,737)	3,820
PTC, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(826)	(150,323)	(127,989)	18,413
ServiceNow, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(196)	(174,209)	(156,043)	13,611
Synopsys, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(631)	(321,605)	(270,604)	42,537
Tyler Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(74)	(44,258)	(43,023)	127
Workday, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(921)	(243,158)	(215,081)	21,693
					(11,023)	(2,625,125)	(2,353,444)	202,321
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF -0.250%	Weekly	MS	07/16/29	(2,301)	(160,309)	(150,923)	4,719
Arista Networks, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(449)	(46,815)	(34,789)	10,850
					(2,750)	(207,124)	(185,712)	15,569
Transportation
JB Hunt Transport Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(937)	(149,906)	(138,629)	7,363
Norfolk Southern Corp.	USFF -0.250%	Weekly	MS	07/16/29	(500)	(127,899)	(118,425)	5,819
Old Dominion Freight Line, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,163)	(233,995)	(192,418)	34,372
Uber Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,580)	(195,179)	(187,979)	2,090
United Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(220)	(23,036)	(15,191)	7,300
					(5,400)	(730,015)	(652,642)	56,944
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Concluded)
March 31, 2025
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(16,803)	$(298,592)	$(208,693)	$73,035
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(1,421)	(89,346)	(91,441)	(11,000)
Ameren Corp.	USFF -0.250%	Weekly	MS	01/10/28	(638)	(58,926)	(64,055)	(9,637)
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	07/08/27	(936)	(94,858)	(102,277)	(11,446)
American Water Works Co., Inc.	USFF -0.250%	Weekly	MS	07/06/26	(961)	(162,860)	(141,767)	8,338
Atmos Energy Corp.	USFF -0.250%	Weekly	MS	07/08/27	(572)	(76,024)	(88,420)	(16,246)
CenterPoint Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,947)	(119,508)	(143,000)	(32,965)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,121)	(77,487)	(84,198)	(11,343)
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(460)	(47,284)	(50,871)	(5,994)
DTE Energy Co.	USFF -0.250%	Weekly	MS	01/10/28	(716)	(88,369)	(99,001)	(15,206)
Entergy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(578)	(47,407)	(49,413)	(3,332)
Eversource Energy	USFF -0.250%	Weekly	MS	01/07/27	(2,231)	(171,212)	(138,567)	17,231
Exelon Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,733)	(74,127)	(79,857)	(12,415)
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,313)	(94,525)	(93,491)	(4,138)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,243)	(252,439)	(229,896)	9,591
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,718)	(51,912)	(68,875)	(21,121)
Public Service Enterprise Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,668)	(137,769)	(137,276)	(4,298)
Sempra	USFF -0.250%	Weekly	MS	07/08/27	(2,306)	(183,861)	(164,556)	6,436
Vistra Corp.	USFF -0.250%	Weekly	MS	07/16/29	(661)	(96,522)	(77,628)	16,249
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(645)	(64,591)	(70,292)	(10,199)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,994)	(135,104)	(141,155)	(16,208)
					(46,665)	(2,422,723)	(2,324,729)	(54,668)

Total Reference Entity — Short						(18,691,360)	(16,328,411)	1,747,439
Net Value of Reference Entity						$2,283,505	$5,885,353	$3,788,878

*	Includes $187,030 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
The accompanying notes are an integral part of the financial statements.

GOTHAM TOTAL RETURN FUND
Portfolio of Investments
March 31, 2025
(Unaudited)
	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 98.3%
Gotham 1000 Value ETF	185,566	$ 4,279,802
Gotham Defensive Long 500 Fund	79,222	1,463,231
Gotham Enhanced S&P 500 Index Fund	126,896	2,178,811
Gotham Hedged Core Fund	190,389	2,191,380
Gotham Large Value Fund	206,622	2,925,759
Gotham Neutral Fund*	103,369	1,472,999
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $12,539,647)		14,511,982
SHORT-TERM INVESTMENT — 1.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(b)	262,134	262,134
TOTAL SHORT-TERM INVESTMENT (Cost $262,134)		262,134

TOTAL INVESTMENTS - 100.1% (Cost $12,801,781)		14,774,116
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(9,625)
NET ASSETS - 100.0%		$14,764,491

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
(b)	Rate disclosed is the 7-day yield at March 31, 2025.
*	Non-income producing.
ETF	Exchange-Traded Fund

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments
March 31, 2025
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 139.0%
COMMON STOCKS — 136.9%
Automobiles & Components — 1.1%
Aptiv PLC (Jersey)*	141	$ 8,390
Ford Motor Co.	1,231	12,347
General Motors Co.†	643	30,240
		50,977
Banks — 3.3%
Bank of America Corp.†	684	28,543
Citigroup, Inc.	168	11,926
Citizens Financial Group, Inc.	38	1,557
Fifth Third Bancorp	59	2,313
Huntington Bancshares, Inc.	16	240
JPMorgan Chase & Co.†	283	69,420
KeyCorp.	78	1,247
M&T Bank Corp.	8	1,430
PNC Financial Services Group, Inc. (The)	35	6,152
Regions Financial Corp.	11	239
Truist Financial Corp.	112	4,609
US Bancorp	133	5,615
Wells Fargo & Co.	298	21,394
		154,685
Capital Goods — 13.1%
3M Co.†	323	47,436
A. O. Smith Corp.	87	5,686
Allegion PLC (Ireland)	52	6,784
AMETEK, Inc.	136	23,411
Builders FirstSource, Inc.*	80	9,995
Caterpillar, Inc.†	250	82,450
Cummins, Inc.†	93	29,150
Dover Corp.	82	14,406
Emerson Electric Co.†	320	35,085
Fortive Corp.	201	14,709
Generac Holdings, Inc.*	35	4,433
General Dynamics Corp.†	163	44,430
General Electric Co.†	4	801
Honeywell International, Inc.†	57	12,070
Howmet Aerospace, Inc.	91	11,805
Hubbell, Inc.	12	3,971
IDEX Corp.	9	1,629
Illinois Tool Works, Inc.†	177	43,898
Johnson Controls International PLC (Ireland)†	397	31,804
L3Harris Technologies, Inc.	114	23,861
Lennox International, Inc.	20	11,216
Lockheed Martin Corp.†	111	49,585
Masco Corp.	129	8,971
Otis Worldwide Corp.	83	8,565
Parker-Hannifin Corp.†	31	18,843
Pentair PLC (Ireland)	95	8,310
Snap-on, Inc.	35	11,795
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Stanley Black & Decker, Inc.	93	$ 7,150
Textron, Inc.	108	7,803
Trane Technologies PLC (Ireland)†	27	9,097
United Rentals, Inc.†	1	627
Westinghouse Air Brake Technologies Corp.	102	18,498
WW Grainger, Inc.†	13	12,842
		621,116
Commercial & Professional Services — 1.5%
Automatic Data Processing, Inc.†	148	45,218
Jacobs Solutions, Inc.	82	9,913
Leidos Holdings, Inc.	91	12,280
Veralto Corp.†	59	5,750
		73,161
Consumer Discretionary Distribution & Retail — 7.4%
Amazon.com, Inc.†*	1,110	211,189
Bath & Body Works, Inc.	128	3,881
Best Buy Co., Inc.†	128	9,422
eBay, Inc.†	147	9,956
Home Depot, Inc. (The)†	107	39,215
LKQ Corp.	158	6,721
Pool Corp.	1	319
Ross Stores, Inc.	4	511
TJX Cos., Inc. (The)†	414	50,425
Ulta Beauty, Inc.*	28	10,263
Williams-Sonoma, Inc.	71	11,225
		353,127
Consumer Durables & Apparel — 2.0%
Deckers Outdoor Corp.*	91	10,175
Garmin Ltd. (Switzerland)	7	1,520
Hasbro, Inc.	2	123
Lennar Corp., Class A	25	2,869
Lululemon Athletica, Inc.*	70	19,814
Mohawk Industries, Inc.*	41	4,681
NIKE, Inc., Class B	566	35,930
Ralph Lauren Corp.	43	9,492
Tapestry, Inc.	151	10,632
		95,236
Consumer Services — 4.2%
Booking Holdings, Inc.†	19	87,531
Caesars Entertainment, Inc.*	124	3,100
Carnival Corp. (Panama)*	771	15,057
Expedia Group, Inc.	77	12,944
Marriott International, Inc., Class A†	39	9,290
McDonald's Corp.†	18	5,623
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	259	4,911
Royal Caribbean Cruises Ltd. (Liberia)	158	32,459

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Wynn Resorts Ltd.	34	$ 2,839
Yum! Brands, Inc.†	164	25,807
		199,561
Consumer Staples Distribution & Retail — 1.7%
Dollar General Corp.	132	11,607
Dollar Tree, Inc.*	126	9,459
Kroger Co. (The)	434	29,377
Target Corp.†	270	28,177
		78,620
Energy — 4.0%
Baker Hughes Co.	593	26,062
Chevron Corp.†	533	89,166
Coterra Energy, Inc.	9	260
EOG Resources, Inc.	116	14,876
Exxon Mobil Corp.	57	6,779
Halliburton Co.	522	13,243
Schlumberger NV (Curacao)†	839	35,070
Texas Pacific Land Corp.	5	6,625
		192,081
Equity Real Estate Investment Trusts (REITs) — 2.9%
AvalonBay Communities, Inc.	43	9,229
Digital Realty Trust, Inc.	3	430
Equity Residential	84	6,013
Essex Property Trust, Inc.	1	306
Federal Realty Investment Trust	19	1,859
Kimco Realty Corp.	211	4,482
Mid-America Apartment Communities, Inc.	1	168
Realty Income Corp.†	323	18,737
Regency Centers Corp.	41	3,024
Simon Property Group, Inc.	72	11,958
UDR, Inc.	74	3,342
Ventas, Inc.	247	16,984
VICI Properties, Inc.	181	5,904
Welltower, Inc.	373	57,147
		139,583
Financial Services — 11.8%
American Express Co.	68	18,296
Ameriprise Financial, Inc.	10	4,841
Apollo Global Management, Inc.	52	7,121
Bank of New York Mellon Corp. (The)†	69	5,787
Berkshire Hathaway, Inc., Class B†*	212	112,907
Blackrock, Inc.†	15	14,197
Blackstone, Inc.	67	9,365
Capital One Financial Corp.	10	1,793
Charles Schwab Corp. (The)	19	1,487
CME Group, Inc.	5	1,327
Corpay, Inc.*	45	15,692
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Discover Financial Services	24	$ 4,097
Fiserv, Inc.†*	336	74,199
Franklin Resources, Inc.†	200	3,850
Global Payments, Inc.	78	7,638
Goldman Sachs Group, Inc. (The)	32	17,481
Intercontinental Exchange, Inc.†	174	30,015
Invesco Ltd. (Bermuda)	42	637
KKR & Co., Inc.	82	9,480
Mastercard, Inc., Class A†	86	47,138
Moody's Corp.	3	1,397
Morgan Stanley	154	17,967
Nasdaq, Inc.	132	10,014
Northern Trust Corp.	18	1,776
PayPal Holdings, Inc.†*	598	39,020
Raymond James Financial, Inc.	19	2,639
S&P Global, Inc.	3	1,524
State Street Corp.	27	2,417
Synchrony Financial	36	1,906
T Rowe Price Group, Inc.†	84	7,717
Visa, Inc., Class A†	245	85,863
		559,588
Food, Beverage & Tobacco — 6.1%
Altria Group, Inc.†	1,013	60,800
Brown-Forman Corp., Class B	43	1,459
Bunge Global SA (Switzerland)	79	6,037
Campbell's Company (The)	68	2,715
Coca-Cola Co. (The)†	203	14,539
Conagra Brands, Inc.	277	7,388
Constellation Brands, Inc., Class A	109	20,004
General Mills, Inc.	119	7,115
Kellanova	95	7,837
Keurig Dr Pepper, Inc.†	487	16,665
Kraft Heinz Co. (The)†	721	21,940
Lamb Weston Holdings, Inc.	32	1,706
Molson Coors Beverage Co., Class B	124	7,548
Mondelez International, Inc., Class A†	411	27,886
PepsiCo, Inc.	65	9,746
Philip Morris International, Inc.†	398	63,174
Tyson Foods, Inc., Class A	211	13,464
		290,023
Health Care Equipment & Services — 4.7%
Align Technology, Inc.*	44	6,990
Baxter International, Inc.	301	10,303
Cencora, Inc.†	26	7,230
Centene Corp.*	25	1,518
Cigna Group (The)†	91	29,939
CVS Health Corp.†	653	44,241
DaVita, Inc.*	50	7,648

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Elevance Health, Inc.†	137	$ 59,589
GE HealthCare Technologies, Inc.	24	1,937
HCA Healthcare, Inc.†	51	17,623
Henry Schein, Inc.*	28	1,918
Hologic, Inc.*	134	8,277
Labcorp Holdings, Inc.	4	931
Medtronic PLC (Ireland)	17	1,528
Molina Healthcare, Inc.*	18	5,929
Solventum Corp.†*	104	7,908
UnitedHealth Group, Inc.	5	2,619
Universal Health Services, Inc., Class B	40	7,516
		223,644
Household & Personal Products — 2.4%
Clorox Co. (The)	30	4,417
Colgate-Palmolive Co.†	319	29,890
Estee Lauder Cos., Inc. (The), Class A	92	6,072
Kimberly-Clark Corp.†	199	28,302
Procter & Gamble Co. (The)†	266	45,332
		114,013
Insurance — 4.0%
Aflac, Inc.	121	13,454
Aon PLC, Class A (Ireland)†	130	51,882
Assurant, Inc.	11	2,307
Brown & Brown, Inc.	51	6,344
Chubb Ltd. (Switzerland)	20	6,040
Cincinnati Financial Corp.	8	1,182
Hartford Insurance Group, Inc. (The)	91	11,259
Loews Corp.	67	6,158
Marsh & McLennan Cos., Inc.†	292	71,257
MetLife, Inc.	9	723
Progressive Corp. (The)	9	2,547
Travelers Cos., Inc. (The)	3	793
W R Berkley Corp.	87	6,191
Willis Towers Watson PLC (Ireland)	31	10,477
		190,614
Materials — 3.8%
Amcor PLC (Jersey)	20	194
Avery Dennison Corp.	49	8,720
Ball Corp.	178	9,268
CF Industries Holdings, Inc.	102	7,971
Corteva, Inc.	405	25,487
DuPont de Nemours, Inc.	251	18,745
Eastman Chemical Co.	70	6,168
Ecolab, Inc.	64	16,225
International Paper Co.†	208	11,097
LyondellBasell Industries NV, Class A (Netherlands)	194	13,658
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Mosaic Co. (The)	73	$ 1,972
Newmont Corp.	665	32,106
Packaging Corp. of America	53	10,495
PPG Industries, Inc.	139	15,200
Smurfit WestRock PLC (Ireland)	48	2,163
		179,469
Media & Entertainment — 11.1%
Alphabet, Inc., Class A†	1,242	192,063
Charter Communications, Inc., Class A†*	57	21,006
Comcast Corp., Class A†	1,846	68,117
Fox Corp., Class A	273	15,452
Interpublic Group of Cos., Inc. (The)	224	6,084
Match Group, Inc.	77	2,402
Meta Platforms, Inc., Class A†	281	161,957
News Corp., Class A	130	3,539
Omnicom Group, Inc.†	131	10,861
Paramount Global, Class B	62	741
TKO Group Holdings, Inc.	48	7,335
Walt Disney Co. (The)†	408	40,270
		529,827
Pharmaceuticals, Biotechnology & Life Sciences — 8.0%
Biogen, Inc.*	88	12,042
Bristol-Myers Squibb Co.†	618	37,692
Charles River Laboratories International, Inc.*	29	4,365
Danaher Corp.†	67	13,735
Gilead Sciences, Inc.†	745	83,477
Incyte Corp.*	114	6,903
Johnson & Johnson†	179	29,685
Merck & Co., Inc.†	1,459	130,960
Pfizer, Inc.	524	13,278
Regeneron Pharmaceuticals, Inc.	70	44,396
Viatris, Inc.	702	6,115
		382,648
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A*	178	23,279
Semiconductors & Semiconductor Equipment — 9.7%
Applied Materials, Inc.†	274	39,763
Broadcom, Inc.†	306	51,234
KLA Corp.†	11	7,478
Lam Research Corp.†	412	29,952
Micron Technology, Inc.†	103	8,950
Monolithic Power Systems, Inc.	9	5,220
NVIDIA Corp.†	1,851	200,611
ON Semiconductor Corp.*	254	10,335
QUALCOMM, Inc.†	603	92,627

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Skyworks Solutions, Inc.	96	$ 6,204
Teradyne, Inc.	94	7,764
		460,138
Software & Services — 7.9%
Accenture PLC, Class A (Ireland)†	24	7,489
Adobe, Inc.*	30	11,506
ANSYS, Inc.*	8	2,532
Cognizant Technology Solutions Corp., Class A	45	3,442
EPAM Systems, Inc.*	34	5,741
Gen Digital, Inc.	391	10,377
GoDaddy, Inc., Class A*	32	5,764
International Business Machines Corp.	12	2,984
Microsoft Corp.†	825	309,697
Palantir Technologies, Inc., Class A*	65	5,486
VeriSign, Inc.*	49	12,440
		377,458
Technology Hardware & Equipment — 14.8%
Amphenol Corp., Class A†	2	131
Apple, Inc.†	1,436	318,979
Arista Networks, Inc.*	739	57,258
CDW Corp.	79	12,660
Cisco Systems, Inc.†	1,893	116,817
Corning, Inc.	50	2,289
Dell Technologies, Inc., Class C	421	38,374
F5, Inc.*	39	10,384
Hewlett Packard Enterprise Co.	779	12,020
HP, Inc.†	575	15,922
Jabil, Inc.	80	10,886
Juniper Networks, Inc.	196	7,093
Keysight Technologies, Inc.*	39	5,841
Motorola Solutions, Inc.	52	22,766
NetApp, Inc.†	133	11,683
Seagate Technology Holdings PLC (Ireland)	124	10,534
Super Micro Computer, Inc.*	182	6,232
TE Connectivity PLC (Ireland)	83	11,729
Teledyne Technologies, Inc.*	28	13,936
Trimble, Inc.*	32	2,101
Western Digital Corp.*	207	8,369
Zebra Technologies Corp., Class A*	31	8,759
		704,763
Telecommunication Services — 6.7%
AT&T, Inc.†	2,990	84,557
T-Mobile US, Inc.†	541	144,290
Verizon Communications, Inc.†	2,027	91,945
		320,792
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 2.7%
CH Robinson Worldwide, Inc.	70	$ 7,168
CSX Corp.	26	765
Delta Air Lines, Inc.	386	16,830
FedEx Corp.†	139	33,885
Union Pacific Corp.	62	14,647
United Parcel Service, Inc., Class B	504	55,435
		128,730
Utilities — 1.5%
Constellation Energy Corp.†	185	37,301
NRG Energy, Inc.	60	5,728
PG&E Corp.	201	3,453
Vistra Corp.	199	23,371
		69,853
TOTAL COMMON STOCKS (Cost $5,547,267)		6,512,986
SHORT-TERM INVESTMENT — 2.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(a)	101,465	101,465
TOTAL SHORT-TERM INVESTMENT (Cost $101,465)		101,465

TOTAL LONG POSITIONS - 139.0% (Cost $5,648,732)		6,614,451
SHORT POSITIONS — (39.3)%
COMMON STOCKS — (39.3)%
Capital Goods — (2.7)%
Axon Enterprise, Inc.*	(16)	(8,415)
Boeing Co. (The)*	(153)	(26,094)
Carrier Global Corp.	(157)	(9,954)
Deere & Co.	(14)	(6,571)
Eaton Corp. PLC (Ireland)	(42)	(11,417)
Fastenal Co.	(118)	(9,151)
Huntington Ingalls Industries, Inc.	(9)	(1,836)
Nordson Corp.	(12)	(2,421)
Northrop Grumman Corp.	(18)	(9,216)
PACCAR, Inc.	(107)	(10,419)
Quanta Services, Inc.	(1)	(254)
Rockwell Automation, Inc.	(23)	(5,943)
RTX Corp.	(79)	(10,464)
TransDigm Group, Inc.	(12)	(16,600)
Xylem, Inc.	(9)	(1,075)
		(129,830)
Commercial & Professional Services — (2.2)%
Broadridge Financial Solutions, Inc.	(20)	(4,849)
Cintas Corp.	(83)	(17,059)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Copart, Inc.*	(198)	$ (11,205)
Dayforce, Inc.*	(33)	(1,925)
Equifax, Inc.	(26)	(6,333)
Paychex, Inc.	(62)	(9,565)
Paycom Software, Inc.	(12)	(2,622)
Republic Services, Inc.	(56)	(13,561)
Rollins, Inc.	(123)	(6,646)
Verisk Analytics, Inc.	(31)	(9,226)
Waste Management, Inc.	(85)	(19,678)
		(102,669)
Consumer Discretionary Distribution & Retail — (0.9)%
AutoZone, Inc.*	(3)	(11,438)
CarMax, Inc.*	(24)	(1,870)
Genuine Parts Co.	(29)	(3,455)
Lowe's Cos., Inc.	(2)	(467)
O'Reilly Automotive, Inc.*	(12)	(17,191)
Tractor Supply Co.	(110)	(6,061)
		(40,482)
Consumer Durables & Apparel — (0.4)%
DR Horton, Inc.	(65)	(8,263)
NVR, Inc.*	(1)	(7,244)
PulteGroup, Inc.	(42)	(4,318)
		(19,825)
Consumer Services — (1.6)%
Airbnb, Inc., Class A*	(70)	(8,362)
Chipotle Mexican Grill, Inc.*	(280)	(14,059)
Darden Restaurants, Inc.	(24)	(4,986)
Domino's Pizza, Inc.	(8)	(3,676)
DoorDash, Inc., Class A*	(86)	(15,718)
Hilton Worldwide Holdings, Inc.	(5)	(1,138)
Las Vegas Sands Corp.	(147)	(5,679)
MGM Resorts International*	(60)	(1,778)
Starbucks Corp.	(230)	(22,561)
		(77,957)
Consumer Staples Distribution & Retail — (1.0)%
Costco Wholesale Corp.	(25)	(23,644)
Sysco Corp.	(100)	(7,504)
Walmart, Inc.	(167)	(14,661)
		(45,809)
Energy — (3.0)%
APA Corp.	(76)	(1,598)
ConocoPhillips	(260)	(27,305)
Devon Energy Corp.	(132)	(4,937)
Diamondback Energy, Inc.	(59)	(9,433)
EQT Corp.	(123)	(6,572)
Expand Energy Corp.	(48)	(5,343)
Hess Corp.	(63)	(10,063)
Kinder Morgan, Inc.	(98)	(2,796)
Marathon Petroleum Corp.	(65)	(9,470)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Energy — (Continued)
Occidental Petroleum Corp.	(190)	$ (9,378)
ONEOK, Inc.	(117)	(11,609)
Phillips 66	(83)	(10,249)
Targa Resources Corp.	(49)	(9,823)
Valero Energy Corp.	(64)	(8,452)
Williams Cos., Inc. (The)	(263)	(15,717)
		(142,745)
Equity Real Estate Investment Trusts (REITs) — (2.5)%
Alexandria Real Estate Equities, Inc.	(36)	(3,330)
American Tower Corp.	(95)	(20,672)
BXP, Inc.	(33)	(2,217)
Camden Property Trust	(23)	(2,813)
Crown Castle, Inc.	(89)	(9,276)
Equinix, Inc.	(22)	(17,938)
Extra Space Storage, Inc.	(44)	(6,534)
Healthpeak Properties, Inc.	(142)	(2,871)
Host Hotels & Resorts, Inc.	(161)	(2,288)
Invitation Homes, Inc.	(126)	(4,391)
Iron Mountain, Inc.	(63)	(5,421)
Prologis, Inc.	(185)	(20,681)
Public Storage	(34)	(10,176)
SBA Communications Corp.	(22)	(4,840)
Weyerhaeuser Co.	(150)	(4,392)
		(117,840)
Financial Services — (0.7)%
Cboe Global Markets, Inc.	(22)	(4,978)
FactSet Research Systems, Inc.	(8)	(3,637)
Fidelity National Information Services, Inc.	(108)	(8,066)
Jack Henry & Associates, Inc.	(15)	(2,739)
MarketAxess Holdings, Inc.	(8)	(1,731)
MSCI, Inc.	(18)	(10,179)
		(31,330)
Food, Beverage & Tobacco — (0.5)%
Archer-Daniels-Midland Co.	(98)	(4,705)
Hormel Foods Corp.	(13)	(402)
J M Smucker Co. (The)	(22)	(2,605)
McCormick & Co., Inc., non-voting shares	(55)	(4,527)
Monster Beverage Corp.*	(200)	(11,704)
		(23,943)
Health Care Equipment & Services — (3.2)%
Abbott Laboratories	(119)	(15,785)
Becton Dickinson & Co.	(60)	(13,744)
Boston Scientific Corp.*	(165)	(16,645)
Cardinal Health, Inc.	(1)	(138)
Cooper Cos., Inc. (The)*	(41)	(3,458)
Dexcom, Inc.*	(85)	(5,805)
Edwards Lifesciences Corp.*	(121)	(8,770)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Humana, Inc.	(25)	$ (6,615)
IDEXX Laboratories, Inc.*	(18)	(7,559)
Insulet Corp.*	(15)	(3,939)
Intuitive Surgical, Inc.*	(55)	(27,240)
McKesson Corp.	(9)	(6,057)
Quest Diagnostics, Inc.	(23)	(3,892)
ResMed, Inc.	(30)	(6,715)
STERIS PLC (Ireland)	(22)	(4,986)
Stryker Corp.	(51)	(18,985)
Zimmer Biomet Holdings, Inc.	(28)	(3,169)
		(153,502)
Household & Personal Products — (0.3)%
Church & Dwight Co., Inc.	(51)	(5,615)
Kenvue, Inc.	(390)	(9,352)
		(14,967)
Insurance — (1.4)%
Allstate Corp. (The)	(55)	(11,389)
American International Group, Inc.	(130)	(11,302)
Arch Capital Group Ltd. (Bermuda)	(77)	(7,406)
Arthur J Gallagher & Co.	(48)	(16,571)
Erie Indemnity Co., Class A	(11)	(4,610)
Everest Group Ltd. (Bermuda)	(9)	(3,270)
Globe Life, Inc.	(18)	(2,371)
Principal Financial Group, Inc.	(45)	(3,797)
Prudential Financial, Inc.	(71)	(7,929)
		(68,645)
Materials — (1.6)%
Air Products and Chemicals, Inc.	(46)	(13,566)
Albemarle Corp.	(24)	(1,728)
Dow, Inc.	(142)	(4,959)
Freeport-McMoRan, Inc.	(293)	(11,093)
International Flavors & Fragrances, Inc.	(11)	(854)
Linde PLC (Ireland)	(6)	(2,794)
Martin Marietta Materials, Inc.	(13)	(6,216)
Nucor Corp.	(47)	(5,656)
Sherwin-Williams Co. (The)	(52)	(18,158)
Steel Dynamics, Inc.	(32)	(4,002)
Vulcan Materials Co.	(27)	(6,299)
		(75,325)
Media & Entertainment — (0.6)%
Electronic Arts, Inc.	(31)	(4,480)
Live Nation Entertainment, Inc.*	(49)	(6,398)
Netflix, Inc.*	(7)	(6,528)
Take-Two Interactive Software, Inc.*	(22)	(4,559)
Warner Bros Discovery, Inc.*	(498)	(5,344)
		(27,309)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (3.8)%
AbbVie, Inc.	(117)	$ (24,514)
Agilent Technologies, Inc.	(61)	(7,136)
Amgen, Inc.	(56)	(17,447)
Bio-Techne Corp.	(36)	(2,111)
Eli Lilly & Co.	(51)	(42,121)
IQVIA Holdings, Inc.*	(16)	(2,821)
Mettler-Toledo International, Inc.*	(5)	(5,905)
Moderna, Inc.*	(78)	(2,211)
Revvity, Inc.	(25)	(2,645)
Thermo Fisher Scientific, Inc.	(54)	(26,870)
Vertex Pharmaceuticals, Inc.*	(52)	(25,211)
Waters Corp.*	(13)	(4,791)
West Pharmaceutical Services, Inc.	(15)	(3,358)
Zoetis, Inc.	(96)	(15,806)
		(182,947)
Real Estate Management & Development — (0.1)%
CoStar Group, Inc.*	(88)	(6,972)
Semiconductors & Semiconductor Equipment — (2.0)%
Advanced Micro Devices, Inc.*	(30)	(3,082)
Analog Devices, Inc.	(103)	(20,772)
Enphase Energy, Inc.*	(28)	(1,737)
First Solar, Inc.*	(22)	(2,781)
Intel Corp.	(881)	(20,008)
Microchip Technology, Inc.	(109)	(5,277)
NXP Semiconductors NV (Netherlands)	(46)	(8,743)
Texas Instruments, Inc.	(191)	(34,323)
		(96,723)
Software & Services — (4.8)%
Akamai Technologies, Inc.*	(31)	(2,496)
Autodesk, Inc.*	(43)	(11,257)
Cadence Design Systems, Inc.*	(55)	(13,988)
Crowdstrike Holdings, Inc., Class A*	(30)	(10,577)
Fair Isaac Corp.*	(5)	(9,221)
Fortinet, Inc.*	(166)	(15,979)
Gartner, Inc.*	(6)	(2,519)
Intuit, Inc.	(57)	(34,997)
Oracle Corp.	(140)	(19,573)
Palo Alto Networks, Inc.*	(140)	(23,890)
PTC, Inc.*	(26)	(4,029)
Roper Technologies, Inc.	(14)	(8,254)
Salesforce, Inc.	(62)	(16,638)
ServiceNow, Inc.*	(27)	(21,496)
Synopsys, Inc.*	(31)	(13,294)
Tyler Technologies, Inc.*	(10)	(5,814)
Workday, Inc., Class A*	(54)	(12,611)
		(226,633)
Transportation — (1.2)%
JB Hunt Transport Services, Inc.	(21)	(3,107)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Concluded)
March 31, 2025
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Transportation — (Continued)
Norfolk Southern Corp.	(46)	$ (10,895)
Old Dominion Freight Line, Inc.	(45)	(7,445)
Southwest Airlines Co.	(129)	(4,332)
Uber Technologies, Inc.*	(433)	(31,549)
		(57,328)
Utilities — (4.8)%
AES Corp. (The)	(144)	(1,789)
Alliant Energy Corp.	(61)	(3,925)
Ameren Corp.	(62)	(6,225)
American Electric Power Co., Inc.	(124)	(13,550)
American Water Works Co., Inc.	(41)	(6,048)
Atmos Energy Corp.	(33)	(5,101)
CenterPoint Energy, Inc.	(137)	(4,964)
CMS Energy Corp.	(70)	(5,258)
Consolidated Edison, Inc.	(71)	(7,852)
Dominion Energy, Inc.	(173)	(9,700)
DTE Energy Co.	(42)	(5,807)
Duke Energy Corp.	(158)	(19,271)
Edison International	(90)	(5,303)
Entergy Corp.	(100)	(8,549)
Evergy, Inc.	(51)	(3,516)
Eversource Energy	(103)	(6,397)
Exelon Corp.	(204)	(9,400)
FirstEnergy Corp.	(136)	(5,497)
NextEra Energy, Inc.	(425)	(30,128)
NiSource, Inc.	(97)	(3,889)
Pinnacle West Capital Corp.	(26)	(2,477)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
PPL Corp.	(158)	$ (5,705)
Public Service Enterprise Group, Inc.	(107)	(8,806)
Sempra	(135)	(9,634)
Southern Co. (The)	(226)	(20,781)
WEC Energy Group, Inc.	(79)	(8,609)
Xcel Energy, Inc.	(133)	(9,415)
		(227,596)
TOTAL COMMON STOCKS (Proceeds $1,788,629)		(1,870,377)

TOTAL SHORT POSITIONS - (39.3)% (Proceeds $1,788,629)		(1,870,377)
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		13,647
NET ASSETS - 100.0%		$4,757,721

(a)	Rate disclosed is the 7-day yield at March 31, 2025.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Assets and Liabilities
March 31, 2025
(Unaudited)
	Gotham Absolute Return Fund	Gotham Enhanced Return Fund	Gotham Neutral Fund
Assets
Non-affiliated investments, at value[1,2]	$701,912,105	$115,240,359	$101,859,232
Affiliated investments, at value[2,3]	—	143,851,540	—
Swaps, at value(a)	63,262,749	32,279,781	10,746,681
Cash and cash equivalents	—	—	9,718
Due from broker	11,154,573	12,970,179	753,670
Receivables:
Investments sold	2,423,195	316,753	1,019,259
Capital shares sold	336,760	41,337	39,053
Dividends	1,462,898	254,753	129,632
Prepaid expenses and other assets	38,513	20,735	14,470
Total Assets	780,590,793	304,975,437	114,571,715
Liabilities
Payables:
Investments purchased	12,905,265	—	3,552,758
Investment adviser	822,703	271,664	101,515
Capital shares redeemed	178,719	324,359	14,326
Administration and accounting fees	82,368	60,834	49,449
Due to custodian	—	7,363	—
Accrued expenses	112,850	33,140	35,016
Total Liabilities	14,101,905	697,360	3,753,064
Contingencies and Commitments (Note 2)	N/A	N/A	N/A
Net Assets	$766,488,888	$304,278,077	$110,818,651
Net Assets Consisted of:
Capital stock, $0.01 par value	$391,031	$253,159	$77,764
Paid-in capital	671,218,909	245,145,686	153,072,771
Total distributable earnings/(loss)	94,878,948	58,879,232	(42,331,884)
Net Assets	$766,488,888	$304,278,077	$110,818,651
Institutional Class Shares:
Net assets	$766,488,888	$304,278,077	$110,818,651
Shares outstanding	39,103,103	25,315,880	7,776,380
Net asset value, offering and redemption price per share	$19.60	$12.02	$14.25
[1]Non-affiliated investments, at cost	$664,150,791	$107,944,558	$104,996,977
[2]Includes market value of securities designated as collateral for swaps	$202,508,399	$130,435,133	$52,550,149
[3]Affiliated investments, at cost	$—	$121,367,410	$—

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Assets and Liabilities (Continued)
March 31, 2025
(Unaudited)
	Gotham Index Plus Fund	Gotham Large Value Fund	Gotham Enhanced S&P 500 Index Fund
Assets
Non-affiliated investments, at value[1,2]	$243,750,046	$32,830,723	$20,908,869
Affiliated investments, at value[2,3]	410,829,225	—	—
Swaps, at value(a)	189,262,093	—	—
Due from broker	54,600,041	—	—
Receivables:
Investments sold	1,091,975	379,271	167,455
Capital shares sold	783,811	40	20,955
Dividends	329,571	44,850	16,790
Prepaid expenses and other assets	13,743	1,228	—
Total Assets	900,660,505	33,256,112	21,114,069
Liabilities
Payables:
Capital shares redeemed	640,426	4,679	1,188
Investment adviser	532,854	6,810	6,352
Administration and accounting fees	70,189	8,268	—
Distribution fees (Investor Class Shares)	3,947	—	—
Due to custodian	33	—	—
Investments purchased	—	255,793	187,186
Accrued expenses	69,380	27,461	2,760
Total Liabilities	1,316,829	303,011	197,486
Contingencies and Commitments (Note 2)	—	N/A	N/A
Net Assets	$899,343,676	$32,953,101	$20,916,583
Net Assets Consisted of:
Capital stock, $0.01 par value	$333,492	$23,275	$12,181
Paid-in capital	627,886,140	29,123,850	16,305,705
Total distributable earnings	271,124,044	3,805,976	4,598,697
Net Assets	$899,343,676	$32,953,101	$20,916,583
Institutional Class Shares:
Net assets	$881,033,201	$32,953,101	$20,916,583
Shares outstanding	32,665,338	2,327,499	1,218,116
Net asset value, offering and redemption price per share	$26.97	$14.16	$17.17
Investor Class Shares:
Net assets	$18,310,475	N/A	N/A
Shares outstanding	683,840	N/A	N/A
Net asset value, offering and redemption price per share	$26.78	N/A	N/A
[1]Non-affiliated investments, at cost	$208,828,398	$30,520,986	$16,732,673
[2]Includes market value of securities designated as collateral for swaps	$424,390,555	$—	$—
[3]Affiliated investments, at cost	$344,153,831	$—	$—

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Assets and Liabilities (Concluded)
March 31, 2025
(Unaudited)
	Gotham Hedged Core Fund	Gotham Defensive Long 500 Fund	Gotham Total Return Fund	Gotham Enhanced 500 Plus Fund
Assets
Non-affiliated investments, at value[1,2,3]	$7,212,086	$13,565,579	$262,134	$6,614,451
Affiliated investments, at value[4]	—	—	14,511,982	—
Swaps, at value(a)	—	3,788,878	—	—
Cash and cash equivalents	642	1,084	—	502
Due from broker	—	896,972	—	—
Deposits with brokers for securities sold short	14,045	—	—	39,275
Receivables:
Investments sold	111,671	72,437	—	90,936
Capital shares sold	—	1,381	—	—
Dividends	8,223	12,535	459	6,586
Investment adviser	—	—	13,769	4,165
Prepaid expenses and other assets	—	15,956	8,763	2,259
Total Assets	7,346,667	18,354,822	14,797,107	6,758,174
Liabilities
Securities sold short, at value[5]	2,048,684	—	—	1,870,377
Payables:
Investments purchased	114,384	181,919	—	91,642
Investment adviser	3,140	6,728	—	—
Dividends and fees on securities sold short	1,982	—	—	1,382
Capital shares redeemed	—	—	7	—
Administration and accounting fees	—	13,562	8,196	13,464
Accrued expenses	671	24,490	24,413	23,588
Total Liabilities	2,168,861	226,699	32,616	2,000,453
Contingencies and Commitments (Note 2)	—	N/A	—	—
Net Assets	$5,177,806	$18,128,123	$14,764,491	$4,757,721
Net Assets Consisted of:
Capital stock, $0.01 par value	$4,497	$9,812	$11,637	$3,559
Paid-in capital	4,089,785	12,317,859	12,014,172	3,891,241
Total distributable earnings	1,083,524	5,800,452	2,738,682	862,921
Net Assets	$5,177,806	$18,128,123	$14,764,491	$4,757,721
Institutional Class Shares:
Net assets	$5,177,806	$18,128,123	$14,764,491	$4,757,721
Shares outstanding	449,741	981,230	1,163,735	355,915
Net asset value, offering and redemption price per share	$11.51	$18.47	$12.69	$13.37
[1]Non-affiliated investments, at cost	$6,379,400	$12,333,260	$262,134	$5,648,732
[2]Includes market value of securities designated as collateral for swaps	$—	$8,499,072	$—	$—
[3]Includes market value of securities designated as collateral for shorts	$3,810,908	$—	$—	$3,434,225
[4]Affiliated investments, at cost	$—	$—	$12,539,647	$—
[5]Proceeds received, securities sold short	$2,357,916	$—	$—	$1,788,629

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Operations
For the Six Months Ended March 31, 2025
(Unaudited)
	Gotham Absolute Return Fund	Gotham Enhanced Return Fund	Gotham Neutral Fund
Investment income
Dividends from non-affiliated investments	$5,978,790	$1,139,277	$740,937
Interest	164,289	49,146	51,149
Dividends from affiliated investments	—	2,076,391	—
Less: taxes withheld	(20,689)	(2,957)	(11,479)
Total investment income	6,122,390	3,261,857	780,607
Expenses
Advisory fees(Note 2)	5,832,458	2,012,733	749,982
Interest expense	348,816	473,231	43,502
Transfer agent fees(Note 2)	333,161	83,834	38,313
Administration and accounting fees(Note 2)	141,189	87,989	61,637
Trustees’ and officers’ fees(Note 2)	71,714	24,200	8,104
Legal fees	69,800	29,377	10,990
Audit fees	51,846	25,606	16,026
Custodian fees(Note 2)	45,605	17,605	6,876
Registration and filing fees	32,882	14,624	12,449
Shareholder reporting fees	18,286	13,813	12,832
Other expenses	25,834	13,179	10,762
Total expenses before waivers and/or reimbursements	6,971,591	2,796,191	971,473
Waivers and/or reimbursements(Note 2)	(790,163)	(310,135)	(177,989)
Net expenses after waivers and/or reimbursements	6,181,428	2,486,056	793,484
Net investment income/(loss)	(59,038)	775,801	(12,877)
Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	52,219,760	10,926,450	7,059,903
Net realized gain/(loss) from swaps	(13,010,229)(a)	1,780,092(a)	(872,863)(a)
Net realized gain from foreign currency transactions	2,118	814	359
Distributions of realized gains from affiliated investments	—	636,454	—
Net change in unrealized depreciation on non-affiliated investments	(68,517,413)	(12,130,250)	(10,407,627)
Net change in unrealized depreciation on affiliated investments	—	(7,891,526)	—
Net change in unrealized appreciation/(depreciation) on swaps	1,777,011(a)	(10,491,834)(a)	3,192,491(a)
Net change in unrealized appreciation on foreign currency translations	3,174	1,133	301
Net realized and unrealized loss on investments	(27,525,579)	(17,168,667)	(1,027,436)
Net decrease in net assets resulting from operations	$(27,584,617)	$(16,392,866)	$(1,040,313)

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Operations (Continued)
For the Six Months Ended March 31, 2025
(Unaudited)
	Gotham Index Plus Fund	Gotham Large Value Fund	Gotham Enhanced S&P 500 Index Fund
Investment income
Dividends from affiliated investments	$3,420,812	$—	$—
Dividends from non-affiliated investments	3,314,874	376,005	153,803
Interest	30,248	1,711	1,040
Total investment income	6,765,934	377,716	154,843
Expenses
Advisory fees(Note 2)	3,626,884	126,209	54,308
Interest expense	2,842,290	—	—
Transfer agent fees(Note 2)	366,198	14,413	—
Administration and accounting fees(Note 2)	135,850	9,954	—
Legal fees	81,789	5,890	—
Registration and filing fees	78,371	14,991	—
Trustees’ and officers’ fees(Note 2)	70,470	3,410	—
Custodian fees(Note 2)	61,996	1,274	—
Audit fees	53,400	13,054	—
Shareholder reporting fees	22,725	11,802	—
Distribution fees (Investor Class Shares)(Note 2)	22,464	—	—
Support services fees	—	—	16,291
Other expenses	24,884	4,823	121
Total expenses before waivers and/or reimbursements	7,387,321	205,820	70,720
Waivers and/or reimbursements(Note 2)	(195,367)	(79,488)	(16,291)
Net expenses after waivers and/or reimbursements	7,191,954	126,332	54,429
Net investment income/(loss)	(426,020)	251,384	100,414
Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	25,283,977	2,664,873	1,270,130
Net realized loss from swaps	(15,099,948)(a)	—	—
Net change in unrealized depreciation on non-affiliated investments	(36,236,472)	(3,233,118)	(1,761,393)
Net change in unrealized depreciation on affiliated investments	(12,020,532)	—	—
Net change in unrealized appreciation on swaps	28,588,500(a)	—	—
Net realized and unrealized loss on investments	(9,484,475)	(568,245)	(491,263)
Net decrease in net assets resulting from operations	$(9,910,495)	$(316,861)	$(390,849)

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Operations (Concluded)
For the Six Months Ended March 31, 2025
(Unaudited)
	Gotham Hedged Core Fund	Gotham Defensive Long 500 Fund	Gotham Total Return Fund	Gotham Enhanced 500 Plus Fund
Investment income
Dividends from non-affiliated investments	$68,563	$124,245	$854	$55,801
Interest	779	8,208	641	252
Dividends from affiliated investments	—	—	171,992	—
Total investment income	69,342	132,453	173,487	56,053
Expenses
Dividends and fees on securities sold short	24,860	—	—	18,792
Advisory fees(Note 2)	20,601	123,362	—	24,647
Support services fees	4,415	—	—	—
Interest expense	331	56,845	—	—
Administration and accounting fees(Note 2)	—	16,257	20,416	18,615
Custodian fees(Note 2)	—	1,696	4,986	235
Registration and filing fees	—	10,819	10,404	1,300
Legal fees	—	4,211	4,153	3,091
Audit fees	—	11,246	11,411	10,498
Transfer agent fees(Note 2)	—	5,179	4,963	1,408
Trustees’ and officers’ fees(Note 2)	—	1,779	1,628	236
Shareholder reporting fees	—	12,107	11,263	11,517
Other expenses	—	8,347	2,609	4,613
Total expenses before waivers and/or reimbursements	50,207	251,848	71,833	94,952
Waivers and/or reimbursements(Note 2)	—	(71,641)	(71,821)	(47,816)
Net expenses after waivers and/or reimbursements	50,207	180,207	12	47,136
Net investment income/(loss)	19,135	(47,754)	173,475	8,917
Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	697,198	1,412,353	—	426,191
Net realized gain from affiliated investments	—	—	8,291	—
Net realized loss from securities sold short	(159,298)	—	—	(91,062)
Net realized gain from swaps	—	275,027(a)	—	—
Distributions of realized gains from affiliated investments	—	—	872,372	—
Net change in unrealized depreciation on non-affiliated investments	(766,067)	(1,752,680)	—	(557,473)
Net change in unrealized depreciation on affiliated investments	—	—	(1,268,693)	—
Net change in unrealized appreciation on securities sold short	296,922	—	—	142,684
Net change in unrealized appreciation on swaps	—	410,198(a)	—	—
Net realized and unrealized gain/(loss) on investments	68,755	344,898	(388,030)	(79,660)
Net increase/(decrease) in net assets resulting from operations	$87,890	$297,144	$(214,555)	$(70,743)

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Changes in Net Assets
	Gotham Absolute Return Fund		Gotham Enhanced Return Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$(59,038)	$(2,517,022)	$775,801	$(1,713,039)
Net realized gains from investments, swaps, foreign currency transactions and capital gain distributions from affiliated investments	39,211,649	127,279,197	13,343,810	41,562,616
Net change in unrealized appreciation/(depreciation) on investments, swaps and foreign currency translations	(66,737,228)	49,214,779	(30,512,477)	42,144,998
Net increase/(decrease) in net assets resulting from operations	(27,584,617)	173,976,954	(16,392,866)	81,994,575
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class Shares	(126,478,419)	(31,350,533)	(51,232,353)	(17,945,586)
Net decrease in net assets from dividends and distributions to shareholders	(126,478,419)	(31,350,533)	(51,232,353)	(17,945,586)
Increase in net assets derived from capital share transactions (Note 4)	132,738,713	18,373,330	97,614,294	25,839,911
Total increase/(decrease) in net assets	(21,324,323)	160,999,751	29,989,075	89,888,900
Net assets
Beginning of year/period	787,813,211	626,813,460	274,289,002	184,400,102
End of year/period	$766,488,888	$787,813,211	$304,278,077	$274,289,002
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Changes in Net Assets (Continued)
	Gotham Neutral Fund		Gotham Index Plus Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment loss	$(12,877)	$(374,281)	$(426,020)	$(4,004,606)
Net realized gains from investments, swaps and foreign currency transactions	6,187,399	17,711,423	10,184,029	24,090,659
Net change in unrealized appreciation/(depreciation) on investments, swaps and foreign currency translations	(7,214,835)	(1,227,285)	(19,668,504)	188,428,983
Net increase/(decrease) in net assets resulting from operations	(1,040,313)	16,109,857	(9,910,495)	208,515,036
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class Shares	—	—	(26,277,067)	(22,393,506)
Investor Class Shares	N/A	N/A	(505,896)	(499,914)
Net decrease in net assets from dividends and distributions to shareholders	—	—	(26,782,963)	(22,893,420)
Increase in net assets derived from capital share transactions (Note 4)	18,072,776	12,840,844	42,865,221	245,356,925
Total increase in net assets	17,032,463	28,950,701	6,171,763	430,978,541
Net assets
Beginning of year/period	93,786,188	64,835,487	893,171,913	462,193,372
End of year/period	$110,818,651	$93,786,188	$899,343,676	$893,171,913
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Changes in Net Assets (Continued)
	Gotham Large Value Fund		Gotham Enhanced S&P 500 Index Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment income	$251,384	$624,565	$100,414	$222,778
Net realized gains from investments	2,664,873	3,886,381	1,270,130	2,031,381
Net change in unrealized appreciation/(depreciation) on investments	(3,233,118)	3,208,557	(1,761,393)	3,601,009
Net increase/(decrease) in net assets resulting from operations	(316,861)	7,719,503	(390,849)	5,855,168
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class Shares	(3,177,218)	(3,070,538)	(2,101,945)	(618,825)
Net decrease in net assets from dividends and distributions to shareholders	(3,177,218)	(3,070,538)	(2,101,945)	(618,825)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	2,547,357	(3,573,353)	2,385,352	(2,338,822)
Total increase/(decrease) in net assets	(946,722)	1,075,612	(107,442)	2,897,521
Net assets
Beginning of year/period	33,899,823	32,824,211	21,024,025	18,126,504
End of year/period	$32,953,101	$33,899,823	$20,916,583	$21,024,025
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Changes in Net Assets (Continued)
	Gotham Hedged Core Fund		Gotham Defensive Long 500 Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$19,135	$52,628	$(47,754)	$(144,385)
Net realized gains from investments, securities sold short and swaps	537,900	953,506	1,687,380	3,992,640
Net change in unrealized appreciation/(depreciation) on investments, securities sold short and swaps	(469,145)	652,908	(1,342,482)	539,370
Net increase in net assets resulting from operations	87,890	1,659,042	297,144	4,387,625
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class Shares	(974,518)	(86,606)	(469,216)	—
Net decrease in net assets from dividends and distributions to shareholders	(974,518)	(86,606)	(469,216)	—
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	(142,162)	(2,039,650)	24,859	(2,511,653)
Total increase/(decrease) in net assets	(1,028,790)	(467,214)	(147,213)	1,875,972
Net assets
Beginning of year/period	6,206,596	6,673,810	18,275,336	16,399,364
End of year/period	$5,177,806	$6,206,596	$18,128,123	$18,275,336
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Changes in Net Assets (Concluded)
	Gotham Total Return Fund		Gotham Enhanced 500 Plus Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment income	$173,475	$240,739	$8,917	$21,299
Net realized gains from investments, securities sold short and capital gain distributions from affiliated investments	880,663	1,655,153	335,129	536,379
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	(1,268,693)	2,786,418	(414,789)	628,427
Net increase/(decrease) in net assets resulting from operations	(214,555)	4,682,310	(70,743)	1,186,105
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class Shares	(1,563,196)	(1,448,501)	(597,956)	(193,783)
Net decrease in net assets from dividends and distributions to shareholders	(1,563,196)	(1,448,501)	(597,956)	(193,783)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	1,324,636	(7,701,215)	618,924	204,150
Total increase/(decrease) in net assets	(453,115)	(4,467,406)	(49,775)	1,196,472
Net assets
Beginning of year/period	15,217,606	19,685,012	4,807,496	3,611,024
End of year/period	$14,764,491	$15,217,606	$4,757,721	$4,807,496
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Cash Flow
For the Six Months Ended March 31, 2025
(Unaudited)
	Gotham Hedged Core Fund	Gotham Enhanced 500 Plus Fund
Cash flows from operating activities:
Net increase/(decrease) in net assets resulting from operations	$87,890	$(70,743)

Adjustments to reconcile net increase/(decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(8,789,836)	(5,779,862)
Proceeds from disposition of long-term portfolio investments	10,174,017	5,744,944
Purchases to cover securities sold short	(4,091,892)	(2,039,197)
Proceeds from securities sold short	3,819,081	2,056,735
Net purchases of short-term investments	(115,254)	(101,465)
Net realized gain on investments and investments sold short	(537,900)	(335,129)
Net change in unrealized depreciation on investments and investments sold short	469,145	414,789
Increase in receivable for investments sold	(53,763)	(32,992)
Increase/(decrease) in dividends receivable	1,103	(276)
Decrease in receivable from investment adviser	—	4,945
Increase in prepaid expenses and other assets	—	(971)
Increase in payable for investments purchased	51,959	31,905
Increase in administration and accounting fees payable	—	2,102
Increase in payable for dividends and fees on securities sold short	329	55
Decrease in payable to investment adviser	(356)	—
Decrease in accrued expense payable	(76)	(4,305)
Net cash provided by (used in) operating activities	1,014,447	(109,465)
Cash flows from financing activities:
Proceeds from shares sold	130,328	23,700
Payment of shares redeemed	(1,247,008)	(2,732)
Net cash provided by (used in) financing activities	(1,116,680)	20,968
Net decrease in cash and restricted cash	(102,233)	(88,497)
Cash and restricted cash:
Beginning of period	$116,920	$128,274
End of period	$14,687	$39,777
Reconciliation of restricted and unrestricted cash at the beginning of the period to the statements of assets and liabilities:
Unrestricted Cash	$104,626	$44,682
Restricted Cash	$12,294	$83,592
Reconciliation of restricted and unrestricted cash at the end of the period to the statements of assets and liabilities:
Unrestricted Cash	$642	$502
Restricted Cash	$14,045	$39,275

Supplemental disclosure of cash flow information:
Cash received during the period for financing charges	$9,717	$4,629
Reinvestment of dividends	$974,518	$597,956
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Absolute Return Fund Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
Per Share Operating Performance
Net asset value, beginning of period	$24.06	$19.39	$16.37	$16.73	$14.39	$15.01
Net investment loss(1)	(0.00)(2)	(0.08)	(0.06)	(0.04)	(0.06)	(0.06)
Net realized and unrealized gain/(loss) on investments	(0.75)	5.89	3.08	(0.32)	2.40	(0.56)
Total from investment operations	(0.75)	5.81	3.02	(0.36)	2.34	(0.62)
Dividends and distributions to shareholders from:
Net realized capital gains	(3.71)	(1.14)	—	—	—	—
Redemption fees	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)
Net asset value, end of period	$19.60	$24.06	$19.39	$16.37	$16.73	$14.39
Total investment return(4)	(3.28)%	31.53%	18.45%	(2.15)%	16.26%	(4.13)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$766,489	$787,813	$626,813	$542,504	$499,529	$505,989
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any (including dividend and interest expense)	1.59%(5)(6)	1.80%(6)	1.79%(6)	1.50%	1.50%	2.55%(7)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(8)	1.79%(5)(6)	2.02%(6)	2.02%(6)	1.74%	1.77%	2.65%(7)
Ratio of net investment loss to average net assets (including dividend and interest expense)	(0.02)%(5)	(0.39)%	(0.33)%	(0.21)%	(0.39)%	(0.39)%
Portfolio turnover rate	84%(9)	270%	250%	284%	210%	259%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $(0.005) per share.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Annualized.
(6)	Expense ratio includes interest expense on collateral. Excluding such interest expense on collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.50%, 1.50% and 1.50% for the for the six months ended March 31,2025 and the years ended September 30, 2024, 2023, respectively.
(7)	Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 2.05% for the year ended September 30, 2020.
(8)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(9)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Enhanced Return Fund Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023 (as restated)	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
Per Share Operating Performance
Net asset value, beginning of period	$15.12	$11.53	$9.90	$12.92	$10.21	$14.51
Net investment income/(loss)(1)	0.03	(0.10)	(0.10)	(0.04)	(0.04)	(0.04)
Net realized and unrealized gain/(loss) on investments	(0.75)	4.82	2.54	(0.58)	2.77	(0.48)
Total from investment operations	(0.72)	4.72	2.44	(0.62)	2.73	(0.52)
Dividends and distributions to shareholders from:
Net investment income	—	—	—	—	(0.02)	—
Net realized capital gains	(2.38)	(1.13)	(0.81)	(2.40)	—	(3.78)
Total dividends and distributions to shareholders	(2.38)	(1.13)	(0.81)	(2.40)	(0.02)	(3.78)
Redemption fees	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)
Net asset value, end of period	$12.02	$15.12	$11.53	$9.90	$12.92	$10.21
Total investment return(3)	(5.19)%	44.53%	25.53%	(8.04)%	26.73%	(6.81)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$304,278	$274,289	$184,400	$206,744	$227,319	$236,725
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any (including dividend and interest expense)	1.57%(4)(5)	2.07%(5)	2.09%(5)(6)	1.50%	1.50%	2.12%(7)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(8)	1.77%(4)(5)	2.32%(5)	2.36%(5)(6)	1.76%	1.79%	2.22%(7)
Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	0.49%(4)	(0.77)%	(0.95)%	(0.38)%	(0.36)%	(0.37)%
Portfolio turnover rate	64%(9)	181%	222%	288%(10)	203%	213%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	Expense ratio includes interest expense on collateral. Excluding such interest expense on collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.27%, 1.28% and 1.27% for the for the six months ended March 31,2025 and the years ended September 30, 2024, 2023, respectively.
(6)	Restated for the year ended September 30, 2023. See Note 6 in the Notes to Financial Statements.
(7)	Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 2.06% for the year ended September 30, 2020.
(8)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(9)	Not annualized.
(10)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Neutral Fund Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
Per Share Operating Performance
Net asset value, beginning of period	$14.40	$11.69	$10.34	$9.32	$9.19	$10.35
Net investment loss(1)	(0.00)(2)	(0.06)	(0.07)	(0.02)	(0.05)	(0.09)
Net realized and unrealized gain/(loss) on investments	(0.15)	2.77	1.42	1.04	0.18	(1.07)
Total from investment operations	(0.15)	2.71	1.35	1.02	0.13	(1.16)
Redemption fees	0.00(3)	0.00(3)	—	0.00(3)	0.00(3)	0.00(3)
Net asset value, end of period	$14.25	$14.40	$11.69	$10.34	$9.32	$9.19
Total investment return(4)	(1.04)%	23.18%	13.06%	10.94%	1.42%	(11.21)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$110,819	$93,786	$64,835	$67,134	$40,168	$55,675
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any (including dividend and interest expense)	1.59%(5)(6)	1.88%(6)	2.00%(6)	1.50%	1.50%	2.79%(7)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(8)	1.94%(5)(6)	2.30%(6)	2.46%(6)	1.94%	2.07%	2.90%(7)
Ratio of net investment loss to average net assets (including dividend and interest expense)	(0.03)%(5)	(0.49)%	(0.61)%	(0.23)%	(0.53)%	(0.95)%
Portfolio turnover rate	213%(9)	427%	366%	408%	282%	356%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $(0.005) per share.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Annualized.
(6)	Expense ratio includes interest expense on collateral. Excluding such interest expense on collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.50%, 1.50% and 1.50% for the for the six months ended March 31,2025 and the years ended September 30, 2024, 2023, respectively.
(7)	Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 2.09% for the year ended September 30, 2020.
(8)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(9)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Index Plus Fund Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023 (as restated)	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
Per Share Operating Performance
Net asset value, beginning of period	$28.04	$21.39	$17.33	$20.30	$16.19	$15.18
Net investment income/(loss)(1)	(0.01)	(0.15)	(0.07)	0.02	0.10	0.14
Net realized and unrealized gain/(loss) on investments	(0.24)	7.71	4.47	(1.84)	4.19	1.09
Total from investment operations	(0.25)	7.56	4.40	(1.82)	4.29	1.23
Dividends and distributions to shareholders from:
Net investment income	—	(0.14)	—	(0.10)	(0.18)	(0.22)
Net realized capital gains	(0.82)	(0.77)	(0.34)	(1.05)	—	—
Total dividends and distributions to shareholders	(0.82)	(0.91)	(0.34)	(1.15)	(0.18)	(0.22)
Redemption fees	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)
Net asset value, end of period	$26.97	$28.04	$21.39	$17.33	$20.30	$16.19
Total investment return(3)	(0.94)%	36.54%	25.62%	(9.97)%	26.76%	8.14%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$881,033	$876,163	$450,304	$394,850	$444,756	$394,773
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any (including dividend and interest expense)	1.54%(4)(5)	1.96%(5)	1.84%(5)(6)	0.96%	1.13%	1.17%(7)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(8)	1.58%(4)(5)	2.03%(5)	1.94%(5)(6)	1.04%	1.22%	1.25%(7)
Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	(0.09)%(4)	(0.59)%	(0.34)%	0.11%	0.55%	0.89%
Portfolio turnover rate	44%(9)	126%	125%	169%(10)	158%(10)	224%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	Expense ratio includes interest expense on collateral. Excluding such interest expense on collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 0.93%, 0.92% and 0.92% for the for the six months ended March 31,2025 and the years ended September 30, 2024, 2023, respectively.
(6)	Restated for the year ended September 30, 2023. See Note 6 in the Notes to Financial Statements.
(7)	Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund’s Institutional Class Shares would be 1.15% for the year ended September 30, 2020.
(8)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(9)	Not annualized.
(10)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Index Plus Fund Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class Shares
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023 (as restated)	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
Per Share Operating Performance
Net asset value, beginning of period	$27.87	$21.27	$17.28	$20.23	$16.15	$15.13
Net investment income/(loss)(1)	(0.05)	(0.21)	(0.12)	(0.03)	0.06	0.10
Net realized and unrealized gain/(loss) on investments	(0.22)	7.66	4.45	(1.82)	4.16	1.10
Total from investment operations	(0.27)	7.45	4.33	(1.85)	4.22	1.20
Dividends and distributions to shareholders from:
Net investment income	—	(0.08)	—	(0.05)	(0.14)	(0.18)
Net realized capital gains	(0.82)	(0.77)	(0.34)	(1.05)	—	—
Total dividends and distributions to shareholders	(0.82)	(0.85)	(0.34)	(1.10)	(0.14)	(0.18)
Redemption fees	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)
Net asset value, end of period	$26.78	$27.87	$21.27	$17.28	$20.23	$16.15
Total investment return(3)	(1.02)%	36.14%	25.29%	(10.13)%	26.33%	7.94%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$18,310	$17,009	$11,889	$10,340	$12,671	$10,278
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any (including dividend and interest expense)	1.78%(4)(5)	2.20%(5)	2.09%(5)(6)	1.21%	1.38%	1.42%(7)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(8)	1.82%(4)(5)	2.27%(5)	2.19%(5)(6)	1.30%	1.47%	1.50%(7)
Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	(0.33)%(4)	(0.84)%	(0.59)%	(0.14)%	0.30%	0.64%
Portfolio turnover rate	44%(9)	126%	125%	169%(10)	158%(10)	224%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	Expense ratio includes interest charges on collateral. Excluding such interest charges on collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.18%, 1.17% and 1.17% for the six months ended March 31, 2025 and the years ended September 30, 2024 and 2023, respectively.
(6)	Restated for the year ended September 30, 2023. See Note 6 in the Notes to Financial Statements.
(7)	Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund’s Investor Class Shares would be 1.40% for the year ended September 30, 2020.
(8)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(9)	Not annualized.
(10)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Large Value Fund Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
Per Share Operating Performance
Net asset value, beginning of period	$15.83	$13.81	$12.80	$16.71	$12.98	$13.29
Net investment income(1)	0.11	0.23	0.25	0.23	0.20	0.25
Net realized and unrealized gain/(loss) on investments	(0.30)	3.12	1.78	(1.27)	3.76	(0.22)
Total from investment operations	(0.19)	3.35	2.03	(1.04)	3.96	0.03
Dividends and distributions to shareholders from:
Net investment income	(0.25)	(0.22)	(0.14)	(0.25)	(0.23)	(0.23)
Net realized capital gains	(1.23)	(1.11)	(0.88)	(2.62)	—	(0.11)
Total dividends and distributions to shareholders	(1.48)	(1.33)	(1.02)	(2.87)	(0.23)	(0.34)
Redemption fees	0.00(2)	0.00(2)	—	0.00(2)	—	0.00(2)
Net asset value, end of period	$14.16	$15.83	$13.81	$12.80	$16.71	$12.98
Total investment return(3)	(0.91)%	26.40%	15.96%	(8.83)%	30.83%	0.04%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$32,953	$33,900	$32,824	$40,445	$65,351	$70,003
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any	0.75%(4)	0.82%(5)	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(6)	1.22%(4)	1.25%(5)	1.21%	1.09%	1.05%	1.03%
Ratio of net investment income to average net assets	1.49%(4)	1.61%	1.82%	1.50%	1.29%	1.95%
Portfolio turnover rate	94%(7)	330%	191%	290%	226%	406%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	Expense ratio includes interest expense. Excluding such interest expense, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 0.75% for the year ended September 30, 2024.
(6)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Enhanced S&P 500 Index Fund Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
Per Share Operating Performance
Net asset value, beginning of period	$19.39	$14.90	$13.20	$16.07	$12.86	$11.93
Net investment income(1)	0.09	0.19	0.20	0.20	0.17	0.21
Net realized and unrealized gain/(loss) on investments	(0.36)	4.81	2.60	(1.96)	3.17	1.14
Total from investment operations	(0.27)	5.00	2.80	(1.76)	3.34	1.35
Dividends and distributions to shareholders from:
Net investment income	(0.18)	(0.23)	(0.11)	(0.17)	(0.13)	(0.15)
Net realized capital gains	(1.78)	(0.28)	(0.99)	(0.94)	—	(0.27)
Total dividends and distributions to shareholders	(1.96)	(0.51)	(1.10)	(1.11)	(0.13)	(0.42)
Redemption fees	0.01	—	0.00(2)	0.00(2)	0.00(2)	0.00(2)
Net asset value, end of period	$17.17	$19.39	$14.90	$13.20	$16.07	$12.86
Total investment return(3)	(1.68)%	34.43%	22.11%	(12.25)%	26.17%	11.53%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$20,917	$21,024	$18,127	$13,258	$15,569	$6,346
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any	0.50%(4)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	0.65%(4)	0.65%	0.65%	0.65%	1.12%	2.13%
Ratio of net investment income to average net assets	0.92%(4)	1.13%	1.39%	1.31%	1.14%	1.75%
Portfolio turnover rate	92%(6)	160%	152%	193%	178%	345%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Hedged Core Fund Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
Per Share Operating Performance
Net asset value, beginning of period	$13.42	$10.51	$9.84	$12.88	$11.33	$11.16
Net investment income(1)	0.04	0.10	0.09	0.09	0.13	0.13
Net realized and unrealized gain/(loss) on investments	0.15	2.96	1.38	(0.84)	1.51	0.70
Total from investment operations	0.19	3.06	1.47	(0.75)	1.64	0.83
Dividends and distributions to shareholders from:
Net investment income	(0.09)	(0.11)	(0.07)	(0.17)	(0.07)	(0.17)
Net realized capital gains	(2.01)	(0.04)	(0.73)	(2.12)	(0.02)	(0.49)
Total dividends and distributions to shareholders	(2.10)	(0.15)	(0.80)	(2.29)	(0.09)	(0.66)
Redemption fees	—	0.00(2)	—	—	0.00(2)	—
Net asset value, end of period	$11.51	$13.42	$10.51	$9.84	$12.88	$11.33
Total investment return(3)	1.67%	29.45%	15.13%	(8.37)%	14.56%	7.59%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$5,178	$6,207	$6,674	$6,446	$8,177	$8,804
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any (including dividend and interest expense)(4)	1.71%(5)(6)	1.70%	1.75%	1.71%	1.66%	1.52%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(4)	1.71%(5)(6)	1.70%(7)	1.75%	1.71%	2.10%(7)	3.47%(7)
Ratio of net investment income to average net assets (including dividend and interest expense)	0.65%(5)	0.85%	0.84%	0.78%	1.07%	1.20%
Portfolio turnover rate	158%(8)	211%	195%	218%	205%	267%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 0.86%, 0.85%, 0.85%, 0.85%, 0.85% and 0.85% for the for the six months ended March 31,2025 and the years ended September 30, 2024, 2023, 2022, 2021 and 2020, respectively.
(5)	Annualized.
(6)	Expense ratio includes interest expense. Excluding such interest expense, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.70% for the six months ended March 31, 2025.
(7)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(8)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Defensive Long 500 Fund Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023 (as restated)	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
Per Share Operating Performance
Net asset value, beginning of period	$18.67	$14.46	$12.35	$12.87	$11.98	$13.20
Net investment income/(loss)(1)	(0.05)	(0.14)	(0.08)	0.03	0.06	0.14
Net realized and unrealized gain/(loss) on investments	0.33	4.35	2.23	(0.46)	0.96	(1.17)
Total from investment operations	0.28	4.21	2.15	(0.43)	1.02	(1.03)
Dividends and distributions to shareholders from:
Net investment income	—	—	(0.04)	(0.09)	(0.13)	(0.08)
Net realized capital gains	(0.48)	—	—	—	—	(0.11)
Total dividends and distributions to shareholders	(0.48)	—	(0.04)	(0.09)	(0.13)	(0.19)
Redemption fees	0.00(2)	0.00(2)	—	—	—	0.00(2)
Net asset value, end of period	$18.47	$18.67	$14.46	$12.35	$12.87	$11.98
Total investment return(3)	1.59%	29.11%	17.38%	(3.41)%	8.65%	(7.95)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$18,128	$18,275	$16,399	$16,652	$35,037	$54,675
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any (including dividend and interest expense)	1.97%(4)(5)	2.69%(5)	2.44%(5)(6)	1.35%	1.35%	1.35%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(7)	2.76%(4)(5)	3.54%(5)	3.18%(5)(6)	1.96%	1.78%	1.66%
Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	(0.52)%(4)	(0.85)%	(0.56)%	0.23%	0.51%	1.11%
Portfolio turnover rate	103%(8)	182%	208%	227%	163%	294%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	Expense ratio includes interest expense on collateral. Excluding such interest expense on collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.35%, 1.35% and 1.35% for the for the six months ended March 31,2025 and the years ended September 30, 2024, 2023, respectively.
(6)	Restated for the year ended September 30, 2023. See Note 6 in the Notes to Financial Statements.
(7)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(8)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Total Return Fund Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
Per Share Operating Performance
Net asset value, beginning of period	$14.36	$12.06	$11.45	$13.03	$11.70	$13.28
Net investment income(1)	0.15	0.18	0.09	0.11	0.08	0.11
Net realized and unrealized gain/(loss) on investments	(0.36)	3.01	1.69	(1.04)	1.33	(0.91)
Total from investment operations	(0.21)	3.19	1.78	(0.93)	1.41	(0.80)
Dividends and distributions to shareholders from:
Net investment income	(0.24)	(0.17)	(0.07)	(0.13)	(0.08)	(0.11)
Net realized capital gains	(1.22)	(0.72)	(1.10)	(0.52)	(0.00)(2)	(0.67)
Total dividends and distributions to shareholders	(1.46)	(0.89)	(1.17)	(0.65)	(0.08)	(0.78)
Redemption fees	—	—	0.00(3)	—	0.00(3)	0.00(3)
Net asset value, end of period	$12.69	$14.36	$12.06	$11.45	$13.03	$11.70
Total investment return(4)	(1.42)%	28.01%	15.86%	(7.87)%	12.17%	(6.54)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$14,764	$15,218	$19,685	$17,280	$23,987	$25,967
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any	0.00%(5)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(6)	0.94%(5)	0.85%	0.87%	0.72%	0.66%	0.59%
Ratio of net investment income to average net assets	2.26%(5)	1.38%	0.74%	0.87%	0.68%	0.94%
Portfolio turnover rate	3%(7)	5%	35%	9%	85%	55%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $(0.005) per share.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Annualized.
(6)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Enhanced 500 Plus Fund Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
Per Share Operating Performance
Net asset value, beginning of period	$15.47	$12.27	$11.40	$13.91	$11.47	$11.86
Net investment income(1)	0.03	0.07	0.09	0.10	0.07	0.13
Net realized and unrealized gain/(loss) on investments	(0.21)	3.79	2.38	(1.00)	2.50	0.47
Total from investment operations	(0.18)	3.86	2.47	(0.90)	2.57	0.60
Dividends and distributions to shareholders from:
Net investment income	(0.06)	(0.11)	(0.07)	(0.07)	(0.13)	(0.14)
Net realized capital gains	(1.86)	(0.55)	(1.53)	(1.54)	—	(0.85)
Total dividends and distributions to shareholders	(1.92)	(0.66)	(1.60)	(1.61)	(0.13)	(0.99)
Redemption fees	—	—	—	—	—	—
Net asset value, end of period	$13.37	$15.47	$12.27	$11.40	$13.91	$11.47
Total investment return(2)	(1.45)%	32.85%	23.21%	(8.30)%	22.56%	4.95%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$4,758	$4,807	$3,611	$3,106	$3,556	$2,891
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any(3)	1.91%(4)	2.02%	2.15%	2.12%	2.06%	2.21%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(3)(5)	3.85%(4)	4.39%	5.23%	4.44%	4.70%	5.04%
Ratio of net investment income to average net assets	0.36%(4)	0.50%	0.76%	0.73%	0.50%	1.15%
Portfolio turnover rate	114%(6)	167%	162%	191%	140%	263%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.15%, 1.15%, 1.15%, 1.15%, 1.15% and 1.15% for the six months ended March 31, 2025 and years ended September 30, 2024, 2023, 2022, 2021 and 2020, respectively.
(4)	Annualized.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Notes to Financial Statements
March 31, 2025
(Unaudited)
1. Organization and Significant Accounting Policies
The Gotham Absolute Return Fund, the Gotham Enhanced Return Fund, the Gotham Neutral Fund, the Gotham Index Plus Fund, the Gotham Large Value Fund, the Gotham Enhanced S&P 500 Index Fund, the Gotham Hedged Core Fund, the Gotham Defensive Long 500 Fund, the Gotham Total Return Fund and the Gotham Enhanced 500 Plus Fund (each a “Fund” and together, the “Funds”) are each a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each of the Funds, except for the Gotham Index Plus Fund, offers one class of shares, Institutional Class Shares. The Gotham Index Plus Fund offers two classes of shares, Institutional Class Shares and Investor Class Shares. The Funds’ commencement of operations are as follows:
Gotham Absolute Return Fund (“Absolute Return”)	August 31, 2012
Gotham Enhanced Return Fund (“Enhanced Return”)	May 31, 2013
Gotham Neutral Fund (“Neutral”)	August 30, 2013
Gotham Index Plus Fund (“Index Plus”)	March 31, 2015
Gotham Large Value Fund (“Large Value”)	December 31, 2015
Gotham Enhanced S&P 500 Index Fund (“Enhanced S&P 500 Index”)	December 30, 2016
Gotham Hedged Core Fund (“Hedged Core”)	September 30, 2016
Gotham Defensive Long 500 Fund (“Defensive Long 500”)	September 30, 2016
Gotham Total Return Fund (“Total Return”) (operates as a “Fund of Funds”)	March 31, 2015
Gotham Enhanced 500 Plus Fund (“Enhanced 500 Plus”)	September 30, 2016
All the Funds, except for Large Value, Enhanced S&P 500 Index and Total Return, seek to achieve their investment objectives by primarily investing in long and short positions of U.S. equity securities. Equity securities include common and preferred stocks. Large Value seeks to achieve its investment objective by primarily investing in long positions of U.S. large capitalization equity securities with market capitalization similar to companies in the S&P 500® Index or Russell 1000® Index, but may invest in other large capitalization companies. Enhanced S&P 500 Index seeks to achieve its investment objective by generally investing at least 80% of its assets in U.S. equity securities listed in the S&P 500® Index. Total Return seeks to achieve its investment objective by primarily investing in other investment companies advised or sub-advised by Gotham.
The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Securities that do not have a readily available current market value are valued in good faith by Gotham Asset Management, LLC (“Gotham” or “the Adviser”) as “valuation designee” under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Board of Trustees. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2025
(Unaudited)
companies each business day. OTC investments (including swap agreements) are generally valued by approved pricing services that use evaluated prices from various observable market factors.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets. Total return swaps with an end of period unrealized appreciation of $63,262,749, $32,279,781, $10,746,681, $189,262,093 and $3,788,878 were held by Absolute Return, Enhanced Return, Neutral, Index Plus and Defensive Long 500, respectively. These securities are considered Level 2 as of and for the six months ended March 31, 2025.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the six months ended March 31, 2025, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. Each Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2025
(Unaudited)
Due to/from Brokers — Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statements of Operations. These characterizations are reflected in the accompanying financial statements. General expenses of the Trust are generally allocated to each Fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.
Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, capitalized dividends on short sales, losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.
U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to such Fund's shareholders, which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Recent Accounting Pronouncement — The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures during the year. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. The Funds operate as a single reporting entity, meaning all its business activities are considered one business segment for financial reporting purposes.
The Chief Operating Decision Maker (“CODM”) is the Adviser and the PEO and PFO of the Funds. The CODM has concluded that the Funds operate as a single operating segment since the Funds have a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
Short Sales — All Funds except for Large Value and Enhanced S&P 500 Index may sell securities short. Total Return indirectly invests in short sales through its underlying securities. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Securities and Exchange Commission (“SEC”) and other applicable regulatory bodies with respect to coverage of short sales.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2025
(Unaudited)
As of March 31, 2025, the following Funds had securities sold short, securities pledged as collateral and deposits with brokers for securities sold short:
	Value of Securities Sold Short	Securities Pledged as Collateral	Deposits with Brokers for Securities Sold Short
Hedged Core	$2,048,684	$3,810,908	$14,045
Enhanced 500 Plus	1,870,377	3,434,225	39,275
In accordance with the terms of its prime brokerage agreements, the Funds may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security. These amounts are included in dividends and fees on securities sold short on the Statements of Operations. In those instances where rebate income is in excess of dividends on securities sold short and finance charges, the net amount is shown in the Investment Income section on the Statements of Operations. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund. The following Funds had net charges as shown in the table below for the six months ended March 31, 2025:
	Dividends on Securities Sold Short	Rebate (Income)/Fees
Hedged Core	$15,143	$(49,636)
Enhanced 500 Plus	14,163	(41,294)
The following Funds utilized short sales proceeds and incurred financing charges to finance purchases of long securities in order to accomplish the Funds' respective investment objectives. A financing fee is charged to the Funds based on the Federal Funds rate plus an agreed upon spread. These fees are included in dividends and fees on securities sold short on the Statements of Operations and are as follows for the six months ended March 31, 2025:
	Short Sales (Deposits) Proceeds	Financing Charges
Hedged Core	$2,001,499	$59,353
Enhanced 500 Plus	1,830,618	45,923
Swap Agreements — A swap agreement is a bilateral financial instrument that involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on valuation changes to market referenced securities. The nominal amount on which the cash flows are calculated is called the notional amount.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements will be affected by a change in the market value of the referenced underlying securities that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.
Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date, in whole or part, under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the swap agreement. A Fund will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2025
(Unaudited)
Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of a Fund’s accrued obligations under the swap agreement.
Total Return Swaps: Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend accruals or payments. The unrealized appreciation or depreciation also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate (“EFFR”). Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to or from the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument). As of and for the six months ended March 31, 2025, only Absolute Return, Enhanced Return, Neutral, Index Plus and Defensive Long 500 held total return swaps.
For the six months ended March 31, 2025, the quarterly average notional value of the total return swaps for each Fund was as follows:
Notional Amount
Absolute Return	$(178,267,684)
Enhanced Return	21,439,404
Neutral	(67,674,428)
Index Plus	(50,990,790)
Defensive Long 500	1,185,123
Counterparty Risk — During the six months ended March 31, 2025, Absolute Return, Enhanced Return, Neutral, Index Plus and Defensive Long 500 were subject to counterparty risk. Certain of the derivatives entered into by the Funds may not be traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Funds to suffer a loss. If a counterparty defaults on its payment obligations to the Funds, this default will cause the value of an investment in the Funds to decrease. In addition, to the extent the Funds deal with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Funds are neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Funds to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Funds.
The Funds are subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that the Funds will not sustain a loss on a transaction as a result.
For both Hedged Core and Enhanced 500 Plus, the Funds may use prime brokers with respect to its shorting strategy, which involves counterparty risk, including the risk that a prime broker may default on its obligation or become insolvent and that the Funds may lose its collateral deposit or short sale proceeds.
Liquidity Risk — During the six months ended March 31, 2025, Absolute Return, Enhanced Return, Neutral, Index Plus and Defensive Long 500 were subject to liquidity risk. The Funds may be subject to liquidity risk primarily due to investments in derivatives. The Funds may invest up to 15% of its net assets in illiquid securities or instruments. Certain derivatives, such as swaps, forward contracts and options may not be readily marketable and, therefore, may be deemed to be illiquid. An asset is not readily marketable if it cannot be sold within seven business days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid assets involve the risk that the Funds may be unable to sell the asset or sell it at a reasonable price. In addition,

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2025
(Unaudited)
the Funds may be required to liquidate positions or close out derivatives on unfavorable terms at a time contrary to the interests of the Funds in order to raise cash to pay redemptions.
An investment in derivatives is also subject to the risk that the Funds may not be able to terminate the derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, the Funds may be exposed to the risk of additional losses due to such delays.
Master Netting Agreement — During the six months ended March 31, 2025, Absolute Return, Enhanced Return, Neutral, Index Plus and Defensive Long 500 were subject to a Master Netting agreement. In order to define their contractual rights and to secure rights that will help mitigate their counterparty risk, the Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”). An ISDA Master Agreement is a bilateral agreement between the Funds and the counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Funds' net assets decline by a stated percentage or the Funds fails to meet the terms of its ISDA Master Agreements. The result would cause the Funds to accelerate payment of any net liability owed to the counterparty.
Collateral Requirements — During the six months ended March 31, 2025, Absolute Return, Enhanced Return, Neutral, Index Plus and Defensive Long 500 were subject to collateral requirements. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Portfolio of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Funds generally agree not to use non-cash collateral that they receive but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. See interest expense on the Statements of Operations for related interest on collateral. To the extent amounts due to the Funds from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2025
(Unaudited)
				Gross Amount Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets/(Liabilities)	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged/(Received)*	Net Amount**
Absolute Return	$63,262,749	$—	$63,262,749	$—	$—	$63,262,749
Enhanced Return	32,279,781	—	32,279,781	—	—	32,279,781
Neutral	10,746,681	—	10,746,681	—	—	10,746,681
Index Plus	189,262,093	—	189,262,093	—	—	189,262,093
Defensive Long 500	3,788,878	—	3,788,878	—	—	3,788,878

*	Amount disclosed is limited to the amount of assets presented in each Statements of Assets and Liabilities. Actual collateral pledged/(received) may be more than the amount shown.
**	Net amount represents the net receivable from the counterparty in the event of a default.
2. Transactions with Related Parties and Other Service Providers
Gotham Asset Management, LLC (“Gotham” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services as the investment adviser, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below:
Absolute Return(1)	1.50%
Enhanced Return(1)	1.50%
Neutral	1.50%
Index Plus(1)	1.00%
Large Value	0.75%
Enhanced S&P 500 Index(2)	0.50%
Hedged Core(2)	0.70%
Defensive Long 500	1.35%
Total Return(3)	—
Enhanced 500 Plus	1.00%

(1)	Gotham has contractually agreed to reduce the Fund’s annual investment advisory fee by the dollar amount of “total annual fund operating expenses after fee waivers” attributable to any Fund assets invested in other investment companies advised or sub-advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), and the amount of such reduction is calculated based on the Fund’s average daily assets invested in an underlying fund and the “total annual fund operating expenses after fee waivers” disclosed in such underlying fund’s “Annual Fund Operating Expenses” table in the summary section of an underlying fund’s currently effective prospectus. The effect of the reduction is intended to provide that Gotham’s aggregate direct and indirect compensation from the Fund and any underlying fund, respectively, does not exceed the annual investment advisory fee paid by the Fund, as shown in the table.
(2)	Enhanced S&P 500 Index and Hedged Core, respectively, entered into a Support, Service and Fee Assumption Agreement (“Agreement”) with Gotham, whereby Gotham will assume and undertake to pay substantially all Fund expenses, except investment advisory fees. Under the Agreement, Gotham is entitled to a fee, computed daily and payable monthly, equal to the lesser of (i) the annualized rate of 0.15% of the Fund’s average daily net assets, or (ii) the actual amount of Gotham’s payment obligation under the Agreement.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2025
(Unaudited)
(3)	For Total Return (the “Fund”), Gotham is not entitled to receive an investment advisory fee on assets invested in investment companies advised or sub-advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), but is entitled to receive an investment advisory fee of 1.00% of the Fund’s average net assets invested in investments other than an underlying fund. Gotham does not receive an investment advisory fee from the Fund on assets invested in an underlying fund, but does receive an investment advisory fee from each underlying fund as investment adviser to such funds. The Fund does not currently expect to invest in assets other than underlying funds; however, to the extent it does, the Fund will pay an investment advisory fee on such assets.
For all Funds, except for Absolute Return, Enhanced Return, Index Plus and Enhanced S&P 500 Index, the Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed the percentages set forth in the table below (on an annual basis) of each Fund’s average daily net assets (the “Expense Limitation”). For Absolute Return, Enhanced Return, Index Plus and Enhanced S&P 500 Index, the Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s “Other Expenses” (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed the percentages set forth in the table below (on an annual basis) of each Fund’s average daily net assets (the “Other Expense Limitation”). Both the Expense Limitation and the Other Expense Limitation will remain in place until the termination date set forth below, unless the Board approves its earlier termination. The table below reflects the Expense Limitation and Other Expense Limitation amounts, respectively, as a percentage of average daily net assets, in effect during the six months ended March 31, 2025.
	Institutional Class Shares	Investor Class Shares	Termination Date
Absolute Return	0.00%	N/A	January 31, 2026
Enhanced Return	0.00%	N/A	January 31, 2026
Neutral	1.50%	N/A	January 31, 2026
Index Plus	0.15%	0.15%	January 31, 2026
Large Value	0.75%	N/A	January 31, 2026
Enhanced S&P 500 Index	0.00%	N/A	January 31, 2026
Hedged Core	0.85%	N/A	January 31, 2026
Defensive Long 500	1.35%	N/A	January 31, 2026
Total Return(1)	0.00%	N/A	January 31, 2026
Enhanced 500 Plus	1.15%	N/A	January 31, 2026

(1)	Per the Expense Limitation agreement for the Fund, the expenses subject to the expense limitation are also exclusive of management fees, if any.
For the six months ended March 31, 2025, investment advisory fees accrued and waivers were as follows:
	Gross Advisory Fee	Waivers and/or Reimbursements	Net Advisory Fee/ (Reimbursement)
Absolute Return	$5,832,458	$(790,163)	$5,042,295
Enhanced Return	2,012,733	(310,135)	1,702,598
Neutral	749,982	(177,989)	571,993
Index Plus	3,626,884	(195,367)	3,431,517
Large Value	126,209	(79,488)	46,721
Enhanced S&P 500 Index	54,308	(16,291)	38,017
Hedged Core	20,601	—	20,601
Defensive Long 500	123,362	(71,641)	51,721
Total Return	—	(71,821)	(71,821)
Enhanced 500 Plus	24,647	(47,816)	(23,169)

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2025
(Unaudited)
For all Funds, except for Absolute Return, Enhanced Return, Neutral, Large Value, Enhanced S&P 500 Index and Defensive Long 500, the Adviser is entitled to recover, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless a Fund’s expenses are below the Expense Limitation amount. As of March 31, 2025, the amounts of potential reimbursement from the Funds to the Adviser are as follows:
	Expiration
	09/30/2025	09/30/2026	09/30/2027	09/30/2028	Total
Index Plus
Institutional Class Shares	$235,509	$417,473	$445,431	$191,429	$1,289,842
Investor Class Shares	6,175	10,888	10,359	3,938	31,360
Total Return	88,766	166,407	148,187	71,821	475,181
Enhanced 500 Plus	40,288	106,046	100,110	47,816	294,260
Other Service Providers
The Bank of New York Mellon (“BNY”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer agent fees in the Statements of Operations.
Pershing LLC provides prime brokerage services to the Funds under an Agreement for Prime Brokerage Services. Pershing LLC is a wholly owned subsidiary of The Bank of New York Mellon Corporation.
Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.
The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Investor Class shares of Index Plus, in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class shares plan, Index Plus compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25%, on an annualized basis of the average daily net assets of Index Plus's Investor Class shares.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.
JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2025
(Unaudited)
Investment in Affiliated Funds
The following table lists each issuer owned by Enhanced Return, Index Plus and Total Return that may be deemed an “affiliated company” under the 1940 Act, as well as transactions that occurred in the security of such issuers during the six months ended March 31, 2025:

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2025
(Unaudited)
Enhanced Return
Name of Issuer	Value at 09/30/24	Purchase Cost	Sales Proceeds	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Dividend Income	Distributions of Realized Gains
Gotham 1000 Value ETF	$54,331,053	$21,306,635	$—	$—	$(5,524,648)	$70,113,040	3,040,000	$1,431,001	$636,454
Gotham Enhanced 500 ETF	65,436,733	10,668,645	—	—	(2,366,878)	73,738,500	2,398,000	645,390	—
Total	$119,767,786	$31,975,280	$—	$—	$(7,891,526)	$143,851,540		$2,076,391	$636,454

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2025
(Unaudited)
Index Plus
Name of Issuer	Value at 09/30/24	Purchase Cost	Sales Proceeds	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Dividend Income	Distributions of Realized Gains
Gotham Enhanced 500 ETF	$401,215,872	$21,633,885	$—	$—	$(12,020,532)	$410,829,225	13,360,300	$3,420,812	$—

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2025
(Unaudited)
Total Return
Name of Issuer	Value at 09/30/24	Purchase Cost	Sales Proceeds	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Dividend Income	Distributions of Realized Gains
Gotham 1000 Value ETF	$4,635,902	$—	$31,209	$2,331	$(327,222)	$4,279,802	185,566	$87,962	$39,122
Gotham Defensive Long 500 Fund	1,492,105	63,921	78,754	21,902	(35,943)	1,463,231	79,222	—	39,030
Gotham Enhanced S&P 500 Index Fund	2,288,400	271,655	109,067	(4,794)	(267,383)	2,178,811	126,896	21,027	213,299
Gotham Hedged Core Fund	2,249,243	394,106	134,225	2,126	(319,870)	2,191,380	190,389	15,297	341,483
Gotham Large Value Fund	3,022,043	336,901	117,758	(17,260)	(298,167)	2,925,759	206,622	47,706	239,438
Gotham Neutral Fund	1,518,197	24,877	53,953	3,986	(20,108)	1,472,999	103,369	—	—
Total	$15,205,890	$1,091,460	$524,966	$8,291	$(1,268,693)	$14,511,982		$171,992	$872,372

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2025
(Unaudited)
3. Investment in Securities
For the six months ended March 31, 2025, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:
	Purchases	Sales
Absolute Return	$502,091,417	$839,444,022
Enhanced Return	162,930,047	213,652,464
Neutral	182,395,618	166,930,521
Index Plus	342,636,138	570,901,885
Large Value	31,433,719	31,742,125
Enhanced S&P 500 Index	20,179,455	19,807,715
Hedged Core	12,773,237	13,883,852
Defensive Long 500	14,435,859	19,459,227
Total Return	1,091,460	524,966
Enhanced 500 Plus	7,710,060	7,692,332
For the six months ended March 31, 2025, the Funds had no purchases and sales of U.S. Government securities.
4. Capital Share Transactions
For six months ended March 31, 2025 and the year ended September 30, 2024, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024
	Shares	Value	Shares	Value
Absolute Return:
Institutional Class Shares
Sales	8,718,189	$183,799,112	9,808,445	$209,198,858
Reinvestments	2,714,188	53,795,210	653,973	12,458,179
Redemption Fees*	—	5,086	—	1,080
Redemptions	(5,066,841)	(104,860,695)	(10,045,853)	(203,284,787)
Net increase	6,365,536	$132,738,713	416,565	$18,373,330

Enhanced Return:
Institutional Class Shares
Sales	6,813,452	$97,758,059	3,051,688	$40,257,718
Reinvestments	3,792,417	46,912,201	1,481,304	16,398,034
Redemption Fees*	—	2,086	—	14,737
Redemptions	(3,426,496)	(47,058,052)	(2,389,058)	(30,830,578)
Net increase	7,179,373	$97,614,294	2,143,934	$25,839,911

Neutral:
Institutional Class Shares
Sales	2,201,190	$31,427,009	1,839,500	$24,227,976
Reinvestments	—	—	—	—
Redemption Fees*	—	8,392	—	2,514
Redemptions	(936,701)	(13,362,625)	(875,662)	(11,389,646)
Net increase	1,264,489	$18,072,776	963,838	$12,840,844

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2025
(Unaudited)
	For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024
	Shares	Value	Shares	Value

Index Plus:
Institutional Class Shares
Sales	3,594,591	$102,541,175	13,294,207	$322,771,758
Reinvestments	572,873	15,771,197	595,463	13,016,824
Redemption Fees*	—	6,735	—	9,303
Redemptions	(2,752,610)	(77,539,584)	(3,688,808)	(91,359,122)
Net increase	1,414,854	$40,779,523	10,200,862	$244,438,763
Investor Class Shares
Sales	101,926	$2,902,369	204,753	$4,922,033
Reinvestments	18,252	499,182	22,532	490,529
Redemption Fees*	—	135	—	219
Redemptions	(46,554)	(1,315,988)	(176,075)	(4,494,619)
Net increase	73,624	$2,085,698	51,210	$918,162
Total net increase	1,488,478	$42,865,221	10,252,072	$245,356,925

Large Value:
Institutional Class Shares
Sales	168,850	$2,481,990	2,326,239	$33,315,065
Reinvestments	228,040	3,133,278	233,726	3,031,430
Redemption Fees*	—	25	—	393
Redemptions	(210,700)	(3,067,936)	(2,796,077)	(39,920,241)
Net increase/(decrease)	186,190	$2,547,357	(236,112)	$(3,573,353)

Enhanced S&P 500 Index:
Institutional Class Shares
Sales	183,030	$3,377,411	228,239	$3,887,217
Reinvestments	118,599	2,101,577	40,464	618,689
Redemption Fees*	—	6,986	—	—
Redemptions	(167,614)	(3,100,622)	(401,174)	(6,844,728)
Net increase/(decrease)	134,015	$2,385,352	(132,471)	$(2,338,822)

Hedged Core:
Institutional Class Shares
Sales	9,919	$130,328	6,222	$70,256
Reinvestments	86,240	974,518	7,866	86,606
Redemption Fees*	—	—	—	67
Redemptions	(108,881)	(1,247,008)	(186,760)	(2,196,579)
Net decrease	(12,722)	$(142,162)	(172,672)	$(2,039,650)

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2025
(Unaudited)
	For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024
	Shares	Value	Shares	Value

Defensive Long 500:
Institutional Class Shares
Sales	9,313	$174,661	32,646	$537,181
Reinvestments	26,257	469,216	—	—
Redemption Fees*	—	423	—	1,876
Redemptions	(33,326)	(619,441)	(187,743)	(3,050,710)
Net increase/(decrease)	2,244	$24,859	(155,097)	$(2,511,653)

Total Return:
Institutional Class Shares
Sales	29,812	$434,949	1,089	$13,000
Reinvestments	123,222	1,555,068	122,128	1,443,551
Redemption Fees*	—	—	—	—
Redemptions	(49,209)	(665,381)	(695,322)	(9,157,766)
Net increase/(decrease)	103,825	$1,324,636	(572,105)	$(7,701,215)

Enhanced 500 Plus:
Institutional Class Shares
Sales	1,589	$23,700	904	$13,137
Reinvestments	43,774	597,956	15,806	193,783
Redemption Fees*	—	—	—	—
Redemptions	(203)	(2,732)	(190)	(2,770)
Net increase	45,160	$618,924	16,520	$204,150

*	There is a 1.00% redemption fee that may be charged on shares redeemed which have been held 30 days or less. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in capital.
Significant Shareholders
As of March 31, 2025, the Funds below had shareholders that held 10% or more of the total outstanding shares of each respective Fund. Transactions by these shareholders may have a material impact on each respective Fund.
Neutral
Affiliated Fund	1%
Large Value
Affiliated Fund	9%
Non-affiliated Shareholder	11%
Enhanced S&P 500 Index
Affiliated Fund	10%
Non-affiliated Shareholder	10%
Hedged Core
Affiliated Fund	42%
Non-affiliated Shareholder	51%

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2025
(Unaudited)
Defensive Long 500
Affiliated Fund	8%
Non-affiliated Shareholder	78%
Total Return
Affiliated Shareholders	22%
Non-affiliated Shareholder	53%
Enhanced 500 Plus
Non-affiliated Shareholder	95%
5. Federal Tax Information
The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
The tax character of distributions paid by the Funds during the year ended September 30, 2024, were as follows:
	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Return of Capital
Absolute Return	$—	$31,350,533	$—
Enhanced Return	—	17,945,586	—
Index Plus	—	22,893,420	—
Large Value	516,778	2,553,760	—
Enhanced S&P 500 Index	315,423	303,402	—
Hedged Core	63,331	23,275	—
Total Return	279,950	1,168,551	—
Enhanced 500 Plus	33,366	160,417	—
Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.
As of September 30, 2024, the components of distributable earnings on a tax basis were as follows:
	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses
Absolute Return	$—	$—	$121,844,820	$144,550,655	$(17,453,491)
Enhanced Return	—	—	51,229,637	88,562,137	(13,287,323)
Neutral	(53,482,993)	—	—	12,473,894	(282,472)
Index Plus	—	—	18,676,514	294,785,361	(5,644,373)
Large Value	—	258,820	2,282,484	4,758,751	—
Enhanced S&P 500 Index	—	267,238	1,458,445	5,365,840	—
Hedged Core	—	33,869	808,359	1,127,924	—
Defensive Long 500	—	—	190,966	5,897,506	(115,948)
Total Return	—	27,150	1,308,164	3,181,119	—
Enhanced 500 Plus	—	15,047	492,098	1,024,475	—
The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. The temporary differences as of September 30, 2024, were primarily

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2025
(Unaudited)
attributed to wash sales, capital loss carryforward not yet utilized, deferral of loss on unsettled short sale transactions and amortization of organizational costs. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.
As of March 31, 2025, the federal tax cost, aggregated gross unrealized appreciation and depreciation of securities held by the Funds were as follows:
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Absolute Return	$664,150,791	$152,472,514	$(51,448,451)	$101,024,063
Enhanced Return	229,311,968	85,635,724	(23,576,012)	62,059,712
Neutral	104,996,977	18,035,806	(10,426,870)	7,608,936
Index Plus	552,982,229	345,146,726	(54,287,591)	290,859,135
Large Value	30,520,986	3,670,064	(1,360,327)	2,309,737
Enhanced S&P 500 Index	16,732,673	4,720,172	(543,976)	4,176,196
Hedged Core	6,379,400	1,407,937	(266,019)	1,141,918
Defensive Long 500	12,333,260	6,394,363	(1,373,166)	5,021,197
Total Return	12,801,781	2,247,363	(275,028)	1,972,335
Enhanced 500 Plus	5,648,732	1,259,726	(375,755)	883,971

*	Because tax adjustments are calculated annually at the end of each Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in each Fund’s most recent annual report.
Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30 or (ii) specified ordinary losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2024, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2024. For the year ended September 30, 2024, the Funds deferred to October 1, 2024 the following losses:
	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Absolute Return	$1,745,552	$15,707,939	$—
Enhanced Return	2,288,938	10,998,385	—
Neutral	282,472	—	—
Index Plus	5,644,373	—	—
Defensive Long 500	115,948	—	—
Accumulated capital losses represent net capital loss carryforwards as of September 30, 2024 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of September 30, 2024, the following Funds had total capital loss carryforwards in the following amounts:
	Capital Loss Carryforward
	Short-Term	Long-Term
Neutral	$53,482,993	$—
6. Restatement and Revision to Previously Issued Financial Statements
Subsequent to the issuance of the September 30, 2023 financial statements and March 31, 2024 semi-annual financial statements, management identified an error whereby interest expense incurred on collateral received from the OTC swap transaction counterparty was incorrectly netted against dividend income for each of the Absolute Return, Enhanced Return, Neutral, Index Plus, and Defensive Long 500 (collectively the “Impacted Funds”) which resulted in an understatement of both dividend income and

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2025
(Unaudited)
expenses for both periods, but did not result in a change to net investment income/(loss), net assets or total investment return. The error also resulted in an understatement of the gross and net ratio of expenses to average net assets (collectively the “Expense Ratios”) for the year ended September 30, 2023 and the semi-annual period ended March 31, 2024.
The original filing of the September 30, 2024 financial statements disclosed the nature of the error and revised the impact to the September 30, 2023 Expense Ratios in the Financial Highlights for all Impacted Funds including disclosure of the change to the Expense Ratios.
In a restated filing of the September 30, 2024 financial statements, the impact of the error was determined to be material to Enhanced Return, Index Plus, and Defensive Long 500 (collectively the “Restated Funds”). As a result, management has designated the previously revised Expense Ratios as “restated” on the accompanying Financial Highlights of the Restated Funds for the year ended September 30, 2023. Additionally, the impact of the error was also determined to be material to the Restated Funds for the semi-annual period ended March 31, 2024. Although the Financial Highlights for the semi-annual period ended March 31, 2024 are not included herein, Management has included disclosure of the restated amounts below.
The following tables for the Restated Funds sets forth the previously reported and corrected information on each of the impacted financial statements as of September 30, 2023 and March 31, 2024. The Previously Reported column in the tables below represents the balances as originally reported for the year ended September 30, 2023 and the six months ended March 31, 2024.
Statement of Operations
For the Year Ended September 30, 2023 (as restated)
	Previously Reported	Adjustments	As Restated
Gotham Enhanced Return Fund
Investment Income
Dividends from non-affiliated investments	$16,478	$1,690,112	$1,706,590
Total Investment Income	671,954	1,690,112	2,362,066

Expenses
Interest Expense	—	1,690,112	1,690,112
Total expenses before waivers and/or reimbursements	3,197,880	1,690,112	4,887,992
Net expenses after waivers and/or reimbursements	2,629,376	1,690,112	4,319,488
Net investment income/(loss)	(1,957,422)	—	(1,957,422)
Gotham Index Plus Fund
Investment Income
Dividends from non-affiliated investments	178,233	4,249,494	4,427,727
Total Investment Income	2,675,121	4,249,494	6,924,615

Expenses
Interest Expense	—	4,249,494	4,249,494
Total expenses before waivers and/or reimbursements	4,686,586	4,249,494	8,936,080
Net expenses after waivers and/or reimbursements	4,258,225	4,249,494	8,507,719
Net investment income/(loss)	(1,583,104)	—	(1,583,104)

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2025
(Unaudited)
	Previously Reported	Adjustments	As Restated
Gotham Defensive Long 500 Fund
Investment Income
Dividends from non-affiliated investments	$139,646	$214,827	$354,473
Total Investment Income	155,410	214,827	370,237

Expenses
Interest Expense	—	214,827	214,827
Total expenses before waivers and/or reimbursements	414,389	214,827	629,216
Net expenses after waivers and/or reimbursements	267,031	214,827	481,858
Net investment income/(loss)	(111,621)	—	(111,621)
Financial Highlights
For the Year Ended September 30, 2023 (as restated)
	Previously Reported	Adjustments	As Restated
Gotham Enhanced Return Fund - Institutional Class Shares
Net asset value, end of year	$11.53	—	$11.53
Total investment return	25.53%	—	25.53%
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any (including dividend and interest expense)	1.27%	0.82%	2.09%
Ratio of expenses to average net assets without waivers, and/or reimbursements, if any	1.55%	0.81%	2.36%

Gotham Index Plus Fund - Institutional Class Shares
Net asset value, end of year	$21.39	—	$21.39
Total investment return	25.62%	—	25.62%
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any (including dividend and interest expense)	0.92%	0.92%	1.84%
Ratio of expenses to average net assets without waivers, and/or reimbursements, if any	1.01%	0.93%	1.94%

Gotham Index Plus Fund - Investor Class Shares
Net asset value, end of year	$21.27	—	$21.27
Total investment return	25.29%	—	25.29%
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any (including dividend and interest expense)	1.17%	0.92%	2.09%
Ratio of expenses to average net assets without waivers, and/or reimbursements, if any	1.26%	0.93%	2.19%

Gotham Defensive Long 500 Fund - Institutional Class Shares
Net asset value, end of year	$14.46	—	$14.46
Total investment return	17.38%	—	17.38%
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any (including dividend and interest expense)	1.35%	1.09%	2.44%
Ratio of expenses to average net assets without waivers, and/or reimbursements, if any	2.09%	1.09%	3.18%

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2025
(Unaudited)
Statement of Operations
For the Six Months Ended March 31, 2024 (as restated) Unaudited
	Previously Reported	Adjustments	As Restated
Gotham Enhanced Return Fund
Investment Income
Dividends from non-affiliated investments	$—	$868,908	$868,908
Dividends from affiliated investments	1,172,585	—	1,172,585
Total Investment Income	1,168,793	868,908	2,037,701

Expenses
Interest Expense	—	868,908	868,908
Total expenses before waivers and/or reimbursements	1,556,668	868,908	2,425,576
Net expenses after waivers and/or reimbursements	1,293,573	868,908	2,162,481
Net investment income/(loss)	(124,780)	—	(124,780)
Gotham Index Plus Fund
Investment Income
Dividends from non-affiliated investments	—	3,046,169	3,046,169
Dividends from affiliated investments	2,730,037	—	2,730,037
Total Investment Income	2,728,077	3,046,169	5,774,246

Expenses
Interest Expense	—	3,046,169	3,046,169
Total expenses before waivers and/or reimbursements	2,935,794	3,046,169	5,981,963
Net expenses after waivers and/or reimbursements	2,763,053	3,046,169	5,809,222
Net investment income/(loss)	(34,976)	—	(34,976)
Gotham Defensive Long 500 Fund
Investment Income
Dividends from non-affiliated investments	51,988	119,591	171,579
Total Investment Income	51,988	119,591	171,579

Expenses
Interest Expense	—	119,591	119,591
Total expenses before waivers and/or reimbursements	188,510	119,591	308,101
Net expenses after waivers and/or reimbursements	114,926	119,591	234,517
Net investment income/(loss)	(62,938)	—	(62,938)

GOTHAM FUNDS
Notes to Financial Statements (Concluded)
March 31, 2025
(Unaudited)
Financial Highlights
For the Six Months Ended 3/31/2024 (as restated) (Unaudited)
	Previously Reported	Adjustments	As Restated
Gotham Enhanced Return Fund - Institutional Class Shares
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any (including dividend and interest expense)	1.28%	0.86%	2.14%
Ratio of expenses to average net assets without waivers, and/or reimbursements, if any	1.54%	0.86%	2.40%

Gotham Index Plus Fund - Institutional Class Shares
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any (including dividend and interest expense)	0.93%	1.03%	1.96%
Ratio of expenses to average net assets without waivers, and/or reimbursements, if any	0.98%	1.03%	2.01%

Gotham Index Plus Fund - Investor Class Shares
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any (including dividend and interest expense)	1.18%	1.03%	2.21%
Ratio of expenses to average net assets without waivers, and/or reimbursements, if any	1.23%	1.03%	2.26%

Gotham Defensive Long 500 Fund - Institutional Class Shares
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any (including dividend and interest expense)	1.35%	1.41%	2.76%
Ratio of expenses to average net assets without waivers, and/or reimbursements, if any	2.21%	1.41%	3.62%

7. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued, and has determined that there was the following subsequent event:
On March 6, 2025, the Board approved the reorganization of the Hedged Core, Defensive Long 500 and Enhanced 500 Plus into Index Plus (the “Reorganization”). The Reorganization has not occurred as of the date the financial statements were issued.
Management has evaluated and has determined there were no additional subsequent events.

GOTHAM FUNDS
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 974-6852 and on the Securities and Exchange Commission's (“SEC”) website at http://www.sec.gov.
Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to its reports on Form N-PORT. The Funds' Portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.

GOTHAM FUNDS
Privacy Notice
(Unaudited)
The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.
We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within the Fund and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.
To ensure the highest degree of security and confidentiality, the Fund and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site www.gothamfunds.com.
If you have questions or comments about our privacy practices, please call us at (877) 974-6852.

Investment Adviser
Gotham Asset Management, LLC
825 Third Avenue, 17th Floor
New York, NY 10022
Administrator
The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042
Legal Counsel
Troutman Pepper Locke LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
GOTI-0325

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Fund’s disclosure of remuneration items is included as part of the Semi-Annual Financials and Additional Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings and submissions under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (“1940 Act”), is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission (“SEC”). Such information is accumulated and communicated to the Registrant’s Management, including its Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s Management, including the PEO and the PFO, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

In connection with this filing of the Registrant’s Form N-CSR/S for the semi-annual period ended March 31, 2025, an evaluation was performed by the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the 1940 Act. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant’s Funds on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the SEC; and (2) that material information relating to the Registrant’s Funds is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

Subsequent to the original filing of the Registrant’s Form N-CSR for the annual period ended September 30, 2024, management identified an error caused by interest expense incurred on collateral received from the OTC swap transaction counterparty being incorrectly netted against dividend income for the Gotham Absolute Return Fund, Gotham Enhanced Return Fund, Gotham Neutral Fund, Gotham Index Plus Fund, and Gotham Defensive Long 500 Fund (collectively, the “Impacted Funds”) which resulted in an understatement of both dividend income and expenses, but did not result in a change to net investment income/(loss) or net assets, for the year ended September 30, 2023. The error also resulted in an understatement of the gross and net ratio of expenses to average net assets for the year ended September 30, 2023.

The original filing of the September 30, 2024 financial statements disclosed the nature of the error and revised the impact to the Expense Ratios in the Financial Highlights for all Impacted Funds including disclosure of the change to the Expense Ratios.

Subsequent to the original filing of the Registrant’s Form N-CSR/S for the six months ended March 31, 2024 and Form N-CSR for the annual period ended September 30, 2024, the error was determined to be material to Gotham Enhanced Return Fund, Gotham Index Plus Fund, and Gotham Defensive Long 500 Fund (collectively, the “Restated Funds”). As a result, the material error resulted in a restatement of the financial statements for the Restated Funds to correct the impacts of the error for the year ended September 30, 2023, within Note 6 of the September 30, 2024 N-CSR/A and by designating the previously revised Expense Ratios as “restated” on the accompanying Financial Highlights of the Restated Funds for the year ended September 30, 2023. Management has also restated the impacts of the error for the six-months ended March 31 , 2024 within Note 6 of the March 31, 2025 N-CSR/S. The N-CSR/S also includes disclosure of the impact of the restatement for the Restated Funds as of September 30, 2023.

A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Registrant’s annual or interim financial statements will not be prevented or detected on a timely basis.

As a result, the Registrant’s PEO and PFO, have concluded that due to the material weakness in internal control over financial reporting described below, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) were not effective as of September 30, 2024 based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and do not provide reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

A material weakness exists in the design of internal controls over financial reporting oversight controls implemented by management since the period ended September 30, 2023. The Impacted Funds did not design and maintain effective controls at the appropriate level of precision to identify offsetting of contra balances within the components of net investment income. This deficiency resulted in an inappropriate offsetting of interest expense against dividend income on the Statement of Operations.

The foregoing material weakness resulted in an understatement of both dividend income and expenses as well as the gross and net expense ratios in the Fund’s financial statements for the annual period ended September 30, 2023 and the six months ended March 31, 2024. Additionally, this material weakness could result in misstatements of offsetting balances within the components of net investment income and result in a misstatement of the gross and net expense ratios that would result in a material misstatement of the annual or interim financial statements that would not be prevented or detected.

Subsequent to the identification of the error described above, Management has developed a plan to remediate the material weakness described herein. Management’s plans including implementation of new review procedures by management to identify the offsetting of contra balances within the components of net investment income so as to ensure the appropriate classification within the financial statements. Management will not be able to conclude whether the steps taken will fully remediate the material weakness in our internal control over financial reporting until we have completed our remediation efforts and subsequent evaluation of their effectiveness.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust

By (Signature and Title)* /s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date June 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date June 9, 2025

By (Signature and Title)* /s/ Christine S. Catanzaro
Christine S. Catanzaro, Treasurer and
Chief Financial Officer
(principal financial officer)

Date June 9, 2025

* Print the name and title of each signing officer under his or her signature.